
                        AMERICAN FUNDS INSURANCE SERIES

                                     Part B
                      Statement of Additional Information
                                  May 1, 2007
                      (as supplemented November 19, 2007)

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Insurance Series (the "Series") dated May
1, 2007. You may obtain a prospectus from your financial adviser or by writing to the Series at the following address:

                        American Funds Insurance Series
                              Attention: Secretary
                             333 South Hope Street
                         Los Angeles, California 90071
                                  213/486-9200

                               TABLE OF CONTENTS

Item                                                                  Page No.
----                                                                  --------

Financial statements

                   American Funds Insurance Series -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES
The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund's net assets unless otherwise noted. This summary is not intended to reflect all of the funds' investment limitations.

GLOBAL DISCOVERY FUND

     General

     .    The fund invests primarily in stocks of companies in the services and information areas of the global economy.

     .    The fund may invest up to 25% of its assets in companies outside the services and information area of the global economy. Under normal market conditions, the fund will invest in equity securities, including common and preferred stocks or other securities convertible into stocks.

     .    The fund may hold cash and cash equivalents, government and other debt securities of companies outside the services and information area.

     Non-U.S. securities

     .    Although the fund currently expects to invest a majority of its assets in the United States, it may invest its assets on a global basis. The fund may invest in securities of issuers domiciled outside the United
          States, including securities denominated in currencies other than the
          U.S. dollar.

     Debt securities

     .    The fund may not invest in debt securities rated below Ca by Moody's
          Investors Service ("Moody's") and below CC by Standard & Poor's
          Corporation ("S&P") or in unrated securities determined to be of equivalent quality.

GLOBAL GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies located around the world.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities (i.e., debt securities that do not have equity conversion or purchase rights) rated Baa or below by Moody's and BBB or below by
          S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 2

GLOBAL SMALL CAPITALIZATION FUND

     Equity securities

     .    Normally, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations. The investment adviser currently defines "small market capitalization"
          companies to be companies with market capitalizations of $3.5 billion or less. The investment adviser has periodially reevaluated and adjusted this definition and may continue to do so in the future.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P, or unrated but determined to be of equivalent quality.

GROWTH FUND

     General

     .    The fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

INTERNATIONAL FUND

     General

     .    The fund invests primarily in common stocks of companies located outside the United States.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or in unrated securities that are determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 3

NEW WORLD FUND

     General

     .    The fund invests primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.

     .    The fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries which have developing economies and/or markets.

     Equity securities

     .    The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assets or revenues
          (generally 20% or more) is attributable to developing countries.

     Debt securities

     .    The fund may invest up to 25% of its assets in straight debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines have a significant portion of their assets or revenues (generally 20% or more) attributable to developing countries.

     .    The fund may invest up to 25% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

BLUE CHIP INCOME AND GROWTH FUND

     General

     .    The fund invests primarily in common stocks of larger, more established companies based in the United States.

     Equity securities

     .    The fund ordinarily will invest at least 90% of its equity assets in the stock of companies in business for five or more years (including predecessor companies); that pay regular dividends; whose debt securities are rated Baa or above by Moody's or BBB or above by S&P or unrated but determined to be of equivalent quality; and reflect a market capitalization of $4 billion and above. The fund will not invest in private companies.

     Non-U.S. securities

     .    The fund may invest up to 10% of its assets in equity securities of larger non-U.S. companies that are listed or traded in the United
          States.

                   American Funds Insurance Series -- Page 4

GLOBAL GROWTH AND INCOME FUND

     General

     .    The fund seeks to make your investment grow over time and provide you with current income by investing primarily in stocks of
          well-established companies located around the world.

     Non-U.S. securities

     .    The fund may invest a majority of its assets outside the United
          States.  For temporary defensive purposes, the fund may invest principally or entirely in securities that are denominated in U.S.
          dollars or whose issuers are domiciled in the United States.

     Debt securities

     .    The fund may invest up to 10% of its assets in straight debt securities rated Baa or below by Moody's and BBB or below by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

GROWTH-INCOME FUND

     General

     .    The fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and not in the S&P 500.

     Debt securities

     .    The fund may invest up to 5% of its assets in straight debt securities rated Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

ASSET ALLOCATION FUND

     General

     .    The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

                   American Funds Insurance Series -- Page 5

     Debt securities

     .    Up to 25% of the fund's debt assets may be invested in straight debt securities (i.e., not convertible into equity) rated Ba and BB or below by Moody's or S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the United States and not in the S&P 500.

     .    The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the United States.

BOND FUND

     Equity securities

     .    The fund may not purchase equity securities directly, other than certain convertible preferred securities, subject to a 20% overall limit on preferred securities. The fund may retain up to 5% of its assets in common stock, warrants and rights received in conjunction with, or in exchange for, debt securities.

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and include nonvoting, nonconvertible preferred securities.

     .    The fund may invest up to 20% of its assets in preferred securities, including convertible and nonconvertible preferred securities.

     .    The fund will invest at least 35% of its assets in debt securities
          (including cash and cash equivalents) rated A or better by Moody's or
          S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund will invest at least 65% of its assets in debt securities
          (including cash and cash equivalents) that are rated Baa or better by
          Moody's or BBB or better by S&P or in unrated securities that are determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Non-U.S. securities

     .    The fund may invest up to 20% of its assets in non-U.S. dollar denominated securities.

                   American Funds Insurance Series -- Page 6

GLOBAL BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities).

     .    Normally, the fund will invest substantially in debt securities rated
          Baa or better by Moody's or BBB or better by S&P or unrated but determined to be of equivalent quality.

     .    The fund may invest up to 35% of its assets in debt securities rated
          Ba or below by Moody's and BB or below by S&P or unrated but determined to be of equivalent quality.

HIGH-INCOME BOND FUND

     Debt securities

     .    The fund will invest at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities.

     .    The fund will invest at least 65% of its assets in debt securities rated Ba or below by Moody's or BB or below by S&P or in unrated securities that are determined to be of equivalent quality.

     Equity and other securities

     .    The fund may invest up to 20% of its assets in equity securities, such as common and preferred stocks and convertible securities.

     Maturity

     .    The fund generally will invest in securities with maturities in excess of three years.

     Non-U.S. securities

     .    The fund may invest up to 25% of its assets in securities of issuers domiciled outside the United States.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

     General

     .    The fund will invest at least 80% of its assets in securities guaranteed by the "full faith and credit" pledge of the U.S.
          government or debt securities that are rated Aaa by Moody's or AAA by
          S&P or unrated but determined to be of equivalent quality.

                   American Funds Insurance Series -- Page 7

CASH MANAGEMENT FUND

     General

     .    The fund will invest in high quality money market instruments rated in the two highest quality categories by at least two nationally recognized statistical rating organizations.

     Maturity

     .    The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. government securities), even if their original maturity is greater than one year.

     Non-U.S. securities
     .    The fund may invest up to 45% of its assets in U.S. dollar-denominated securities issued by non-U.S. or Canadian entities or in securities with credit and liquidity support features provided by non-U.S. or
          Canadian entities.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the funds typically consist of common stocks.
The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the funds' ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

The growth-oriented, equity-type securities generally purchased by certain of the funds may involve large price swings and potential for loss.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

                   American Funds Insurance Series -- Page 8

Lower rated debt securities, rated Ba or below by Moody's and/or BB or below by
S&P or unrated but determined to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that would adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, the prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the funds would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the funds may incur losses or expenses in seeking recovery of amounts owed to them.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the funds' ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the funds' portfolios and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies evaluate the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier. See the Appendix for more information about credit ratings.

                   American Funds Insurance Series -- Page 9

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The funds may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred securities automatically convert into common stocks and some may be subject to redemption at the option of the issuer at a predetermined price. The prices and yields of nonconvertible preferred securities generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Convertible bonds, convertible preferred stocks and other securities may sometimes be converted, or may automatically convert, into common stocks or other securities at a stated conversion ratio. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying assets, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Global Growth and Income Fund, Growth-Income Fund and Asset
Allocation Fund may invest in the stocks of smaller capitalization companies
(typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities.
However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies. Because Global Small Capitalization Fund in particular emphasizes the stocks of issuers with smaller market capitalizations (by U.S.
standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than if it were to concentrate on larger capitalization stocks. The funds determine relative market capitalizations using U.S. standards. Accordingly, the funds' non-U.S.
investments may have large capitalizations relative to market capitalizations of companies based outside the United States.

INVESTING IN PRIVATE COMPANIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may invest in companies that have not publicly offered their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of a private company may be subject to the risk that market conditions, developments within the company, investor perception, or regulatory decisions may delay or prevent the company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the funds from selling their company shares for a period of time following the public offering.

                   American Funds Insurance Series -- Page 10

Investments in private companies can offer the funds significant growth opportunities at attractive prices. However these investments can pose greater risk, and, consequently, there is no guarantee that positive results can be achieved in the future.

INVESTING IN VARIOUS COUNTRIES -- Global Discovery Fund, Global Growth Fund,
Global Small Capitalization Fund, Growth Fund, International Fund, New World
Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income  Bond Fund may invest in securities of issuers domiciled outside the
United States and which may be denominated in currencies other than the U.S.
dollar. Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values;
different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries, reflecting the greater uncertainties of investing in less established markets and economies. In particular, developing countries may have less stable governments; may present the risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets; and may have less protection of property rights than more developed countries. The economies of developing countries may be reliant on only a few industries, may be highly vulnerable to changes in local or global trade conditions and may suffer from high and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Additional costs could be incurred in connection with the funds' investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

U.S. Government/AAA-Rated Securities Fund and Cash Management Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are
U.S. dollar-denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.

Certain risk factors related to developing countries are discussed below:

     CURRENCY FLUCTUATIONS -- Certain funds may invest in securities valued in currencies other than the U.S. dollar. Certain developing countries'
     currencies have experienced and may in the future experience significant declines against the U.S. dollar. For example, if

                   American Funds Insurance Series -- Page 11

     the U.S. dollar appreciates against foreign currencies, the value of the funds' securities holdings would generally depreciate and vice versa.
     Consistent with their investment objectives, the funds can engage in certain currency transactions to hedge against currency fluctuations. See
     "Currency Transactions" below.

     GOVERNMENT REGULATION -- The political, economic and social structures of certain developing countries may be more volatile and less developed than those in the United States. Certain developing countries lack uniform accounting, auditing and financial reporting standards, have less governmental supervision of financial markets than in the United States, and do not honor legal rights enjoyed in the United States. Certain governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of local companies.

     Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing market countries. While the funds will only invest in markets where these restrictions are considered acceptable, a country could impose new or additional repatriation restrictions after the funds'
     investment. If this happened, the funds' response might include, among other things, applying to the appropriate authorities for a waiver of the restrictions or engaging in transactions in other markets designed to offset the risks of decline in that country. Such restrictions will be considered in relation to the funds' liquidity needs and all other positive and negative factors. Further, some attractive equity securities may not be available to the funds because foreign shareholders hold the maximum amount legally permissible.

     While government involvement in the private sector varies in degree among developing countries, such involvement may in some cases include government ownership of companies in certain sectors, wage and price controls or imposition of trade barriers and other protectionist measures. With respect to any developing country, there is no guarantee that some future economic or political crisis will not lead to price controls, forced mergers of companies, expropriation or creation of government monopolies to the possible detriment of the funds' investments.

     LESS DEVELOPED SECURITIES MARKETS -- Developing countries may have less well-developed securities markets and exchanges. The securities markets have lower trading volumes than the securities markets of more developed countries. These markets may be unable to respond effectively to increases in trading volume. Consequently, these markets may be substantially less liquid than those of more developed countries and the securities of issuers located in these markets may have limited marketability. These factors may make prompt liquidation of substantial portfolio holdings difficult or impossible at times.

     SETTLEMENT RISKS -- Settlement systems in developing countries are generally less well organized than in developed markets. Supervisory authorities may also be unable to apply standards comparable with those in developed markets. Thus, there may be risks that settlement may be delayed and that cash or securities belonging to the funds may be in jeopardy because of failures of or defects in the systems. In particular, market practice may require that payment be made before receipt of the security being purchased or that delivery of a security be made before payment is received. In such cases, default by a broker or bank (the "counterparty")
     through whom the transaction is effected might cause

                   American Funds Insurance Series -- Page 12

     the funds to suffer a loss. The funds will seek, where possible, to use counterparties whose financial status is such that this risk is reduced.
     However, there can be no certainty that the funds will be successful in eliminating this risk, particularly as counterparties operating in developing countries frequently lack the substance or financial resources of those in developed countries. There may also be a danger that, because of uncertainties in the operation of settlement systems in individual markets, competing claims may arise with respect to securities held by or to be transferred to the funds.

     INVESTOR INFORMATION -- The funds may encounter problems assessing investment opportunities in certain developing securities markets in light of limitations on available information and different accounting, auditing and financial reporting standards. In such circumstances, the investment adviser will seek alternative sources of information, and to the extent the investment adviser is not satisfied with the sufficiency of the information obtained with respect to a particular market or security, the funds will not invest in such market or security.

     TAXATION -- Taxation of dividends and capital gains received by non-residents varies among developing countries and, in some cases, is comparatively high. In addition, developing countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that the funds could in the future become subject to local tax liability that they had not reasonably anticipated in conducting their investment activities or valuing their assets.

     LITIGATION -- The funds and their shareholders may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies.

     FRAUDULENT SECURITIES -- Securities purchased by the funds may subsequently be found to be fraudulent or counterfeit, resulting in a loss to the funds.
     LOAN ASSIGNMENTS AND PARTICIPATIONS -- New World Fund may invest, subject to its overall limitation on loans, in loan assignments and participations, typically made by a syndicate of banks to governmental or corporate borrowers for a variety of purposes. The underlying loans to developing market governmental borrowers may be in default and may be subject to restructuring under the Brady Plan. The underlying loans may be secured or unsecured, and will vary in term and legal structure.

CURRENCY TRANSACTIONS -- Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Global
Growth and Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. Blue Chip Income and Growth Fund and
Growth-Income Fund do not currently intend to engage in any such transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the funds will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The funds will

                   American Funds Insurance Series -- Page 13

not generally attempt to protect against all potential changes in exchange rates. The funds will segregate liquid assets which will be marked to market daily to meet their forward contract commitments to the extent required by the
Securities and Exchange Commission.

Bond Fund, Global Bond Fund and High-Income Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date.
Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodity
Futures Trading Commission ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodity
Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules)
up to 5% of a fund's net assets.

Bond Fund, Global Bond Fund and High-Income Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. A fund might purchase a currency put option, for example, to protect itself during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the fund anticipates purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter
("OTC options"). Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. Bond Fund, Global Bond Fund and High-Income Bond
Fund will not purchase an OTC option unless the investment adviser believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance.
Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

                   American Funds Insurance Series -- Page 14

Certain provisions of the Internal Revenue Code may limit the extent to which the funds may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the funds.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The funds will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The funds will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet their obligations. After a transaction is entered into, the funds may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the funds may sell such securities.

Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund and
U.S. Government/AAA-Rated Securities Fund may also enter into "roll"
transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the risk of price and yield fluctuations during the time of the commitment. The funds will segregate liquid assets which will be marked to market daily in an amount sufficient to meet their payment obligations in these transactions.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements under which the funds buy a security and obtain a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the funds to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Series'
custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The funds will only enter into repurchase agreements involving securities in which they could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the funds may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the funds may be delayed or limited.

U.S. GOVERNMENT OBLIGATIONS -- U.S. government obligations are securities backed by the full faith and credit of the U.S. government. U.S. government obligations include the following types of securities:

                   American Funds Insurance Series -- Page 15

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES BACKED BY "FULL FAITH AND CREDIT" -- The
     securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S. government. Such agencies and entities include the Government National Mortgage Association (Ginnie Mae),
     the Veterans Administration (VA), the Federal Housing Administration (FHA),
     the Export-Import Bank (Exim Bank), the Overseas Private Investment
     Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small
     Business Administration (SBA).

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

                   American Funds Insurance Series -- Page 16

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some
     CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

"IOs" and "POs" are issued in portions or tranches with varying maturities and characteristics. Some tranches may only receive the interest paid on the underlying mortgages (IOs) and others may only receive the principal payments
(POs). The values of IOs and POs are extremely sensitive to interest rate fluctuations and prepayment rates, and IOs are also subject to the risk of early repayment of the underlying mortgages that will substantially reduce or eliminate interest payments.

WARRANTS AND RIGHTS -- The funds may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

INFLATION-INDEXED BONDS -- Asset Allocation Fund, Bond Fund, Global Bond Fund,
High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund may invest in inflation-indexed

                   American Funds Insurance Series -- Page 17

bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain non-U.S.
jurisdictions the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount repaid at maturity of the bond to be less than par.

The interest rate for these bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REAL ESTATE INVESTMENT TRUSTS -- The funds may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

CASH AND CASH EQUIVALENTS -- The funds may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Cash Management Fund may only purchase commercial paper judged by the investment adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by at least two nationally recognized statistical rating organizations (each, a "NRSRO"), or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for Cash Management Fund. No more than 5% of Cash Management
Fund's assets may be invested in commercial paper rated in the second tier
(e.g., P-2/A-2) by any NRSRO; no more than the greater of 1% of Cash Management
Fund's assets or $1 million may be invested in such securities of any one issuer. See the "Description of Commercial Paper Ratings" for a description of the ratings.

                   American Funds Insurance Series -- Page 18

"Short-term bank obligations" can include certificates of deposit
(interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks.

Cash Management Fund may purchase corporate obligations that mature or that will be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

"Savings association obligations" include certificates of deposit
(interest-bearing time deposits) issued by savings banks or savings and loan associations.

"Floating rate obligations" have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on
Treasury bills or notes or with changes in LIBOR (London Interbank Offering
Rate). The investment adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.

RESTRICTED OR ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the funds or cause them to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the Series' board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The funds may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations, governments or other borrowers (collectively "borrowers"). Borrowers generally incur these obligations in order to, among other things, reorganize their assets and liabilities (recapitalization), merge with or acquire another company
(mergers and acquisitions), take control of another company (leveraged buy-out), provide temporary financing (bridge loans), finance internal growth or for other corporate purposes.

Some loans may not be secured by assets or other collateral. In the event of nonpayment of principal or interest unsecured loans generally protect lenders to a lesser extent than a fully secured loan. In addition, some borrowers may be highly leveraged which could make loans

                   American Funds Insurance Series -- Page 19

made to them especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage with respect to other investors that may receive such information. Its decision not to receive material, non-public information may also impact the investment adviser's ability to assess borrowers' requests for amendments or waivers to provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent to do so. In these situations the investment adviser may be restricted from trading the loan or other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The funds normally acquire loan obligations through an assignment from another lender, but may also acquire loan obligations by purchasing a participation interest from a lender or other holder of the interest. When the funds purchase assignments they acquire direct contractual rights against the borrower on the loan. The funds acquire the right to receive principal and interest payments directly from the borrower and to enforce their rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the funds may not directly benefit from any collateral supporting the loan in which they have purchased the participation and the funds will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the funds will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Investments in loan participations and assignments present the possibility that the funds could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the funds could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The funds anticipate that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

REINSURANCE RELATED NOTES AND BONDS -- High-Income Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For

                   American Funds Insurance Series -- Page 20

example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

REVERSE REPURCHASE AGREEMENTS -- Bond Fund, Global Bond Fund and U.S.
Government/ AAA-Rated Securities Fund are authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, reverse repurchase agreements may be considered borrowing by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case. The funds do not currently intend to engage in this investment practice over the next 12 months.

LOANS OF PORTFOLIO SECURITIES -- Asset Allocation Fund, Bond Fund, Global Bond
Fund, High-Income Bond Fund and U.S. Government/AAA-Rated Securities Fund are
authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the investment adviser. The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest.
The investment adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the
collateral.Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, measured at the time any such loan is made. The funds do not currently intend to engage in this investment practice over the next 12 months.

DIVERSIFICATION -- Global Bond Fund is a non-diversified investment company which allows the fund to invest a greater percentage of its assets in any one issuer. For the fund to be considered a "diversified" investment company under the Investment Company Act of 1940, as amended, the fund with respect to 75% of its total assets, would be required to limit its investment in any one issuer
(other than the U.S. government) to 5% of the market value of the total assets of the fund or to 10% of the outstanding voting securities of such issuer.
However, such a limitation would reduce the extent to which the fund could concentrate its non-U.S. investments in securities of governmental issuers, which are generally considered to be of higher credit quality than are non-U.S.
private issuers. Accordingly, such a limitation might increase the fund's investment risk. Although the fund is non-diversified, it has no current intention of investing more than 5% of its assets in securities of any one corporate issuer. In addition, the fund intends to

                   American Funds Insurance Series -- Page 21

comply with the diversification and other requirements of the U.S. Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies so that the fund will not be subject to U.S. taxes on the net investment income and net capital gains that it distributes to its shareholders. (See "Taxes and
Distributions".)

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the funds' objective, and changes in their investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Under certain market conditions, the investment policies of Asset Allocation
Fund, Bond Fund, High-Income Bond Fund, and U.S. Government/AAA-Rated Securities
Fund may result in higher portfolio turnover than those of the other funds, although, other than Cash Management Fund, no fund's annual portfolio turnover rate is expected to exceed 100%. A fund's portfolio turnover rate would equal
100% if each security in the fund's portfolio were replaced once per year. See
"Financial Highlights" in the prospectus for the funds' annual portfolio turnover rates for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS
FUNDAMENTAL POLICIES -- The Series has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the outstanding voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on a fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the applicable fund.

INVESTMENT RESTRICTIONS OF GLOBAL DISCOVERY FUND, GLOBAL GROWTH FUND, GLOBAL
SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, BLUE
CHIP INCOME AND GROWTH FUND, GLOBAL GROWTH AND INCOME FUND, GROWTH-INCOME FUND,
ASSET ALLOCATION FUND, BOND FUND, GLOBAL BOND FUND AND HIGH-INCOME BOND FUND

Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund,
Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth
Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund,
Bond Fund, Global Bond Fund and High-Income Bond Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of

                   American Funds Insurance Series -- Page 22

the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

5.   Purchase commodities or commodity contracts; except that Global Discovery
Fund, Global Small Capitalization Fund, International Fund, New World Fund,
Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund may
engage in transactions involving currencies (including forward or futures contracts and put and call options).

6.   Invest in companies for the purpose of exercising control or management.

7.   Make loans to others except for (a) the purchase of debt securities; (b)
entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

8.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

9.   Purchase securities on margin.

10.  Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

11.  Invest in puts, calls, straddles, spreads or any combination thereof;
except as described above in Investment Restriction number 5.

12.  Invest in securities of other investment companies, except as permitted by the 1940 Act.

13.  Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Investment restriction numbers 1 and 2 do not apply to Global Bond Fund.

Notwithstanding investment restriction number 12, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 23

Notwithstanding investment restriction number 13, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

Notwithstanding investment restriction number 7, Global Discovery Fund, Global
Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund,
New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund,
Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund and
High-Income Bond Fund may purchase loan assignments.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Global
Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth
Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund,
Growth-Income Fund, Global Growth and Income Fund, Asset Allocation Fund, Bond
Fund, Global Bond Fund and High-Income Bond Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

U.S. Government/AAA-Rated Securities Fund may not:

1.   Purchase any security (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities ("U.S. government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

2.   Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities or other securities to the extent they are backed by or represent interests in U.S.
government securities or U.S. government-guaranteed mortgages.

3.   Invest in companies for the purpose of exercising control or management.

4.   Invest in securities of other investment companies, except as permitted by the 1940 Act.

5.   Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

6.   Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities
Act of 1933.

7.   Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; (c) make loans of portfolio securities; and (d) enter into loan

                   American Funds Insurance Series -- Page 24

participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

8.   Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

9.   Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

10.  Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

11.  Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of U.S.
Government/AAA-Rated Securities Fund may be changed without shareholder approval:

1.   The fund may not invest more than 15% of its net assets in illiquid securities.

2.   The fund may not issue senior securities, except as permitted by the 1940
Act.

INVESTMENT RESTRICTIONS OF CASH MANAGEMENT FUND

Cash Management Fund may not:

1.   Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to
75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

2.   As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

3.   Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than
25% of its assets in the obligations of domestic commercial banks.

4.   Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

                   American Funds Insurance Series -- Page 25

5.   Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

6.   Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

7.   Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

8.   Invest in puts, calls, straddles, spreads or any combination thereof.

9.   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

10.  Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

NONFUNDAMENTAL POLICIES -- The following nonfundamental policies of Cash
Management Fund may be changed without shareholder approval:

Notwithstanding investment restriction number 1 above, in order to comply with
Rule 2a-7 under the 1940 Act, Cash Management Fund has adopted a policy of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. government); provided however, that Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the
Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by Cash Management Fund of securities that have "put" or "stand-by" commitment features.

Notwithstanding investment restriction number 9 above, if deemed advisable by its officers, compensation paid by the Series to its Trustees may be invested in securities of these or other investment companies under a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the
Securities and Exchange Commission.

                   American Funds Insurance Series -- Page 26

                            MANAGEMENT OF THE SERIES

BOARD OF TRUSTEES AND OFFICERS

"INDEPENDENT" TRUSTEES/1/

 NAME, AGE AND                                                         NUMBER OF
 POSITION WITH FUND                                                    BOARDS/3/
 (YEAR FIRST ELECTED/2/ AS A         PRINCIPAL OCCUPATION(S)            ON WHICH     OTHER DIRECTORSHIPS/4/ HELD
 TRUSTEE)                             DURING PAST FIVE YEARS         TRUSTEE SERVES           BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------

 Lee A. Ault III, 71            Private investor; former Chairman           2         Anworth Mortgage Asset
 Chairman of the Board          of the Board, In-Q-Tel, Inc.                          Corporation; Office Depot,
 (Independent and               (technology venture company funded                    Inc.
 Non-Executive) (1999)          principally by the Central
                                Intelligence Agency); former
                                Chairman of the Board, President
                                and CEO, Telecredit, Inc. (payment
                                services)
-----------------------------------------------------------------------------------------------------------------
 H. Frederick Christie, 74      Private investor; former President         21         AECOM Technology
 Trustee (1994)                 and CEO, The Mission Group                            Corporation;
                                (non-utility holding company,                         Ducommun Incorporated;
                                subsidiary of Southern California                     IHOP Corporation;
                                Edison Company)                                       Southwest Water Company

-----------------------------------------------------------------------------------------------------------------
 Joe E. Davis, 73               Private investor; former Chairman           2         Anworth Mortgage Asset
 Trustee (1991)                 of the Board, Linear Corporation                      Corporation; Natural
                                (linear motor design and                              Alternatives Inc.
                                production); former President and
                                CEO, National Health Enterprises,
                                Inc.
-----------------------------------------------------------------------------------------------------------------
 Martin Fenton, 72              Chairman of the Board, Senior              18         None
 Trustee (1995)                 Resource Group LLC (development
                                and management of senior living
                                communities)
-----------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller, 61          President and CEO, Fuller                  16         None
 Trustee (1999)                 Consulting (financial management
                                consulting firm)
-----------------------------------------------------------------------------------------------------------------
 W. Scott Hedrick, 62           Founding General Partner, Inter             2         Hot Topic, Inc.;
 Trustee (2007)                 West Partners (venture capital                        Office Depot, Inc.
                                firm focused on information
                                technology and life sciences);
                                Lecturer, Stanford Graduate School
                                of Business
-----------------------------------------------------------------------------------------------------------------
 Merit E. Janow, 49             Professor, Columbia University,             4         The NASDAQ Stock Market,
 Trustee (2007)                 School of International and Public                    Inc.
                                Affairs; Member, WTO Appellate
                                Body
-----------------------------------------------------------------------------------------------------------------
 Mary Myers Kauppila, 53        Private investor; Chairman of the           6         None
 Trustee (1994)                 Board and CEO, Ladera Management
                                Company (venture capital and
                                agriculture); former owner and
                                President, Energy Investment, Inc.

-----------------------------------------------------------------------------------------------------------------
 Kirk P. Pendleton, 68          Chairman of the Board and CEO,              7         None
 Trustee (1996)                 Cairnwood, Inc. (venture capital
                                investment)
-----------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 27

"INTERESTED" TRUSTEES/5,6/

                                    PRINCIPAL OCCUPATION(S)
                                    DURING PAST FIVE YEARS          NUMBER OF
 NAME,AGE AND                            AND POSITIONS              BOARDS/3/
 POSITION WITH FUND              HELD WITH AFFILIATED ENTITIES       ON WHICH      OTHER DIRECTORSHIPS/4/
 (YEAR FIRST ELECTED/2/ AS A     OR THE PRINCIPAL UNDERWRITER       TRUSTEE OR            HELD BY
 TRUSTEE)                                OF THE SERIES            OFFICER SERVES     TRUSTEE OR OFFICER
----------------------------------------------------------------------------------------------------------

 James K. Dunton, 69            Senior Vice President - Capital         2          None
 Vice Chairman of the Board     Research Global Investors,
 (1993)                         Capital Research and Management
                                Company; Director, Capital
                                Research and Management Company

----------------------------------------------------------------------------------------------------------
 Donald D. O'Neal, 47           Senior Vice President - Capital         3          None
 President and Trustee          Research Global Inivestors,
 (1998)                         Capital Research and Management
                                Company
----------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED/2/        AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS A TRUSTEE)                  OR THE PRINCIPAL UNDERWRITER OF THE SERIES
-------------------------------------------------------------------------------

 Alan N. Berro, 47         Senior Vice President - Capital World Investors,
 Senior Vice President     Capital Research and Management Company
 (1998)
-------------------------------------------------------------------------------
 Michael J. Downer, 52     Vice President and Secretary, Capital Research and
 Executive Vice            Management Company; Director, American Funds
 President (1991)          Distributors, Inc.*; Director, Capital Bank and
                           Trust Company*
-------------------------------------------------------------------------------
 Abner D. Goldstine, 77    Senior Vice President - Fixed Income, Capital
 Senior Vice President     Research and Management Company; Director, Capital
 (1993)                    Research and Management Company
-------------------------------------------------------------------------------
 John H. Smet, 51          Senior Vice President - Fixed Income, Capital
 Senior Vice President     Research and Management Company; Director, American
 (1994)                    Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Claudia P. Huntington,    Senior Vice President - Capital Research Global
 55                        Investors, Capital Research and Management Company;
 Vice President (1994)     Director, The Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Robert W. Lovelace, 45    Senior Vice President - Capital World Investors,
 Vice President (1997)     Capital Research and Management Company; Director,
                           Capital Research and Management Company; Chairman of
                           the Board, Capital Research Company*; Director, The
                           Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Susan M. Tolson, 45       Senior Vice President - Fixed Income, Capital
 Vice President (1999)     Research and Management Company
-------------------------------------------------------------------------------
 Chad L. Norton, 47        Vice President - Fund Business Management Group,
 Secretary (1994)          Capital Research and Management Company
-------------------------------------------------------------------------------
 David A. Pritchett, 41    Vice President - Fund Business Management Group,
 Treasurer (1999)          Capital Research and Management Company
-------------------------------------------------------------------------------
 Steven I. Koszalka, 43    Assistant Vice President - Fund Business Management
 Assistant Secretary       Group, Capital Research and Management Company
 (2003)
-------------------------------------------------------------------------------
 Karl C. Grauman, 39       Vice President - Fund Business Management Group,
 Assistant Treasurer       Capital Research and Management Company
 (2006)
-------------------------------------------------------------------------------
 Sheryl F. Johnson, 39     Vice President - Fund Business Management Group,
 Assistant Treasurer       Capital Research and Management Company
 (1997)
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 28

* Company affiliated with Capital Research and Management Company.
1 The term "independent" trustee refers to a trustee who is not an "interested person" of the funds within the meaning of the 1940 Act.
2 Trustees and officers of the Series serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds) that are held by each trustee as a director of a public company or a registered investment company.
5 "Interested persons" of the funds within the meaning of the 1940 Act, on the basis of their affiliation with the Series' investment adviser, Capital
 Research and Management Company, or affiliated entities.
6 All of the trustees and officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management
 Company serves as investment adviser.

THE ADDRESS FOR ALL TRUSTEES AND OFFICERS OF THE SERIES IS 333 SOUTH HOPE
STREET, 55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                   American Funds Insurance Series -- Page 29

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2006

                                                     AGGREGATE DOLLAR RANGE/1/
                                                             OF SHARES
                                                        OWNED IN ALL FUNDS
                                                       IN THE AMERICAN FUNDS
                             DOLLAR RANGE/1/ OF           FAMILY OVERSEEN
          NAME              FUND SHARES OWNED/2/            BY TRUSTEE
-------------------------------------------------------------------------------

 "INDEPENDENT" TRUSTEES
-------------------------------------------------------------------------------
 Lee A. Ault III                    None                       None
-------------------------------------------------------------------------------
 H. Frederick Christie              None                   Over $100,000
-------------------------------------------------------------------------------
 Joe E. Davis                       None                       None
-------------------------------------------------------------------------------
 Martin Fenton                      None                   Over $100,000
-------------------------------------------------------------------------------
 Leonard R. Fuller                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 W. Scott Hedrick/3/                None                       None
-------------------------------------------------------------------------------
 Merit C. Janow/3/                  None                $50,001 - $100,000
-------------------------------------------------------------------------------
 Mary Myers Kauppila                None                   Over $100,000
-------------------------------------------------------------------------------
 Kirk P. Pendleton                  None                   Over $100,000
-------------------------------------------------------------------------------
 "INTERESTED" TRUSTEES
-------------------------------------------------------------------------------
 James K. Dunton                    None                   Over $100,000
-------------------------------------------------------------------------------
 Donald D. O'Neal                   None                   Over $100,000
-------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" trustees include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.
2 All of the Series' outstanding shares are owned of record by the separate accounts of insurance companies that use the Series as the underlying investments for variable annuity and variable life insurance contracts.
3 Mr. Hedrick was elected on March 20, 2007. Professor Janow was elected on
 October 1, 2007.
TRUSTEE COMPENSATION -- No compensation is paid by the Series to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The Series typically pays each independent trustee an annual fee, which ranges from $31,000 to $78,000, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the Series generally pays independent trustees attendance and other fees for meetings of the board and its committees. The Board chair receives an additional fee for this service.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the

                   American Funds Insurance Series -- Page 30

investment adviser. The Series and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of Series expenses.
Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the Series. The
Series also reimburses certain expenses of the independent trustees.

Trustee compensation paid during the fiscal year ended December 31, 2006

                                                     TOTAL COMPENSATION (INCLUDING
                                                         VOLUNTARILY DEFERRED
                                                           COMPENSATION/1/)
                         AGGREGATE COMPENSATION        FROM ALL FUNDS MANAGED BY
                         (INCLUDING VOLUNTARILY     CAPITAL RESEARCH AND MANAGEMENT
                        DEFERRED COMPENSATION/1/)    COMPANY OR ITS AFFILIATES/2/
         NAME                 FROM THE FUND
-----------------------------------------------------------------------------------

 Lee A. Ault III                $115,500                       $115,500
-----------------------------------------------------------------------------------
 H. Frederick                     72,489                        391,310
 Christie/3/
-----------------------------------------------------------------------------------
 Joe E. Davis                    102,500                        102,500
-----------------------------------------------------------------------------------
 Martin Fenton/3/                 75,621                        346,890
-----------------------------------------------------------------------------------
 Leonard R. Fuller                72,721                        227,810
-----------------------------------------------------------------------------------
 W. Scott Hedrick/4/                None                          None
-----------------------------------------------------------------------------------
 Merit E. Janow/4/                  None                         95,500
-----------------------------------------------------------------------------------
 Mary Myers                       65,100                        224,000
 Kauppila/3/
-----------------------------------------------------------------------------------
 Kirk P. Pendleton/3/             61,083                        234,000
-----------------------------------------------------------------------------------

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2006 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Target Date Retirement Series,(R)/ /Inc., which is composed of nine funds and is available to investors in tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) through the 2006 fiscal year for participating trustees is as follows: H. Frederick Christie
 ($379,813), Martin Fenton ($200,692), Leonard R. Fuller ($5,528), Mary Myers
 Kauppila ($992,950) and Kirk P. Pendleton ($750,957). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the trustees.
4 Mr. Hedrick was elected a trustee on March 20, 2007. Professor Janow was elected a trustee on October 1, 2007.

SERIES ORGANIZATION AND THE BOARD OF TRUSTEES -- The Series, an open-end investment company, was organized as a Massachusetts business trust on September
13, 1983. All Series operations are supervised by its board of trustees, which meets periodically and performs duties required by applicable state and federal laws. Independent board members are paid certain fees for services rendered to the Series as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series.

Massachusetts common law provides that a trustee of a Massachusetts business trust owes a fiduciary duty to the trust and must carry out his or her responsibilities as a trustee in accordance

                   American Funds Insurance Series -- Page 31

with that fiduciary duty. Generally, a trustee will satisfy his or her duties if he or she acts in good faith and uses ordinary prudence.

The Series currently consists of separate funds which have separate assets and liabilities, and invest in separate investment portfolios. The board of trustees may create additional funds in the future. Income, direct liabilities and direct operating expenses of a fund will be allocated directly to that fund and general liabilities and expenses of the Series will be allocated among the funds in proportion to the total net assets of each fund.

Each fund has three classes of shares - Class 1, Class 2 and Class 3. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the Series' amended and restated rule 18f-3 Plan.
Class 2 and Class 3 shareholders have exclusive voting rights with respect to their respective rule 12b-1 Plans adopted in connection with the distribution of
Class 2 and Class 3 shares. Shares of each Class of the Series vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The Series does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the Series will hold a meeting at which any member of the board could be removed by a majority vote.

The Series' Declaration of Trust and by-laws as well as separate indemnification agreements that the Series has entered into with independent trustees provide in effect that, subject to certain conditions, the Series will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

COMMITTEES OF THE BOARD OF TRUSTEES -- The Series has an audit committee comprised of H. Frederick Christie, Joe E. Davis, Martin Fenton, Leonard R.
Fuller and W. Scott Hedrick, none of whom is an "interested person" of the
Series within the meaning of the 1940 Act. The committee provides oversight regarding the Series' accounting and financial reporting policies and practices, its internal controls and the internal controls of the Series' principal service providers. The committee acts as a liaison between the Series' independent registered public accounting firm and the full board of trustees. Six audit committee meetings were held during the 2006 fiscal year.

The Series has a contracts committee comprised of Lee A. Ault III, H. Frederick
Christie, Joe E. Davis, Martin Fenton, Leonard R. Fuller, W. Scott Hedrick,
Merit E. Janow, Mary Myers Kauppila and Kirk P. Pendleton, none of whom is an
"interested person" of the Series within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the Series and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement and plan of distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the Series may enter into, renew or continue, and to make its

                   American Funds Insurance Series -- Page 32

recommendations to the full board of trustees on these matters. Two contracts committee meetings were held during the 2006 fiscal year.

The Series has a nominating committee comprised of Lee A. Ault III, Joe E.
Davis, Martin Fenton and Mary Myers Kauppila, none of whom is an "interested person" of the Series within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Series, addressed to the Series' secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. One nominating committee meeting was held during the 2006 fiscal year.

PROXY VOTING PROCEDURES AND GUIDELINES -- The Series and its investment adviser have adopted Proxy Voting Guidelines (the "Guidelines") with respect to voting proxies of securities held by the funds, other American Funds and Endowments.
Certain American Funds have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds (including the fund) are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds' boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

All U.S. proxies are voted. Non-U.S. proxies also are voted, provided there is sufficient time and information available. After a proxy is received, the investment adviser prepares a summary of the proposals in the proxy. A discussion of any potential conflicts of interest is also included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more research analysts in that investment division familiar with the company and industry. A second recommendation is made by a proxy coordinator (a senior investment professional) within the appropriate investment division based on the individual's knowledge of the Guidelines and familiarity with proxy-related issues. The proxy summary and voting recommendations are then sent to the appropriate proxy voting committee for the final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Guidelines, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Guidelines provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the

                   American Funds Insurance Series -- Page 33

specific circumstances of each proposal. The voting process reflects the funds'
understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website at americanfunds.com and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, the Series and the investment adviser on various proposals. A copy of the full Guidelines is available upon request, free of charge, by calling
American Funds Service Company at 800/421-0180 or visiting the American Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director is generally supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions may also be supported. Typically, proposals to declassify the board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders.

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill, to provide for confidential voting and to provide for cumulative voting are usually supported. Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting are not typically supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items are generally voted in favor of management's recommendations unless circumstances indicate otherwise.
PRINCIPAL FUND SHAREHOLDERS -- The following tables identify those investors who own of record or are known by the funds to own beneficially 5% or more of any class of a fund's shares as of the opening of business on April 1, 2007. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

                   American Funds Insurance Series -- Page 34

GLOBAL DISCOVERY

               NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                 Class 1       50.00%100.00
 P.O. Box 2340                                  Class 2
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Capital Research & Management Co.              Class 1       50.00
 135 S. State College Boulevard
 Brea, CA 92821-5823
----------------------------------------------------------------------------

GLOBAL GROWTH

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        77.85%
 P. O. Box 2340                                      Class 2        42.62
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                      Class 1        18.63
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        21.41
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                   Class 2        20.65
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 MetLife Insurance Co. of Connecticut                Class 2         8.61
 P.O. Box 990027
 Hartford, CT 06199-0027
----------------------------------------------------------------------------

GLOBAL SMALL CAPITALIZATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        98.02%
 P. O. Box 2340                                      Class 2        45.03
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        21.05
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Metropolitan Life Insurance Co.                     Class 2        17.33
 1 Madison Avenue
 New York, NY 10010-3603
----------------------------------------------------------------------------
 New England Life Insurance Co.                      Class 2         7.12
 P.O. Box 295
 Des Moines, IA 50306-0295
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 35

GROWTH FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.02%
 P.O. Box 2340                                      Class 2         30.85
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         20.52
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2          8.80
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 State Street Bank                                  Class 2          7.30
 801 Pennsylvania Avenue
 Kansas City, MO 64105-1307
----------------------------------------------------------------------------
 MIT                                                Class 2          6.79
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2          5.02
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INTERNATIONAL FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         98.89%
 P. O. Box 2340                                     Class 2         41.49
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2         19.32
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 ING                                                Class 2         15.42
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 MIT                                                Class 2         14.28
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 36

NEW WORLD FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        97.83%
 P. O. Box 2340                                      Class 2        56.72
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        33.47
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         7.99
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

BLUE CHIP INCOME AND GROWTH FUND

                  NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
-----------------------------------------------------------------------------

 Lincoln Life Insurance Company                       Class 1       100.00%
 P.O. Box 2340                                        Class 2        50.62
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
-----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                  Class 2        35.93
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 Hartford Life Insurance Co.                          Class 2         6.34
 P.O. Box 2999
 Hartford, CT 06104-2999
-----------------------------------------------------------------------------
 MIT                                                  Class 2         5.20
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
-----------------------------------------------------------------------------

GLOBAL GROWTH AND INCOME FUND

                  NAME AND ADDRESS                      OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Lincoln Life Insurance Company                        Class 1        78.82%
 P.O. Box 2340                                         Class 2        59.87
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
-------------------------------------------------------------------------------
 Capital Research & Management Co.                     Class 1        21.18
 135 S. State College Boulevard
 Brea, CA 92821-5823
-------------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                   Class 2        31.48
 P.O. Box 2999
 Hartford, CT 06104-2999
-------------------------------------------------------------------------------
 Hartford Life Insurance Co.                           Class 2         6.84
 P.O. Box 2999
 Hartford, CT 06104-2999
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 37

GROWTH-INCOME FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        98.90%
 P.O. Box 2340                                      Class 2        36.09
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        22.01
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 State Street Bank                                  Class 2         7.12
 801 Pennsylvania Avenue
 Kansas City, MO 64105-1307
----------------------------------------------------------------------------
 ING                                                Class 2         6.29
 7337 E. Doubletree Ranch Road
 Scottsdale, AZ 85258-2160
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         5.87
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------
 MIT                                                Class 2         5.59
 73 Tremont Street, Suite 1300
 Boston, MA 02108-3902
----------------------------------------------------------------------------

ASSET ALLOCATION FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1        80.65%
 P.O. Box 2340                                      Class 2        51.73
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                     Class 1        18.23
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                Class 2        30.67
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                        Class 2         7.62
 P.O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 2         7.25
 P.O. Box 54299                                     Class 3        100.00
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 38

BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                      Class 1        80.69%
 P. O. Box 2340                                      Class 2        34.74
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 Gartmore Funds                                      Class 1        18.68
 1200 River Road, Suite 1000
 Conshohocken, PA 19428-2442
----------------------------------------------------------------------------
 Hartford Life/Annuity Insurance Co.                 Class 2        32.69
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------
 MIT                                                 Class 2        17.06
 601 Congress Street
 Boston, MA 02210-2804
----------------------------------------------------------------------------
 Hartford Life Insurance Co.                         Class 2         9.39
 P. O. Box 2999
 Hartford, CT 06104-2999
----------------------------------------------------------------------------

HIGH-INCOME BOND FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.67%
 P.O. Box 2340                                      Class 2         99.99
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 39

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         97.22%
 P. O. Box 2340                                     Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

CASH MANAGEMENT FUND

                 NAME AND ADDRESS                    OWNERSHIP PERCENTAGE
----------------------------------------------------------------------------

 Lincoln Life Insurance Company                     Class 1         95.59%
 P.O. Box 2340                                      Class 2        100.00
 1300 S. Clinton Street
 Fort Wayne, IN 46801-2340
----------------------------------------------------------------------------
 AIG Sunamerica Life Assurance Co.                  Class 3        100.00
 P.O. Box 54299
 Los Angeles, CA 90054-0299
----------------------------------------------------------------------------

INVESTMENT ADVISER -- Capital Research and Management Company, the funds'
investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors generally function separately from each other with respect to investment research activities and make investment and proxy voting decisions on an independent basis.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the funds and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage. Portfolio counselors and investment analysts may also make investment decisions for other mutual funds advised by
Capital Research and Management Company.

                   American Funds Insurance Series -- Page 40

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total returns to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio counselors, benchmarks may include measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company also separately compensates analysts for the quality of their research efforts. The benchmarks against which American Funds Insurance
Series portfolio counselors are measured include:

     Global Discovery Fund -- Lipper Multi-Cap Growth Funds Index, Global
     Service and Information Index;

     Global Growth Fund -- MSCI World Index, Lipper Global Funds Index;

     Global Small Capitalization Fund -- S&P/Citigroup World Smallcap Index;
     S&P/Citigroup World ex US Smallcap Index; S&P/Citigroup US Smallcap Index;
     Lipper Small Cap Growth Funds Index; Lipper International Small Cap Funds
     Index;

     Growth Fund -- S&P 500, Lipper Growth Funds Index;

     International Fund -- MSCI All Country World Index ex-USA, Lipper
     International Funds Index;

     New World Fund -- MSCI All Country World Index, Lipper Global Funds Index,
     Lipper Emerging Markets Funds Index, JP Morgan Emerging Markets Bond Index
     Global, MSCI Emerging Markets Index;

     Blue Chip Income and Growth Fund -- S&P 500, Lipper Growth and Income Funds
     Index;

     Global Growth and Income Fund -- MSCI World Index, Lipper Global Funds
     Index;

     Growth-Income Fund -- S&P 500, Lipper Growth and Income Funds Index;

     Asset Allocation Fund -- S&P 500, Lipper Growth and Income Funds Index,
     Lehman Brothers Aggregate Bond Index, Credit Suisse First Boston High Yield
     Bond Index, Lipper High Current Yield Bond Funds Average;

     Bond Fund -- Lehman Brothers Aggregate Bond Index, Credit Suisse First
     Boston High Yield Bond Index, Lipper High Current Yield Bond Funds Average;

     Global Bond Fund -- Lehman Brothers Global Aggregate Bond Index, Lehman
     Brothers US Corporate High Yield Index 2% Issuer Cap;

                   American Funds Insurance Series -- Page 41

     High-Income Bond Fund -- Credit Suisse First Boston High Yield Bond Index,
     Lipper High Current Yield Bond Funds Index; and

     U.S. Government/AAA Rated Securities Fund -- Citigroup Treasury/Government
     Sponsored/Mortgage Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND MANAGEMENT OF OTHER ACCOUNTS -- Shares of
the funds may only be owned by purchasing variable annuity and variable life insurance contracts. Each portfolio counselor's needs for variable annuity or variable life products and the role those products would play in their comprehensive investment portfolio will vary and depend on a number of factors including tax, estate planning, life insurance, alternative retirement plans or other considerations. The following portfolio counselor(s) own fund shares
(through an insurance contract) in the dollar range noted: Robert W. Lovelace,
Global Growth Fund, $10,001 - $50,000; Global Small Capitalization Fund, $1 -
$10,000; Growth-Income Fund $1 - $10,000. At this time, the remaining portfolio counselors have determined that variable annuity products are not needed for their individual retirement planning, and, as a result, as of the end of the
Series' most recent fiscal year period, they did not hold shares of the funds.

Portfolio counselors may also manage assets in other funds advised by Capital
Research and Management Company or its affiliates. Other managed accounts as of the end of American Funds Insurance Series' most recently completed fiscal year are listed below:

                              NUMBER             NUMBER
                             OF OTHER           OF OTHER           NUMBER
                            REGISTERED           POOLED           OF OTHER
                            INVESTMENT         INVESTMENT         ACCOUNTS
                         COMPANIES (RICS)   VEHICLES (PIVS)         THAT
                               THAT               THAT           PORTFOLIO
                            PORTFOLIO          PORTFOLIO         COUNSELOR
                            COUNSELOR          COUNSELOR        MANAGES AND
                           MANAGES AND        MANAGES AND        ASSETS OF
      PORTFOLIO           ASSETS OF RICS     ASSETS OF PIVS    OTHER ACCOUNTS
      COUNSELOR           IN BILLIONS/1/     IN BILLIONS/2/    IN BILLIONS/3/
--------------------------------------------------------------------------------

 James K. Dunton            2       $104.5        None              None
--------------------------------------------------------------------------------
 Donald D. O'Neal           2       $251.0      1      $0.05        None
--------------------------------------------------------------------------------
 Alan N. Berro              2       $141.1        None              None
--------------------------------------------------------------------------------
 Abner D. Goldstine         4       $119.1        None              None
--------------------------------------------------------------------------------
 John H. Smet               6       $170.4        None            3       $2.44
--------------------------------------------------------------------------------
 Claudia P.                 3       $ 54.6      1      $0.01        None
 Huntington
--------------------------------------------------------------------------------
 Robert W. Lovelace         3       $163.7      1      $0.67        None
--------------------------------------------------------------------------------
 Susan M. Tolson            3       $ 44.1      1      $0.25      1       $0.28
--------------------------------------------------------------------------------
 David C. Barclay           4       $130.4      5      $1.55     13       $3.21
--------------------------------------------------------------------------------
 Donnalisa Barnum           1       $161.9        None              None
--------------------------------------------------------------------------------
 Christopher D.                None               None              None
 Buchbinder
--------------------------------------------------------------------------------
 Gordon Crawford            3       $191.4      1      $0.01        None
--------------------------------------------------------------------------------
 Mark H. Dalzell            2       $ 31.8      3      $0.50    18/4/     $5.24
--------------------------------------------------------------------------------
 Mark E. Denning            6       $276.4      2      $0.08        None
--------------------------------------------------------------------------------
 J. Blair Frank             2       $182.6        None              None
--------------------------------------------------------------------------------
 Nick J. Grace              1       $ 98.7        None              None
--------------------------------------------------------------------------------
 Alwyn W. Heong             3       $193.4        None              None
--------------------------------------------------------------------------------
 Thomas H. Hogh             3       $ 11.2      1      $0.20      6       $0.84
--------------------------------------------------------------------------------
 Gregg E. Ireland           3       $298.6      1      $0.05        None
--------------------------------------------------------------------------------
 Carl M. Kawaja             4       $246.9      1      $0.67        None
--------------------------------------------------------------------------------
 Michael T. Kerr            2       $201.1        None              None
--------------------------------------------------------------------------------
 Sung Lee                   1       $ 98.7        None              None
--------------------------------------------------------------------------------
 James B. Lovelace          4       $193.1      1      $0.05        None
--------------------------------------------------------------------------------
 Jesper Lyckeus                None               None              None
--------------------------------------------------------------------------------
 Mark R. Macdonald          5       $193.5        None              None
--------------------------------------------------------------------------------
 Ronald B. Morrow           1       $ 39.2        None              None
--------------------------------------------------------------------------------
 James R. Mulally           2       $ 60.0      7      $1.23    20/5/     $7.58
--------------------------------------------------------------------------------
 C. Ross Sappenfield        2       $114.2        None              None
--------------------------------------------------------------------------------
 Steven T. Watson           3       $216.5        None              None
--------------------------------------------------------------------------------
 Paul A. White                 None               None              None
--------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 42

1 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
2 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not indicative of the total assets managed by the individual, which is a substantially lower amount.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.
4 The advisory fee of two of these accounts (representing $0.24 billion in total assets) is based partially on their investment results.
5 The advisory fee of one of these accounts (representing $0.05 billion in total assets) is based partially on its investment results.

                   American Funds Insurance Series -- Page 43

INVESTMENT ADVISORY AND SERVICE AGREEMENTS -- The Investment Advisory and
Service Agreements (the "Agreements") between the Series and the investment adviser will continue in effect until December 31, 2007, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the Board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the applicable Series, and (b) the vote of a majority of trustees who are not parties to the Agreements or interested persons
(as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreements provide that the investment adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreements. The Agreements also provide that either party has the right to terminate them, without penalty, upon 60 days' written notice to the other party, and that the Agreements automatically terminate in the event of their assignment (as defined in the 1940 Act).

As compensation for its services, the investment adviser receives a monthly fee that is accrued daily, calculated at the annual rates of:

Global Discovery Fund: 0.58% of the first $500 million of net assets, plus 0.48%
on net assets greater than $500 million but not exceeding $1.0 billion, plus
0.44% on net assets in excess of $1.0 billion;

Global Growth Fund: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53%
on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus
0.50% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.48% on net assets in excess of $3.0 billion;

Global Small Capitalization Fund: 0.80% of the first $600 million of net assets, plus 0.74% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.70% on net assets greater than $1.0 billion but not exceeding
$2.0 billion, plus 0.67% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.65% on net assets in excess of $3.0 billion;

Growth Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.42% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.37%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.35% on net assets greater than $3.0 billion but not exceeding $5.0 billion, plus 0.33% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.315% on net assets greater than $8.0 billion but not exceeding
$13.0 billion, plus 0.30% on net assets greater than $13.0 billion but not exceeding $21.0 billion, plus 0.29% on net assets greater than $21.0 billion but not exceeding $27.0 billion, plus 0.285% on net assets in excess of $27.0 billion;

International Fund: 0.69% of the first $500 million of net assets, plus 0.59% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.53%
on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus
0.50% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.48% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.47% on net assets greater than $4.0 billion but not exceeding
$6.5 billion, plus 0.46% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.45% on net assets greater than $10.5 billion but not exceeding $17.0 billion, plus 0.44% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.43% on net assets in excess of $21.0 billion;

                   American Funds Insurance Series -- Page 44

New World Fund: 0.85% on the first $500 million of net assets, plus 0.77% on net assets greater than $500 million but not exceeding $1.0 billion, plus 0.71% on net assets greater than $1.0 billion but not exceeding $1.5 billion, plus 0.66%
on net assets in excess of $1.5 billion;

Blue Chip Income and Growth Fund: 0.50% on the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding
$2.5 billion, plus 0.38% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.37% on net assets in excess of $4.0 billion;

Global Growth and Income Fund: 0.69% on all assets;

Growth-Income Fund: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40%
on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus
0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion but not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding
$10.5 billion, plus 0.242% on net assets greater than $10.5 billion but not exceeding $13.0 billion, plus 0.235% on net assets greater than $13.0 billion but not exceeding $17.0 billion, plus 0.23% on net assets greater than $17.0 billion but not exceeding $21.0 billion, plus 0.225% on net assets greater than
$21.0 billion but not exceeding $27.0 billion, plus 0.222% on net assets in excess of $27.0 billion;

Asset Allocation Fund: 0.50% of the first $600 million of net assets, plus 0.42%
on net assets greater than $600 million but not exceeding $1.2 billion, plus
0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32% on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus 0.28% on net assets greater than $3.0 billion but not exceeding
$5.0 billion, plus 0.26% on net assets greater than $5.0 billion but not exceeding $8.0 billion, plus 0.250% on net assets in excess of $8.0 billion;

Bond Fund: 0.48% of the first $600 million of net assets, plus 0.44% on net assets greater than $600 million but not exceeding $1.0 billion, plus 0.40% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.38%
on net assets greater than $2.0 billion but not exceeding $3.0 billion, plus
0.36% on net assets in excess of $3.0 billion;

Global Bond Fund: 0.57% on all assets;

High-Income Bond Fund: 0.50% of the first $600 million of net assets, plus 0.46%
on net assets greater than $600 million but not exceeding $1.0 billion, plus
0.44% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.42% on net assets in excess of $2.0 billion;

U.S. Government/AAA-Rated Securities Fund: 0.46% of the first $600 million of net assets, plus 0.40% on net assets greater than $600 million but not exceeding
$1.0 billion, plus 0.36% on net assets greater than $1.0 billion but not exceeding $2.0 billion, plus 0.34% on net assets in excess of $2.0 billion; and

Cash Management Fund: 0.32% on all assets.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive and related administrative functions of the Series, and provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies and

                   American Funds Insurance Series -- Page 45

postage used at the office of the Series relating to the services furnished by the investment adviser. Subject to the expense agreement described below, the
Series will pay all expenses not expressly assumed by the investment adviser, including, but not limited to: registration and filing fees of federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer and redemption of its shares;
custodian fees; printing and preparation of registration statements; taxes;
compensation, fees and expenses paid to trustees unaffiliated with the investment adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreements provide for an advisory fee reduction to the extent that the annual ordinary net operating expenses of each fund, except International Fund, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof.
For International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenses which are not subject to this limitation are interest, taxes and extraordinary items, such as litigation. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

The investment adviser's total fees for the fiscal years ended December 31,
2006, 2005 and 2004 were:

                                                FISCAL YEAR ENDED
                                     ------------------------------------------
                                         2006          2005           2004
-------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                $   807,000    $   489,000    $   316,000
-------------------------------------------------------------------------------
GLOBAL GROWTH FUND                    19,040,000     13,520,000      9,639,000
-------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND      19,734,000     12,798,000      8,294,000
-------------------------------------------------------------------------------
GROWTH FUND                           79,939,000     62,832,000     46,878,000
-------------------------------------------------------------------------------
INTERNATIONAL FUND                    38,670,000     26,526,000     18,618,000
-------------------------------------------------------------------------------
NEW WORLD FUND                         8,208,000      4,781,000      2,826,000
-------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND      15,099,000     12,104,000      9,011,000
-------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND          1,296,000            N/A            N/A
-------------------------------------------------------------------------------
GROWTH-INCOME FUND                    64,732,000     54,602,000     43,883,000
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                 21,637,000     18,137,000     14,313,000
-------------------------------------------------------------------------------
BOND FUND                             12,346,000      9,293,000      7,486,000
-------------------------------------------------------------------------------
GLOBAL BOND FUND                     $    21,000            N/A            N/A
-------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                  4,946,000      4,280,000      3,846,000
-------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED              2,884,000      2,842,000      2,893,000
SECURITIES FUND
-------------------------------------------------------------------------------
CASH MANAGEMENT FUND                   1,068,000        777,000        808,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 46

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreements. Beginning April 1, 2005, this waiver increased to 10% of the management fees that it is otherwise entitled to receive and will continue at this level until further review. As a result of this waiver, management fees will be reduced similarly for all funds.

Additionally, during the year ended December 31, 2006, the investment adviser voluntarily reduced management fees to the rates provided by amended Agreements for Global Small Capitalization Fund and Global Growth and Income Fund.

For the periods ended December 31, 2006, 2005 and 2004, management fees were reduced by the following as a result of these waivers:

                                                   WAIVER REDUCTION
-------------------------------------------------------------------------------
                                             2006         2005         2004
-------------------------------------------------------------------------------

 GLOBAL DISCOVERY FUND                     $   81,000   $   44,000    $  6,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH FUND                         1,904,000    1,201,000     179,000
-------------------------------------------------------------------------------
 GLOBAL SMALL CAPITALIZATION FUND           1,973,000    1,142,000     154,000
-------------------------------------------------------------------------------
 GROWTH FUND                                7,994,000    5,598,000     846,000
-------------------------------------------------------------------------------
 INTERNATIONAL FUND                         3,867,000    2,361,000     342,000
-------------------------------------------------------------------------------
 NEW WORLD FUND                               821,000      429,000      53,000
-------------------------------------------------------------------------------
 BLUE CHIP INCOME AND GROWTH FUND           1,510,000    1,073,000     167,000
-------------------------------------------------------------------------------
 GLOBAL GROWTH AND INCOME FUND                132,000          N/A         N/A
-------------------------------------------------------------------------------
 GROWTH-INCOME FUND                         6,473,000    4,833,000     788,000
-------------------------------------------------------------------------------
 ASSET ALLOCATION FUND                      2,164,000    1,606,000     260,000
-------------------------------------------------------------------------------
 BOND FUND                                  1,235,000      823,000     135,000
-------------------------------------------------------------------------------
 GLOBAL BOND FUND                               2,000          N/A         N/A
-------------------------------------------------------------------------------
 HIGH-INCOME BOND FUND                        495,000      376,000      66,000
-------------------------------------------------------------------------------
 U.S. GOVERNMENT/AAA-RATED SECURITIES         288,000      250,000      47,000
 FUND
-------------------------------------------------------------------------------
 CASH MANAGEMENT FUND                         107,000       69,000      12,000
-------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 47

PLANS OF DISTRIBUTION - The Series has adopted Plans of Distribution (the
"Plans") for its Class 2 and Class 3 shares, pursuant to rule 12b-1 under the
1940 Act. As required by rule 12b-1, the Plans have been approved by a majority of the entire board of trustees, and separately by a majority of the trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the Series is committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans are reviewed quarterly and must be renewed annually by the board of trustees.

Under the Plans, the Series will pay to insurance company contract issuers 0.25%
of each fund's average net assets annually (Class 2 shares) or 0.18% of each fund's average net assets annually (Class 3 shares) to finance any distribution activity which is primarily intended to benefit the Class 2 and Class 3 shares of the Series, respectively, provided that the board of trustees of the Series has approved the categories of expenses for which payment is being made.
Payments made pursuant to the Plans will be used by insurance company contract issuers to pay a continuing annual service fee to dealers on the value of all variable annuity and variable life contract payments for account-related services provided to existing shareholders. During the fiscal year ended
December 31, 2006, the Series incurred distribution expenses for Class 2 shares of $166,423,000 and Class 3 shares of $2,171,000, payable to certain life insurance companies under the Plan. Accrued and unpaid distribution expenses were $16,258,000 for Class 2 shares and $182,000 for Class 3 shares.

Class 3 distribution fees were reduced for Growth Fund, as necessary, to maintain the expense level in the class, stipulated by the terms of the exemptive order granted by the U.S. Securities and Exchange Commission relating to the substitution of Class 3 shares of Growth Fund for shares of Anchor
Pathway Fund Growth Series. As a result, for the year ended December 31, 2004, the distribution fee was reduced by $13,000 to $879,000.

COMPENSATION TO INSURANCE COMPANIES -- American Funds Distributors, Inc., at its
expense, currently makes payments to certain of the insurance companies listed below that use the Series as the underlying investment in insurance contracts.
These payments generally cover expenses associated with education and training meetings sponsored by American Funds Distributors, Inc. for insurance company sales forces.

                   American Funds Insurance Series -- Page 48

     AEGON, N.V.
     AIG SunAmerica Life Assurance Company
     Hartford Life Insurance Company
     ING Life Insurance and Annuity Company
     Jefferson Pilot Financial Insurance Company/Jefferson Pilot LifeAmerica
     Insurance Company
     John Hancock Life Insurance Company (U.S.A.)
     The Lincoln National Life Insurance Company
     Massachusetts Mutual Life Insurance Company
     Merrill Lynch Life Insurance Company
     Metropolitan Life Insurance Company
     Nationwide Mutual Insurance Company
     New York Life Insurance and Annuity Corporation
     Pacific Life Insurance Company
     Travelers Insurance Company

American Funds Distributors, Inc. receives a marketing expense allowance from certain of the insurance companies listed above. These payments generally cover expenses associated with the education and training efforts that American Funds
Distributors, Inc. provides to each insurance company sales force. Payments are up to 0.16% of sales in a given calendar year.

                      EXECUTION OF PORTFOLIO TRANSACTIONS
The investment adviser places orders with broker-dealers for the Series'
portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the Series' portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors which involve qualitative judgments when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The Series does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment

                   American Funds Insurance Series -- Page 49

adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as setting up meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the Series and other funds and accounts that it advises; however, not all such services will necessarily benefit the Series.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the Series and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer. In accordance with its internal brokerage allocation procedure, the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from whom it receives such services. Using its judgment, the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the Series incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less then the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers for its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

                   American Funds Insurance Series -- Page 50

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate their respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the Series and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the Series' portfolio transactions with broker-dealers who have sold shares in the funds managed by the investment adviser or its affiliated companies, however, it does not give consideration to whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the Series'
portfolio transactions.

Brokerage commissions and explicit concessions paid on portfolio transactions for the fiscal years ended December 31, 2006, 2005, and 2004 were:

                                                                             FISCAL YEAR ENDED
                                                                  ------------------------------------------
                                                                      2006          2005           2004
------------------------------------------------------------------------------------------------------------

GLOBAL DISCOVERY FUND                                             $   123,000    $   132,000    $    79,000
------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH FUND                                                  3,182,000      2,106,000      1,909,000
------------------------------------------------------------------------------------------------------------
GLOBAL SMALL CAPITALIZATION FUND                                    8,618,000      7,430,000      4,672,000
GROWTH FUND                                                        19,084,000     17,310,000     13,718,000
------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND                                                  7,618,000      6,821,000      5,149,000
------------------------------------------------------------------------------------------------------------
NEW WORLD FUND                                                      2,181,000      1,193,000        496,000
------------------------------------------------------------------------------------------------------------
BLUE CHIP INCOME AND GROWTH FUND                                    1,381,000      1,881,000      1,215,000
------------------------------------------------------------------------------------------------------------
GLOBAL GROWTH AND INCOME FUND                                     $   912,000            N/A            N/A
------------------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND                                                 10,703,000     10,782,000     11,022,000
------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                                               5,351,000      4,634,000      3,419,000
------------------------------------------------------------------------------------------------------------
BOND FUND                                                           3,159,000      2,112,000      1,585,000
------------------------------------------------------------------------------------------------------------
GLOBAL BOND FUND                                                        3,000            N/A            N/A
------------------------------------------------------------------------------------------------------------
HIGH-INCOME BOND FUND                                               2,358,000      1,475,000      1,362,000
------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT/AAA-RATED SECURITIES FUND                              80,000        102,000         45,000
------------------------------------------------------------------------------------------------------------

                   American Funds Insurance Series -- Page 51

With respect to fixed-income securities, brokerage commissions include explicit investment dealer concessions and may exclude other transaction costs which may be reflected in the spread between the bid and asked price. The volume of trading activity by Global Discovery Fund, Global Growth Fund, Global Small
Capitalization Fund, Growth Fund, International Fund, New World Fund, Asset
Allocation Fund and Bond Fund increased during the year, resulting in an increase in brokerage commissions and concessions paid on portfolio transactions. The volume of securities purchased by High-Income Bond Fund in new issues/underwritten offerings increased from 2005 to 2006, resulting in an increase in brokerage concessions paid on portfolio transactions. The volume of trading activity by Blue Chip Income and Growth Fund and U.S.
Government/AAA-Rated Securities Fund decreased during the year, resulting in a decrease in commissions paid on portfolio transactions. The increase in brokerage commissions paid for U.S. Government/AAA-Rated Securities Fund since
2004 is attributable to growth in the sale of the fund's shares since 2004, which led the fund to purchase additional securities for its portfolio, thereby increasing brokerage commissions paid.

The Series is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the Series the largest amount of brokerage commissions by participating, directly or indirectly, in the Series'
portfolio transactions during the Series' most recent fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the Series during the Series' most recent fiscal year;
or (c) one of the 10 broker-dealers that sold the largest amount of securities of the Series during the Series' most recent fiscal year.

At the end of the Series' most recent fiscal year, the Series' regular broker-dealers included Banc of America Securities, LLC, Citigroup Global
Markets Inc., Deutsche Bank AG, Credit Suisse Group, J.P. Morgan Securities
Inc., Lehman Brothers and UBS AG. As of the Series' fiscal year-end, the following funds held equity and/or debt securities of an affiliated company of such regular broker-dealers:

                   American Funds Insurance Series -- Page 52

                            AFFILIATED COMPANY OF     TYPE OF
                            REGULAR BROKER-DEALER    SECURITY        AMOUNT
-------------------------------------------------------------------------------

Global Discovery Fund        Citigroup Inc.           equity      $  1,030,000
-------------------------------------------------------------------------------
Global Growth Fund          Citigroup Inc.            equity        13,925,000
-------------------------------------------------------------------------------
Growth Fund                 Citigroup Inc.            equity       111,400,000
-------------------------------------------------------------------------------
International Fund          Credit Suisse Group       equity       154,256,000
                            ---------------------------------------------------
                            UBS AG                    equity        34,637,000
-------------------------------------------------------------------------------
New World Fund              Citigroup Inc.            equity         5,960,000
-------------------------------------------------------------------------------
Blue Chip Income and        Citigroup Inc.            equity       174,062,000
Growth Fund
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity       106,260,000
                            Co.
-------------------------------------------------------------------------------
Global Growth and Income    Citigroup Inc.            equity        12,221,000
Fund
-------------------------------------------------------------------------------
Growth-Income Fund          Citigroup Inc.            equity       570,245,000
-------------------------------------------------------------------------------
                            J.P. Morgan Chase &       equity       200,344,000
                            Co.
-------------------------------------------------------------------------------
Asset Allocation Fund       Citigroup Inc.            equity        66,840,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &       equity        72,450,000
                            Co.
                            ---------------------------------------------------
                            Lehman Brothers            debt          4,007,000
                            Holdings Inc.
-------------------------------------------------------------------------------
Bond Fund                   Citigroup Inc.             debt          5,850,000
                            ---------------------------------------------------
                            Deutsche Bank              debt          2,639,000
                            ---------------------------------------------------
                            J.P. Morgan Chase &        debt          8,833,000
                            Co.
-------------------------------------------------------------------------------

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The Series' investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds'
portfolio securities. These policies and procedures have been reviewed by the
Series' board of trustees and compliance will be periodically assessed by the board in connection with reporting from the Series' chief compliance officer.

Under these policies and procedures, each fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be provided to shareholders no earlier than the tenth day after such calendar quarter. In addition, each fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be provided to shareholders no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is made available to fund shareholders.
Currently, this information is being provided to Lipper, Inc. Morningstar,
Standard & Poor's Fund Services, Overlap, Value Line, Bloomberg, Vickers Stock
Research, Thomson Financial Research, Russell/Mellon Analytical Services and RBC
Dain Rauscher. The Series'

                   American Funds Insurance Series -- Page 53

custodian, outside counsel and auditor, each of which require such information for legitimate business and fund oversight purposes, may receive such information earlier.

Affiliated persons of the Series as described above who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to a Code of Ethics, including requirements to maintain the confidentiality of such information, preclear securities trades and report securities transactions activity, as applicable.
Third party service providers of the Series receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons may be bound by agreements (including confidentiality agreements) that restrict and limit their use of the information to legitimate business uses only, and that include the duty not to trade on the information. Neither the Series nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to Board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series' investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds' portfolio securities is appropriate and in the best interest of Series shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the Code of Ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties (other than to Series service providers for legitimate business and Series oversight purposes) until such holdings have been provided to fund shareholders, helps reduce potential conflicts of interest between Series shareholders and the investment adviser and its affiliates.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- Each fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. Each fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances, a fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, each fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of

                   American Funds Insurance Series -- Page 54

each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer; two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses; or the securities of certain publicly traded partnerships.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a fund must (a) be qualified as a "regulated investment company"; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S.
government is treated as a separate issuer of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

     DIVIDENDS -- Each fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the funds accrue receivables or liabilities denominated in a foreign currency and the time the funds actually collect such receivables, or pay such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of a fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If a fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any
     "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further

                   American Funds Insurance Series -- Page 55

     increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock.
     Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the  fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, each fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The funds will be required to distribute any resulting income, even though they have not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the funds each year, even though the funds will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the funds that must be distributed to shareholders in order to maintain the qualification of the funds as regulated investment companies and to avoid federal income taxation at the level of the funds.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the funds from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

     CAPITAL GAIN DISTRIBUTIONS -- The funds also intend to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the funds.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                                PRICE OF SHARES
Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the
Series or its designee. Orders received by the Series or authorized designee after the time of the determination of the net asset value will be entered at the next calculated offering price.

                   American Funds Insurance Series -- Page 56

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New
York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1:00
p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas
Day. Each share class of a fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as follows:

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of each fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the Series' board. Subject to board oversight, the Series' board has delegated the obligation to make fair valuation determinations to a valuation committee established by the Series' investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to ensure that certain basic principles and factors are considered when making all fair value determinations. As a general principle, securities lacking readily available market quotations are valued in good faith by the valuation committee based upon what a fund might reasonably expect to receive upon their current sale. The valuation committee considers all indications of value available to it in determining the "fair value" to be assigned to a particular security, including, without limitation, the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer,

                   American Funds Insurance Series -- Page 57

actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United
States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events.
Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to a fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearer cent, is the net asset value per share for that share class.

                              GENERAL INFORMATION
CUSTODIAN OF ASSETS -- Securities and cash owned by all funds, including proceeds from the sale of shares of the funds and of securities in the funds'
portfolios, are held by State Street Bank and Trust Company, One Lincoln Street,
Boston, MA 02111, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of each insurance company's separate account, processes purchases and redemptions of the funds' shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds
Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618.
American Funds Service Company was paid a fee of $9,084 for Class 1 shares,
$45,979 for Class 2 shares and $834 for Class 3 shares for the 2006 fiscal year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- PricewaterhouseCoopers LLP, 350
South Grand Avenue, Los Angeles, CA 90071, serves as the Series' independent registered public accounting firm providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the Annual Report have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing. The selection of the Series' independent registered public accounting firm is reviewed and determined annually by the board of trustees.

                   American Funds Insurance Series -- Page 58

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 55 Second
Street, 24th Floor, San Francisco, CA 94105, serves as counsel for the Series and for trustees who are not interested persons (as defined by the 1940 Act) of the Series. Certain legal matters in connection with the shares of beneficial interest offered by the prospectus have been passed upon for the Series by Paul,
Hastings, Janofsky & Walker LLP. Counsel does not provide legal services to the funds' investment adviser or any of its affiliated companies. A determination with respect to the independence of the Series' "independent legal counsel" will be made at least annually by the independent trustees of the Series, as prescribed by the 1940 Act and the rules thereunder.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends on
December 31. Contract owners are provided updated prospectuses annually and at least semiannually with reports showing the funds' investment portfolios or summary investment portfolios, financial statements and other information. The
Series' annual financial statements are audited by the independent registered public accounting firm of PricewaterhouseCoopers LLP.

PERSONAL INVESTING POLICY -- The Series, Capital Research and Management Company
and its affiliated companies have adopted codes of ethics which allow for personal investments, including securities in which the Series may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel;
a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The
Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its by-laws and by the 1940 Act and the rules and regulations thereunder.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority) filed an administrative complaint against American
Funds Distributors, Inc. The complaint alleges violations of certain NASD rules by American Funds Distributors, Inc. with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On

                   American Funds Insurance Series -- Page 59

August 30, 2006, the NASD Hearing Panel ruled against American Funds
Distributors, Inc. and imposed a $5 million fine. American Funds
Distributors, Inc. has appealed this decision to the NASD's National
Adjudicatory Council.

On March 24, 2005, the investment adviser and American Funds Distributors, Inc.
filed a complaint against the Attorney General of the State of California in Los
Angeles County Superior Court. The complaint alleged that the Attorney General threatened to take enforcement actions against the investment adviser and
American Funds Distributors, Inc. that are without merit and preempted by federal law. On the same day, following the filing of the investment adviser's and American Funds Distributors, Inc.'s complaint, the Attorney General of the
State of California filed a complaint against American Funds Distributors,
Inc. and investment adviser. Filed in Los Angeles County Superior Court, the
Attorney General's complaint alleged violations of certain sections of the
California Corporations Code with respect to so-called "revenue sharing"
disclosures in mutual fund prospectuses and statements of additional information. On November 22, 2005, the Los Angeles Superior Court dismissed the
Attorney General's complaint. The Attorney General subsequently appealed the
Superior Court's decision to California's Court of Appeal for the Second
Appellate District. On January 26, 2007, the Court of Appeal issued a ruling allowing the California Attorney General to proceed with his civil action.

The investment adviser and American Funds Distributors, Inc. believes that the likelihood that these matters could have a material adverse effect on the funds or on the ability of the investment adviser or American Funds Distributors, Inc.
to perform their contracts with the funds is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of
California, relating to these matters. Although most of the claims in the suit were dismissed with prejudice, an amended complaint relating to management fees has been filed. The investment adviser believes that this suit is without merit and will defend itself vigorously. Further updates on these issues will be available on the American Funds website (americanfunds.com) under "American
Funds regulatory matters."

REGISTRATION STATEMENT -- A registration statement has been filed with the
Securities and Exchange Commission under the Securities Act of 1933 and the 1940
Act with respect to the Series. The prospectus and this statement of additional information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this statement of additional information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries.
For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the
Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts business trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of one or more classes.

                   American Funds Insurance Series -- Page 60

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                   American Funds Insurance Series -- Page 61

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                   American Funds Insurance Series -- Page 62

C
The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

MOODY'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR'S
COMMERCIAL PAPER RATINGS (HIGHEST THREE RATINGS)

A-1
A short-term obligation rated A-1 is rated in the highest category by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                   American Funds Insurance Series -- Page 63

[logo - American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

December 31, 2006

Common stocks — 86.37%	Shares	Market value (000)

BANKS — 9.20%
Erste Bank der oesterreichischen Sparkassen AG	50,000	$3,833
Raiffeisen International Bank Holding AG	13,000	1,981
UniCredito Italiano SpA (Germany)	200,000	1,755
UniCredito Italiano SpA (Italy)	10,000	88
Banco Bradesco SA, preferred nominative	30,000	1,216
Banco Bradesco SA, preferred nominative[1]	668	26
BNP Paribas	11,110	1,211
Banco Bilbao Vizcaya Argentaria, SA	45,600	1,097
Grupo Financiero Banorte, SA de CV, Series O	280,000	1,095
SinoPac Financial Holdings Co. Ltd.	1,710,000	916
Mitsui Trust Holdings, Inc.	77,000	884
Banco Santander Central Hispano, SA	29,558	551
Mizuho Financial Group, Inc.	75	536
Siam City Bank PCL	1,045,000	520
DEPFA BANK PLC	27,000	483
Malayan Banking Bhd.	76,500	256
		16,448

HEALTH CARE EQUIPMENT & SERVICES — 8.36%
Medtronic, Inc.	45,000	2,408
Zimmer Holdings, Inc.[1]	27,000	2,116
C. R. Bard, Inc.	25,000	2,074
Smith & Nephew PLC	197,700	2,063
Medco Health Solutions, Inc.[1]	25,000	1,336
Apria Healthcare Group Inc.[1]	50,000	1,333
Kyphon Inc.[1]	30,000	1,212
St. Jude Medical, Inc.[1]	26,500	969
Advanced Medical Optics, Inc.[1]	20,500	722
Express Scripts, Inc.[1]	10,000	716
		14,949

SOFTWARE & SERVICES — 8.28%
Google Inc., Class A1	7,500	3,454
eBay Inc.[1]	111,000	3,338
Microsoft Corp.	73,300	2,189
Affiliated Computer Services, Inc., Class A1	33,300	1,626
NAVTEQ Corp.[1]	37,500	1,311
Oracle Corp.[1]	61,000	1,046
Yahoo! Inc.[1]	36,000	919
Intuit Inc.[1]	30,000	915
		14,798

MEDIA — 7.33%
Time Warner Inc.	160,000	3,485
Comcast Corp., Class A1	45,000	1,905
Vivendi SA	33,000	1,289
E.W. Scripps Co., Class A	24,700	1,234
XM Satellite Radio Holdings Inc., Class A1	85,000	1,228
Discovery Holding Co., Class A1	75,000	1,207
Grupo Televisa, SA, ordinary participation certificates (ADR)	44,000	1,188
Walt Disney Co.	33,000	1,131
Next Media Ltd.	1,157,000	431
		13,098

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.80%
Roche Holding AG	15,000	2,690
Novo Nordisk A/S, Class B	23,000	1,916
Amgen Inc.[1]	25,000	1,708
UCB SA	19,653	1,356
Richter Gedeon NYRT	5,500	1,255
Forest Laboratories, Inc.[1]	24,000	1,214
Millennium Pharmaceuticals, Inc.[1]	100,000	1,090
Bristol-Myers Squibb Co.	35,000	921
		12,150

RETAILING — 6.07%
Lowe’s Companies, Inc.	91,000	2,835
Target Corp.	40,000	2,282
Stockmann Oyj, Class B	40,000	1,925
Tractor Supply Co.[1]	25,000	1,118
Industria de Diseno Textil, SA	19,200	1,034
Liberty Media Holding Corp., Liberty Interactive, Series A1	45,000	971
Takashimaya Co., Ltd.	46,000	650
SA D’Ieteren NV	100	35
		10,850

TELECOMMUNICATION SERVICES — 5.55%
Millicom International Cellular SA1	40,000	2,466
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	1,574,000	1,768
América Móvil SAB de CV, Series L (ADR)	33,000	1,492
Koninklijke KPN NV	80,000	1,137
OJSC Mobile TeleSystems (ADR)	20,000	1,004
Philippine Long Distance Telephone Co.	9,100	474
Philippine Long Distance Telephone Co. (ADR)	9,100	465
Vodafone Group PLC	259,875	720
LG Telecom Ltd.[1]	38,855	402
		9,928

TECHNOLOGY HARDWARE & EQUIPMENT — 5.03%
Cisco Systems, Inc.[1]	120,000	3,280
Advantech Co., Ltd.	390,655	1,403
Seagate Technology	49,000	1,299
Nokia Corp.	60,000	1,225
Nidec Corp.	11,000	850
Acer Inc.	257,040	537
Wintek Corp.	421,368	400
		8,994

UTILITIES — 4.40%
Veolia Environnement	44,700	3,444
Xinao Gas Holdings Ltd.	2,610,000	2,953
Hong Kong and China Gas Co. Ltd.	650,000	1,463
		7,860

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.29%
Hynix Semiconductor Inc.[1]	55,000	2,157
Texas Instruments Inc.	45,000	1,296
Novellus Systems, Inc.[1]	35,000	1,205
Intel Corp.	55,000	1,114
Siliconware Precision Industries Co., Ltd.	591,933	930
Maxim Integrated Products, Inc.	27,000	827
Sunplus Technology Co., Ltd.	113,380	138
		7,667

TRANSPORTATION — 3.84%
Ryanair Holdings PLC (ADR)[1]	29,450	2,400
Nippon Express Co., Ltd.	339,000	1,854
Cintra, Concesiones de Infraestructuras de Transporte, SA	73,500	1,232
Singapore Post Private Ltd.	933,000	663
Qantas Airways Ltd.	147,399	607
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	2,700	106
		6,862

MATERIALS — 2.46%
Bayer AG	65,000	3,487
Nitto Denko Corp.	18,000	901
		4,388

CONSUMER SERVICES — 2.19%
Shangri-La Asia Ltd.	800,000	2,062
OSI Restaurant Partners, Inc.	29,000	1,137
Greek Organization of Football Prognostics SA	18,490	714
		3,913

FOOD & STAPLES RETAILING — 2.15%
Walgreen Co.	35,000	1,606
Koninklijke Ahold NV1	81,000	862
Costco Wholesale Corp.	16,000	846
Wal-Mart de México, SA de CV, Series V	118,600	522
		3,836

ENERGY — 1.94%
Schlumberger Ltd.	55,000	3,474

INSURANCE — 1.88%
American International Group, Inc.	47,000	3,368

CONSUMER DURABLES & APPAREL — 1.01%
Burberry Group PLC	84,000	1,061
GEOX SpA	47,550	738
		1,799

COMMERCIAL SERVICES & SUPPLIES — 0.66%
Rentokil Initial PLC	250,000	812
Monster Worldwide, Inc.[1]	8,000	373
		1,185

DIVERSIFIED FINANCIALS — 0.58%
Citigroup Inc.	18,500	1,030

REAL ESTATE — 0.17%
AEON Mall Co., Ltd.	5,500	311

MISCELLANEOUS — 4.18%
Other common stocks in initial period of acquisition		7,462

Total common stocks (cost: $124,144,000)		154,370

Convertible securities — 0.28%	Principal amount (000)

TECHNOLOGY HARDWARE & EQUIPMENT — 0.28%
Lucent Technologies Inc. 8.00% convertible notes 2031	$500	503

Total convertible securities (cost: $512,000)		503

Short-term securities — 13.66%

Federal Home Loan Bank 5.132%-5.165% due 1/17-1/24/2007	5,500	5,482
Abbott Laboratories 5.24% due 1/25/2007[2]	3,100	3,089
Atlantic Industries 5.20% due 1/26/2007[2]	3,000	2,989
Procter & Gamble International Funding S.C.A. 5.28% due 1/12/2007[2]	2,900	2,895
Triple-A One Funding Corp. 5.26%-5.27% due 1/11-1/12/2007[2]	2,300	2,296
Hewlett-Packard Co. 5.29% due 2/9/2007[2]	2,000	1,988
HSBC Finance Corp. 5.23% due 1/12/2007	1,800	1,797
Ranger Funding Co. LLC 5.28% due 1/2/2007[2]	1,500	1,499
Hershey Co. 5.20% due 2/23/2007[2,3]	1,400	1,389
Three Pillars Funding, LLC 5.31% due 1/2/2007[2]	1,000	999

Total short-term securities (cost: $24,423,000)		24,423

Total investment securities (cost: $149,079,000)		179,296
Other assets less liabilities		(557)

Net assets		$178,739

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $17,144,000, which represented 9.59% of the net assets of the fund.
3 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Global Growth Fund
Investment portfolio

December 31, 2006

Common stocks — 84.62%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.07%
Microsoft Corp.	2,012,000	$60,078
International Business Machines Corp.	600,000	58,290
Samsung Electronics Co., Ltd.	53,440	35,243
Motorola, Inc.	1,675,000	34,438
Nokia Corp.	1,682,000	34,354
Murata Manufacturing Co., Ltd.	480,000	32,471
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	24,305
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,760
Cisco Systems, Inc.[1]	1,146,500	31,334
Rohm Co., Ltd.	242,500	24,148
Hon Hai Precision Industry Co., Ltd.	3,218,910	22,971
Dell Inc.[1]	900,000	22,581
ASML Holding NV (New York registered)[1]	771,800	19,009
ASML Holding NV1	125,000	3,107
Powerchip Semiconductor Corp.	28,773,519	19,430
Chartered Semiconductor Manufacturing Ltd[1]	23,000,000	19,194
Oracle Corp.[1]	1,100,000	18,854
Yahoo! Inc.[1]	725,000	18,517
Citizen Watch Co., Ltd.	1,918,000	14,683
Applied Materials, Inc.	774,000	14,280
Elpida Memory, Inc.[1]	210,000	11,541
Google Inc., Class A1	25,000	11,512
Venture Corp. Ltd.	1,300,000	11,442
Altera Corp.[1]	550,000	10,824
Xilinx, Inc.	440,000	10,476
Tokyo Electron Ltd.	96,100	7,575
Texas Instruments Inc.	250,000	7,200
Chi Mei Optoelectronics Corp.	6,125,791	6,205
Mediatek Incorporation	537,919	5,564
AU Optronics Corp.	3,368,100	4,683
KLA-Tencor Corp.	37,921	1,887
		603,956

FINANCIALS — 12.48%
Société Générale	369,400	62,678
Macquarie Bank Ltd.	856,791	53,344
Allianz SE	192,000	39,204
HSBC Holdings PLC (United Kingdom)	2,117,769	38,605
Mizuho Financial Group, Inc.	4,750	33,928
Kookmin Bank	366,310	29,518
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,020
Commerzbank U.S. Finance, Inc.	677,500	25,789
Mitsubishi UFJ Financial Group, Inc.	2,023	24,990
Sun Hung Kai Properties Ltd.	2,000,000	22,977
American International Group, Inc.	225,000	16,123
Hypo Real Estate Holding AG	255,000	16,062
Hana Financial Holdings	296,200	15,583
Kotak Mahindra Bank Ltd.	1,600,000	14,502
Shanghai Forte Land Co., Ltd., Class H	31,966,000	14,303
Citigroup Inc.	250,000	13,925
Industrial and Commercial Bank of China Ltd., Class H1	20,925,400	12,995
ING Groep NV	272,172	12,062
Lloyds TSB Group PLC	1,000,000	11,190
UniCredito Italiano SpA	1,125,000	9,856
Banco Santander Central Hispano, SA	503,914	9,401
Marsh & McLennan Companies, Inc.	300,000	9,198
Westfield Group	412,507	6,830
Bank of Nova Scotia	140,000	6,263
PT Bank Rakyat Indonesia	9,777,500	5,602
Mitsui Sumitomo Insurance Co., Ltd.	350,000	3,829
		535,777

HEALTH CARE — 10.71%
Novo Nordisk A/S, Class B	727,600	60,600
AstraZeneca PLC (United Kingdom)	443,960	23,853
AstraZeneca PLC (Sweden)	268,005	14,390
AstraZeneca PLC (ADR)	73,000	3,909
Smith & Nephew PLC	4,019,300	41,946
WellPoint, Inc.[1]	486,000	38,243
Bausch & Lomb Inc.	695,000	36,182
UCB SA	490,020	33,587
Roche Holding AG	168,500	30,213
CIGNA Corp.	185,000	24,340
Pfizer Inc	900,000	23,310
Shionogi & Co., Ltd.	1,163,000	22,869
Rhön-Klinikum AG (Germany)	427,824	20,739
Aetna Inc.	400,000	17,272
Mentor Corp.	300,000	14,661
Chugai Pharmaceutical Co., Ltd.	596,100	12,298
Medtronic, Inc.	208,069	11,134
Stryker Corp.	200,000	11,022
Shire PLC (ADR)	150,000	9,264
Merck & Co., Inc.	150,000	6,540
Intuitive Surgical, Inc.[1]	35,700	3,423
		459,795

CONSUMER DISCRETIONARY — 9.16%
Carnival Corp., units	550,000	26,978
Lowe’s Companies, Inc.	815,000	25,387
Kohl’s Corp.[1]	350,000	23,950
Esprit Holdings Ltd.	2,100,500	23,456
Toyota Motor Corp.	342,500	22,910
Burberry Group PLC	1,700,000	21,486
Target Corp.	370,000	21,108
H & M Hennes & Mauritz AB, Class B	376,000	19,007
Discovery Holding Co., Class A1	1,080,500	17,385
Kesa Electricals PLC	2,473,400	16,430
Mediaset SpA	1,364,500	16,185
Aisin Seiki Co., Ltd.	475,000	15,926
Starbucks Corp.[1]	440,000	15,585
Viacom Inc., Class B1	352,000	14,443
GOME Electrical Appliances Holding Ltd.	17,430,000	13,671
News Corp., Class A	583,407	12,532
Grupo Televisa, SA, ordinary participation certificates (ADR)	460,000	12,425
Kingfisher PLC	2,349,422	10,971
Limited Brands, Inc.	370,000	10,708
Honda Motor Co., Ltd.	268,800	10,616
NTL Inc.	410,000	10,348
Suzuki Motor Corp.	313,000	8,838
Cie. Financière Richemont AG, Class A, units	115,000	6,700
DSG International PLC	1,691,929	6,344
Swatch Group Ltd, non-registered shares	11,936	2,637
Swatch Group Ltd	35,521	1,589
Vivendi SA	102,400	4,001
SET India Ltd.[1,2,3]	16,148	1,711
		393,327

INDUSTRIALS — 6.89%
General Electric Co.	1,475,455	54,902
Deutsche Post AG	1,780,000	53,641
Tyco International Ltd.	1,465,000	44,536
Macquarie Infrastructure Group	10,254,043	27,986
Siemens AG	163,000	16,160
Illinois Tool Works Inc.	345,000	15,935
Ryanair Holdings PLC (ADR)[1]	195,000	15,892
Suzlon Energy Ltd.	533,800	15,790
3M Co.	170,000	13,248
Asahi Glass Co., Ltd.	826,000	9,926
WestJet Airlines Ltd.[1,4]	750,000	9,396
Grupo Aeroportuario del Pacífico, SA de CV, Class B (ADR)	200,000	7,838
Cie. de Saint-Gobain	69,000	5,794
United Parcel Service, Inc., Class B	60,000	4,499
Malaysia International Shipping Corp. Bhd.	76,200	190
		295,733

TELECOMMUNICATION SERVICES — 7.20%
Koninklijke KPN NV	4,875,830	69,285
Telefónica, SA	2,534,081	53,897
Telekom Austria AG	1,725,200	46,207
SOFTBANK CORP.	1,509,000	29,356
Sprint Nextel Corp., Series 1	1,501,750	28,368
América Móvil SAB de CV, Series L (ADR)	585,000	26,454
Vodafone Group PLC (ADR)	437,500	12,154
Vodafone Group PLC	3,981,250	11,030
Qwest Communications International Inc.[1]	2,000,000	16,740
AT&T Inc.	300,000	10,725
France Télécom SA	185,000	5,114
		309,330

CONSUMER STAPLES — 6.43%
Seven & I Holdings Co., Ltd.	1,274,000	39,612
Koninklijke Ahold NV1	3,577,000	38,039
Nestlé SA	62,900	22,350
Avon Products, Inc.	645,800	21,337
METRO AG	310,000	19,759
PepsiCo, Inc.	277,000	17,326
Coca-Cola Co.	300,000	14,475
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	12,005
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	1,932
Procter & Gamble Co.	215,000	13,818
Woolworths Ltd.	608,483	11,471
Tesco PLC	1,430,000	11,326
Groupe Danone	72,500	10,981
Altria Group, Inc.	125,000	10,728
Wal-Mart de México, SA de CV, Series V (ADR)	200,000	8,650
Unilever NV	300,000	8,194
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	7,085
Wal-Mart Stores, Inc.	150,000	6,927
		276,015

ENERGY — 6.10%
Reliance Industries Ltd.	1,900,298	54,719
Royal Dutch Shell PLC, Class B	574,666	20,141
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,936
Technip SA	430,000	29,502
Norsk Hydro ASA	875,000	27,170
Canadian Natural Resources, Ltd.	466,700	24,906
Schlumberger Ltd.	380,000	24,001
Halliburton Co.	575,000	17,854
SK Corp.	155,000	12,173
Oil & Natural Gas Corp. Ltd.	577,500	11,407
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	100,000	10,299
ENI SpA	300,000	10,085
Imperial Oil Ltd.	257,928	9,508
		261,701

MATERIALS — 5.44%
K+S AG	267,000	28,957
UPM-Kymmene Corp.	1,090,000	27,497
PPG Industries, Inc.	410,000	26,326
Ivanhoe Mines Ltd.[1]	2,390,300	23,603
Barrick Gold Corp.	557,174	17,152
Potash Corp. of Saskatchewan Inc.	110,000	15,783
Akzo Nobel NV	258,000	15,730
Gold Fields Ltd.	763,100	14,513
Weyerhaeuser Co.	200,000	14,130
Bayer AG	250,000	13,412
Galaxy Entertainment Group Ltd.[1]	13,000,000	12,168
Nitto Denko Corp.	196,400	9,837
Holcim Ltd.	100,000	9,167
Alcoa Inc.	183,100	5,495
		233,770

UTILITIES — 3.01%
Veolia Environnement	405,900	31,276
Suez SA	550,000	28,468
NTPC Ltd.	7,785,649	24,093
E.ON AG	142,800	19,374
RAO Unified Energy System of Russia (GDR)	136,377	14,947
RWE AG	100,000	11,017
		129,175

MISCELLANEOUS — 3.13%
Other common stocks in initial period of acquisition		134,369

Total common stocks (cost: $2,731,292,000)		$3,632,948

	Principal amount	Market value
Short-term securities — 15.58%	(000)	(000)

Federal Home Loan Bank 5.155% due 3/28/2007	$38,700	$38,197
Federal Home Loan Bank 5.17% due 2/23/2007[5]	14,400	14,288
Amsterdam Funding Corp. 5.24%-5.25% due 1/4-2/7/2007[2]	45,000	44,833
Allied Irish Banks N.A. Inc. 5.23%-5.28% due 1/4-1/29/2007[2]	35,000	34,913
Ranger Funding Co. LLC 5.255%-5.26% due 1/24-2/1/2007[2]	35,000	34,849
Liberty Street Funding Corp. 5.25%-5.28% due 1/9-2/21/2007[2]	35,000	34,828
BMW U.S. Capital LLC 5.22% due 2/14/2007[2]	35,000	34,780
Danske Corp. 5.24%-5.285% due 1/30-1/31/2007[2]	34,900	34,744
Bank of Ireland 5.24%-5.25% due 1/22-3/14/2007[2]	35,000	34,727
Dexia Delaware LLC 5.24% due 1/17/2007	29,500	29,431
CAFCO, LLC 5.26% due 1/8/2007[2]	27,000	26,968
BASF AG 5.23% due 1/12/2007[2]	25,000	24,956
Old Line Funding, LLC 5.25%-5.26% due 1/12-1/16/2007[2]	25,000	24,947
American Honda Finance Corp. 5.25% due 1/25/2007	25,000	24,909
Novartis Finance Corp. 5.22% due 2/5/2007[2]	25,000	24,869
Stadshypotek Delaware Inc. 5.24% due 2/2-2/21/2007[2]	25,000	24,868
UBS Finance (Delaware) LLC 5.23%-5.245% due 1/5-3/8/2007	25,000	24,790
HBOS Treasury Services PLC 5.25%-5.26% due 3/5-3/15/2007	25,000	24,750
Toyota Motor Credit Corp. 5.23% due 1/10-2/13/2007	21,400	21,320
CBA (Delaware) Finance Inc. 5.25% due 1/29-1/31/2007	20,800	20,710
BP Capital Markets America Inc. 5.22% due 2/5/2007[2]	19,900	19,797
Procter & Gamble International Funding S.C.A. 5.25% due 2/9/2007[2]	19,600	19,486
KfW International Finance Inc. 5.21%-5.26% due 1/11-2/1/2007[2]	19,400	19,326
Canadian Imperial Holdings Inc. 5.25% due 2/22/2007	18,100	17,960
Three Pillars Funding, LLC 5.31% due 1/2/2007[2]	13,600	13,592

Total short-term securities (cost: $668,811,000)		668,838

Total investment securities (cost: $3,400,103,000)		4,301,786
Other assets less liabilities		(8,570)

Net assets		$4,293,216

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $454,194,000, which represented 10.58% of the net assets of the fund.
3 Valued under fair value procedures adopted by the authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,820,000.
4 Represents an affiliated company as defined under the Investment Company Act of 1940.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Global Growth Fund

Summary investment portfolio, December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets
Koninklijke KPN	1.6%
Sociéte Générale	1.5
Novo Nordisk	1.4
Microsoft	1.4
IBM	1.4
General Electric	1.3
Reliance Industries	1.3
Telefónica	1.3
Deutsche Post	1.2
Macquarie Bank	1.2

	Shares	Market	Percent
		value	of net
Common stocks - 84.62%		(000)	assets

Information technology - 14.07%
Microsoft Corp.	2,012,000	$60,078	1.40%
International Business Machines Corp.	600,000	58,290	1.36
Samsung Electronics Co., Ltd.	53,440	35,243.82
Motorola, Inc.	1,675,000	34,438.80
Nokia Corp.	1,682,000	34,354.80
Murata Manufacturing Co., Ltd.	480,000	32,471.76
Taiwan Semiconductor Manufacturing Co. Ltd.	11,731,127	24,305
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	709,919	7,760.75
Cisco Systems, Inc. (1)	1,146,500	31,334.73
Other securities		285,683	6.65
		603,956	14.07

Financials - 12.48%
Société Générale	369,400	62,678	1.46
Macquarie Bank Ltd.	856,791	53,344	1.24
Allianz SE	192,000	39,204.91
HSBC Holdings PLC (United Kingdom)	2,117,769	38,605.90
Mizuho Financial Group, Inc.	4,750	33,928.79
Kookmin Bank	366,310	29,518.69
Erste Bank der oesterreichischen Sparkassen AG	352,480	27,020.63
Other securities		251,480	5.86
		535,777	12.48

Health care - 10.71%
Novo Nordisk A/S, Class B	727,600	60,600	1.41
AstraZeneca PLC (United Kingdom)	443,960	23,853
AstraZeneca PLC (Sweden)	268,005	14,390
AstraZeneca PLC (ADR)	73,000	3,909.98
Smith & Nephew PLC	4,019,300	41,946.98
WellPoint, Inc. (1)	486,000	38,243.89
Bausch & Lomb Inc.	695,000	36,182.84
UCB SA	490,020	33,587.78
Roche Holding AG	168,500	30,213.71
Other securities		176,872	4.12
		459,795	10.71

Consumer discretionary - 9.16%
Toyota Motor Corp.	342,500	22,910.53
Other securities		370,417	8.63
		393,327	9.16

Telecommunication services - 7.20%
Koninklijke KPN NV	4,875,830	69,285	1.61
Telefónica, SA	2,534,081	53,897	1.26
Telekom Austria AG	1,725,200	46,207	1.08
SOFTBANK CORP.	1,509,000	29,356.68
Sprint Nextel Corp., Series 1	1,501,750	28,368.66
Other securities		82,217	1.91
		309,330	7.20

Industrials - 6.89%
General Electric Co.	1,475,455	54,902	1.28
Deutsche Post AG	1,780,000	53,641	1.25
Tyco International Ltd.	1,465,000	44,536	1.04
Macquarie Infrastructure Group	10,254,043	27,986.65
Other securities		114,668	2.67
		295,733	6.89

Consumer staples - 6.43%
Seven & I Holdings Co., Ltd.	1,274,000	39,612.92
Koninklijke Ahold NV (1)	3,577,000	38,039.89
Other securities		198,364	4.62
		276,015	6.43

Energy - 6.10%
Reliance Industries Ltd.	1,900,298	54,719	1.28
Royal Dutch Shell PLC, Class B	574,666	20,141
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,936.70
Technip SA	430,000	29,502.69
Norsk Hydro ASA	875,000	27,170.63
Other securities		120,233	2.80
		261,701	6.10

Materials - 5.44%
K+S AG	267,000	28,957.67
UPM-Kymmene Corp.	1,090,000	27,497.64
Other securities		177,316	4.13
		233,770	5.44

Utilities - 3.01%
Veolia Environnement	405,900	31,276.73
Suez SA	550,000	28,468.66
Other securities		69,431	1.62
		129,175	3.01

Miscellanous - 3.13%
Other common stocks in initial period of acquisition		134,369	3.13

Total common stocks (cost: $2,731,292,000)		3,632,948	84.62

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 15.58%	(000)	(000)	assets

Federal Home Loan Bank 5.155%-5.17% due 2/23-3/28/2007 (2)	$53,100	$52,485	1.22%
Amsterdam Funding Corp. 5.24%-5.25% due 1/4-2/7/2007 (3)	45,000	44,833	1.04
Allied Irish Banks N.A. Inc. 5.23%-5.28% due 1/4-1/29/2007 (3)	35,000	34,913.81
Ranger Funding Co. LLC 5.25%-5.26% due 1/24-2/1/2007 (3)	35,000	34,849.81
Liberty Street Funding Corp. 5.25%-5.28% due 1/9-2/21/2007 (3)	35,000	34,828.81
BMW U.S. Capital LLC 5.22% due 2/14/2007 (3)	35,000	34,780.81
Danske Corp. 5.24%-5.285% due 1/30-1/31/2007 (3)	34,900	34,744.81
Bank of Ireland 5.24% due 1/22-3/14/2007 (3)	35,000	34,727.81
Dexia Delaware LLC 5.24% due 1/17/2007	29,500	29,431.69
Toyota Motor Credit Corp. 5.23% due 1/10-2/13/2007	21,400	21,320.50
Other securities		311,928	7.27

Total short-term securities (cost: $668,811,000)		668,838	15.58

Total investment securities (cost: $3,400,103,000)		4,301,786	100.20
Other assets less liabilities		(8,570)	(.20)

Net assets		$4,293,216	100.00%

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $6,820,000) which were valued under fair value procedures adopted by authority of the board of trustees.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  The market value of the fund's affiliated-company holding is included in "Other securities" under its respective industry sector in the preceding summary investment portfolio. Further details on this holding and related transactions during the year ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliate at 12/31/06 (000)

WestJet Airlines Ltd. (1)	-	750,000	-	750,000	-	$9,396

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $454,194,000, which represented 10.58% of the net assets of the fund.

ADR = American Depositary Receipts

See Notes to Financial Statements

Global Small Capitalization Fund
Investment portfolio

December 31, 2006

Common stocks — 93.20%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 17.01%
Jumbo SA	1,381,940	$30,231
Schibsted ASA	741,000	26,517
Rambler Media Ltd.[1]	718,400	24,066
Pantaloon Retail (India) Ltd.	2,520,750	23,379
CKE Restaurants, Inc.	1,250,000	23,000
Lions Gate Entertainment Corp.[1]	2,140,706	22,970
Bob Evans Farms, Inc.	600,000	20,532
Life Time Fitness, Inc.[1]	420,000	20,374
Integrated Distribution Services Group Ltd.	10,732,000	19,539
Citi Trends, Inc.[1]	475,000	18,829
Ruby Tuesday, Inc.	670,000	18,385
Fourlis	860,000	18,223
CarMax, Inc.[1]	310,000	16,625
Banyan Tree Holdings Ltd.[1]	15,993,000	16,266
Unibet Group PLC (SDR)[1]	480,000	13,745
Pinnacle Entertainment, Inc.[1]	400,000	13,256
Williams-Sonoma, Inc.	400,000	12,576
GEOX SpA	695,750	10,794
Central European Media Enterprises Ltd., Class A1	153,500	10,745
AB Lindex	720,000	9,231
Cheil Communications Inc.	37,100	9,220
Debenhams PLC	2,220,000	8,248
Lifestyle International Holdings Ltd.	3,200,000	8,229
Orient-Express Hotels Ltd., Class A	167,000	7,902
Cyrela Brazil Realty SA, ordinary nominative	820,000	7,835
Restaurant Group PLC	1,288,888	7,804
YBM Sisa.com Inc.	300,000	7,585
Blue Nile, Inc.[1]	204,400	7,540
Gafisa SA, ordinary nominative[1]	500,000	7,484
CTC Media, Inc.[1]	287,050	6,892
Kuoni Reisen Holding AG, Class B1	12,250	6,554
Tractor Supply Co.[1]	143,700	6,425
Children’s Place Retail Stores, Inc.[1]	100,000	6,352
Rightmove PLC	803,450	6,214
Denny’s Corp.[1]	1,200,000	5,652
Restoration Hardware, Inc.[1]	650,000	5,532
Fossil, Inc.[1]	230,000	5,193
Hürriyet Gazetecilik ve Matbaacilik AS	1,928,972	5,098
Applebee’s International, Inc.	200,000	4,934
SA D’Ieteren NV	13,354	4,752
Austar United Communications Ltd.[1]	4,539,430	4,727
Bright Horizons Family Solutions, Inc.[1]	118,000	4,562
Alma Media Corp.	363,274	4,434
Nien Made Enterprise Co., Ltd.	3,363,300	3,407
Progressive Gaming International Corp.[1]	300,000	2,721
Blyth, Inc.	115,000	2,386
Next Media Ltd.	6,324,000	2,359
GMARKET INC. (ADR)[1]	88,000	2,109
Bloomsbury Publishing PLC	400,000	2,005
Ekornes ASA	82,800	1,900
Sanctuary Group PLC[1]	5,758,856	1,269
OSIM International Ltd.	1,245,000	1,136
Golden Land Property Development PLC, nonvoting depositary receipt[1]	5,265,943	1,026
Cheng Shin Rubber (Xiamen) Ind., Ltd.	986,063	976
Gaming VC Holdings SA	200,000	375
		540,120

INFORMATION TECHNOLOGY — 15.73%
Kingboard Chemical Holdings Ltd.	11,482,000	45,101
Novell, Inc.[1]	5,818,800	36,077
CNET Networks, Inc.[1]	3,625,000	32,951
Red Hat, Inc.[1]	1,250,000	28,750
Varian Semiconductor Equipment Associates, Inc.[1]	480,000	21,850
TIBCO Software Inc.[1]	2,215,000	20,910
Mentor Graphics Corp.[1]	1,155,000	20,825
Knot, Inc.[1]	450,000	11,808
Knot, Inc.[1,2]	330,000	8,659
ValueClick, Inc.[1]	750,000	17,722
Kingboard Laminates Holdings Ltd.[1]	15,393,509	16,467
PMC-Sierra, Inc.[1]	2,310,000	15,500
Bankrate, Inc.[1]	400,000	15,180
Intersil Corp., Class A	625,000	14,950
Unimicron Technology Corp.	8,421,280	11,619
Marchex, Inc., Class B1	850,000	11,373
Min Aik Technology Co., Ltd.[3]	5,586,000	11,145
Tessera Technologies, Inc.[1]	250,000	10,085
NCsoft Corp.[1]	140,500	8,057
NAVTEQ Corp.[1]	221,900	7,760
Simmtech Co., Ltd.	715,000	7,461
Hana Microelectronics PCL	9,370,000	7,411
LoopNet, Inc.[1]	480,700	7,201
Internet Capital Group, Inc.[1]	700,000	7,182
Global Imaging Systems, Inc.[1]	310,000	6,804
SupportSoft, Inc.[1]	1,225,000	6,713
Fairchild Semiconductor International, Inc.[1]	391,000	6,573
Cogent, Inc.[1]	580,000	6,386
Unisteel Technology Ltd.	3,815,000	6,343
CyberSource Corp.[1]	575,000	6,337
SFA Engineering Corp.	175,000	5,818
Wistron Corp.	3,800,000	5,645
Integrated Device Technology, Inc.[1]	349,000	5,402
Spark Networks PLC (GDR)[1]	600,000	3,341
Spark Networks PLC (ADR)[1]	258,580	1,355
SEEK Ltd.	1,004,083	4,658
Advantech Co., Ltd.	1,273,787	4,574
Wintek Corp.	4,576,747	4,348
Stratasys, Inc.[1]	120,200	3,775
CallWave, Inc.[1,3]	1,348,700	3,641
Siliconware Precision Industries Co., Ltd.	2,089,305	3,283
Intermec, Inc.[1]	128,000	3,107
King Yuan Electronics Co., Ltd.	3,162,469	2,640
Phoenix PDE Co., Ltd.	590,000	2,431
Venture Corp. Ltd.	258,000	2,271
Rotork PLC	133,340	2,180
Sanken Electric Co., Ltd.	165,000	2,037
Ichia Technologies, Inc.[1]	1,309,386	1,551
TTM Technologies, Inc.[1]	66,200	750
Interflex Co., Ltd.	82,000	696
DK UIL Co., Ltd.	86,000	470
Avid Technology, Inc.[1]	4,922	183
Infoteria Corp.[1,2,4]	123	62
		499,418

INDUSTRIALS — 13.30%
Hyundai Mipo Dockyard Co., Ltd.	281,450	36,033
TaeWoong Co., Ltd.[3]	942,997	32,465
GS Engineering & Construction Co. Ltd	350,000	31,291
Samsung Engineering Co., Ltd.	597,550	27,804
Kumho Industrial Co., Ltd.	1,000,000	26,842
Corrections Corporation of America[1]	450,000	20,353
International Container Terminal Services, Inc.	47,285,000	20,036
JetBlue Airways Corp.[1]	1,312,500	18,637
ALL — América Latina Logística, units	1,500,000	15,583
UAP Holding Corp.	610,000	15,360
Buhrmann NV	1,002,000	14,886
Container Corp. of India Ltd.	240,763	11,601
Chart Industries, Inc.[1]	652,900	10,584
STX Shipbuilding Co., Ltd.	590,592	9,912
NEPES Corp.[1]	906,163	8,696
Obrascon Huarte Lain Brasil SA, ordinary nominative[1]	522,000	8,415
Koninklijke BAM Groep NV	405,000	7,850
Aboitiz Equity Ventures, Inc.	48,700,000	6,961
MSC Industrial Direct Co., Inc., Class A	175,000	6,851
Hyunjin Materials Co., Ltd.	325,000	6,364
Lonrho Africa PLC[1]	10,715,000	5,874
LS Industrial Systems Co., Ltd.	150,000	5,221
IJM Corp. Bhd.	2,505,000	5,220
Goodpack Ltd.	4,940,000	4,960
Krones AG	31,000	4,738
Latécoère SA	150,801	4,735
Uponor Oyj	120,000	4,490
Herman Miller, Inc.	122,500	4,454
Rollins, Inc.	200,000	4,422
Emeco Holdings Ltd.[1]	2,810,000	4,056
Mine Safety Appliances Co.	110,000	4,032
SembCorp Marine Ltd.	1,667,000	3,695
United Stationers Inc.[1]	78,000	3,642
Trakya Cam Sanayii AS	1,314,106	3,622
Ballast Nedam NV	74,687	3,254
Huron Consulting Group Inc.[1]	70,000	3,174
Aker American Shipping ASA[1]	188,000	3,168
Geberit AG	1,650	2,543
Permasteelisa SpA	120,000	2,224
Royal Boskalis Westminster NV	20,000	1,979
Northgate PLC	80,000	1,889
Hi-P International Ltd.	2,607,000	1,479
Moatech Co., Ltd.	334,400	1,457
Tetra Tech, Inc.[1]	74,900	1,355
		422,207

MATERIALS — 11.04%
Central African Mining & Exploration Co. PLC[1]	34,705,000	38,223
Cleveland-Cliffs Inc	550,000	26,642
Sino-Forest Corp.[1]	3,725,100	25,045
Sierra Leone Diamond Co. Ltd.[1,3]	5,805,000	14,018
Sierra Leone Diamond Co. Ltd.[1,2,3]	2,480,000	5,989
European Goldfields Ltd.[1]	4,691,100	18,830
Inmet Mining Corp.	350,000	18,756
Yamana Gold Inc.	1,425,000	18,733
Jaguar Mining Inc.[1,2,3]	1,905,000	11,107
Jaguar Mining Inc.[1,3]	1,043,000	6,081
Gammon Lake Resources Inc.[1]	814,900	13,288
Kenmare Resources PLC[1]	15,317,759	13,197
Dongkuk Steel Mill Co., Ltd.	517,998	13,096
SSCP Co., Ltd.[1]	465,000	12,657
European Nickel PLC[1]	13,000,000	11,709
Banro Corp.[1,2]	600,000	7,831
Banro Corp.[1]	294,000	3,837
Oxus Gold PLC[1]	14,905,000	11,090
Nikanor PLC[1]	801,664	9,574
Finetec Corp.	380,000	5,969
Mwana Africa PLC[1]	7,000,000	5,962
Rusoro Mining Ltd.[1]	1,666,667	5,767
Gemfields Resources PLC[1,2,3]	4,816,000	3,960
Gemfields Resources PLC[1,3]	2,000,000	1,645
Mineral Deposits Ltd.[1]	4,731,343	5,523
Anadolu Cam Sanayii AS	1,300,000	5,144
Coalcorp Mining Inc.[1]	9,000,000	4,714
Taiwan Cement Corp.	4,996,858	4,517
Neo Material Technologies Inc.[1,2]	1,600,000	3,558
Neo Material Technologies Inc.[1]	400,000	890
Caledon Resources PLC[1,2]	5,300,000	3,840
Galaxy Entertainment Group Ltd.[1]	4,000,000	3,744
Mintails Ltd.[1]	14,000,000	3,534
Avocet Mining PLC[1]	1,400,000	2,673
Northern Orion Resources Inc.[1,2]	666,600	2,427
Energem Resources Inc.[1]	4,065,000	2,269
Ballarat Goldfields NL1,2	10,250,000	2,264
Uruguay Mineral Exploration Inc.	700,000	2,254
Thistle Mining Inc.[1,4]	18,300	5
Thistle Mining Inc. (United Kingdom)[1]	10,500	3
		350,365

HEALTH CARE — 10.37%
Advanced Medical Optics, Inc.[1]	1,171,000	41,219
Mentor Corp.	590,300	28,848
Beckman Coulter, Inc.	450,000	26,910
ArthroCare Corp.[1]	572,000	22,834
Integra LifeSciences Holdings Corp.[1]	500,000	21,295
Kyphon Inc.[1]	487,000	19,675
Wright Medical Group, Inc.[1]	824,000	19,183
Applera Corp.[1]	1,214,600	16,992
Viasys Healthcare Inc.[1]	538,300	14,976
Volcano Corp.[1]	907,368	14,872
Greatbatch, Inc.[1]	405,200	10,908
NuVasive, Inc.[1]	447,500	10,337
Apollo Hospitals Enterprise Ltd.	1,000,000	9,735
Sirona Dental Systems, Inc.[1]	225,000	8,665
Cochlear Ltd.	167,389	7,658
Eclipsys Corp.[1]	350,000	7,196
BIOLASE Technology, Inc.[1]	745,000	6,519
Introgen Therapeutics, Inc.[1]	1,379,153	6,068
Vital Signs, Inc.	120,000	5,990
Apria Healthcare Group Inc.[1]	200,000	5,330
Adeza Biomedical Corp.[1]	289,000	4,309
Ondine Biopharma Corp.[1,2,3]	2,620,000	3,217
Ondine Biopharma Corp. (United Kingdom)[1,2,3]	490,000	547
Ondine Biopharma Corp.[1,3]	400,000	491
Toho Pharmaceutical Co., Ltd.	220,000	3,993
A&D Pharma Holdings NV (GDR)[1]	242,000	3,991
Invacare Corp.	140,000	3,437
Arcadia Resources, Inc.[1,2]	1,250,000	2,500
Grifols, SA1	112,400	1,498
		329,193

ENERGY — 7.82%
Oilexco Inc. (United Kingdom)[1,2]	1,900,000	11,533
Oilexco Inc. (United Kingdom)[1]	1,755,000	10,653
Oilexco Inc.[1]	803,900	5,005
Oilexco Inc.[1,2]	725,000	4,513
Quicksilver Resources Inc.[1]	830,550	30,390
OPTI Canada Inc.[1]	1,231,100	20,910
Paladin Resources Ltd (Canada)[1]	2,150,000	14,714
Paladin Resources Ltd[1]	849,703	5,965
Aventine Renewable Energy, Inc.[1]	870,000	20,497
Denison Mines Corp.[1]	1,700,000	17,225
First Calgary Petroleums Ltd.[1]	1,635,000	9,785
First Calgary Petroleums Ltd. (United Kingdom)[1]	760,000	4,390
Southwestern Energy Co.[1]	308,000	10,795
Timan Oil & Gas PLC[1]	5,335,000	9,088
White Nile Ltd.[1]	3,900,000	9,011
Warren Resources, Inc.[1]	750,000	8,790
Regal Petroleum PLC[1]	2,463,000	8,174
Ithaca Energy Inc. (United Kingdom)[1,2]	2,121,500	4,569
Ithaca Energy Inc.[1]	1,300,000	2,958
Indago Petroleum Ltd.[1]	5,834,306	6,740
Denbury Resources Inc.[1]	200,000	5,558
Synenco Energy Inc., Class A1	450,000	5,529
Asia Energy PLC[1]	1,500,000	3,377
Sound Oil PLC[1]	30,000,000	3,231
GeoPark Holdings Ltd.[1]	525,000	3,130
Solana Resources Ltd.[1]	3,500,000	2,886
Bankers Petroleum Ltd.[1,2]	3,000,000	1,674
Bankers Petroleum Ltd.[1]	2,086,000	1,164
Equator Exploration Ltd.[1]	2,000,000	2,780
FirstAfrica Oil PLC[1]	110,376,082	2,291
Caspian Energy Inc.[1]	1,000,000	927
		248,252

FINANCIALS — 7.53%
ORCO PROPERTY GROUP SA	318,262	40,522
IndyMac Bancorp, Inc.	650,000	29,354
National Bank of Pakistan	5,100,000	18,814
Cathay Real Estate Development Co. Ltd.[1]	15,228,000	10,937
Daegu Bank, Ltd.	612,500	10,477
Sumitomo Real Estate Sales Co., Ltd.	130,000	9,887
Russian Real Estate Investment Co. AB, Series B1	185,945	9,237
MCB Bank Ltd.	2,055,000	8,319
HDFC Bank Ltd.	326,300	7,900
Unitech Corporate Parks PLC[1]	4,260,000	7,840
Hung Poo Real Estate Development Corp.	6,589,000	7,786
Central Pattana PCL	11,818,000	7,545
Pusan Bank	575,000	7,176
Kotak Mahindra Bank Ltd.	781,277	7,081
Thanachart Capital PCL	17,638,000	6,976
Ticon Industrial Connection PCL	12,500,000	6,533
Mizrahi Tefahot Bank Ltd.	840,000	6,323
First Regional Bancorp[1,2]	175,000	5,966
Jeonbuk Bank	548,410	5,882
CapitaCommercial Trust Management Ltd.	3,317,000	5,666
Robinsons Land Corp., Class B	13,811,700	4,583
United Bankshares, Inc.	105,000	4,058
Allgreen Properties Ltd.	4,250,000	3,630
Siam City Bank PCL	6,865,000	3,413
Ascendas Real Estate Investment Trust	1,844,000	3,210
		239,115

UTILITIES — 2.62%
Xinao Gas Holdings Ltd.	32,539,000	36,817
Manila Electric Co., Class B1	19,124,800	21,480
First Philippine Holdings Corp.	8,150,000	10,485
Glow Energy PCL	8,385,000	7,816
First Gen Corp.	4,400,000	5,077
Electricity Generating PCL	550,000	1,460
		83,135

TELECOMMUNICATION SERVICES — 1.64%
Time Warner Telecom Inc., Class A1	912,269	18,181
LG Telecom Ltd.[1]	1,750,000	18,112
NeuStar, Inc., Class A1	250,000	8,110
Telemig Celular Participações SA, preferred nominative	1,617,616,000	3,070
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	3,060
Unwired Group Ltd.[1]	6,072,334	1,485
		52,018

CONSUMER STAPLES — 1.22%
Hite Brewery Co., Ltd.	100,000	12,856
China Mengniu Dairy Co.	2,987,000	7,854
Universal Robina Corp.	15,765,000	6,197
Crown Confectionery Co., Ltd.	37,988	4,271
CP Seven Eleven PCL	23,580,000	4,163
Bare Escentuals, Inc.[1]	91,200	2,834
Cawachi Ltd.	15,600	426
		38,601

MISCELLANEOUS — 4.92%
Other common stocks in initial period of acquisition		156,216

Total common stocks (cost: $2,204,910,000)		2,958,640

Rights & warrants — 0.14%	Shares	Market value (000)

MATERIALS — 0.05%
Northern Orion Resources Inc., warrants, expire 2008[1,2]	333,000	$701
Neo Material Technologies Inc., warrants, expire 2008[1,2]	800,000	529
Kenmare Resources PLC, warrants, expire 2009[1]	525,000	252
		1,482

FINANCIALS — 0.03%
Allgreen Properties Ltd., rights, expire 2007[1]	2,125,000	928

MISCELLANEOUS — 0.06%
Other rights & warrants in initial period of acquisition		1,860

Total rights & warrants (cost: $645,000)		4,270

Convertible securities — 0.00%

INFORMATION TECHNOLOGY — 0.00%
Socratic Technologies, Inc., Series A, convertible preferred[1,2,4]	125,000	—

Total convertible securities (cost: $625,000)		—

Short-term securities — 6.74%	Principal amount (000)

Old Line Funding, LLC 5.26% due 1/12/2007[2]	$25,000	24,956
Amsterdam Funding Corp. 5.24%-5.25% due 1/26-2/1/2007[2]	25,000	24,890
UBS Finance (Delaware) LLC 5.245% due 2/14/2007	25,000	24,843
Swedish Export Credit Corp. 5.23% due 1/10/2007	22,700	22,667
Barton Capital LLC 5.26% due 1/11-1/16/2007[2]	21,950	21,911
Stadshypotek Delaware Inc. 5.24% due 2/2/2007[2]	20,000	19,904
Jupiter Securitization Co., LLC 5.25% due 1/8/2007[2]	19,600	19,577
Liberty Street Funding Corp. 5.26%-5.28% due 1/9-1/25/2007[2]	12,700	12,666
Dexia Delaware LLC 5.25% due 1/17/2007	12,100	12,070
DaimlerChrysler Revolving Auto Conduit LLC 5.28% due 1/23/2007	10,000	9,966
AT&T Inc. 5.32% due 1/2/2007[2]	7,000	6,996
Lloyds Bank PLC 5.245% due 1/29/2007[5]	6,900	6,871
Barclays U.S. Funding Corp. 5.25% due 1/22/2007	6,600	6,580

Total short-term securities (cost: $213,890,000)		213,897

Total investment securities (cost: $2,420,070,000)		3,176,807
Other assets less liabilities		(2,359)

Net assets		$3,174,448

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $216,346,000, which represented 6.82% of the net assets of the fund.
3 Represents an affiliated company as defined under the Investment Company Act of 1940.
4 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $4,231,000.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Small Capitalization Fund

Summary investment portfolio, December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Kingboard Chemical Holdings	1.4%
Advanced Medical Optics	1.3
ORCO PROPERTY GROUP	1.3
Central African Mining & Exploration Co.	1.2
Xinao Gas Holdings	1.2
Novell	1.1
Hyundai Mipo Dockyard	1.1
CNET Networks	1.0
TaeWoong Co.	1.0
Oilexco	1.0

	Shares	Market	Percent
		value	of net
Common stocks - 93.20%		(000)	assets

Consumer discretionary - 17.01%
Jumbo SA	1,381,940	$30,231.95%
Schibsted ASA	741,000	26,517.84
Rambler Media Ltd. (1)	718,400	24,066.76
Pantaloon Retail (India) Ltd.	2,520,750	23,379.74
CKE Restaurants, Inc.	1,250,000	23,000.72
Lions Gate Entertainment Corp. (1)	2,140,706	22,970.72
Bob Evans Farms, Inc.	600,000	20,532.65
Life Time Fitness, Inc. (1)	420,000	20,374.64
Integrated Distribution Services Group Ltd.	10,732,000	19,539.62
Other securities		329,512	10.37
		540,120	17.01

Information technology - 15.73%
Kingboard Chemical Holdings Ltd.	11,482,000	45,101	1.42
Novell, Inc. (1)	5,818,800	36,077	1.14
CNET Networks, Inc. (1)	3,625,000	32,951	1.04
Red Hat, Inc. (1)	1,250,000	28,750.90
Varian Semiconductor Equipment Associates, Inc. (1)	480,000	21,850.69
TIBCO Software Inc. (1)	2,215,000	20,910.66
Mentor Graphics Corp. (1)	1,155,000	20,825.66
Knot, Inc. (1)	450,000	11,808
Knot, Inc. (1) (2)	330,000	8,659.64
Other securities		272,487	8.58
		499,418	15.73

Industrials - 13.30%
Hyundai Mipo Dockyard Co., Ltd.	281,450	36,033	1.14
TaeWoong Co., Ltd.	942,997	32,465	1.02
GS Engineering & Construction Co. Ltd.	350,000	31,291.99
Samsung Engineering Co., Ltd.	597,550	27,804.88
Kumho Industrial Co., Ltd.	1,000,000	26,842.85
Corrections Corporation of America (1)	450,000	20,353.64
International Container Terminal Services, Inc.	47,285,000	20,036.63
Other securities		227,383	7.15
		422,207	13.30

Materials - 11.04%
Central African Mining & Exploration Co. PLC (1)	34,705,000	38,223	1.20
Cleveland-Cliffs Inc.	550,000	26,642.84
Sino-Forest Corp. (1)	3,725,100	25,045.79
Sierra Leone Diamond Co. Ltd. (1)	5,805,000	14,018
Sierra Leone Diamond Co. Ltd. (1) (2)	2,480,000	5,989.63
Other securities		240,448	7.58
		350,365	11.04

Health care - 10.37%
Advanced Medical Optics, Inc. (1)	1,171,000	41,219	1.30
Mentor Corp.	590,300	28,848.91
Beckman Coulter, Inc.	450,000	26,910.85
ArthroCare Corp. (1)	572,000	22,834.72
Integra LifeSciences Holdings Corp. (1)	500,000	21,295.67
Kyphon Inc. (1)	487,000	19,675.62
Wright Medical Group, Inc. (1)	824,000	19,183.60
Other securities		149,229	4.70
		329,193	10.37

Energy - 7.82%
Oilexco Inc. (United Kingdom) (1) (2)	1,900,000	11,533
Oilexco Inc. (United Kingdom) (1)	1,755,000	10,653
Oilexco Inc. (1)	803,900	5,005
Oilexco Inc. (1) (2)	725,000	4,513	1.00
Quicksilver Resources Inc. (1)	830,550	30,390.96
OPTI Canada Inc. (1)	1,231,100	20,910.66
Paladin Resources Ltd (Canada) (1)	2,150,000	14,714
Paladin Resources Ltd (1)	849,703	5,965.65
Aventine Renewable Energy, Inc. (1)	870,000	20,497.65
Other securities		124,072	3.90
		248,252	7.82

Financials - 7.53%
ORCO PROPERTY GROUP SA	318,262	40,522	1.28
IndyMac Bancorp, Inc.	650,000	29,354.92
Other securities		169,239	5.33
		239,115	7.53

Utilities - 2.62%
Xinao Gas Holdings Ltd.	32,539,000	36,817	1.16
Manila Electric Co., Class B (1)	19,124,800	21,480.68
Other securities		24,838.78
		83,135	2.62

Telecommunication services - 1.64%
Other securities		52,018	1.64

Consumer staples - 1.22%
Other securities		38,601	1.22

Miscellaneous - 4.92%
Other common stocks in initial period of acquisition		156,216	4.92

Total common stocks (cost: $2,204,910,000)		2,958,640	93.20

Rights & warrants - 0.14%

Other - 0.08%
Other securities		2,410.08

Miscellaneous - 0.06%
Other rights & warrants in initial period of acquisition		1,860.06

Total rights & warrants (cost: $645,000)		4,270.14

Convertible securities - 0.00%

Other - 0.00%
Other securities		-	.00

Total convertible securities (cost: $625,000)		-	.00

Short-term securities - 6.74%	Principal amount (000)

Old Line Funding, LLC 5.26% due 1/12/2007 (2)	$25,000	24,956.79
Amsterdam Funding Corp. 5.24%-5.25% due 1/26-2/1/2007 (2)	25,000	24,890.78
UBS Finance (Delaware) LLC 5.245% due 2/14/2007	25,000	24,843.78
Swedish Export Credit Corp. 5.23% due 1/10/2007	22,700	22,667.71
Barton Capital LLC 5.26% due 1/11-1/16/2007 (2)	21,950	21,911.69
Stadshypotek Delaware Inc. 5.24% due 2/2/2007 (2)	20,000	19,904.63
Jupiter Securitization Co., LLC 5.25% due 1/8/2007 (2)	19,600	19,577.62
Other securities		55,149	1.74

Total short-term securities (cost: $213,890,000)		213,897	6.74

Total investment securities (cost: $2,420,070,000)		3,176,807	100.08
Other assets less liabilities		(2,359)	(.08)

Net assets		$3,174,448	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

"Miscellaneous" and "Other securities" include securities (with aggregate value of $4,231,000), which were valued under fair value procedures adopted by authority of the board of trustees.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors.
Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)

TaeWoong Co., Ltd.	-	942,997	-	942,997	$72	$32,465
Sierra Leone Diamond Co. Ltd. (1)	5,805,000	-	-	5,805,000	-	14,018
Sierra Leone Diamond Co. Ltd. (1) (2)	-	2,480,000	-	2,480,000	-	5,989
Jaguar Mining Inc. (1) (2)	-	1,905,000	-	1,905,000	-	11,107
Jaguar Mining Inc. (1)	-	1,043,000	-	1,043,000	-	6,081
Min Aik Technology Co., Ltd.	5,586,000	-	-	5,586,000	536	11,145
Gemfields Resources PLC (1) (2)	2,666,000	2,150,000	-	4,816,000	-	3,960
Gemfields Resources PLC (1)	2,000,000	-	-	2,000,000	-	1,645
Ondine Biopharma Corp. (1) (2)	1,660,000	960,000	-	2,620,000	-	3,217
Ondine Biopharma Corp. (United Kingdom) (1) (2)	490,000	-	-	490,000	-	547
Ondine Biopharma Corp. (1)	400,000	-	-	400,000	-	491
CallWave, Inc. (1)	-	1,348,700	-	1,348,700	-	3,641
Jahwa Electronics Co., Ltd. (3)	1,039,000	-	1,039,000	-	-	-
Korea Development Corp. (3)	600,000	-	600,000	-	148	-
					$756	$94,306

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $216,346,000, which represented 6.82% of the net assets of the fund.

(3) Unaffiliated issuer at December 31, 2006.

See Notes to Financial Statements

Growth Fund
Investment portfolio

December 31, 2006

Common stocks — 92.33%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 15.40%
Google Inc., Class A1	1,881,400	$866,347
Microsoft Corp.	21,395,000	638,855
Cisco Systems, Inc.[1]	12,553,000	343,073
Oracle Corp.[1]	14,622,800	250,635
NAVTEQ Corp.[1,2]	5,700,000	199,329
Nokia Corp.	5,015,000	102,428
Nokia Corp. (ADR)	4,250,000	86,360
Samsung Electronics Co., Ltd.	235,000	154,981
eBay Inc.[1]	5,000,000	150,350
Dell Inc.[1]	5,500,000	137,995
Maxim Integrated Products, Inc.	4,005,000	122,633
Linear Technology Corp.	2,895,000	87,776
Hynix Semiconductor Inc.[1]	2,000,000	78,429
Xilinx, Inc.	3,200,900	76,213
Altera Corp.[1]	3,750,000	73,800
Novellus Systems, Inc.[1]	1,990,000	68,496
CDW Corp.	765,000	53,795
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,634,957	50,660
International Business Machines Corp.	500,000	48,575
Motorola, Inc.	2,291,400	47,111
Iron Mountain Inc.[1]	1,100,000	45,474
Yahoo! Inc.[1]	1,750,000	44,695
Kyocera Corp.	461,400	43,504
EMC Corp.[1]	3,000,000	39,600
Mediatek Incorporation	3,261,500	33,736
Hon Hai Precision Industry Co., Ltd.	4,702,962	33,562
Symantec Corp.[1]	1,500,000	31,275
Texas Instruments Inc.	1,080,000	31,104
Ceridian Corp.[1]	1,100,000	30,778
Applied Materials, Inc.	1,605,000	29,612
Agere Systems Inc., Class A1	1,470,000	28,180
KLA-Tencor Corp.	555,000	27,611
DataPath, Inc.[1,2,3]	2,819,968	26,790
Corning Inc.[1]	1,359,200	25,431
AU Optronics Corp.	15,958,323	22,189
Automatic Data Processing, Inc.	400,000	19,700
LG.Philips LCD Co., Ltd. (ADR)[1]	1,177,500	17,745
		4,168,827

ENERGY — 14.99%
Schlumberger Ltd.	6,719,600	$424,410
Canadian Natural Resources, Ltd.	5,625,700	300,221
Halliburton Co.	9,350,000	290,318
Suncor Energy Inc.	3,008,256	237,101
Devon Energy Corp.	3,409,072	228,681
Transocean Inc.[1]	2,731,400	220,943
Southwestern Energy Co.[1]	4,681,200	164,076
EOG Resources, Inc.	2,515,000	157,062
Hess Corp.	3,000,000	148,710
Murphy Oil Corp.	2,698,800	137,234
Anadarko Petroleum Corp.	3,000,000	130,560
Imperial Oil Ltd.	3,400,000	125,332
Exxon Mobil Corp.	1,550,000	118,776
Petro-Canada	2,660,300	109,075
Peabody Energy Corp.	2,653,000	107,208
Core Laboratories NV1	1,197,700	97,014
ConocoPhillips	1,298,520	93,429
Newfield Exploration Co.[1]	1,917,200	88,095
Cameco Corp.	2,150,000	86,967
OPTI Canada Inc.[1]	4,855,000	82,459
Norsk Hydro ASA	2,450,000	76,077
Chevron Corp.	1,000,000	73,530
Quicksilver Resources Inc.[1]	1,974,150	72,234
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	70,790
Arch Coal, Inc.	2,000,000	60,060
Rosetta Resources Inc.[1,2,3]	2,980,000	55,637
Delta Petroleum Corp.[1]	2,320,000	53,731
Bill Barrett Corp.[1]	1,933,000	52,597
BG Group PLC	3,050,000	41,385
Talisman Energy Inc.	2,400,000	40,776
Denbury Resources Inc.[1]	1,400,000	38,906
Diamond Offshore Drilling, Inc.	452,893	36,204
Caltex Australia Ltd.	1,484,030	26,924
ENSCO International Inc.	241,900	12,110
		4,058,632

HEALTH CARE — 13.37%
Roche Holding AG	3,460,000	620,392
Medtronic, Inc.	6,900,000	369,219
Zimmer Holdings, Inc.[1]	3,910,000	306,466
Amgen Inc.[1]	4,200,000	286,902
WellPoint, Inc.[1]	3,040,000	239,218
Gilead Sciences, Inc.[1]	2,120,000	137,652
Forest Laboratories, Inc.[1]	2,710,000	137,126
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	124,110
Shire PLC (ADR)	2,000,000	123,520
Henry Schein, Inc.[1]	2,500,000	122,450
UnitedHealth Group Inc.	2,115,000	113,639
Vertex Pharmaceuticals Inc.[1]	3,000,000	112,260
Sanofi-Aventis	990,000	91,369
Patterson Companies, Inc.[1]	2,500,000	88,775
Stryker Corp.	1,415,000	77,981
Cardinal Health, Inc.	1,200,000	77,316
Medco Health Solutions, Inc.[1]	1,319,000	70,487
Aveta, Inc.[1,3,6]	3,918,000	66,606
Biogen Idec Inc.[1]	1,335,000	65,669
Triad Hospitals, Inc.[1]	1,480,000	61,908
MedImmune, Inc.[1]	1,765,000	57,133
Eli Lilly and Co.	970,000	50,537
Schering-Plough Corp.	2,000,000	47,280
AstraZeneca PLC (Sweden)	850,000	45,639
McKesson Corp.	665,000	33,716
Beckman Coulter, Inc.	555,000	33,189
Martek Biosciences Corp.[1]	1,000,000	23,340
Allergan, Inc.	160,000	19,158
Abraxis BioScience, Inc.[1]	667,900	18,260
		3,621,317

CONSUMER DISCRETIONARY — 13.07%
Lowe’s Companies, Inc.	16,526,000	514,785
Target Corp.	7,890,000	450,125
Kohl’s Corp.[1]	5,540,000	379,102
Carnival Corp., units	6,905,000	338,690
Johnson Controls, Inc.	3,599,600	309,278
Starbucks Corp.[1]	6,920,000	245,106
Best Buy Co., Inc.	4,490,400	220,883
News Corp., Class A	6,500,000	139,620
Harrah’s Entertainment, Inc.	1,429,400	118,240
Garmin Ltd.	2,000,000	111,320
Shaw Communications Inc., Class B, nonvoting	3,000,000	95,130
Time Warner Inc.	3,000,000	65,340
Magna International Inc., Class A	725,000	58,399
Liberty Media Holding Corp., Liberty Interactive, Series A1	2,500,000	53,925
Toyota Motor Corp.	765,000	51,171
Clear Channel Communications, Inc.	1,375,000	48,868
Shangri-La Asia Ltd.	18,000,000	46,403
Chipotle Mexican Grill, Inc., Class A1	595,000	33,915
Chipotle Mexican Grill, Inc., Class B1	208,100	10,821
Getty Images, Inc.[1]	1,000,000	42,820
Gentex Corp.	2,700,000	42,012
Royal Caribbean Cruises Ltd.	1,000,000	41,380
Fortune Brands Inc.	377,831	32,263
Limited Brands, Inc.	1,087,457	31,471
Apollo Group, Inc., Class A1	695,000	27,084
DreamWorks Animation SKG, Inc., Class A1	900,000	26,541
MGM Mirage, Inc.[1]	66,800	3,831
		3,538,523

CONSUMER STAPLES — 8.22%
Altria Group, Inc.	8,380,000	719,172
Walgreen Co.	5,000,000	229,450
L’Oréal SA	1,500,000	150,214
Bunge Ltd.	1,961,000	142,192
Archer Daniels Midland Co.	4,400,000	140,624
PepsiCo, Inc.	2,145,000	134,170
Coca-Cola Co.	2,645,000	127,621
Seven & I Holdings Co., Ltd.	3,942,000	122,566
Wm. Wrigley Jr. Co.	2,047,500	105,897
Kirin Brewery Co., Ltd.	5,400,000	84,902
Constellation Brands, Inc., Class A1	2,624,000	76,148
Procter & Gamble Co.	855,000	54,951
Diageo PLC	2,650,000	52,017
SUPERVALU INC.	1,300,000	46,475
Avon Products, Inc.	775,000	25,606
General Mills, Inc.	265,000	15,264
		2,227,269

FINANCIALS — 8.14%
Fannie Mae	6,140,000	$364,655
American International Group, Inc.	4,350,000	311,721
Freddie Mac	4,572,700	310,486
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	227,844
Marsh & McLennan Companies, Inc.	4,963,200	152,172
Mellon Financial Corp.	3,520,700	148,397
Citigroup Inc.	2,000,000	111,400
Zions Bancorporation	1,340,000	110,470
Wells Fargo & Co.	2,800,000	99,568
HDFC Bank Ltd.	3,000,000	72,633
Berkshire Hathaway Inc., Class A1	486	53,455
AMP Ltd.	5,600,000	44,615
SunTrust Banks, Inc.	500,000	42,225
Hudson City Bancorp. Inc.	3,000,000	41,640
Commerce Bancorp, Inc.	1,100,000	38,797
East West Bancorp, Inc.	1,000,000	35,420
Mitsubishi UFJ Financial Group, Inc.	1,457	17,998
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,3]	2,390,758	11,595
NYMEX Holdings, Inc.[1]	65,800	8,160
		2,203,251

INDUSTRIALS — 6.57%
Boeing Co.	2,565,000	227,875
General Electric Co.	5,270,000	196,097
Southwest Airlines Co.	7,670,300	117,509
Monster Worldwide, Inc.[1]	2,494,000	116,320
Lockheed Martin Corp.	1,150,000	105,880
General Dynamics Corp.	1,300,000	96,655
UAL Corp.[1]	2,000,000	88,000
Mitsubishi Heavy Industries, Ltd.	17,690,000	80,423
Tyco International Ltd.	2,596,500	78,934
Northrop Grumman Corp.	1,150,000	77,855
Kingspan Group PLC	2,800,000	74,145
Burlington Northern Santa Fe Corp.	1,000,000	73,810
Illinois Tool Works Inc.	1,449,200	66,939
Allied Waste Industries, Inc.[1]	4,100,000	50,389
Grafton Group PLC, units[1]	2,800,000	46,770
MSC Industrial Direct Co., Inc., Class A	1,000,000	39,150
United Parcel Service, Inc., Class B	500,000	37,490
Caterpillar Inc.	600,000	36,798
AMR Corp.[1]	1,084,257	32,777
Actuant Corp., Class A	650,000	30,972
3M Co.	395,000	30,782
Cintas Corp.	750,000	29,782
Robert Half International Inc.	800,000	29,696
Raytheon Co.	246,000	12,989
		1,778,037

MATERIALS — 6.22%
Barrick Gold Corp.	11,500,000	353,050
Newmont Mining Corp.	6,305,000	284,671
Potash Corp. of Saskatchewan Inc.	1,500,000	215,220
Freeport-McMoRan Copper & Gold Inc., Class B	2,704,500	150,722
Gold Fields Ltd.	7,175,776	136,473
Sealed Air Corp.	1,500,000	97,380
Monsanto Co.	1,800,000	94,554
Rio Tinto PLC	1,448,963	77,111
CRH PLC	1,725,109	71,788
Phelps Dodge Corp.	565,600	67,714
Newcrest Mining Ltd.	2,746,666	57,089
E.I. du Pont de Nemours and Co.	1,100,000	53,581
Georgia Gulf Corp.	1,360,000	26,262
		1,685,615

TELECOMMUNICATION SERVICES — 3.34%
Qwest Communications International Inc.[1]	43,050,000	360,328
Sprint Nextel Corp., Series 1	17,430,000	329,253
Bharti Airtel Ltd.[1]	7,499,800	107,107
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	59,024
Telephone and Data Systems, Inc.	320,000	17,386
KDDI Corp.	4,490	30,449
		903,547

UTILITIES — 0.65%
Reliant Energy, Inc.[1]	9,240,000	131,300
KGen Power Corp.[1,2,3,4]	3,166,128	44,326
		175,626

MISCELLANEOUS — 2.36%
Other common stocks in initial period of acquisition		639,247

Total common stocks (cost: $19,314,598,000)		24,999,891

Short-term securities — 7.85%	Principal amount (000)

Federal Home Loan Bank 5.085%-5.155% due 1/12-1/31/2007	$190,200	189,641
Variable Funding Capital Corp. 5.23%-5.235% due 1/17-2/26/2007[3]	180,000	178,794
Clipper Receivables Co., LLC 5.23%-5.25% due 1/2-1/31/2007[3]	175,600	175,131
Bank of America Corp 5.205%-5.25% due 1/23-2/28/2007	175,000	173,935
Procter & Gamble International Funding S.C.A. 5.23%-5.24% due 1/5-1/26/2007[3]	150,000	149,575
CAFCO, LLC 5.25%-5.30% due 1/2-2/12/2007[3]	82,100	81,747
Ciesco LLC 5.24%-5.25% due 2/5-2/7/2007[3]	50,200	49,929
Citigroup Funding Inc. 5.24% due 2/12/2007[5]	15,900	15,802
Abbott Laboratories 5.19%-5.20% due 1/30-3/6/2007[3]	135,000	134,023
Johnson & Johnson 5.18%-5.20% due 1/16-1/19/2007[3]	125,000	124,683
Jupiter Securitization Co., LLC 5.25% due 1/11/2007[3]	42,000	41,932
Park Avenue Receivables Co., LLC 5.25%-5.26% due 1/8-2/1/2007[3]	81,000	80,799
International Lease Finance Corp. 5.21%-5.22% due 2/1-2/9/2007	100,000	99,479
American General Finance Corp. 5.22% due 1/9/2007	16,500	16,479
Coca-Cola Co. 5.19%-5.20% due 1/17-1/30/2007[3]	75,000	74,769
Private Export Funding Corp. 5.21%-5.22% due 2/13-3/1/2007[3]	75,000	74,416
Union Bank of California, N.A. 5.27% due 1/16/2007	50,000	50,000
NetJets Inc. 5.20% due 1/18/2007[3]	50,000	49,870
Caterpillar Financial Services Corp 5.20% due 2/5/2007	50,000	49,740
Pfizer Investment Capital PLC 5.20% due 2/6/2007[3]	50,000	49,732
CIT Group, Inc. 5.23%-5.24% 2/1-3/14/2007[3]	50,000	49,629
HSBC Finance Corp. 5.22% due 2/27/2007	50,000	49,583
IBM Capital Inc. 5.185%-5.24% due 1/11-1/31/2007[3]	39,810	39,659
International Bank for Reconstruction and Development 5.19% due 1/22/2007	31,900	31,799
Harvard University 5.20% due 1/11/2007	25,000	24,960
Triple-A One Funding Corp. 5.23% due 2/5/2007[3]	25,000	24,869
Harley-Davidson Funding Corp. 5.20% due 1/8-1/9/2007[3]	17,600	17,578
Hershey Co. 5.19% due 1/22/2007[3]	17,618	17,562
Emerson Electric Co. 5.24% due 1/22/2007[3]	8,000	7,974

Total short-term securities (cost: $2,123,957,000)		2,124,089

Total investment securities (cost: $21,438,555,000)		27,123,980
Other assets less liabilities		(47,523)

Net assets		$27,076,457

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Represents an affiliated company as defined under the Investment Company Act of 1940.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,627,625,000, which represented 6.01% of the net assets of the fund.
4 Valued under fair value procedures adopted by authority of the board of trustees.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Growth Fund

Summary investment portfolio, December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Google	3.2%
Altria Group	2.7
Microsoft	2.4
Roche Holdings	2.3
Lowe's Companies	1.9
Target	1.7
Schlumberger	1.6
Kohl's	1.4
Medtronic	1.4
Fannie Mae	1.3

	Shares	Market	Percent
		value	of net
Common stocks - 92.33%		(000)	assets

Information technology - 15.40%
Google Inc., Class A (1)	1,881,400	$866,347	3.20%
Microsoft Corp.	21,395,000	638,855	2.36
Cisco Systems, Inc. (1)	12,553,000	343,073	1.27
Oracle Corp. (1)	14,622,800	250,635.93
NAVTEQ Corp. (1) (2)	5,700,000	199,329.74
Nokia Corp.	5,015,000	102,428
Nokia Corp. (ADR)	4,250,000	86,360.70
Samsung Electronics Co., Ltd.	235,000	154,981.57
eBay Inc. (1)	5,000,000	150,350.56
Other securities		1,376,469	5.07
		4,168,827	15.40

Energy - 14.99%
Schlumberger Ltd.	6,719,600	424,410	1.57
Canadian Natural Resources, Ltd.	5,625,700	300,221	1.11
Halliburton Co.	9,350,000	290,318	1.07
Suncor Energy Inc.	3,008,256	237,101.88
Devon Energy Corp.	3,409,072	228,681.84
Transocean Inc. (1)	2,731,400	220,943.82
Southwestern Energy Co. (1)	4,681,200	164,076.61
EOG Resources, Inc.	2,515,000	157,062.58
Other securities		2,035,820	7.51
		4,058,632	14.99

Health care - 13.37%
Roche Holding AG	3,460,000	620,392	2.29
Medtronic, Inc.	6,900,000	369,219	1.36
Zimmer Holdings, Inc. (1)	3,910,000	306,466	1.13
Amgen Inc. (1)	4,200,000	286,902	1.06
WellPoint, Inc. (1)	3,040,000	239,218.88
Other securities		1,799,120	6.65
		3,621,317	13.37

Consumer discretionary - 13.07%
Lowe's Companies, Inc.	16,526,000	514,785	1.90
Target Corp.	7,890,000	450,125	1.66
Kohl's Corp. (1)	5,540,000	379,102	1.40
Carnival Corp., units	6,905,000	338,690	1.25
Johnson Controls, Inc.	3,599,600	309,278	1.14
Starbucks Corp. (1)	6,920,000	245,106.91
Best Buy Co., Inc.	4,490,400	220,883.82
Other securities		1,080,554	3.99
		3,538,523	13.07

Consumer staples - 8.22%
Altria Group, Inc.	8,380,000	719,172	2.66
Walgreen Co.	5,000,000	229,450.85
L'Oréal SA	1,500,000	150,214.55
Coca-Cola Co.	2,645,000	127,621.47
Procter & Gamble Co.	855,000	54,951.20
Other securities		945,861	3.49
		2,227,269	8.22

Financials - 8.14%
Fannie Mae	6,140,000	364,655	1.35
American International Group, Inc.	4,350,000	311,721	1.15
Freddie Mac	4,572,700	310,486	1.15
Banco Bradesco SA, preferred nominative (ADR)	5,646,700	227,844.84
Marsh & McLennan Companies, Inc.	4,963,200	152,172.56
Citigroup Inc.	2,000,000	111,400.41
Other securities		724,973	2.68
		2,203,251	8.14

Industrials - 6.57%
Boeing Co.	2,565,000	227,875.84
General Electric Co.	5,270,000	196,097.72
Other securities		1,354,065	5.01
		1,778,037	6.57

Materials - 6.22%
Barrick Gold Corp.	11,500,000	353,050	1.30
Newmont Mining Corp.	6,305,000	284,671	1.05
Potash Corp. of Saskatchewan Inc.	1,500,000	215,220.79
Freeport-McMoRan Copper & Gold Inc., Class B	2,704,500	150,722.56
Other securities		681,952	2.52
		1,685,615	6.22

Telecommunication services - 3.34%
Qwest Communications International Inc. (1)	43,050,000	360,328	1.33
Sprint Nextel Corp., Series 1	17,430,000	329,253	1.22
Other securities		213,966.79
		903,547	3.34

Utilities - 0.65%
Other securities		175,626.65

Miscellaneous - 2.36%
Other common stocks in initial period of acquisition		639,247	2.36

Total common stocks (cost: $19,314,598,000)		24,999,891	92.33

Short-term securities - 7.85%	Principal amount (000)

Federal Home Loan Bank 5.085%-5.155% due 1/12-1/31/2007	190,200	189,641.70
Variable Funding Capital Corp. 5.23%-5.235% due 1/17-2/26/2007 (3)	180,000	178,794.66
Clipper Receivables Co., LLC 5.23%-5.25% due 1/2-1/31/2007 (3)	175,600	175,131.65
Bank of America Corp 5.205%-5.25% due 1/23-2/28/2007	175,000	173,935.64
Procter & Gamble International Funding S.C.A. 5.23%-5.24% due 1/5-1/26/2007 (3)	150,000	149,575.55
CAFCO, LLC 5.25%-5.30% due 1/2-2/12/2007 (3)	82,100	81,747
Ciesco LLC 5.24%-5.25% due 2//5-2/7/2007 (3)	50,200	49,929
Citigroup Funding Inc. 5.24% due 2/12/2007 (4)	15,900	15,802.55
International Lease Finance Corp. 5.21%-5.22% due 2/1-2/9/2007	100,000	99,479
American General Finance Corp. 5.22% due 1/9/2007	16,500	16,479.43
Coca-Cola Co. 5.19%-5.20% due 1/17-1/30/2007 (3)	75,000	74,769.28
Other securities		918,808	3.39

Total short-term securities (cost: $2,123,957,000)		2,124,089	7.85

Total investment securities (cost: $21,438,555,000)		27,123,980	100.18
Other assets less liabilities		$(47,523)	$(.18)

Net assets		$27,076,457	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)

NAVTEQ Corp. (1) (2)	-	5,700,000	-	5,700,000	-	$199,329
Rosetta Resources Inc. (1) (2) (3)	2,980,000	-	-	2,980,000	-	55,637
KGen Power Corp. (1) (2) (3) (5)	-	3,166,128	-	3,166,128	-	44,326
DataPath, Inc. (1) (2) (3)	-	2,819,968	-	2,819,968	-	26,790
Aveta, Inc. (1) (3) (6)	3,918,000	-	-	3,918,000	-	-
					-	$326,082

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Security did not produce income during the last 12 months.
(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $1,627,625,000, which represented 6.01% of the net assets of the fund.

(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(5) Valued under fair value procedures adopted by authority of the board of trustees.
(6) Unaffiliated issuer at December 31, 2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

International Fund
Investment portfolio

December 31, 2006

Common stocks — 90.85%	Shares	Market value (000)

FINANCIALS — 23.87%
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,946,000	$180,900
Credit Suisse Group	2,205,000	154,256
Kookmin Bank	1,613,500	130,017
Sun Hung Kai Properties Ltd.	10,286,000	118,168
BNP Paribas	986,090	107,532
Société Générale	586,750	99,557
ICICI Bank Ltd.	4,400,000	88,928
ING Groep NV	1,915,810	84,906
Banco Bilbao Vizcaya Argentaria, SA	3,502,500	84,291
Sumitomo Mitsui Financial Group, Inc.	7,375	75,609
Macquarie Bank Ltd.	1,206,898	75,141
Hana Financial Holdings	1,398,422	73,569
Mitsubishi UFJ Financial Group, Inc.	5,684	70,214
Erste Bank der oesterreichischen Sparkassen AG	852,647	65,361
Swire Pacific Ltd., Class A	5,720,000	61,447
UniCredito Italiano SpA	6,305,000	55,237
Mizuho Financial Group, Inc.	7,650	54,643
ORIX Corp.	177,000	51,241
Crédit Agricole SA	1,100,000	46,240
Banco Santander Central Hispano, SA	2,475,731	46,188
Siam Commercial Bank PCL	27,015,200	44,262
Sumitomo Realty & Development Co., Ltd.	1,316,000	42,245
Hypo Real Estate Holding AG	661,900	41,692
AXA SA	1,020,111	41,280
UBS AG	570,000	34,637
Shinhan Financial Group Co., Ltd.	634,670	32,433
PartnerRe Holdings Ltd.	416,300	29,570
Samsung Fire & Marine Insurance Co., Ltd.	160,610	27,906
HSBC Holdings PLC (United Kingdom)	767,460	13,990
HSBC Holdings PLC (Hong Kong)	650,000	11,918
Commerzbank U.S. Finance, Inc.	600,000	22,839
Bank of Nova Scotia	500,000	22,368
Westpac Banking Corp.	962,514	18,404
DnB NOR ASA	1,217,800	17,295
St. George Bank Ltd.	650,000	16,920
Mitsui Sumitomo Insurance Co., Ltd.	1,280,000	14,005
		2,155,209

HEALTH CARE — 9.07%
Roche Holding AG	1,151,500	$206,469
Novo Nordisk A/S, Class B	2,356,100	196,234
UCB SA	1,304,456	89,550
Merck KGaA	679,000	70,362
Richter Gedeon NYRT	307,000	70,061
AstraZeneca PLC (United Kingdom)	729,500	39,194
AstraZeneca PLC (Sweden)	510,500	27,410
Smith & Nephew PLC	5,343,000	55,760
Shionogi & Co., Ltd.	1,200,000	23,597
Straumann Holding AG	90,950	22,017
Chugai Pharmaceutical Co., Ltd.	602,600	12,432
Elan Corp., PLC (ADR)[1]	370,000	5,457
		818,543

MATERIALS — 8.47%
Bayer AG	3,789,600	203,300
Nitto Denko Corp.	2,591,500	129,793
Linde AG	959,624	99,087
Barrick Gold Corp.	2,603,202	80,134
BlueScope Steel Ltd.	7,350,000	49,976
Kuraray Co., Ltd.	2,538,000	29,944
Siam Cement PCL	4,020,000	28,844
L’Air Liquide	115,714	27,466
BHP Billiton PLC	1,500,000	27,446
Holcim Ltd.	285,714	26,190
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	617,002	20,904
Rio Tinto PLC	337,500	17,961
Cia. Vale do Rio Doce, ordinary nominative (ADR)	600,000	17,844
Gold Fields Ltd.	317,100	6,031
		764,920

INFORMATION TECHNOLOGY — 8.41%
Samsung Electronics Co., Ltd.	168,064	110,837
Taiwan Semiconductor Manufacturing Co. Ltd.	27,308,177	56,578
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,879,319	20,541
Hon Hai Precision Industry Co., Ltd.	9,707,388	69,275
Murata Manufacturing Co., Ltd.	1,005,000	67,985
Toshiba Corp.	10,383,000	67,620
Rohm Co., Ltd.	592,100	58,961
AU Optronics Corp.	36,700,840	51,030
Sanken Electric Co., Ltd.	3,100,000	38,268
Chi Mei Optoelectronics Corp.	37,426,398	37,909
Hirose Electric Co., Ltd.	316,300	35,909
Mediatek Incorporation	3,291,200	34,044
Nippon Electric Glass Co., Ltd.	1,580,000	33,193
Hoya Corp.	733,600	28,604
Tokyo Electron Ltd.	260,000	20,494
NEC Electronics Corp.[1]	508,400	14,868
LG.Philips LCD Co., Ltd.[1]	434,050	13,005
		759,121

CONSUMER STAPLES — 7.84%
Nestlé SA	508,600	180,719
L’Oréal SA	1,117,000	111,859
Seven & I Holdings Co., Ltd.	3,327,000	103,445
METRO AG	1,003,000	63,931
Shinsegae Co., Ltd.	86,000	53,663
SABMiller PLC	1,626,234	37,414
Groupe Danone	242,400	36,716
Wal-Mart de México, SA de CV, Series V	6,180,240	27,218
Woolworths Ltd.	1,265,303	23,854
Diageo PLC	1,200,000	23,555
Tesco PLC	2,263,260	17,925
Unilever NV	390,000	10,651
Coca-Cola Hellenic Bottling Co. SA	250,000	9,764
Koninklijke Ahold NV1	635,000	6,753
		707,467

CONSUMER DISCRETIONARY — 7.69%
Kingfisher PLC	15,603,645	72,866
Continental AG	605,000	70,325
Mediaset SpA	4,050,000	48,039
William Hill PLC	3,802,965	47,060
Industria de Diseno Textil, SA	820,922	44,202
Lotte Shopping Co.	103,000	42,773
Grupo Televisa, SA, ordinary participation certificates (ADR)	1,440,000	38,894
News Corp., Class B	974,283	21,688
News Corp., Class A	687,292	14,763
Carnival PLC	665,000	33,698
Swatch Group Ltd, non-registered shares	88,386	19,529
Swatch Group Ltd	267,444	11,961
NOK Corp.	1,536,000	30,204
JCDecaux SA	835,000	23,885
Nikon Corp.	1,000,000	21,933
Suzuki Motor Corp.	700,000	19,765
Cie. Financière Richemont AG, Class A, units	325,000	18,936
Greek Organization of Football Prognostics SA	429,330	16,586
Honda Motor Co., Ltd.	400,000	15,798
Toyota Motor Corp.	230,000	15,385
Kesa Electricals PLC	1,973,300	13,108
Sony Corp.	305,000	13,071
Hyundai Motor Co.	165,000	11,964
Pearson PLC	750,000	11,329
SET India Ltd.[1,2,3]	82,217	8,712
LG Electronics Inc.	129,453	7,660
		694,134

ENERGY — 7.39%
Royal Dutch Shell PLC, Class B	2,460,219	86,226
Royal Dutch Shell PLC, Class B (ADR)	275,839	19,626
Royal Dutch Shell PLC, Class A	522,000	18,403
Reliance Industries Ltd.	3,628,695	104,488
Oil & Natural Gas Corp. Ltd.	4,020,000	79,407
Husky Energy Inc.	1,035,000	69,356
Norsk Hydro ASA	2,050,000	63,656
Canadian Natural Resources, Ltd.	1,000,000	53,366
Nexen Inc.	860,419	47,432
Petro-Canada	1,080,000	44,281
PetroChina Co. Ltd., Class H	25,358,000	35,930
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	255,000	26,262
ENI SpA	550,000	18,490
		666,923

TELECOMMUNICATION SERVICES — 5.68%
Koninklijke KPN NV	8,685,600	123,422
América Móvil SAB de CV, Series L (ADR)	2,315,000	104,684
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	83,725,000	94,073
Telekom Austria AG	2,693,678	72,147
Singapore Telecommunications Ltd.	18,249,330	39,026
Telefónica, SA	1,617,000	34,391
Vodafone Group PLC	11,261,250	31,200
KDDI Corp.	2,130	14,445
Bayan Telecommunications Holdings Corp., Class A1,2,3	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,2,3	14,199	—
		513,388

UTILITIES — 3.89%
Veolia Environnement	1,855,900	143,003
E.ON AG	700,000	94,972
RWE AG	430,000	47,373
Electricité de France SA	431,000	31,390
National Grid PLC	1,316,326	18,995
Hong Kong and China Gas Co. Ltd.	7,000,000	15,750
		351,483

INDUSTRIALS — 3.57%
Samsung Engineering Co., Ltd.	1,592,000	74,077
Ryanair Holdings PLC (ADR)[1]	671,900	54,760
Toll Holdings Ltd.	3,698,065	53,294
Siemens AG	521,000	51,652
Fraport AG	485,000	34,568
Mitsubishi Corp.	1,500,000	28,235
Asahi Glass Co., Ltd.	1,260,000	15,141
Mitsui & Co., Ltd.	404,000	6,043
Qantas Airways Ltd.	1,037,056	4,270
		322,040

MISCELLANEOUS — 4.97%
Other common stocks in initial period of acquisition		449,131

Total common stocks (cost: $5,823,596,000)		8,202,359

Short-term securities — 9.00%	Principal amount (000)

Swedish Export Credit Corp. 5.23%-5.25% due 1/16-2/13/2007	$63,900	63,660
Toyota Motor Credit Corp. 5.23%-5.24% due 1/10/-1/17/2007	62,700	62,569
BASF AG 5.235%-5.245% due 1/17-1/19/2007[2]	50,000	49,875
BMW U.S. Capital LLC 5.22% due 2/14/2007[2]	50,000	49,685
Freddie Mac 5.14% due 2/6/2007	46,700	46,453
Liberty Street Funding Corp. 5.24%-5.27% due 1/5-2/26/2007[2,4]	44,300	44,187
Alcon Capital Corp. 5.21% due 1/17/2007[2]	43,800	43,697
BP Capital Markets America Inc. 5.20%-5.22% due 2/5/2007[2]	43,100	42,877
Old Line Funding, LLC 5.26%-5.30% due 1/4-1/19/2007[2]	33,742	33,694
Thunder Bay Funding, LLC 5.26% due 1/4/2007[2]	9,000	8,995
American Honda Finance Corp. 5.23%-5.26% due 1/22-1/26/2007	42,400	42,251
International Lease Finance Corp. 5.22%-5.23% due 2/7-2/8/2007	40,000	39,782
KfW International Finance Inc. 5.20%-5.21% due 1/10-2/1/2007[2]	36,200	36,098
International Bank for Reconstruction and Development 5.19% due 1/22/2007	35,200	35,088
Amsterdam Funding Corp. 5.23%-5.25% due 1/12-2/1/2007[2]	34,900	34,807
Barton Capital LLC 5.26% due 1/30/2007[2]	30,000	29,868
HBOS Treasury Services PLC 5.24% due 1/10/2007	29,400	29,358
DaimlerChrysler Revolving Auto Conduit LLC 5.26%-5.31% 1/29-2/2/2007	25,000	24,882
HSBC USA Inc. 5.235% due 2/5/2007	25,000	24,870
Siemens Capital Co. LLC 5.28% due 1/18/2007	21,300	21,244
Westpac Banking Corp. 5.26% due 2/6/2007[2]	19,900	19,792
CAFCO, LLC 5.30% due 1/2/2007[2]	18,900	18,889
Electricité de France 5.25% due 3/21/2007[4]	10,000	9,887

Total short-term securities (cost: $812,453,000)		812,508

Total investment securities (cost: $6,636,049,000)		9,014,867
Other assets less liabilities		13,365

Net assets		$9,028,232

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $428,707,000 which represented 4.75% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $8,712,000.
4 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

New World Fund
Investment portfolio

December 31, 2006

Common stocks — 84.60%	Shares	Market value (000)

FINANCIALS — 17.96%
PT Bank Rakyat Indonesia	36,995,950	$21,196
Erste Bank der oesterreichischen Sparkassen AG	246,024	18,859
Bank Muscat (SAOG) (GDR)	1,120,125	14,001
Housing Development Finance Corp. Ltd.	375,100	13,835
JSC Halyk Bank of Kazakhstan (GDR)[1]	354,979	7,809
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	169,100	3,720
Banco Santander Central Hispano, SA	535,782	9,996
Unibanco-União de Bancos Brasileiros SA, units (GDR)	102,000	9,482
EFG International[1]	240,000	9,050
Piraeus Bank SA	276,250	8,901
Banco Itaú Holding Financeira SA, preferred nominative	208,800	7,573
JSC Kazkommertsbank (GDR)[1]	322,484	7,449
Allied Irish Banks, PLC	250,000	7,422
Grupo Financiero Banorte, SA de CV, Series O	1,800,000	7,042
Bank Pekao SA	88,000	6,873
Kotak Mahindra Bank Ltd.	729,643	6,613
ICICI Bank Ltd.	282,174	5,703
ICICI Bank Ltd. (ADR)	8,000	334
Bank of the Philippine Islands	4,613,539	5,982
Citigroup Inc.	107,000	5,960
HSBC Holdings PLC	325,000	5,959
Brascan Residential Properties SA, ordinary nominative[1]	693,600	5,847
FirstRand Ltd.	1,756,500	5,587
Banco Bilbao Vizcaya Argentaria, SA	222,800	5,362
Itaúsa — Investimentos Itaú SA, preferred nominative	993,396	5,084
JSC Sistema-Hals (GDR)[1]	212,404	2,825
JSC Sistema-Hals (GDR)[1,2]	138,253	1,839
National Bank of Pakistan	1,260,000	4,648
PT Bank Danamon Indonesia Tbk	5,530,000	4,153
Banco Latinoamericano de Exportaciones, SA, Class E	235,000	3,986
ORCO PROPERTY GROUP SA	25,200	3,208
Bank Hapoalim BM	650,000	3,064
American International Group, Inc.	33,000	2,365
Kookmin Bank	23,000	1,853
China Construction Bank Corp., Class H	500	—
		233,580

CONSUMER STAPLES — 10.04%
Tesco PLC	3,283,418	26,005
Fomento Económico Mexicano, SA de CV (ADR)	99,300	11,495
IOI Corp. Bhd.	2,147,000	11,201
Nestlé SA	31,500	11,193
Wal-Mart de México, SA de CV, Series V (ADR)	148,000	6,401
Wal-Mart de México, SA de CV, Series V	400,000	1,762
Avon Products, Inc.	210,200	6,945
Migros Türk TAS[1]	425,669	5,505
PepsiCo, Inc.	84,000	5,254
X5 Retail Group N.V. (GDR)[1,2]	198,800	5,169
Coca-Cola Co.	100,000	4,825
Bunge Ltd.	65,000	4,713
Procter & Gamble Co.	73,300	4,711
Olam International Ltd.	2,730,000	3,791
Groupe Danone	25,000	3,787
Diageo PLC	190,000	3,729
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	2,928
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	527
Massmart Holdings Ltd. (South Africa)	320,000	3,218
Poslovni Sistem Mercator, d.d.[3]	11,274	3,198
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,208
Oriflame Cosmetics SA (SDR)	50,000	2,060
		130,625

INDUSTRIALS — 9.49%
Murray & Roberts Holdings Ltd.	3,764,000	21,624
Doosan Heavy Industries and Construction Co., Ltd.	251,300	11,964
Wienerberger AG	194,000	11,518
ALL — América Latina Logística, units	950,000	9,870
Far Eastern Textile Ltd.	11,174,944	9,776
Orascom Construction Industries Co. (GDR)	98,000	9,437
Suzlon Energy Ltd.	240,000	7,099
Imperial Holdings Ltd.[1]	286,000	6,719
Siemens AG	67,000	6,642
Thai Airways International PCL	5,147,500	6,434
Container Corp. of India Ltd.	120,000	5,782
3M Co.	74,000	5,767
Italian-Thai Development PCL	33,285,800	5,078
Asahi Glass Co., Ltd.	272,000	3,269
Bidvest Group Ltd.	125,000	2,396
		123,375

CONSUMER DISCRETIONARY — 9.11%
Toyota Motor Corp.	211,100	14,121
Kuoni Reisen Holding AG, Class B1	21,451	11,477
Truworths International Ltd.	2,477,000	11,370
Honda Motor Co., Ltd.	250,000	9,874
Grupo Televisa, SA, ordinary participation certificates (ADR)	365,000	9,859
GOME Electrical Appliances Holding Ltd.	9,940,000	7,796
Central European Media Enterprises Ltd., Class A1	96,600	6,762
Swatch Group Ltd	80,000	3,578
Swatch Group Ltd, non-registered shares	10,450	2,309
Yue Yuen Industrial (Holdings) Ltd.	1,830,000	5,812
Nitori Co., Ltd.	109,500	4,757
Merry Electronics Co., Ltd.	1,580,450	4,317
TVN SA1	500,000	4,286
NOK Corp.	217,500	4,277
Maruti Udyog Ltd. (India)	200,000	4,213
Motor Industries Co. Ltd.	50,000	3,968
Las Vegas Sands Corp.[1]	40,000	3,579
Makita Corp.	110,000	3,374
Li & Fung Ltd.	886,600	2,759
		118,488

TELECOMMUNICATION SERVICES — 7.46%
América Móvil SAB de CV, Series L (ADR)	310,000	14,018
Telekomunikacja Polska SA	1,625,000	13,733
Tele Norte Leste Participações SA, preferred nominative	685,797	10,284
Partner Communications Co. Ltd.	721,500	8,203
Partner Communications Co. Ltd. (ADR)	10,000	114
China Unicom Ltd.	5,038,000	7,385
Brasil Telecom Participações SA, preferred nominative (ADR)	170,000	7,257
Telekom Austria AG	253,500	6,790
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	6,112
Telefónica, SA	286,632	6,096
Telemig Celular Participações SA, preferred nominative (ADR)	152,900	5,848
Maxis Communications Bhd.	1,734,000	5,015
Vodafone Group PLC	1,225,000	3,394
Pakistan Telecommunication Corp.	3,900,000	2,842
		97,091

MATERIALS — 7.45%
Taiwan Cement Corp.	13,538,235	12,238
Votorantim Celulose e Papel SA, preferred nominative (ADR)	555,000	10,884
ACC Ltd.	395,000	9,730
Harmony Gold Mining Co. Ltd.[1]	590,000	9,399
Aracruz Celulose SA, Class B, preferred nominative (ADR)	120,000	7,349
Phelps Dodge Corp.	50,000	5,986
Potash Corp. of Saskatchewan Inc.	40,000	5,739
Hindalco Industries Ltd.	1,350,000	5,332
Sealed Air Corp.	77,000	4,999
Israel Chemicals Ltd.	715,000	4,475
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	115,964	3,929
Cia. Vale do Rio Doce, Class A, preferred nominative	126,000	3,194
Ivanhoe Mines Ltd.[1]	303,100	2,993
Holcim Ltd.	31,500	2,887
Siam Cement PCL	388,800	2,790
BHP Billiton PLC	142,664	2,610
AngloGold Ashanti Ltd.	49,500	2,340
		96,874

ENERGY — 6.25%
Oil & Natural Gas Corp. Ltd.	818,453	16,167
Royal Dutch Shell PLC, Class B	320,000	11,215
Royal Dutch Shell PLC, Class B (ADR)	39,949	2,842
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	86,000	8,857
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	53,000	4,916
Oil and Gas Development Co. Ltd.	3,998,000	7,544
Oil and Gas Development Co. Ltd. (GDR)	53,200	979
Sterling Energy PLC[1]	17,256,900	6,167
OAO TMK (GDR)[1,2]	142,826	4,999
MOL Magyar Olaj- és Gázipari Rt., Class A	40,841	4,634
Nexen Inc.	63,486	3,500
Reliance Industries Ltd.	110,000	3,167
PTT Exploration and Production PCL	1,000,000	2,726
Noble Energy, Inc.	46,000	2,257
Harvest Natural Resources, Inc.[1]	123,900	1,317
		81,287

INFORMATION TECHNOLOGY — 6.24%
Nokia Corp. (ADR)	502,100	10,203
Nokia Corp.	236,900	4,838
Hon Hai Precision Industry Co., Ltd.	1,937,708	13,828
Samsung Electronics Co., Ltd.	17,200	11,343
Acer Inc.	4,564,000	9,526
Mediatek Incorporation	889,319	9,199
Kingboard Chemical Holdings Ltd.	1,859,000	7,302
Hoya Corp.	114,400	4,461
Net 1 UEPS Technologies, Inc.[1]	146,600	4,333
Venture Corp. Ltd.	440,000	3,873
NetEase.com, Inc. (ADR)[1]	120,000	2,243
		81,149

HEALTH CARE — 3.85%
KRKA, d.d., Novo mesto[3]	16,864	17,377
Novo Nordisk A/S, Class B	175,160	14,589
Zentiva NV	119,000	7,252
Dr. Reddy’s Laboratories Ltd.	240,000	4,414
Teva Pharmaceutical Industries Ltd. (ADR)	70,000	2,175
Ranbaxy Laboratories Ltd.	219,000	1,945
Richter Gedeon NYRT	7,400	1,689
AstraZeneca PLC	12,700	682
		50,123

UTILITIES — 3.01%
RAO Unified Energy System of Russia (GDR)	90,000	9,864
AES Corp.[1]	400,000	8,816
NTPC Ltd.	2,757,000	8,532
Veolia Environnement	49,000	3,776
Cheung Kong Infrastructure Holdings Ltd.	1,066,000	3,310
Gas Natural SDG, SA	80,300	3,177
Reliance Energy Ltd.	137,500	1,621
		39,096

MISCELLANEOUS — 3.74%
Other common stocks in initial period of acquisition		48,710

Total common stocks (cost: $767,951,000)		1,100,398

Bonds & notes — 7.53%	Principal amount (000)

NON-U.S. GOVERNMENT BONDS & NOTES — 7.16%
Argentina (Republic of) 4.193% 2012[4,5]	$2,000	1,419
Argentina (Republic of) 2.00% 2014[6]	ARS 1,213	368
Argentina (Republic of) 5.83% 2033[5,6,7]	35,814	12,337
Argentina (Republic of) GDP-Linked 2035	43,865	1,706
Argentina (Republic of) 0.63% 2038[5,6]	12,328	1,878
Brazilian Treasury Bill 0% 2007	R$700	328
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,492
Brazilian Treasury Bill 6.00% 2010[6]	R$3,240	2,285
Brazilian Treasury Bill 6.00% 2011[6]	60	42
Brazil (Federal Republic of) Global 12.50% 2016	1,900	1,011
Brazil (Federal Republic of) Global 8.00% 2018[5]	$2,434	2,713
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,222
Brazil (Federal Republic of) Global 8.875% 2024	100	125
Brazil (Federal Republic of) Global 10.125% 2027	1,425	2,006
Brazil (Federal Republic of) Global 11.00% 2040	2,375	3,150
United Mexican States Government Global 6.073% 2009[4]	1,250	1,263
United Mexican States Government Global 10.375% 2009	397	439
United Mexican States Government Global 9.875% 2010	4,125	4,678
United Mexican States Government Global 6.375% 2013	1,000	1,054
United Mexican States Government, Series MI10, 8.00% 2013	MXP7,671	735
United Mexican States Government, Series MI10, 9.50% 2014	9,500	990
United Mexican States Government Global 11.375% 2016	$1,408	2,031
United Mexican States Government, Series M20, 8.00% 2023	MXP 830	80
United Mexican States Government, Series M20, 10.00% 2024	16,000	1,839
Russian Federation 8.25% 2010[5]	$5,600	5,868
Russian Federation 8.25% 2010[2,5]	440	461
Russian Federation 5.00%/7.50% 2030[2,5,8]	3,406	3,862
Russian Federation 5.00%/7.50% 2030[5,8]	750	850
Colombia (Republic of) Global 10.00% 2012	2,100	2,478
Colombia (Republic of) Global 10.75% 2013	1,360	1,690
Columbia (Republic of) Global 8.25% 2014	400	456
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,477
Colombia (Republic of) Global 11.75% 2020	$315	459
Columbia (Republic of) Global 8.125% 2024	500	580
Columbia (Republic of) Global 7.375% 2037	474	510
Turkey (Republic of) 20.00% 2007	TRY1,775	1,245
Turkey (Republic of) Treasury Bill 0% 2008	1,230	644
Turkey (Republic of) 15.00% 2010	3,880	2,449
Turkey (Republic of) 14.00% 2011	1,000	621
Turkey (Republic of) 11.875% 2030	$1,225	1,896
Peru (Republic of) 9.125% 2012	2,800	3,248
Peru (Republic of) 8.375% 2016	1,725	2,057
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[4,5]	817	815
Peru (Republic of) 7.35% 2025	500	567
Philippines (Republic of) 8.375% 2009	1,665	1,777
Philippines (Republic of) 9.875% 2019	1,200	1,572
Philippines (Republic of) 7.75% 2031	2,035	2,320
Panama (Republic of) Global 9.625% 2011	219	251
Panama (Republic of) Global 9.375% 2012	790	930
Panama (Republic of) Global 7.125% 2026	890	966
Panama (Republic of) Global 8.875% 2027	300	382
Panama (Republic of) Global 9.375% 2029	450	603
Panama (Republic of) Global 6.70% 2036[5]	1,824	1,906
Dominican Republic 8.625% 2027[2,5]	2,150	2,482
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP4,300	748
Egypt (Arab Republic of) Treasury Bill 0% 2007	3,000	483
Venezuela (Republic of) Global 8.50% 2014	$55	62
Venezuela (Republic of) 9.25% 2027	170	217
		93,123

ENERGY — 0.16%
Pemex Project Funding Master Trust 8.00% 2011	200	220
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,844
		2,064

UTILITIES — 0.12%
AES Gener SA 7.50% 2014	400	424
AES Panama SA 6.35% 2016[2]	400	395
Enersis SA 7.375% 2014	650	701
		1,520

MATERIALS — 0.06%
Vale Overseas Ltd. 6.25% 2017	800	807

INDUSTRIALS — 0.03%
TFM, SA de CV 9.375% 2012	400	429

Total bonds & notes (cost: $85,580,000)		97,943

Short-term securities — 7.56%

Stadshypotek Delaware Inc. 5.24% due 1/25-2/2/2007[2]	18,600	18,529
American Honda Finance Corp. 5.23% due 1/5/2007	13,500	13,490
Sheffield Receivables Corp. 5.26% due 1/24/2007[2]	13,000	12,954
UBS Finance (Delaware) LLC 5.245% due 1/5/2007	11,500	11,492
BMW U.S. Capital LLC 5.22% due 2/14/2007[2]	10,000	9,937
DaimlerChrysler Revolving Auto Conduit LLC 5.30% due 1/10/2007	9,800	9,786
Amsterdam Funding Corp. 5.24% due 1/4/2007[2]	8,100	8,096
BNP Paribas Finance Inc. 5.25% due 1/19/2007	6,700	6,681
CBA (Delaware) Finance Inc. 5.25% due 2/16/2007	4,523	4,493
Three Pillars Funding, LLC 5.31% due 1/2/2007[2]	2,900	2,898

Total short-term securities (cost: $98,349,000)		98,356

Total investment securities (cost: $951,880,000)		1,296,697
Other assets less liabilities		4,070

Net assets		$1,300,767

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $75,341,000, which represented 5.79% of the net assets of the fund.
3 Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous”, was $20,575,000.
4 Coupon rate may change periodically.
5 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6 Index-linked bond whose principal amount moves with a government retail price index.
7 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8 Step bond; coupon rate will increase at a later date.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Blue Chip Income and Growth Fund
Investment portfolio

December 31, 2006

Common stocks — 91.22%	Shares	Market value (000)

FINANCIALS — 18.96%
Citigroup Inc.	3,125,000	$174,062
Fannie Mae	2,430,000	144,318
J.P. Morgan Chase & Co.	2,200,000	106,260
American International Group, Inc.	1,300,000	93,158
Bank of America Corp.	1,176,395	62,808
Capital One Financial Corp.	700,000	53,774
Freddie Mac	700,000	47,530
Washington Mutual, Inc.	750,000	34,117
Wachovia Corp.	400,000	22,780
HSBC Holdings PLC (ADR)	225,000	20,621
Bank of New York Co., Inc.	440,000	17,323
		776,751

INFORMATION TECHNOLOGY — 17.45%
Oracle Corp.[1]	7,200,000	123,408
Hewlett-Packard Co.	2,950,000	121,511
Microsoft Corp.	3,550,000	106,003
International Business Machines Corp.	975,000	94,721
Intel Corp.	4,000,000	81,000
Cisco Systems, Inc.[1]	2,500,000	68,325
Texas Instruments Inc.	1,500,000	43,200
Applied Materials, Inc.	1,800,000	33,210
Linear Technology Corp.	550,000	16,676
Automatic Data Processing, Inc.	250,000	12,312
Maxim Integrated Products, Inc.	400,000	12,248
Analog Devices, Inc.	70,000	2,301
		714,915

HEALTH CARE — 14.30%
Aetna Inc.	2,400,000	103,632
UnitedHealth Group Inc.	1,250,000	67,163
Cardinal Health, Inc.	900,000	57,987
Pfizer Inc	2,050,000	53,095
AstraZeneca PLC (ADR)	875,000	46,856
Abbott Laboratories	950,000	46,275
Amgen Inc.[1]	665,000	45,426
Merck & Co., Inc.	1,000,000	43,600
Eli Lilly and Co.	825,000	42,982
Schering-Plough Corp.	1,750,000	41,370
Bristol-Myers Squibb Co.	1,425,000	37,506
		585,892

CONSUMER DISCRETIONARY — 12.42%
Lowe’s Companies, Inc.	3,800,000	118,370
Target Corp.	1,475,000	84,149
Omnicom Group Inc.	400,000	41,816
Clear Channel Communications, Inc.	1,150,000	40,871
Leggett & Platt, Inc.	1,500,000	35,850
Dollar General Corp.	2,075,000	33,324
Harley-Davidson, Inc.	425,000	29,950
TJX Companies, Inc.	1,000,000	28,520
Carnival Corp., units	575,000	28,204
Mattel, Inc.	1,100,000	24,926
General Motors Corp.	750,000	23,040
Best Buy Co., Inc.	400,000	19,676
		508,696

INDUSTRIALS — 11.46%
General Electric Co.	4,400,000	163,724
Tyco International Ltd.	4,050,000	123,120
United Technologies Corp.	760,000	47,515
United Parcel Service, Inc., Class B	605,000	45,363
Norfolk Southern Corp.	592,800	29,812
Emerson Electric Co.	500,000	22,045
Waste Management, Inc.	500,000	18,385
Southwest Airlines Co.	1,000,000	15,320
Pitney Bowes Inc.	90,000	4,157
		469,441

TELECOMMUNICATION SERVICES — 5.88%
BellSouth Corp.	3,350,000	157,818
AT&T Inc.	1,400,000	50,050
Sprint Nextel Corp., Series 1	1,350,000	25,502
Verizon Communications Inc.	200,000	7,448
		240,818

ENERGY — 4.74%
Schlumberger Ltd.	940,000	59,370
ConocoPhillips	650,000	46,768
EOG Resources, Inc.	600,000	37,470
Royal Dutch Shell PLC, Class A (ADR)	500,000	35,395
Exxon Mobil Corp.	200,000	15,326
		194,329

CONSUMER STAPLES — 3.11%
Wal-Mart Stores, Inc.	1,500,000	69,270
Walgreen Co.	480,000	22,027
PepsiCo, Inc.	250,000	15,638
Avon Products, Inc.	400,000	13,216
Kimberly-Clark Corp.	55,000	3,737
H.J. Heinz Co.	80,000	3,601
		127,489

MATERIALS — 1.13%
E.I. du Pont de Nemours and Co.	350,000	17,049
Alcoa Inc.	500,000	15,005
Air Products and Chemicals, Inc.	200,000	14,056
		46,110

UTILITIES — 0.92%
FPL Group, Inc.	400,000	21,768
Duke Energy Corp.	260,000	8,634
Xcel Energy Inc.	250,000	5,765
FirstEnergy Corp.	25,901	1,562
		37,729

MISCELLANEOUS — 0.85%
Other common stocks in initial period of acquisition		34,700

Total common stocks (cost: $3,001,188,000)		3,736,870

Short-term securities — 8.20%	Principal amount (000)

Coca-Cola Co. 5.19% due 1/17-1/18/2007[2]	$50,000	49,875
Atlantic Industries 5.23% due 2/28/2007[2]	11,700	11,603
Procter & Gamble International Funding S.C.A. 5.23%-5.28% due 1/9-2/9/2007[2]	42,100	42,012
Clipper Receivables Co., LLC 5.25% due 1/16-1/23/2007[2]	27,000	26,919
Abbott Laboratories 5.20%-5.24% due 1/25-3/6/2007[2]	24,300	24,162
Federal Home Loan Bank 5.105%-5.165% due 1/12-1/17/2007	23,100	23,050
Illinois Tool Works Inc. 5.19% due 2/2/2007	19,700	19,606
Caterpillar Financial Services Corp. 5.19% due 1/8/2007	18,000	17,979
International Lease Finance Corp. 5.22% due 1/31/2007	15,000	14,935
Ranger Funding Co., LLC 5.24% due 1/3/2007[2]	13,500	13,494
Triple-A One Funding Corp. 5.27%-5.29% due 1/11-1/19/2007[2]	13,050	13,014
Jupiter Securitization Co., LLC 5.27% due 1/4/2007[2]	12,500	12,493
Hershey Co. 5.20% due 2/23/2007[2]	11,000	10,911
Freddie Mac 5.10% due 1/16/2007	10,600	10,575
Bank of New York Co., Inc. 5.20% due 1/2/2007	10,000	9,997
CAFCO LLC 5.25% due 1/16/2007[2]	8,500	8,480
Three Pillars Funding, LLC 5.28% due 1/8/2007[2]	8,200	8,190
Concentrate Manufacturing Co. of Ireland 5.20% due 1/22/2007[2]	7,500	7,476
Becton, Dickinson and Co. 5.20% due 2/9/2007	7,299	7,258
U.S. Treasury Bills 4.91% due 1/4/2007	3,800	3,798

Total short-term securities (cost: $335,819,000)		335,827

Total investment securities (cost: $3,337,007,000)		4,072,697
Other assets less liabilities		23,664

Net assets		$4,096,361

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $228,629,000, which represented 5.58% of the net assets of the fund.

ADR = American Depositary Receipts

Global Growth and Income Fund
Investment portfolio

December 31, 2006

Common stocks — 83.44%	Shares	Market value (000)

MATERIALS — 18.60%
Potash Corp. of Saskatchewan Inc.	150,000	$21,522
Yamana Gold Inc.	750,000	9,860
Israel Chemicals Ltd.	1,500,000	9,389
Newmont Mining Corp.	200,000	9,030
Bayer AG	162,300	8,707
Mosaic Co.[1]	400,000	8,544
Barrick Gold Corp.	250,000	7,675
K+S AG	65,000	7,049
Newcrest Mining Ltd.	296,900	6,171
Gold Fields Ltd.	318,500	6,057
Nitto Denko Corp.	100,000	5,008
E.I. du Pont de Nemours and Co.	100,000	4,871
UPM-Kymmene Corp.	189,700	4,786
Lonmin PLC	77,000	4,538
MeadWestvaco Corp.	141,000	4,238
Ivanhoe Mines Ltd.[1]	387,400	3,825
Kuraray Co., Ltd.	220,000	2,596
Evraz Group SA (GDR)	50,000	1,285
Dow Chemical Co.	31,600	1,262
Phelps Dodge Corp.	4,500	539
		126,952

FINANCIALS — 15.72%
Citigroup Inc.	219,400	12,221
Cathay Financial Holding Co., Ltd.	4,722,624	10,727
AXA SA	146,222	5,917
Fairfax Financial Holdings Ltd.	27,000	5,371
TISCO Bank PCL	5,250,000	3,278
TISCO Bank PCL, nonvoting depositary receipt	3,225,000	2,004
FirstRand Ltd.	1,650,000	5,248
BOC Hong Kong (Holdings) Ltd.	1,856,500	5,037
Commerzbank U.S. Finance, Inc.	131,600	5,009
Sun Hung Kai Properties Ltd.	422,000	4,848
iStar Financial, Inc.	99,400	4,753
Fubon Financial Holding Co., Ltd.	5,069,000	4,745
Bank of America Corp.	88,500	4,725
Berkshire Hathaway Inc., Class B1	1,200	4,399
AEON Mall Co., Ltd.	77,000	4,348
AFLAC Inc.	91,000	4,186
JSC Halyk Bank of Kazakhstan (GDR)[1]	128,449	2,826
JSC Halyk Bank of Kazakhstan (GDR)[1,2]	61,200	1,346
Banco Bilbao Vizcaya Argentaria, SA	173,000	4,163
JSC Kazkommertsbank (GDR)[1]	134,837	3,115
Fannie Mae	50,000	2,970
Hypo Real Estate Holding AG	43,500	2,740
Allco Commercial REIT	2,517,000	1,822
UniCredito Italiano SpA	125,000	1,095
PT Bank Rakyat Indonesia	400,000	229
Fortis	4,600	196
		107,318

CONSUMER DISCRETIONARY — 9.49%
Macquarie Communications Infrastructure Group	1,164,000	5,784
SEGA SAMMY HOLDINGS INC.	214,000	5,773
General Motors Corp.	186,700	5,735
NOK Corp.	242,300	4,765
Ford Motor Co.	570,000	4,281
Lowe’s Companies, Inc.	137,300	4,277
NTL Inc.	168,000	4,240
Truworths International Ltd.	810,000	3,718
Pou Chen Corp.	3,223,874	3,661
Target Corp.	64,000	3,651
Time Warner Inc.	150,000	3,267
Yue Yuen Industrial (Holdings) Ltd.	993,500	3,155
Honda Motor Co., Ltd.	79,000	3,120
Kohl’s Corp.[1]	39,700	2,717
Grupo Televisa, SA, ordinary participation certificates (ADR)	75,000	2,026
Industria de Diseno Textil, SA	35,150	1,893
Pioneer Corp.	133,000	1,826
Yamaha Corp.	40,000	847
		64,736

INFORMATION TECHNOLOGY — 9.35%
Microsoft Corp.	392,700	11,726
EMC Corp.[1]	552,000	7,286
Advanced Micro Devices, Inc.[1]	350,000	7,123
Nokia Corp.	335,300	6,848
International Business Machines Corp.	68,600	6,665
Cisco Systems, Inc.[1]	201,180	5,498
Lite-On Technology Corp.	3,250,621	4,395
Dell Inc.[1]	150,000	3,763
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	268,760	2,937
Hon Hai Precision Industry Co., Ltd.	409,400	2,922
Quanta Computer Inc.	885,291	1,606
Nintendo Co., Ltd.	5,300	1,376
Citizen Watch Co., Ltd.	113,500	869
Comverse Technology, Inc.[1]	30,400	642
Yahoo! Inc.[1]	7,400	189
		63,845

CONSUMER STAPLES — 7.48%
Seven & I Holdings Co., Ltd.	353,000	10,976
Koninklijke Ahold NV1	737,500	7,843
Shoppers Drug Mart Corp.	127,500	5,484
AEON CO., LTD.	230,000	4,977
Diageo PLC	241,900	4,748
Tesco PLC	550,000	4,356
Altria Group, Inc.	50,000	4,291
Henkel KGaA, non-voting	25,000	3,677
Coca-Cola Co.	50,000	2,412
SABMiller PLC	100,000	2,301
		51,065

TELECOMMUNICATION SERVICES — 5.92%
Vodafone Group PLC	2,087,000	5,782
Vodafone Group PLC (ADR)	100,000	2,778
AT&T Inc.	150,000	5,363
Telekom Austria AG	200,000	5,357
Koninklijke KPN NV	337,000	4,789
Telecom Italia SpA, nonvoting	1,750,000	4,438
Telekomunikacja Polska SA	394,000	3,330
France Télécom SA	110,700	3,060
Verizon Communications Inc.	75,000	2,793
Tele Norte Leste Participações SA, preferred nominative	117,200	1,757
Chunghwa Telecom Co., Ltd. (ADR)	50,000	986
		40,433

INDUSTRIALS — 5.42%
General Electric Co.	217,800	8,104
Toll Holdings Ltd.	531,806	7,664
Tyco International Ltd.	204,000	6,202
Nippon Express Co., Ltd.	1,000,000	5,470
Ryanair Holdings PLC (ADR)[1]	41,500	3,382
Qantas Airways Ltd.	675,660	2,782
Kubota Corp.	270,000	2,501
UAL Corp.[1]	20,000	880
		36,985

ENERGY — 5.41%
Oil and Gas Development Co. Ltd.	4,345,000	8,198
Oil and Gas Development Co. Ltd. (GDR)	46,200	850
Chevron Corp.	98,500	7,243
Royal Dutch Shell PLC, Class A (ADR)	55,000	3,893
Royal Dutch Shell PLC, Class A	41,500	1,463
Exxon Mobil Corp.	60,000	4,598
ConocoPhillips	53,000	3,813
Marathon Oil Corp.	30,000	2,775
Anadarko Petroleum Corp.	50,000	2,176
OAO TMK (GDR)[1,2]	54,359	1,903
		36,912

HEALTH CARE — 4.42%
AstraZeneca PLC (United Kindgom)	95,900	5,152
AstraZeneca PLC (Sweden)	54,700	2,937
Novo Nordisk A/S, Class B	70,000	5,830
Roche Holding AG	30,850	5,532
WellPoint, Inc.[1]	48,860	3,845
UCB NV	49,000	3,359
Medtronic, Inc.	50,000	2,675
Merck & Co., Inc.	20,000	872
		30,202

UTILITIES — 1.63%
Exelon Corp.	75,000	4,642
E.ON AG	19,500	2,645
AES Corp.[1]	79,900	1,761
CLP Holdings Ltd.	150,000	1,109
Hongkong Electric Holdings Ltd.	200,000	980
		11,137

Total common stocks (cost: $519,139,000)		569,585

Bonds & notes — 0.23%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.23%
NTL Cable PLC 9.125% 2016	$1,500	1,592

Total bonds & notes (cost: $1,542,000)		1,592

Short-term securities — 16.01%

Federal Home Loan Bank 5.155% due 3/28/2007	9,400	9,278
Federal Home Loan Bank 5.17% due 2/23/2007[3]	5,800	5,755
Amsterdam Funding Corp 5.25% due 1/4/2007[2]	8,800	8,795
Barton Capital LLC 5.26% due 1/16/2007[2]	5,450	5,437
Société Générale North America, Inc. 5.27% due 2/1/2007	2,000	1,990
Harley-Davidson Funding Corp. 5.26% due 1/29/2007[2]	6,600	6,572
Jupiter Securitization Co., LLC 5.25%-5.26% due 1/8-2/5/2007[2]	5,900	5,881
Stadshypotek Delaware Inc. 5.24% due 1/25-2/2/2007[2]	5,400	5,375
BASF AG 5.23% due 1/12/2007[2]	5,350	5,341
AT&T Inc. 5.32% due 1/2/2007[2]	5,100	5,097
Old Line Funding, LLC 5.26% due 1/12/2007[2]	5,000	4,991
American Honda Finance Corp. 5.23% due 1/22/2007	5,000	4,984
DaimlerChrysler Revolving Auto Conduit LLC 5.28% due 1/23/2007	5,000	4,983
Barclays U.S. Funding Corp. 5.225%-5.25% due 1/29/2007	5,000	4,979
Swedbank Mortgage AB 5.24% due 1/30-2/6/2007	5,000	4,975
BMW U.S. Capital LLC 5.22% due 2/14/2007[2]	5,000	4,968
Liberty Street Funding Corp. 5.26%-5.32% due 1/9/2007[2]	4,750	4,744
Danske Corp. 5.235% due 1/30/2007[2]	4,200	4,182
Allied Irish Banks N.A. Inc. 5.23% due 1/4/2007[2]	3,150	3,148
BP Capital Markets America Inc. 5.22% due 2/5/2007[2]	3,000	2,984
UBS Finance (Delaware) LLC 5.245% due 1/5/2007	2,100	2,098
Siemens Capital Co. LLC 5.28% due 1/18/2007	1,500	1,496
Lloyds Bank PLC 5.25% due 1/29/2007	1,200	1,195

Total short-term securities (cost: $109,251,000)		109,248

Total investment securities (cost: $629,932,000)		680,425
Other assets less liabilities		2,168

Net assets		$682,593

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $70,764,00, which represented 10.37% of the net assets of the fund.
3 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Growth-Income Fund
Investment portfolio

December 31, 2006

Common stocks — 86.41%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.74%
Oracle Corp.[1]	38,605,000	$661,690
Intel Corp.	23,620,000	478,305
Microsoft Corp.	15,635,000	466,861
Cisco Systems, Inc.[1]	16,840,000	460,237
Nokia Corp.	12,775,000	260,921
Nokia Corp. (ADR)	8,000,000	162,560
International Business Machines Corp.	4,200,000	408,030
Hewlett-Packard Co.	7,400,000	304,806
eBay Inc.[1]	9,200,000	276,644
Google Inc., Class A1	430,000	198,006
Texas Instruments Inc.	6,100,000	175,680
Flextronics International Ltd.[1]	13,000,000	149,240
Samsung Electronics Co., Ltd.	205,154	135,298
Maxim Integrated Products, Inc.	4,100,000	125,542
Yahoo! Inc.[1]	4,900,000	125,146
Linear Technology Corp.	3,400,000	103,088
Symantec Corp.[1]	4,600,000	95,910
Taiwan Semiconductor Manufacturing Co. Ltd.	45,853,645	95,001
Seagate Technology	3,300,000	87,450
First Data Corp.	3,350,000	85,492
Xilinx, Inc.	3,200,000	76,192
ASML Holding NV1	3,000,000	74,572
Applied Materials, Inc.	4,000,000	73,800
Automatic Data Processing, Inc.	1,455,000	71,659
Analog Devices, Inc.	1,750,000	57,522
Western Union Co.	2,350,000	52,687
Micron Technology, Inc.[1]	3,500,000	48,860
KLA-Tencor Corp.	950,000	47,263
Dell Inc.[1]	1,500,000	37,635
Advanced Micro Devices, Inc.[1]	1,750,000	35,612
Corning Inc.[1]	1,582,700	29,612
CDW Corp.	350,000	24,612
Jabil Circuit, Inc.	1,000,000	24,550
EMC Corp.[1]	1,475,000	19,470
Solectron Corp.[1]	6,000,000	19,320
Sanmina-SCI Corp.[1]	4,500,000	15,525
Altera Corp.[1]	700,000	13,776
		5,578,574

FINANCIALS — 13.35%
Fannie Mae	9,688,500	$575,400
Citigroup Inc.	10,237,800	570,245
American International Group, Inc.	7,900,000	566,114
Bank of America Corp.	5,380,000	287,238
Capital One Financial Corp.	3,099,900	238,134
J.P. Morgan Chase & Co.	4,147,900	200,344
Freddie Mac	2,265,000	153,793
St. Paul Travelers Companies, Inc.	2,800,000	150,332
Bank of New York Co., Inc.	3,575,000	140,748
Washington Mutual, Inc.	2,440,550	111,021
HSBC Holdings PLC (United Kingdom) (ADR)	1,086,050	99,537
XL Capital Ltd., Class A	1,380,000	99,388
Marsh & McLennan Companies, Inc.	2,955,000	90,600
Wachovia Corp.	1,330,419	75,767
Wells Fargo & Co.	1,840,000	65,430
Genworth Financial, Inc., Class A	1,800,000	61,578
Banco Santander Central Hispano, SA	2,400,000	44,775
Allstate Corp.	635,000	41,345
UnumProvident Corp.	1,000,000	20,780
		3,592,569

HEALTH CARE — 12.40%
Medtronic, Inc.	4,450,000	238,119
Aetna Inc.	5,500,000	237,490
Cardinal Health, Inc.	3,500,000	225,505
WellPoint, Inc.[1]	2,750,000	216,397
Abbott Laboratories	4,290,000	208,966
Bristol-Myers Squibb Co.	7,860,000	206,875
AstraZeneca PLC (ADR)	3,395,150	181,810
AstraZeneca PLC (Sweden)	392,000	21,048
Eli Lilly and Co.	3,735,000	194,593
Amgen Inc.[1]	2,323,100	158,691
Merck & Co., Inc.	3,500,000	152,600
St. Jude Medical, Inc.[1]	4,000,000	146,240
CIGNA Corp.	1,000,000	131,570
Pfizer Inc	5,060,400	131,064
Schering-Plough Corp.	4,994,800	118,077
Roche Holding AG	615,000	110,272
Novo Nordisk A/S, Class B	1,266,500	105,484
Biogen Idec Inc.[1]	1,800,000	88,542
Johnson & Johnson	1,300,000	85,826
Smith & Nephew PLC	7,639,700	79,729
Forest Laboratories, Inc.[1]	1,499,800	75,890
Medco Health Solutions, Inc.[1]	1,400,000	74,816
Boston Scientific Corp.[1]	2,768,324	47,560
Sanofi-Aventis	400,000	36,917
AmerisourceBergen Corp.	600,000	26,976
McKesson Corp.	500,000	25,350
Kinetic Concepts, Inc.[1]	150,000	5,933
FoxHollow Technologies, Inc.[1]	145,000	3,129
		3,335,469

CONSUMER DISCRETIONARY — 10.78%
Lowe’s Companies, Inc.	16,460,000	512,729
Target Corp.	5,750,000	328,038
News Corp., Class A	10,815,200	232,310
Time Warner Inc.	9,500,000	206,910
Carnival Corp., units	3,982,100	195,322
Magna International Inc., Class A	1,913,100	154,100
Carnival PLC	3,000,000	152,019
Harley-Davidson, Inc.	1,850,000	130,370
Walt Disney Co.	3,000,000	102,810
Vivendi SA	2,600,000	101,575
Expedia, Inc.[1]	4,711,476	98,847
General Motors Corp.	2,923,400	89,807
Best Buy Co., Inc.	1,500,000	73,785
XM Satellite Radio Holdings Inc., Class A1	5,100,000	73,695
VF Corp.	800,000	65,664
Ross Stores, Inc.	1,850,000	54,205
Home Depot, Inc.	1,200,000	48,192
Toyota Motor Corp.	700,000	46,824
Gentex Corp.	3,000,000	46,680
Mattel, Inc.	2,000,000	45,320
E.W. Scripps Co., Class A	900,000	44,946
IAC/InterActiveCorp[1]	1,045,000	38,832
Kohl’s Corp.[1]	440,700	30,157
ServiceMaster Co.[1]	2,020,000	26,482
		2,899,619

INDUSTRIALS — 8.83%
General Electric Co.	13,575,000	505,126
Tyco International Ltd.	13,945,300	423,937
United Technologies Corp.	3,950,000	246,954
United Parcel Service, Inc., Class B	3,000,000	224,940
Avery Dennison Corp.	2,815,000	191,223
Norfolk Southern Corp.	3,326,500	167,290
General Dynamics Corp.	2,100,000	156,135
Waste Management, Inc.	2,150,000	79,056
Pitney Bowes Inc.	1,552,200	71,695
Lockheed Martin Corp.	700,000	64,449
Emerson Electric Co.	1,400,000	61,726
Illinois Tool Works Inc.	1,180,600	54,532
Ingersoll-Rand Co. Ltd., Class A	1,290,000	50,478
Allied Waste Industries, Inc.[1]	2,536,800	31,177
Southwest Airlines Co.	1,650,000	25,278
Union Pacific Corp.	150,000	13,803
Siemens AG	70,000	6,940
		2,374,739

ENERGY — 7.01%
Marathon Oil Corp.	3,085,000	285,363
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	141,580
Royal Dutch Shell PLC, Class B (ADR)	1,790,391	127,386
Royal Dutch Shell PLC, Class B	139,816	4,900
Schlumberger Ltd.	4,040,000	255,166
Chevron Corp.	2,563,200	188,472
Petro-Canada	3,760,000	154,165
ConocoPhillips	1,900,000	136,705
Husky Energy Inc.	1,800,000	120,618
Murphy Oil Corp.	2,000,000	101,700
Devon Energy Corp.	1,340,000	89,887
Exxon Mobil Corp.	1,150,000	88,125
EOG Resources, Inc.	1,300,000	81,185
Baker Hughes Inc.	900,000	67,194
Halliburton Co.	780,000	24,219
Transocean Inc.[1]	250,000	20,223
		1,886,888

CONSUMER STAPLES — 5.56%
Altria Group, Inc.	2,975,000	$255,315
Avon Products, Inc.	5,400,000	178,416
Wal-Mart Stores, Inc.	3,470,000	160,245
Coca-Cola Co.	3,000,000	144,750
Walgreen Co.	2,818,800	129,355
Nestlé SA	250,000	88,831
Kraft Foods Inc., Class A	2,400,000	85,680
Wm. Wrigley Jr. Co.	1,650,000	85,338
Sara Lee Corp.	5,000,000	85,150
L’Oréal SA	820,000	82,117
Anheuser-Busch Companies, Inc.	1,335,000	65,682
Kellogg Co.	1,250,000	62,575
PepsiCo, Inc.	870,000	54,418
Kimberly-Clark Corp.	280,000	19,026
		1,496,898

TELECOMMUNICATION SERVICES — 3.94%
AT&T Inc.	6,500,000	232,375
Sprint Nextel Corp., Series 1	11,168,500	210,973
Telephone and Data Systems, Inc., Special Common Shares	1,900,000	94,240
Telephone and Data Systems, Inc.	1,650,000	89,644
BellSouth Corp.	3,550,000	167,241
Qwest Communications International Inc.[1]	12,500,000	104,625
Koninklijke KPN NV	5,129,960	72,896
Verizon Communications Inc.	1,500,000	55,860
Vodafone Group PLC	11,500,000	31,862
		1,059,716

MATERIALS — 1.74%
Air Products and Chemicals, Inc.	2,660,000	186,945
International Paper Co.	1,950,000	66,495
E.I. du Pont de Nemours and Co.	1,300,000	63,323
Sealed Air Corp.	710,000	46,093
Alcoa Inc.	1,500,000	45,015
Weyerhaeuser Co.	525,000	37,091
Bowater Inc.	723,000	16,268
MeadWestvaco Corp.	258,200	7,761
		468,991

UTILITIES — 1.13%
Dominion Resources, Inc.	1,250,000	104,800
Exelon Corp.	1,185,000	73,340
FirstEnergy Corp.	650,000	39,195
Duke Energy Corp.	1,165,000	38,690
FPL Group, Inc.	600,000	32,652
American Electric Power Co., Inc.	345,900	14,728
		303,405

MISCELLANEOUS — 0.93%
Other common stocks in initial period of acquisition		251,180

Total common stocks (cost: $17,848,676,000)		23,248,048

	Principal amount	Market value
Convertible securities — 0.36%	(000)	(000)

INFORMATION TECHNOLOGY — 0.33%
Lucent Technologies Inc. 8.00% convertible notes 2031	$90,123	$90,573

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		7,087

Total convertible securities (cost: $100,077,000)		97,660

Bonds & notes — 0.05%

CONSUMER DISCRETIONARY — 0.05%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	13,367

Total bonds & notes (cost: $12,529,000)		13,367

Short-term securities — 12.97%

Freddie Mac 5.07%-5.17% due 1/9-3/27/2007	373,809	371,327
Federal Home Loan Bank 5.10%-5.18% due 1/3-3/16/2007	301,642	299,697
Variable Funding Capital Corp. 5.23%-5.25% due 1/4-2/2/2007[2]	228,600	228,112
Clipper Receivables Co., LLC 5.23%-5.25% due 1/2-1/31/2007[2]	225,000	224,338
Abbott Laboratories 5.18%-5.24% due 1/2-3/13/2007[2]	220,500	219,162
Procter & Gamble International Funding S.C.A. 5.23%-5.27% due 1/8-2/12/2007[2]	218,200	217,362
Park Avenue Receivables Co., LLC 5.23%-5.25% due 1/11-3/8/2007[2]	129,750	129,106
Jupiter Securitization Co., LLC 5.25%-5.26% due 1/17-1/23/2007[2]	71,345	71,129
Bank of America Corp. 5.24%-5.245% due 2/16-3/13/2007	113,600	112,716
Ranger Funding Co. LLC 5.25% due 1/12-3/1/2007[2]	85,280	84,764
CIT Group, Inc. 5.22%-5.26% due 1/16-3/20/2007[2]	185,400	184,308
CAFCO, LLC 5.25%-5.27% due 1/11-2/15/2007[2]	90,900	90,450
Ciesco LLC 5.25%-5.26% due 1/5-2/7/2007[2]	86,200	85,913
Fannie Mae 5.075%-5.17% due 1/3-3/23/2007	135,250	134,516
Johnson & Johnson 5.18%-5.22% due 1/8-1/19/2007[2]	105,500	105,294
Three Pillars Funding, LLC 5.28%-5.32% due 1/8-1/24/2007[2]	100,000	99,764
International Lease Finance Corp. 5.21%-5.23% due 1/4-2/12/2007	85,700	85,541
IBM Capital Inc. 5.19%-5.24% due 1/25-3/16/2007[2]	76,300	75,799
Coca-Cola Co. 5.18%-5.19% due 1/12-2/16/2007[2]	75,800	75,428
Edison Asset Securitization LLC 5.23%-5.25% due 1/22-3/12/2007[2]	67,900	67,580
AT&T Inc. 5.25%-5.26% due 1/11-1/18/2007[2]	63,700	63,568
Hewlett-Packard Co. 5.24%-5.26% due 1/9-1/30/2007[2]	58,000	57,839
HSBC Finance Corp. 5.21% due 2/12/2007	49,800	49,492
FCAR Owner Trust I 5.26%-5.27% due 1/10-2/14/2007	43,600	43,441
3M Co. 5.19% due 1/26/2007	41,000	40,846
Pfizer Investment Capital PLC 5.20% due 2/7/2007[2]	40,000	39,780
Caterpillar Financial Services Corp. 5.21%-5.23% due 1/5-1/26/2007	38,500	38,412
Tennessee Valley Authority 5.11% due 3/15/2007	36,700	36,301
NetJets Inc. 5.20% due 1/12/2007[2]	30,000	29,948
Harley-Davidson Funding Corp. 5.20%-5.26% due 1/29-2/20/2007[2]	30,000	29,840
Hershey Co. 5.20% due 1/5-2/16/2007[2]	28,200	28,062
Triple-A One Funding Corp. 5.28% due 1/8/2007[2]	20,184	20,160
Concentrate Manufacturing Co. of Ireland 5.20% due 1/8/2007[2]	17,800	17,779
Becton, Dickinson and Co. 5.21% due 2/5/2007	10,000	9,948
International Bank for Reconstruction and Development 5.19% due 1/22/2007	8,900	8,872
Federal Farm Credit Banks 5.10% due 3/14/2007	7,200	7,121
American Express Credit Corp. 5.27% due 1/17/2007	5,500	5,486

Total short-term securities (cost: $3,489,207,000)		3,489,201

Total investment securities (cost: $21,450,489,000)		26,848,276
Other assets less liabilities		56,578

Net assets		$26,904,854

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Security did not produce income during the last 12 months.
2 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,245,485,000, which represented 8.35% of the net assets of the fund.

ADR = American Depositary Receipts

Asset Allocation Fund
Investment portfolio

December 31, 2006

Common stocks — 68.92%	Shares	Market value (000)

FINANCIALS — 12.72%
Fannie Mae	2,820,000	$167,480
Freddie Mac	1,450,000	98,455
State Street Corp.	1,200,000	80,928
J.P. Morgan Chase & Co.	1,500,000	72,450
Citigroup Inc.	1,200,000	66,840
Bank of America Corp.	1,250,000	66,737
Société Générale	375,000	63,628
Allied Irish Banks, PLC	1,815,000	53,881
Mellon Financial Corp.	1,200,000	50,580
Marshall & Ilsley Corp.	1,000,000	48,110
HSBC Holdings PLC (ADR)	500,000	45,825
AMP Ltd.	4,925,000	39,237
Commerce Bancorp, Inc.	1,000,000	35,270
Allstate Corp.	540,000	35,159
T. Rowe Price Group, Inc.	600,000	26,262
Energy XXI Acquisition Corp. (Bermuda) Ltd.[1,2]	1,108,618	5,377
		956,219

INFORMATION TECHNOLOGY — 9.74%
Microsoft Corp.	6,700,000	200,062
Hewlett-Packard Co.	1,500,000	61,785
Nokia Corp. (ADR)	3,000,000	60,960
International Business Machines Corp.	600,000	58,290
Cisco Systems, Inc.[2]	2,000,000	54,660
Oracle Corp.[2]	3,000,000	51,420
Intel Corp.	2,500,000	50,625
Applied Materials, Inc.	2,500,000	46,125
Symantec Corp.[2]	2,000,000	41,700
Yahoo! Inc.[2]	1,500,000	38,310
Avnet, Inc.[2]	1,400,000	35,742
CDW Corp.	300,000	21,096
DataPath, Inc.[1,2]	1,193,063	11,334
		732,109

ENERGY — 9.60%
Suncor Energy Inc.	1,960,829	154,546
Schlumberger Ltd.	2,059,800	130,097
Chevron Corp.	1,234,328	90,760
Petro-Canada	2,150,000	88,153
Marathon Oil Corp.	600,000	55,500
Rosetta Resources Inc.[1,2,3]	2,970,000	55,450
Cameco Corp.	1,200,000	48,635
Royal Dutch Shell PLC, Class A (ADR)	600,000	42,474
Arch Coal, Inc.	1,000,000	30,030
CONSOL Energy Inc.	395,000	12,691
Murphy Oil Corp.	200,000	10,170
CNX Gas Corp.[1,2]	125,000	3,187
		721,693

HEALTH CARE — 8.93%
Medtronic, Inc.	2,450,000	131,099
Endo Pharmaceuticals Holdings Inc.[2]	2,500,000	68,950
Cardinal Health, Inc.	1,000,000	64,430
Eli Lilly and Co.	1,200,000	62,520
Roche Holding AG	300,000	53,791
Bristol-Myers Squibb Co.	2,000,000	52,640
Pfizer Inc	2,000,000	51,800
AstraZeneca PLC (ADR)	700,000	37,485
AstraZeneca PLC (Sweden)	106,000	5,691
CIGNA Corp.	300,000	39,471
Abbott Laboratories	750,000	36,533
Amgen Inc.[2]	500,000	34,155
Johnson & Johnson	500,000	33,010
		671,575

CONSUMER DISCRETIONARY — 6.70%
Lowe’s Companies, Inc.	3,810,000	118,681
Johnson Controls, Inc.	800,000	68,736
Target Corp.	1,150,000	65,608
Kohl’s Corp.[2]	900,000	61,587
Carnival Corp., units	1,200,000	58,860
Toyota Motor Corp.	800,000	53,513
Best Buy Co., Inc.	705,350	34,696
Magna International Inc., Class A	320,000	25,776
Harrah’s Entertainment, Inc.	191,100	15,808
		503,265

INDUSTRIALS — 6.50%
Boeing Co.	1,550,000	137,702
General Electric Co.	1,700,000	63,257
Deere & Co.	640,000	60,845
Raytheon Co.	1,040,000	54,912
UAL Corp.[2]	1,002,469	44,109
Mitsubishi Corp.	2,000,000	37,647
AMR Corp.[2]	1,000,000	30,230
Burlington Northern Santa Fe Corp.	400,000	29,524
Grafton Group PLC, units[2]	1,760,000	29,398
DigitalGlobe Inc.[1,2,4]	1,225,858	1,226
Delta Air Lines, Inc.[2]	48,101	63
		488,913

MATERIALS — 5.79%
Newmont Mining Corp.	2,165,000	97,750
BHP Billiton Ltd.	4,615,000	92,100
Sealed Air Corp.	1,000,000	64,920
Alcoa Inc.	2,000,000	60,020
E.I. du Pont de Nemours and Co.	1,000,000	48,710
Rio Tinto PLC	715,000	38,051
Weyerhaeuser Co.	480,000	33,912
		435,463

CONSUMER STAPLES — 5.05%
Altria Group, Inc.	2,300,000	197,386
C&C Group PLC	4,276,205	75,885
PepsiCo, Inc.	600,000	37,530
General Mills, Inc.	600,000	34,560
Walgreen Co.	750,000	34,418
		379,779

TELECOMMUNICATION SERVICES — 1.89%
Telephone and Data Systems, Inc.	575,000	31,240
Telephone and Data Systems, Inc., Special Common Shares	575,000	28,520
Verizon Communications Inc.	1,200,000	44,688
Sprint Nextel Corp., Series 1	2,000,000	37,780
		142,228

UTILITIES — 1.01%
Reliant Energy, Inc.[2]	4,000,000	56,840
KGen Power Corp.[1,2,4]	1,339,516	18,753
		75,593

MISCELLANEOUS — 0.99%
Other common stocks in initial period of acquisition		74,238

Total common stocks (cost: $3,901,410,000)		5,181,075

Preferred stocks — 0.21%

FINANCIALS — 0.21%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[5]	4,925,000	5,011
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[1,5]	3,905,000	3,978
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,5]	2,250,000	2,354
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,5]	250,000	265
BNP Paribas 5.186% noncumulative[1,5]	2,500,000	2,404
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	60,000	1,578

Total preferred stocks (cost: $14,987,000)		15,590

Rights & warrants — 0.01%

INDUSTRIALS — 0.01%
Raytheon Co., warrants, expire 2011[2]	35,727	640

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	2,250	—

Total rights & warrants (cost: $559,000)		640

	Principal amount	Market value
Bonds & notes — 20.16%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS[6]— 6.17%
Freddie Mac 6.50% 2016	$1,034	$1,057
Freddie Mac 5.00% 2018	2,608	2,569
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	1,012	1,048
Freddie Mac 4.789% 2035[5]	8,283	8,168
Freddie Mac 5.00% 2035	3,391	3,274
Freddie Mac 5.77% 2036[5]	5,458	5,452
Freddie Mac 6.00% 2036	70,105	70,620
Freddie Mac, Series 3233, Class PA, 6.00% 2036	6,426	6,519
Fannie Mae 7.00% 2009	31	32
Fannie Mae 4.89% 2012	10,000	9,840
Fannie Mae 4.00% 2015	7,202	6,882
Fannie Mae 5.50% 2017	2,945	2,954
Fannie Mae 5.00% 2018	7,405	7,304
Fannie Mae 6.00% 2021	700	710
Fannie Mae 6.00% 2021	495	502
Fannie Mae 7.00% 2032	630	650
Fannie Mae 5.50% 2033	6,215	6,158
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	977	731
Fannie Mae 5.50% 2036	4,729	4,674
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,628	3,693
Fannie Mae 6.50% 2036	3,787	3,859
Fannie Mae 5.50% 2037	10,000	9,884
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	941	967
Government National Mortgage Assn. 8.50% 2021	75	82
Government National Mortgage Assn. 4.00% 2035[5]	4,802	4,731
Government National Mortgage Assn. 4.00% 2035[5]	1,534	1,508
Government National Mortgage Assn. 4.00% 2035[5]	1,361	1,337
Government National Mortgage Assn. 5.50% 2036	18,124	17,994
Government National Mortgage Assn. 6.00% 2036	14,609	14,784
Government National Mortgage Assn. 6.00% 2036	7,841	7,935
Government National Mortgage Assn. 6.00% 2036	4,975	5,035
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	2,111	2,062
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.661% 2034[5]	1,334	1,321
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,250	3,267
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,090	2,083
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	1,419	1,425
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,000	8,274
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	2,000	2,000
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,216
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.961% 2036[5]	5,486	5,499
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.963% 2036[5]	9,244	9,267
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[5]	7,193	7,207
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	4,080	3,985
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	8,774	8,793
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.272% 2036[5]	6,315	6,402
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,933	3,772
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,569	7,459
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	7,429	7,422
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	6,745	6,588
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	11,737	11,720
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,709
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.688% 2033[5]	757	748
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.129% 2034[5]	4,063	4,054
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.675% 2035[5]	7,999	7,938
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.961% 2036[5]	898	904
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.333% 2037[5]	12,000	12,058
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,984	6,991
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,827
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[5]	996	973
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	2,063	2,041
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.564% 2034[5]	3,605	3,548
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1]	3,800	3,782
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1]	1,800	1,796
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1]	700	698
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,048
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	5,000	5,195
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,013
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044	2,000	1,996
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,623
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]	4,000	4,030
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1]	335	335
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1]	335	335
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1]	335	335
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1]	335	335
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	5,207	5,081
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.232% 2034[5]	2,768	2,710
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[5]	2,381	2,349
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	5,000	5,036
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	4,664	4,650
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.924% 2036[5]	4,554	4,575
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031	4,130	4,159
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,946	3,935
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	4,000	3,931
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]	2,000	2,010
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]	1,460	1,486
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,490
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,317	2,346
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]	1,844	2,029
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	2,000	1,948
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,970	1,925
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,623	1,591
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	1,512	1,494
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,025	1,084
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,059
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[1,5]	545	547
		463,462

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 4.59%
U.S. Treasury 3.375% 2008	6,500	6,334
U.S. Treasury 5.625% 2008	5,000	5,046
U.S. Treasury 3.875% 2010	164,000	159,452
U.S. Treasury 5.75% 2010	2,500	2,587
U.S. Treasury 4.25% 2013	21,000	20,478
U.S. Treasury 7.25% 2016	2,000	2,378
U.S. Treasury 9.25% 2016	5,000	6,663
U.S. Treasury 8.875% 2017	20,000	26,762
U.S. Treasury 7.875% 2021	12,000	15,624
U.S. Treasury 5.25% 2029	35,000	36,728
Federal Home Loan Bank 5.125% 2013	30,000	30,186
Federal Home Loan Bank 5.625% 2016	8,625	8,880
Fannie Mae 5.25% 2012	10,000	10,057
Fannie Mae 6.25% 2029	5,375	6,122
Freddie Mac 3.625% 2008	4,750	4,640
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	2,962
		344,899

CONSUMER DISCRETIONARY — 2.16%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,250	6,523
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	2,750	2,884
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	2,240	2,310
General Motors Corp. 7.20% 2011	1,865	1,814
General Motors Corp. 7.125% 2013	5,380	5,084
General Motors Corp. 7.70% 2016	2,875	2,717
Comcast Cable Communications, Inc. 6.875% 2009	4,000	4,140
Comcast Corp. 5.85% 2015	2,000	2,006
Cox Communications, Inc. 7.875% 2009	4,000	4,236
LBI Media, Inc. 10.125% 2012	3,900	4,158
Pulte Homes, Inc. 4.875% 2009	3,000	2,956
Pulte Homes, Inc. 7.875% 2011	1,000	1,084
Fisher Communications, Inc. 8.625% 2014	3,750	3,994
Technical Olympic USA, Inc. 9.00% 2010	585	579
Technical Olympic USA, Inc. 10.375% 2012	3,665	3,317
CanWest Media Inc., Series B, 8.00% 2012	3,687	3,867
American Media Operations, Inc., Series B, 10.25% 2009	2,325	2,258
American Media Operations, Inc. 8.875% 2011	1,715	1,574
Michaels Stores, Inc., Term Loan B, 8.375% 2013[5,6]	979	989
Michaels Stores, Inc. 10.00% 2014[1]	2,475	2,586
AOL Time Warner Inc. 7.625% 2031	3,125	3,501
MGM MIRAGE 6.00% 2009	1,575	1,579
MGM MIRAGE 6.75% 2013	870	855
MGM MIRAGE 6.625% 2015	925	886
William Lyon Homes, Inc. 10.75% 2013	2,500	2,394
William Lyon Homes, Inc. 7.50% 2014	1,000	837
Young Broadcasting Inc. 10.00% 2011	3,367	3,215
Neiman Marcus Group, Inc. 9.00% 2015[7]	2,900	3,179
Seneca Gaming Corp. 7.25% 2012	2,100	2,147
Seneca Gaming Corp. 7.25% 2012	950	971
Cablevision Systems Corp., Series B, 8.00% 2012	3,150	3,111
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,100	3,096
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	3,096
Tenneco Automotive Inc. 8.625% 2014	2,990	3,065
Radio One, Inc., Series B, 8.875% 2011	1,935	2,008
Radio One, Inc. 6.375% 2013	950	893
Riddell Bell Holdings Inc. 8.375% 2012	2,925	2,874
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,650	2,756
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	1,499
K. Hovnanian Enterprises, Inc. 7.75% 2013	1,250	1,253
Warner Music Group 7.375% 2014	2,500	2,487
Cinemark USA, Inc. 9.00% 2013	2,325	2,476
Linens ’n Things, Inc. 10.999% 2014[5]	2,500	2,437
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,421
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	2,375	2,387
NTL Cable PLC 8.75% 2014	2,250	2,365
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,337
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[1]	2,250	2,289
Goodyear Tire & Rubber Co. 8.625% 2011[1]	2,175	2,257
WDAC Intermediate Corp. 8.375% 2014[1]	1,675	1,732
WDAC Intermediate Corp. 8.50% 2014	€375	524
Vidéotron Ltée 6.875% 2014	$1,225	1,239
Vidéotron Ltée 6.375% 2015	1,000	983
Burlington Coat Factory Warehouse Corp. 11.125% 2014[1]	2,250	2,205
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,038
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,071
Grupo Posadas, SA de CV 8.75% 2011[1]	2,000	2,105
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,098
Gaylord Entertainment Co. 8.00% 2013	2,000	2,085
Sun Media Corp. 7.625% 2013	2,000	2,038
Sealy Mattress Co. 8.25% 2014	1,800	1,890
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,811
Mohegan Tribal Gaming Authority 6.375% 2009	1,280	1,286
Mohegan Tribal Gaming Authority 7.125% 2014	500	509
Education Management LLC and Education Management Finance Corp. 10.25% 2016[1]	1,625	1,727
Meritage Homes Corp. 6.25% 2015	1,725	1,647
Aztar Corp. 7.875% 2014	1,500	1,637
Hanesbrands Inc. 8.734% 2014[1,5]	1,590	1,626
AMC Entertainment Inc. 9.50% 2011	1,080	1,089
AMC Entertainment Inc. 9.875% 2012	500	528
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[1]	1,475	1,510
WCI Communities, Inc. 9.125% 2012	1,500	1,436
Iesy Repository GmbH 10.125% 2015	€1,000	1,369
News America Inc. 5.30% 2014	$1,165	1,147
Delphi Corp. 6.50% 2013[8]	985	1,074
Boyd Gaming Corp. 7.75% 2012	1,000	1,039
Carmike Cinemas, Inc., Term Loan B, 8.60% 2012[5,6]	473	480
Stoneridge, Inc. 11.50% 2012	2	2
		162,672

FINANCIALS — 1.46%
UniCredito Italiano SpA 5.584% 2017[1,5]	3,500	3,523
HVB Funding Trust I 8.741% 2031[1]	900	1,144
HVB Funding Trust III 9.00% 2031[1]	1,600	2,087
HBOS PLC, Series B, 5.92% (undated)[1,5]	6,500	6,387
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,003
Prudential Holdings, LLC, Series C, 8.695% 2023[1,6]	3,000	3,677
International Lease Finance Corp. 4.35% 2008	1,500	1,475
International Lease Finance Corp. 4.50% 2008	2,000	1,974
International Lease Finance Corp. 5.00% 2012	1,500	1,471
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,907
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,973
Washington Mutual, Inc. 5.25% 2017	2,000	1,932
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,5]	2,500	2,480
BOI Capital Funding (No. 2) LP 5.571% (undated)[1,5]	4,500	4,403
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,5]	1,780	1,743
Sumitomo Mitsui Banking Corp. 6.078% (undated)[1,5]	2,600	2,590
iStar Financial, Inc. 6.05% 2015	4,000	4,029
Residential Capital Corp. 6.375% 2010	1,000	1,012
Residential Capital Corp. 6.00% 2011	3,000	2,997
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	4,000	4,007
Lincoln National Corp. 7.00% 2066[5]	3,515	3,732
AXA SA 6.379% (undated)[1,5]	3,650	3,616
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]	3,500	3,379
Liberty Mutual Group Inc. 6.50% 2035[1]	1,335	1,305
Liberty Mutual Group Inc. 7.50% 2036[1]	1,750	1,921
EOP Operating LP 7.75% 2007	1,000	1,021
EOP Operating LP 4.65% 2010	1,000	994
EOP Operating LP 7.25% 2018	1,000	1,197
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,5]	3,100	3,012
Plum Creek Timberlands, LP 5.875% 2015	3,000	2,953
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	2,560	2,778
ACE Capital Trust II 9.70% 2030	2,000	2,749
E*TRADE Financial Corp. 7.875% 2015	2,560	2,733
CNA Financial Corp. 7.25% 2023	2,425	2,636
PNC Funding Corp., Series I, 6.517% (undated)[1,5]	2,200	2,240
FelCor Lodging LP 8.50% 2011[5]	2,072	2,217
Rouse Co. 6.75% 2013[1]	2,175	2,195
Simon Property Group, LP 5.875% 2017	2,000	2,041
National Westminster Bank PLC 7.75% (undated)[5]	2,000	2,027
Ford Motor Credit Co. 7.375% 2011	2,000	1,982
St. Paul Travelers Companies, Inc. 6.25% 2016	1,800	1,893
Assurant, Inc. 5.625% 2014	1,500	1,498
Hospitality Properties Trust 6.75% 2013	1,000	1,048
Brandywine Operating Partnership, LP 5.75% 2012	1,000	1,008
Federal Realty Investment Trust 6.125% 2007	1,000	1,004
ProLogis 5.625% 2015	1,000	997
Resona Bank, Ltd. 5.85% (undated)[1,5]	1,000	978
Lazard Group LLC 7.125% 2015	880	913
Standard Chartered PLC 6.409% (undated)[1]	100	99
		109,980

INDUSTRIALS — 1.07%
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[6]	188	189
United Air Lines, Inc., Series 1995-A1, 9.02% 2012[6,8]	809	462
UAL Corp., Term Loan B, 9.123% 2012[5,6]	3,700	3,728
UAL Corp., Term Loan B, 9.123% 2012[5,6]	530	534
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[6]	429	436
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,8]	2,081	1,167
Allied Waste North America, Inc. 8.50% 2008	875	924
Allied Waste North America, Inc., Series B, 5.75% 2011	750	729
Allied Waste North America, Inc., Series B, 6.125% 2014	750	716
Allied Waste North America, Inc., Series B, 7.375% 2014	3,890	3,890
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,6]	4,314	4,462
DRS Technologies, Inc. 6.875% 2013	2,100	2,126
DRS Technologies, Inc. 6.625% 2016	850	861
DRS Technologies, Inc. 7.625% 2018	1,025	1,061
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[1]	2,250	2,450
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,9]	1,800	1,249
THL Buildco, Inc. 8.50% 2014	3,730	3,674
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[5,6]	1,130	1,138
Northwest Airlines, Inc., Term Loan A, 7.116% 2018[5,6]	2,350	2,350
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,028	3,225
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,210	3,170
TFM, SA de CV 9.375% 2012	2,500	2,681
TFM, SA de CV 12.50% 2012	435	472
K&F Industries, Inc. 7.75% 2014	2,975	3,079
Raytheon Co. 4.85% 2011	3,000	2,954
Argo-Tech Corp. 9.25% 2011	2,285	2,479
CCMG Acquisition Corp. 10.50% 2016[1]	2,125	2,348
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[6]	743	767
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[6]	404	412
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[6]	1,112	1,157
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[6]	1,490	1,629
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[6]	706	691
Williams Scotsman, Inc. 8.50% 2015	2,200	2,307
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	2,167	2,286
Waste Management, Inc. 6.875% 2009	2,000	2,069
General Electric Capital Corp., Series A, 5.00% 2007	2,000	1,998
USG Corp. 6.30% 2016[1]	2,000	1,986
Standard Aero Holdings, Inc. 8.25% 2014	1,950	1,979
UCAR Finance Inc. 10.25% 2012	1,850	1,959
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,737
Accuride Corp. 8.50% 2015	1,740	1,683
Ashtead Group PLC 8.625% 2015[1]	550	575
Ashtead Capital, Inc. 9.00% 2016[1]	900	967
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[5,6]	1,125	1,136
Mobile Storage Group, Inc. 9.75% 2014[1]	1,025	1,076
General Dynamics Corp. 4.50% 2010	1,000	980
ACIH, Inc. 0%/11.50% 2012[1,9]	1,060	737
		80,685

TELECOMMUNICATION SERVICES — 0.83%
American Tower Corp. 7.125% 2012	7,840	8,095
American Tower Corp. 7.50% 2012	250	260
Dobson Cellular Systems, Inc. 8.375% 2011[1]	1,500	1,588
American Cellular Corp., Series B, 10.00% 2011	2,250	2,391
Dobson Cellular Systems, Inc. 9.875% 2012	1,250	1,369
Dobson Communications Corp. 8.875% 2013	1,750	1,792
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,597
Centennial Communications Corp. 11.122% 2013[5]	1,000	1,062
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	3,600	3,712
Windstream Corp. 8.125% 2013[1]	4,325	4,703
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,290	1,395
Triton PCS, Inc. 8.50% 2013	5,800	5,582
Intelsat (Bermuda), Ltd. 8.25% 2013	2,880	2,938
Intelsat PanAmSat Opco 9.00% 2016[1]	1,750	1,862
Qwest Capital Funding, Inc. 7.25% 2011	2,550	2,617
Qwest Communications International Inc., Series B, 7.50% 2014	1,500	1,552
Cricket Communications, Inc. 9.375% 2014[1]	3,125	3,312
Nextel Communications, Inc., Series E, 6.875% 2013	3,250	3,287
SBC Communications Inc. 4.125% 2009	2,250	2,187
SBC Communications Inc. 5.10% 2014	1,125	1,094
BellSouth Corp. 4.20% 2009	3,000	2,918
Rural Cellular Corp. 9.75% 2010	1,500	1,549
Rural Cellular Corp. 11.121% 2012[5]	1,300	1,362
Millicom International Cellular SA 10.00% 2013	2,010	2,201
Hawaiian Telcom Communications, Inc. 9.75% 2013	1,720	1,733
Hawaiian Telcom Communications, Inc. 10.889% 2013[5]	175	176
		62,334

MATERIALS — 0.69%
JSG Funding PLC 9.625% 2012	1,565	1,667
JSG Holdings PLC 11.50% 2015[7]	€3,285	4,406
C10 Capital (SPV) Ltd. 6.722% (undated)[1,5]	$5,585	5,596
Building Materials Corp. of America, Series B, 8.00% 2007	250	255
Building Materials Corp. of America 8.00% 2008	420	440
Building Materials Corp. of America 7.75% 2014	2,950	2,684
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	3,005	2,922
Covalence Specialty Materials Corp. 10.25% 2016[1]	3,175	2,921
Plastipak Holdings, Inc. 8.50% 2015[1]	2,750	2,874
Owens-Illinois, Inc. 7.35% 2008	750	758
Owens-Brockway Glass Container Inc. 7.75% 2011	2,000	2,065
Georgia Gulf Corp. 9.50% 2014[1]	2,025	1,984
Georgia Gulf Corp. 10.75% 2016[1]	850	820
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	892
Stone Container Corp. 8.375% 2012	500	492
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,370
Momentive Performance Materials Inc. 9.75% 2014[1]	2,500	2,512
Ainsworth Lumber Co. Ltd. 7.25% 2012	2,100	1,664
Ainsworth Lumber Co. Ltd. 6.75% 2014	875	669
Associated Materials Inc. 9.75% 2012	1,020	1,056
AMH Holdings, Inc. 0%/11.25% 2014[9]	1,860	1,265
Nalco Co. 7.75% 2011	1,190	1,223
Nalco Co. 8.875% 2013	1,000	1,064
Equistar Chemicals, LP 10.125% 2008	2,100	2,242
Stora Enso Oyj 7.25% 2036[1]	2,000	2,103
FMG Finance Pty Ltd. 10.625% 2016[1]	1,750	1,886
Graphic Packaging International, Inc. 8.50% 2011	1,250	1,300
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,180
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[6]	1,560	1,171
		51,481

ASSET-BACKED OBLIGATIONS[6]— 0.65%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 5.48% 2013[5]	9,860	9,852
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[1]	6,860	6,722
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 6.10% 2034[5]	5,000	5,046
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.65% 2019[1,5]	3,667	3,668
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]	505	496
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]	2,716	2,686
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.58% 2035[5]	3,116	3,117
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009	3,000	2,999
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,516	2,475
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]	323	318
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[1]	1,457	1,432
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]	700	703
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[5]	2,000	2,015
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,727
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[1]	1,500	1,509
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	1,418	1,409
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]	1,000	1,008
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	750	742
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.75% 2034[5]	670	673
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	189	189
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,8]	5,000	137
		48,923

ENERGY — 0.56%
Northwest Pipeline Corp. 8.125% 2010	1,850	1,936
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	250	258
Transcontinental Gas Pipe Line Corp. 6.40% 2016	175	178
Williams Partners LP 7.25% 2017[1]	675	692
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,632
Williams Companies, Inc. 8.75% 2032	2,585	2,934
Newfield Exploration Co. 6.625% 2014	1,225	1,231
Newfield Exploration Co. 6.625% 2016	3,925	3,925
Energy Transfer Partners, LP 5.95% 2015	2,500	2,518
Energy Transfer Partners, LP 6.125% 2017	2,500	2,540
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,6]	5,000	4,817
Pogo Producing Co. 7.875% 2013	2,075	2,117
Pogo Producing Co. 6.625% 2015	150	144
Pogo Producing Co. 6.875% 2017	1,750	1,680
Drummond Co., Inc. 7.375% 2016[1]	3,600	3,546
El Paso Corp. 6.375% 2009	625	634
El Paso Corp. 7.75% 2010	525	558
El Paso Energy Corp. 7.375% 2012	1,245	1,317
El Paso Corp. 7.875% 2012	625	673
Enterprise Products Operating LP 6.875% 2033	2,600	2,723
Encore Acquisition Co. 6.00% 2015	2,000	1,835
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,346	1,502
International Coal Group, Inc. 10.25% 2014	1,250	1,256
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	1,050	1,025
Teekay Shipping Corp. 8.875% 2011	625	674
		42,345

UTILITIES — 0.55%
Edison Mission Energy 7.73% 2009	6,750	7,020
Edison Mission Energy 7.50% 2013	3,725	3,911
Midwest Generation, LLC, Series B, 8.56% 2016[6]	3,214	3,545
NRG Energy, Inc. 7.25% 2014	2,250	2,273
NRG Energy, Inc. 7.375% 2016	2,125	2,141
Exelon Corp. 4.45% 2010	1,500	1,452
Exelon Generation Co., LLC 6.95% 2011	1,680	1,772
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036	375	366
MidAmerican Energy Holdings Co. 6.125% 2036	3,000	3,034
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,148
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	1,089	1,182
Sierra Pacific Resources 8.625% 2014	550	593
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[1]	2,500	2,522
AES Corp. 9.375% 2010	112	122
AES Corp. 8.75% 2013[1]	2,200	2,368
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,6]	1,500	1,516
Scottish Power PLC 5.375% 2015	1,500	1,483
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,450
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,378
Electricidad de Caracas Finance BV 10.25% 2014[1]	1,280	1,334
PSEG Energy Holdings Inc. 8.625% 2008	725	747
		41,357

INFORMATION TECHNOLOGY — 0.50%
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	5,105	5,146
Electronic Data Systems Corp. 7.45% 2029	1,885	2,068
Sanmina-SCI Corp. 8.125% 2016	5,500	5,349
Hughes Communications, Inc. 9.50% 2014	4,550	4,772
SunGard Data Systems Inc. 9.125% 2013	3,380	3,566
NXP BV and NXP Funding LLC 7.875% 2014[1]	1,650	1,714
NXP BV and NXP Funding LLC 9.50% 2015[1]	1,650	1,699
Serena Software, Inc. 10.375% 2016	2,730	2,911
Sensata Technologies BV 8.25% 2014[1,5]	3,010	2,905
Celestica Inc. 7.875% 2011	1,655	1,647
Celestica Inc. 7.625% 2013	1,145	1,122
Iron Mountain Inc. 7.75% 2015	1,590	1,630
Iron Mountain Inc. 6.625% 2016	980	946
Cisco Systems, Inc. 5.25% 2011	2,375	2,383
		37,858

HEALTH CARE — 0.47%
Cardinal Health, Inc. 5.80% 2016[1]	4,250	4,248
Cardinal Health, Inc. 5.85% 2017	3,000	2,989
Tenet Healthcare Corp. 6.375% 2011	3,725	3,427
Tenet Healthcare Corp. 7.375% 2013	2,090	1,931
Tenet Healthcare Corp. 9.25% 2015	725	729
HCA Inc., Term Loan B, 8.114% 2013[5,6]	2,650	2,690
HCA Inc. 9.125% 2014[1]	500	536
HCA Inc. 9.25% 2016[1]	875	939
HCA Inc. 9.625% 2016[1,7]	875	943
HealthSouth Corp. 10.75% 2016[1]	3,775	4,082
Concentra Operating Corp. 9.50% 2010	2,750	2,901
Warner Chilcott Corp. 8.75% 2015	2,496	2,571
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,392
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	2,040	2,218
Select Medical Corp. 7.625% 2015	1,650	1,378
Accellent Inc. 10.50% 2013	1,190	1,240
		35,214

CONSUMER STAPLES — 0.31%
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	4,670	4,857
SUPERVALU INC., Term Loan B, 7.10% 2012[5,6]	746	750
Albertson’s, Inc. 8.00% 2031	2,500	2,548
Stater Bros. Holdings Inc. 8.125% 2012	3,200	3,264
Vitamin Shoppe 12.874% 2012[5]	2,380	2,499
Rite Aid Corp. 6.125% 2008[1]	2,125	2,106
Dole Food Co., Inc. 7.25% 2010	1,000	958
Dole Food Co., Inc. 8.875% 2011	1,160	1,148
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,701
Tyson Foods, Inc. 6.85% 2016[5]	1,600	1,651
Playtex Products, Inc. 8.00% 2011	1,500	1,575
		23,057

NON-U.S. GOVERNMENT BONDS & NOTES — 0.15%
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	1,000
Indonesia (Republic of) 12.80% 2021	10,405,000	1,366
Indonesia (Republic of) 12.90% 2022	2,241,000	296
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP16,250	2,618
Argentina (Republic of) 0% 2035	$19,550	2,610
United Mexican States Government, Series M20, 10.00% 2024	MXP22,500	2,587
Colombia (Republic of) Global 12.00% 2015	COP1,990,000	1,058
		11,535

Total bonds & notes (cost: $1,510,992,000)		1,515,802

Short-term securities — 10.37%

Variable Funding Capital Corp. 5.23%-5.235% due 1/5-1/18/2007[1]	80,900	80,761
Procter & Gamble International Funding S.C.A. 5.22%-5.26% due 1/2-2/13/2007[1]	70,000	69,832
NetJets Inc. 5.19%-5.23% due 1/17-2/23/2007[1]	70,000	69,647
International Lease Finance Corp. 5.22%-5.225% due 2/1-2/12/2007	70,000	69,627
CAFCO, LLC 5.25%-5.30% due 1/2-1/29/2007[1]	40,600	40,510
Ciesco LLC 5.26% due 2/7/2007[1]	14,000	13,922
Johnson & Johnson 5.18%-5.20% due 1/18-1/19/2007[1]	50,000	49,868
3M Co. 5.19% due 1/31/2007	50,000	49,776
Caterpillar Financial Services Corp. 5.22% due 3/19/2007	50,000	49,445
Hershey Co. 5.19%-5.20% due 1/12-1/23/2007[1]	45,700	45,604
IBM Capital Inc. 5.19% due 3/7/2007[1]	35,000	34,672
Clipper Receivables Co., LLC 5.23%-5.29% due 1/8/2007[1]	30,500	30,464
Harvard University 5.21% due 1/4/2007	29,700	29,683
Bank of America Corp. 5.23% due 2/28/2007	20,000	19,833
Bank of America Corp. 5.25% due 2/22/2007[10]	6,500	6,453
Jupiter Securitization Co., LLC 5.26%-5.29% due 1/17/2007[1]	25,000	24,938
Triple-A One Funding Corp. 5.26% due 1/19/2007[1]	25,000	24,931
Harley-Davidson Funding Corp. 5.21% due 2/16/2007[1,10]	14,200	14,107
Harley-Davidson Funding Corp. 5.20% due 1/16/2007[1]	10,000	9,977
CIT Group, Inc. 5.25% due 2/21/2007[1]	20,000	19,857
Abbott Laboratories 5.20%-5.23% due 1/9-2/6/2007[1]	11,200	11,157
Emerson Electric Co. 5.24% due 1/22/2007[1]	7,900	7,875
Federal Home Loan Bank 5.175% due 2/28/2007	6,500	6,442

Total short-term securities (cost: $779,313,000)		779,381

Total investment securities (cost: $6,207,261,000)		7,492,488
Other assets less liabilities		24,978

Net assets		$7,517,466

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
1Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $840,525,000, which represented 11.18% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $19,979,000.
5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts

Asset Allocation Fund

Summary investment portfolio, December 31, 2006

LARGEST INDIVIDUAL EQUITY SECURITIES	Percent of net assets

Microsoft	2.7%
Altria Group	2.6
Fannie Mae	2.2
Suncor Energy	2.1
Boeing	1.8
Medtronic	1.7
Schlumberger	1.7
Lowe's Companies	1.6
Freddie Mac	1.3
Newmont Mining	1.3

	Shares	Market	Percent
		value	of net
Common stocks - 68.92%		(000)	assets

Financials - 12.72%
Fannie Mae	2,820,000	$167,480	2.23%
Freddie Mac	1,450,000	98,455	1.31
State Street Corp.	1,200,000	80,928	1.08
J.P. Morgan Chase & Co.	1,500,000	72,450.96
Citigroup Inc.	1,200,000	66,840.89
Bank of America Corp.	1,250,000	66,737.89
Société Générale	375,000	63,628.84
Allied Irish Banks, PLC	1,815,000	53,881.72
Other securities		285,820	3.80
		956,219	12.72

Information technology - 9.74%
Microsoft Corp.	6,700,000	200,062	2.66
Hewlett-Packard Co.	1,500,000	61,785.82
Nokia Corp. (ADR)	3,000,000	60,960.81
International Business Machines Corp.	600,000	58,290.78
Cisco Systems, Inc. (1)	2,000,000	54,660.73
Oracle Corp. (1)	3,000,000	51,420.68
Other securities		244,932	3.26
		732,109	9.74

Energy - 9.60%
Suncor Energy Inc.	1,960,829	154,546	2.06
Schlumberger Ltd.	2,059,800	130,097	1.73
Chevron Corp.	1,234,328	90,760	1.21
Petro-Canada	2,150,000	88,153	1.17
Marathon Oil Corp.	600,000	55,500.74
Rosetta Resources Inc. (1) (2)	2,970,000	55,450.74
Other securities		147,187	1.95
		721,693	9.60

Health care - 8.93%
Medtronic, Inc.	2,450,000	131,099	1.74
Endo Pharmaceuticals Holdings Inc. (1)	2,500,000	68,950.92
Cardinal Health, Inc.	1,000,000	64,430.86
Eli Lilly and Co.	1,200,000	62,520.83
Roche Holding AG	300,000	53,791.71
Bristol-Myers Squibb Co.	2,000,000	52,640.70
Pfizer Inc	2,000,000	51,800.69
Johnson & Johnson	500,000	33,010.44
Other securities		153,335	2.04
		671,575	8.93

Consumer discretionary - 6.70%
Lowe's Companies, Inc.	3,810,000	118,681	1.58
Johnson Controls, Inc.	800,000	68,736.92
Target Corp.	1,150,000	65,608.87
Kohl's Corp. (1)	900,000	61,587.82
Carnival Corp., units	1,200,000	58,860.78
Toyota Motor Corp.	800,000	53,513.71
Other securities		76,280	1.02
		503,265	6.70

Industrials - 6.50%
Boeing Co.	1,550,000	137,702	1.83
General Electric Co.	1,700,000	63,257.84
Deere & Co.	640,000	60,845.81
Raytheon Co.	1,040,000	54,912.73
Other securities		172,197	2.29
		488,913	6.50

Materials - 5.79%
Newmont Mining Corp.	2,165,000	97,750	1.30
BHP Billiton Ltd.	4,615,000	92,100	1.22
Sealed Air Corp.	1,000,000	64,920.86
Alcoa Inc.	2,000,000	60,020.80
Other securities		120,673	1.61
		435,463	5.79

Consumer staples - 5.05%
Altria Group, Inc.	2,300,000	197,386	2.63
C&C Group PLC	4,276,205	75,885	1.01
Other securities		106,508	1.41
		379,779	5.05

Telecommunication services - 1.89%
Other securities		142,228	1.89

Utilities - 1.01%
Reliant Energy, Inc. (1)	4,000,000	56,840.76
Other securities		18,753.25
		75,593	1.01

Miscellaneous - 0.99%
Other common stocks in initial period of acquisition		74,238.99

Total common stocks (cost: $3,901,410,000)		5,181,075	68.92

		Market	Percent
		value	of net
Preferred stocks - 0.21%		(000)	assets

Other - 0.21%
Other securities		15,590.21

Total preferred stocks (cost: $14,987,000)		15,590.21

		Market	Percent
		value	of net
Rights & warrants - 0.01%		(000)	assets

Other - 0.01%
Other securities		640.01

Total rights & warrants (cost: $559,000)		640.01

	Principal	Market	Percent
	amount	value	of net
Bonds & notes - 20.16%	(000)	(000)	assets

Mortgage-backed obligations (3) - 6.17%
Freddie Mac:
6.00% 2036	$70,105	70,620
4.789%-7.50% 2016-2036 (4)	28,212	28,087	1.31
Fannie Mae 0%-7.00% 2009-2041	59,685	58,840.78
Other securities		305,915	4.08
		463,462	6.17

U.S. government & government agency bonds & notes - 4.59%
U.S. Treasury:
3.875% 2010	164,000	159,452
3.375%-9.25% 2008-2029	109,000	122,600	3.75
Fannie Mae 5.25%-6.25% 2012-2029	15,375	16,179.22
Freddie Mac 3.625% 2008	4,750	4,640.06
Other securities		42,028.56
		344,899	4.59

Consumer discretionary - 2.16%
Other securities		162,672	2.16

Financials - 1.46%
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	2,560	2,778.04
Other securities		107,202	1.42
		109,980	1.46

Industrials - 1.07%
Other securities		80,685	1.07

Other - 4.71%
Other securities		354,104	4.71

Total bonds & notes (cost: $1,510,992,000)		1,515,802	20.16

	Principal	Market	Percent
	amount	value	of net
Short-term securities - 10.37%	(000)	(000)	assets

Variable Funding Capital Corp. 5.23%-5.235% due 1/5-1/18/2007 (2)	$80,900	80,761	1.07
Procter & Gamble International Funding S.C.A. 5.22%-5.26% due 1/2-2/13/2007 (2)	70,000	69,832.93
NetJets Inc. 5.19%-5.23% due 1/17-2/23/2007 (2)	70,000	69,647.93
International Lease Finance Corp. 5.22%-5.225% due 2/1-2/12/2007	70,000	69,627.93
CAFCO, LLC 5.25%-5.30% due 1/2-1/29/2007 (2)	40,600	40,510
Ciesco LLC 5.26% due 2/7/2007 (2)	14,000	13,922.72
Johnson & Johnson 5.18%-5.20% due 1/18-1/19/2007 (2)	50,000	49,868.66
IBM Capital Inc. 5.19% due 3/7/2007 (2)	35,000	34,672.46
Clipper Receivables Co., LLC 5.23%-5.29% due 1/8/2007 (2)	30,500	30,464.41
Bank of America Corp. 5.23%-5.25% due 2/22-2/28/2007 (5)	26,500	26,286.35
Jupiter Securitization Co., LLC 5.26%-5.29% due 1/17/2007 (2)	25,000	24,938.33
Other securities		268,854	3.58

Total short-term securities (cost: $779,313,000)		779,381	10.37

Total investment securities (cost: $6,207,261,000)		7,492,488	99.67
Other assets less liabilities		24,978.33

Net assets		$7,517,466	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.
"Miscellaneous" and "Other securities" include securities (with aggregate value of $19,979,000), which were valued under fair value procedures adopted by authority of the board of trustees.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.  Some of the fund's affiliated holdings listed below are also among the fund's largest holdings and are shown in the preceding summary investment portfolio. Affiliated companies not among the fund's largest holdings are included in the market value of "Other securities" under their respective industry sectors.
Further details on these holdings and related transactions during the year ended December 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 12/31/06 (000)

Rosetta Resources Inc. (1) (2)	2,970,000	-	-	2,970,000	$-	$55,450
Aventine Renewable Energy, Inc. (6)	2,000,000	-	2,000,000	-	-	-
					$-	$55,450

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those in "Other securities" in the summary investment portfolio, was $840,525,000, which represented 11.18% of the net assets of the fund.

(3) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(4) Coupon rate may change periodically.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Unaffiliated issuer at December 31, 2006.

ADR = American Depositary Receipts

See Notes to Financial Statements

Bond Fund
Investment portfolio

December 31, 2006

Bonds & notes — 80.40%	Principal amount (000)	Market value (000)

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 14.19%
U.S. Treasury 3.25% 2007	$7,000	$6,924
U.S. Treasury 3.625% 2007	46,065	45,759
U.S. Treasury 6.25% 2007	48,525	48,597
U.S. Treasury 4.375% 2008	30,000	29,803
U.S. Treasury 3.875% 2009	7,500	7,352
U.S. Treasury 6.00% 2009	7,315	7,536
U.S. Treasury 4.50% 2011	28,400	28,152
U.S. Treasury 4.875% 2011	22,355	22,514
U.S. Treasury 5.00% 2011	2,000	2,025
U.S. Treasury 4.875% 2012	7,380	7,449
U.S. Treasury 10.375% 2012	1,000	1,045
U.S. Treasury 4.25% 2013	126,875	123,723
U.S. Treasury 4.00% 2014	12,150	11,634
U.S. Treasury 4.50% 2016	37,603	37,016
U.S. Treasury 4.50% 2036	18,505	17,606
Fannie Mae 4.25% 2007	18,130	18,034
Fannie Mae 4.75% 2007	7,355	7,331
Fannie Mae 5.25% 2007	12,750	12,748
Fannie Mae 1.75% 2008	¥640,000	5,450
Fannie Mae 5.25% 2012	$16,000	16,092
Freddie Mac 4.00% 2007	30,670	30,428
Federal Home Loan Bank 4.625% 2007	16,600	16,541
Federal Home Loan Bank 5.625% 2016	2,000	2,059
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	4,840
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	500	510
		511,168

FINANCIALS — 14.11%
Residential Capital Corp. 6.474% 2009[2]	2,700	2,729
Residential Capital Corp. 6.375% 2010	13,000	13,161
Residential Capital Corp. 6.00% 2011	2,000	1,998
General Motors Acceptance Corp. 7.25% 2011	3,880	4,039
General Motors Acceptance Corp. 6.875% 2012	7,000	7,196
General Motors Acceptance Corp. 7.00% 2012	2,200	2,272
Residential Capital Corp. 6.50% 2013	3,000	3,044
General Motors Acceptance Corp. 7.569% 2014[2]	5,000	5,238
Ford Motor Credit Co. 4.875% 2007	€1,350	1,781
Ford Motor Credit Co. 7.875% 2010	$2,425	2,447
Ford Motor Credit Co. 9.75% 2010[3]	22,325	23,768
Ford Motor Credit Co. 8.11% 2012[2]	6,670	6,618
AIG SunAmerica Global Financing XII 5.30% 2007[3]	4,000	3,999
AIG SunAmerica Global Financing VII 5.85% 2008[3]	1,000	1,008
American General Finance Corp., Series J, 5.653% 2011[2]	5,000	5,022
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,505
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,935
American General Finance Corp., Series I 5.85% 2013	2,500	2,551
American International Group, Inc. 6.25% 2036	2,000	2,132
ILFC E-Capital Trust II 6.25% 2065[2,3]	7,575	7,708
Washington Mutual, Inc. 5.665% 2012[2]	6,850	6,872
Providian Financial Corp., Series A, 9.525% 2027[3]	750	787
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	10,000	9,920
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,3]	11,800	11,913
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€1,645	2,170
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	$10,770	10,546
Sumitomo Mitsui Banking Corp. 6.078% (undated)[2,3]	13,250	13,196
J.P. Morgan Chase & Co. 4.875% 2014	770	748
J.P. Morgan Chase & Co. 4.75% 2015	3,000	2,887
J.P. Morgan Chase & Co. 4.891% 2015	5,300	5,198
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.871% 2027[2]	5,000	4,805
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	3,750	3,885
J.P. Morgan Chase Capital XVIII, Series R, 6.95% 2036	1,000	1,085
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€2,745	3,958
UniCredito Italiano SpA 5.584% 2017[2,3]	$9,480	9,543
HVB Funding Trust I 8.741% 2031[3]	1,245	1,583
HVB Funding Trust III 9.00% 2031[3]	2,500	3,261
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	7,300	7,370
Santander Perpetual, SA 4.375% (undated)	€2,065	2,664
Abbey National PLC 6.70% (undated)[2]	$5,600	5,689
CIT Group Inc. 3.65% 2007	1,085	1,070
CIT Group Inc. 6.875% 2009	2,500	2,602
CIT Group Inc. 5.656% 2011[2]	5,000	5,011
CIT Group Inc. 7.75% 2012	750	828
CIT Group Inc. 5.40% 2013	4,000	3,975
CNA Financial Corp. 6.60% 2008	1,736	1,774
CNA Financial Corp. 5.85% 2014	625	629
CNA Financial Corp. 6.50% 2016	5,540	5,789
CNA Financial Corp. 7.25% 2023	3,000	3,261
PNC Funding Corp., Series I, 6.517% (undated)[2,3]	10,600	10,795
HBOS PLC 5.375% (undated)[2,3]	2,750	2,712
HBOS PLC, Series B, 5.92% (undated)[2,3]	7,200	7,075
Bank of Scotland 7.00% (undated)[2,3]	480	485
Rouse Co. 3.625% 2009	1,140	1,085
Rouse Co. 7.20% 2012	3,860	3,968
Rouse Co. 6.75% 2013[3]	4,500	4,542
Capital One Financial Corp. 4.738% 2007	3,000	2,992
Capital One Financial Corp. 8.75% 2007	800	802
Capital One Financial Corp. 6.15% 2016	5,000	5,180
Capital One Capital I 6.921% 2027[2,3]	250	252
Host Marriott, LP, Series M, 7.00% 2012	4,050	4,131
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,541
Host Hotels & Resorts LP 6.875% 2014[3]	3,000	3,053
Standard Chartered PLC 6.409% (undated)[3]	8,400	8,349
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,312
Resona Bank, Ltd. 4.125% (undated)[2]	970	1,237
Resona Bank, Ltd. 5.85% (undated)[2,3]	$5,465	5,346
Mizuho Capital Investment (EUR) 1 Ltd. 5.02% (undated)[2]	€800	1,051
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[3]	$6,560	6,630
Lazard Group LLC 7.125% 2015	6,840	7,096
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,013
Westfield Group 5.40% 2012[3]	$5,000	4,987
Realogy Corp. 6.15% 2011[3]	4,750	4,859
Realogy Corp. 6.50% 2016[3]	1,500	1,539
iStar Financial, Inc. 7.00% 2008	950	966
iStar Financial, Inc. 5.375% 2010	3,500	3,474
iStar Financial, Inc. 6.00% 2010	750	760
iStar Financial, Inc., Series B, 5.125% 2011	1,000	980
Citigroup Inc. 4.25% 2009	3,000	2,938
Citigroup Inc. 4.125% 2010	3,000	2,912
Royal Bank of Scotland Group PLC 5.512% noncumulative trust preferred (undated)[2]	5,000	4,950
National Westminster Bank PLC 7.75% (undated)[2]	250	253
ZFS Finance (USA) Trust II 6.45% 2065[2,3]	5,000	5,109
Lloyds TSB Group PLC 6.267% (undated)[2,3]	5,000	5,009
Nationwide Life Insurance Co. 5.35% 2007[3]	1,000	1,000
North Front Pass Through Trust 5.81% 2024[2,3]	3,125	3,081
Nationwide Mutual Insurance Co. 7.875% 2033[3]	750	892
Lincoln National Corp. 7.00% 2066[2]	4,650	4,937
Berkshire Hathaway Finance Corp. 4.125% 2010	5,000	4,863
AXA SA 6.379% (undated)[2,3]	4,750	4,705
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	4,750	4,668
New York Life Global Funding 3.875% 2009[3]	2,250	2,191
New York Life Global Funding 4.625% 2010[3]	2,500	2,453
XL Capital Ltd. 5.25% 2014	2,130	2,091
Twin Reefs Asset Trust (XLFA), Series B, 6.35% (undated)[2,3]	2,500	2,505
Downey Financial Corp. 6.50% 2014	4,500	4,517
ProLogis 5.50% 2012	2,500	2,498
ProLogis 5.50% 2013	2,000	1,996
Household Finance Corp. 4.125% 2009	2,000	1,946
HSBC Finance Corp. 4.625% 2010	1,500	1,469
Household Finance Corp. 6.375% 2011	1,000	1,047
American Express Co. 6.80% 2066[2]	4,000	4,273
Metropolitan Life Global Funding I 2.60% 2008[3]	4,450	4,261
Development Bank of Singapore Ltd. 7.875% 2009[3]	4,000	4,252
PRICOA Global Funding I 4.20% 2010[3]	2,750	2,660
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]	1,250	1,532
Simon Property Group, LP 4.875% 2010	1,000	988
Simon Property Group, LP 5.375% 2011	2,500	2,503
E*TRADE Financial Corp. 8.00% 2011	250	263
E*TRADE Financial Corp. 7.375% 2013	1,900	1,986
E*TRADE Financial Corp. 7.875% 2015	1,050	1,121
ERP Operating LP 4.75% 2009	1,000	984
ERP Operating LP 6.625% 2012	2,000	2,111
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	3,000	3,047
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	3,000	3,008
US Bank National Assn. 4.40% 2008	3,000	2,962
Bank of America Corp. 4.375% 2010	3,000	2,918
Hospitality Properties Trust 6.75% 2013	1,500	1,572
Hospitality Properties Trust 6.30% 2016	1,300	1,333
Kimco Realty Corp. 6.00% 2012	500	515
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,388
Kazkommerts International BV 7.00% 2009[3]	500	509
Kazkommerts International BV 7.875% 2014[3]	800	835
Kazkommerts International BV 8.00% 2015[3]	1,250	1,306
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	500	491
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,029
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	974
American Honda Finance Corp. 5.125% 2010[3]	2,500	2,490
Banco Mercantil del Norte 6.135% 2016[3]	1,550	1,558
Banco Mercantil del Norte 6.862% 2021[3]	900	914
Countrywide Home Loans, Inc., Series M, 4.125% 2009[1]	2,500	2,429
EOP Operating LP 8.10% 2010	500	551
EOP Operating LP 6.75% 2012	750	811
EOP Operating LP 4.75% 2014	1,000	992
ACE INA Holdings Inc. 5.875% 2014	1,080	1,102
ACE INA Holdings Inc. 6.70% 2036	1,155	1,247
Liberty Mutual Group Inc. 7.50% 2036[3]	2,100	2,305
Financial Security Assurance Holdings Ltd. 6.40% 2066[2,3]	2,250	2,268
Genworth Financial, Inc. 6.15% 2066[2]	2,250	2,251
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,226
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,320
Shinsei Bank, Ltd. 3.75% 2016[2]	675	865
Rodamco Europe Finance BV 3.75% 2012	1,600	2,034
USA Education, Inc. 5.625% 2007	$2,000	2,001
Allstate Financial Global Funding LLC 5.25% 2007[3]	750	750
Allstate Financial Global Funding LLC 4.25% 2008[3]	1,250	1,230
Plum Creek Timberlands, LP 5.875% 2015	2,000	1,969
Developers Diversified Realty Corp. 3.875% 2009	1,000	969
Developers Diversified Realty Corp. 4.625% 2010	1,000	974
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	2,000	1,930
Zions Bancorporation 5.50% 2015	740	729
Zions Bancorporation 6.00% 2015	1,000	1,020
ORIX Corp. 5.48% 2011	1,700	1,699
UnumProvident Finance Co. PLC 6.85% 2015[3]	1,500	1,562
Banco Santander-Chile 5.375% 2014[3]	1,500	1,480
City National Corp. 5.125% 2013	1,500	1,471
TuranAlem Finance BV 7.75% 2013[3]	1,000	1,021
TuranAlem Finance BV 8.50% 2015[3]	375	390
First Industrial, LP 6.875% 2012	1,250	1,311
Chevy Chase Bank, FSB 6.875% 2013	1,000	1,005
Chohung Bank 4.50% 2014[2]	1,030	1,000
Assurant, Inc. 5.625% 2014	1,000	999
ING Security Life Institutional Funding 2.70% 2007[3]	1,000	996
Monumental Global Funding II, Series 2002-A, 5.20% 2007[3]	750	750
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	500	517
Advanta Capital Trust I, Series B, 8.99% 2026	500	513
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026	350	374
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026[4]	250	263
		508,519

CONSUMER DISCRETIONARY — 10.12%
General Motors Corp. 7.20% 2011	9,790	9,521
General Motors Corp. 7.125% 2013	12,440	11,756
General Motors Corp. 7.25% 2013	€1,000	1,308
General Motors Corp. 7.70% 2016	$8,645	8,170
General Motors Corp. 8.80% 2021	12,860	12,217
General Motors Corp. 9.40% 2021	1,000	965
General Motors Corp. 8.375% 2033	1,000	930
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	1,182
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	423
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	6,200	6,471
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[1,2]	3,500	3,526
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	3,425	3,575
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	4,125
DaimlerChrysler North America Holding Corp. 5.79% 2009[2]	5,000	5,008
DaimlerChrysler North America Holding Corp. 8.00% 2010	6,325	6,781
DaimlerChrysler North America Holding Corp. 7.75% 2011	3,250	3,482
Tele-Communications, Inc. 9.80% 2012	2,000	2,361
Comcast Corp. 5.85% 2015	5,825	5,843
Comcast Corp. 6.50% 2015	1,750	1,826
Comcast Corp. 6.50% 2017	3,500	3,659
News America Inc. 4.75% 2010	2,000	1,967
News America Holdings Inc. 9.25% 2013	2,500	2,937
News America Holdings Inc. 8.25% 2018	3,885	4,563
News America Inc. 6.40% 2035	3,000	2,990
News America Inc. 6.75% 2038	1,000	1,067
J.C. Penney Co., Inc. 8.00% 2010	7,380	7,863
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,845
J.C. Penney Co., Inc. 7.65% 2016	1,000	1,101
MGM MIRAGE 6.00% 2009	4,750	4,762
MGM MIRAGE 6.75% 2012	4,000	3,960
MGM MIRAGE 6.75% 2013	1,250	1,228
MGM MIRAGE 5.875% 2014	1,700	1,581
Delphi Automotive Systems Corp. 6.50% 2009[5]	7,500	8,438
Delphi Corp. 6.50% 2013[5]	480	523
Delphi Automotive Systems Corp. 6.55% 2006[5]	500	559
Delphi Automotive Systems Corp. 7.125% 2029[5]	1,750	1,942
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	3,104
K. Hovnanian Enterprises, Inc. 7.50% 2016	725	732
K. Hovnanian Enterprises, Inc. 8.625% 2017	7,000	7,490
Michaels Stores, Inc., Term Loan B, 8.375% 2013[1,2]	1,346	1,360
Michaels Stores, Inc. 10.00% 2014[3]	7,700	8,047
D.R. Horton, Inc. 8.00% 2009	2,700	2,829
D.R. Horton, Inc. 7.875% 2011	1,100	1,183
D.R. Horton, Inc. 5.25% 2015	4,700	4,394
D.R. Horton, Inc. 6.50% 2016	855	862
CanWest Media Inc., Series B, 8.00% 2012	8,608	9,027
Cox Communications, Inc. 5.91% 2007[2]	1,750	1,758
Cox Communications, Inc. 7.875% 2009	1,500	1,588
Cox Communications, Inc. 4.625% 2010	1,750	1,714
Cox Communications, Inc. 5.45% 2014	3,500	3,415
Clear Channel Communications, Inc. 4.625% 2008	875	867
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,420
Clear Channel Communications, Inc. 5.75% 2013	1,575	1,402
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,204
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,276
Mohegan Tribal Gaming Authority 7.125% 2014	1,750	1,783
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	4,414
Harrah’s Operating Co., Inc. 5.625% 2015	3,000	2,577
Royal Caribbean Cruises Ltd. 7.00% 2007	1,175	1,192
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,466
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,937
Royal Caribbean Cruises Ltd. 7.25% 2016	1,000	1,023
Liberty Media Corp. 7.75% 2009	1,750	1,825
Liberty Media Corp. 7.875% 2009	2,200	2,305
Liberty Media Corp. 8.25% 2030	2,375	2,340
NTL Cable PLC 8.75% 2014	1,950	2,050
NTL Cable PLC 8.75% 2014	€1,000	1,420
NTL Cable PLC 9.75% 2014	£700	1,458
NTL Cable PLC 9.125% 2016	$1,275	1,353
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	6,192
Standard Pacific Corp. 5.125% 2009	2,000	1,945
Standard Pacific Corp. 6.25% 2014	4,506	4,224
Radio One, Inc., Series B, 8.875% 2011	4,600	4,773
Radio One, Inc. 6.375% 2013	1,300	1,222
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,905
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	1,024
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	987
Idearc Inc. 8.00% 2016[3]	5,650	5,763
Beazer Homes USA, Inc. 8.625% 2011	4,000	4,140
Beazer Homes USA, Inc. 8.125% 2016	1,500	1,598
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,400	1,257
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	1,250	1,122
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	410
Dex Media, Inc., Series B, 8.00% 2013	1,250	1,294
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	1,266
AOL Time Warner Inc. 6.875% 2012	1,250	1,322
AOL Time Warner Inc. 7.625% 2031	3,500	3,921
Vidéotron Ltée 6.875% 2014	4,125	4,171
Vidéotron Ltée 6.375% 2015	1,000	983
Cinemark USA, Inc., Term Loan B, 7.32% 2013[1,2]	848	854
Cinemark USA, Inc. 9.00% 2013	4,000	4,260
Hilton Hotels Corp. 7.625% 2008	695	716
Hilton Hotels Corp. 7.20% 2009	825	864
Hilton Hotels Corp. 8.25% 2011	2,522	2,717
Grupo Posadas, SA de CV 8.75% 2011[3]	4,000	4,210
Viacom Inc. 6.25% 2016	2,040	2,029
Viacom Inc. 6.875% 2036	2,010	1,993
MDC Holdings, Inc. 5.50% 2013	3,885	3,719
Visteon Corp. 8.25% 2010	1,500	1,470
Visteon Corp. 7.00% 2014	2,000	1,760
Kabel Deutschland GmbH 10.625% 2014	2,625	2,924
American Media Operations, Inc. 8.875% 2011	3,030	2,780
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	2,730	2,741
Young Broadcasting Inc. 10.00% 2011	2,716	2,594
Telenet Communications NV 9.00% 2013	€747	1,087
Telenet Group Holding NV 0%/11.50% 2014[3,6]	$1,635	1,482
Toll Brothers, Inc. 5.15% 2015	2,600	2,386
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,377
Goodyear Tire & Rubber Co. 9.14% 2009[2,3]	1,375	1,387
Goodyear Tire & Rubber Co. 8.625% 2011[3]	950	986
Federated Retail Holdings, Inc. 5.90% 2016	2,325	2,326
Adelphia Communications Corp. 10.25% 2011[5]	1,450	1,385
Adelphia Communications Corp. 10.25% 2006[5]	1,000	912
Dillard’s, Inc. 6.625% 2008	700	711
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,512
Staples, Inc. 7.375% 2012	2,000	2,164
Thomson Corp. 6.20% 2012	1,035	1,066
Thomson Corp. 5.50% 2035	1,180	1,077
Neiman Marcus Group, Inc. 9.00% 2015[7]	1,900	2,083
Tenneco Automotive Inc. 8.625% 2014	2,000	2,050
Toys “R” Us, Inc. 7.625% 2011	2,080	1,924
Centex Corp. 5.25% 2015	650	615
Centex Corp. 6.50% 2016	1,250	1,281
KB Home 6.25% 2015	2,000	1,878
Seminole Tribe of Florida 5.798% 2013[3]	1,795	1,770
Hyatt Equities, LLC 6.875% 2007[3]	1,500	1,506
TRW Automotive Acquisition Corp. 9.375% 2013	1,375	1,482
Boyd Gaming Corp. 7.75% 2012	1,350	1,402
Quebecor Media Inc. 7.75% 2016	1,325	1,360
LBI Media, Inc. 10.125% 2012	1,250	1,333
William Lyon Homes, Inc. 7.625% 2012	1,500	1,286
Carnival Corp. 3.75% 2007	500	493
Carnival Corp. 6.15% 2008	750	754
Viacom Inc. 5.625% 2007	1,200	1,201
YUM! Brands, Inc. 7.70% 2012	1,000	1,094
Regal Cinemas Corp., Series B, 9.375% 2012[4]	1,000	1,049
Gray Communications Systems, Inc. 9.25% 2011	875	918
AMC Entertainment Inc. 8.00% 2014	675	673
RBS-Zero Editora Jornalística SA 11.00% 2010[3]	189	204
		364,634

MORTGAGE-BACKED OBLIGATIONS[1]— 8.38%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,132
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,104
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,023
Fannie Mae 10.00% 2018	13	14
Fannie Mae 6.00% 2021	867	880
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2]	161	178
Fannie Mae 7.00% 2026	64	66
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	190	197
Fannie Mae 7.50% 2031	32	33
Fannie Mae, Series 2001-20, Class C, 12.046% 2031[2]	105	117
Fannie Mae 5.00% 2035	3,152	3,045
Fannie Mae 5.50% 2035	1,554	1,538
Fannie Mae 5.50% 2036	18,313	18,102
Fannie Mae 5.50% 2036	4,610	4,556
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	141	145
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	127	130
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	190	197
Freddie Mac 4.00% 2015	2,154	2,036
Freddie Mac 5.00% 2035	5,934	5,728
Freddie Mac 5.00% 2035	5,895	5,691
Freddie Mac 5.50% 2035	2,917	2,885
Freddie Mac 5.50% 2035	2,897	2,865
Freddie Mac, Series 3061, Class PN, 5.50% 2035	2,064	2,068
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,403	2,451
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,937	2,174
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,600	7,560
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	5,381	5,258
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,530	2,487
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	2,340	2,337
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	2,299	2,282
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,877	1,873
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.758% 2035[2]	2,311	2,313
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,838	3,825
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,294	3,313
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,987	2,975
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	2,656	2,652
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,438	1,683
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,130
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	1,510	1,480
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[3]	5,000	4,856
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	7,000	6,948
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	1,075	1,088
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	1,750	1,757
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	3,000	3,049
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	3,000	3,007
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3]	4,500	4,496
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3]	3,000	3,000
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	1,875	1,876
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	4,000	3,948
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	3,250	3,194
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	4,027
Government National Mortgage Assn. 6.00% 2036	11,080	11,213
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	3,000	2,941
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	6,300	6,271
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3]	1,300	1,297
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3]	500	499
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,841	3,752
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]	458	454
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.843% 2037[2]	3,820	3,801
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.61% 2045[2]	2,215	2,224
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.557% 2037[3]	2,000	1,976
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,503
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,441
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.943% 2036[2]	7,362	7,396
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	1,520	1,615
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,999	1,952
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	783
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,955
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,803	2,762
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	3,947	3,943
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	500	503
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3]	6,000	6,059
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,666	1,663
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,958	3,939
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	5,500	5,372
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[3]	5,000	5,165
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.114% 2033[2]	781	775
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.97% 2034[2]	952	940
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,927
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,750	3,904
Nykredit 4.00% 2035	DKr23,695	3,876
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.878% 2036[2]	$3,747	3,733
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	2,632	2,638
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	1,093	1,095
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,051	2,954
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3]	96	97
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	690	700
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	876	884
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,380	1,459
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	3,000	3,022
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.023% 2035[2]	2,863	2,871
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,675
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	2,419	2,661
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,373	1,430
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.582% 2034[2]	1,187	1,174
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.197% 2030[2]	1,250	1,289
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.197% 2030[2]	1,000	1,029
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.688% 2034[2]	1,912	1,868
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	116	117
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,299
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,250	1,273
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.15% 2045[2]	1,223	1,235
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	952	988
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	791
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	772	782
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	645	648
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]	650	642
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	535
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	510
		302,069

NON-U.S. GOVERNMENT BONDS & NOTES — 8.33%
Japanese Government 0.50% 2007	¥1,146,750	9,638
Japanese Government 1.30% 2011	710,000	6,005
Japanese Government 1.50% 2014	720,000	6,038
Japanese Government 2.30% 2035	654,900	5,513
Swedish Government 5.00% 2009	SKr164,645	24,659
Singapore (Republic of) 3.125% 2011	S$17,725	11,613
Singapore (Republic of) 3.75% 2016	18,090	12,491
United Mexican States Government Global 9.875% 2010	$1,000	1,134
United Mexican States Government, Series MI10, 9.50% 2014	MXP100,800	10,501
United Mexican States Government Global 11.375% 2016	$1,920	2,770
United Mexican States Government, Series M20, 10.00% 2024	MXP63,800	7,335
United Mexican States Government Global 7.50% 2033	$1,080	1,277
Netherlands Government Eurobond 5.75% 2007	€16,965	22,434
Polish Government 5.75% 2010	PLN40,910	14,484
Polish Government 4.25% 2011	20,392	6,825
United Kingdom 4.50% 2007	£1,589	3,107
United Kingdom 4.75% 2015	5,486	10,713
United Kingdom 4.75% 2020	1,340	2,652
United Kingdom 4.75% 2038	2,240	4,829
Israeli Government 7.50% 2014	ILS53,297	14,015
Israeli Government 6.50% 2016	28,765	7,249
German Government 6.00% 2007	€6,485	8,556
German Government 5.25% 2008	5,650	7,553
German Government 5.25% 2011	1,750	2,420
Korean Government 5.00% 2011	KRW3,808,590	4,099
Korean Government 4.25% 2014	3,978,800	4,071
Korean Government 5.25% 2015	9,295,710	10,148
French Government O.A.T. Eurobond 4.75% 2035	€10,640	15,495
Ireland (Republic of) Eurobond 5.00% 2013	9,820	13,714
Thai Government 4.125% 2009	THB146,380	4,043
Thai Government 5.00% 2014	68,105	1,897
Thai Government 5.40% 2016	165,125	4,662
Canadian Government 5.50% 2010	C$6,900	6,208
Canadian Government 4.25% 2026[8]	1,239	1,505
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,425
Panama (Republic of) Global 7.125% 2026	390	423
Panama (Republic of) Global 9.375% 2029	500	670
Panama (Republic of) Global 6.70% 2036	3,450	3,605
Russian Federation 8.25% 2010[1]	2,722	2,853
Russian Federation 8.25% 2010[1,3]	1,556	1,630
Argentina (Republic of) 4.193% 2012[1,2]	2,000	1,419
Argentina (Republic of) 5.83% 2033[1,7,8]	ARS8,503	2,929
Hungarian Government 6.00% 2011	HUF709,470	3,536
Spanish Government 4.25% 2007	€1,650	2,183
El Salvador (Republic of) 7.65% 2035[3]	$1,290	1,467
Dominican Republic 9.04% 2018[3]	1,093	1,258
Brazil (Federal Republic of) Global 10.25% 2013	375	464
Brazil (Federal Republic of) Global 11.00% 2040	500	663
		300,178

INDUSTRIALS — 5.48%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	1,031
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,776
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,684	1,670
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	2,722	2,825
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,037	3,136
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,200	1,242
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[1]	1,615	1,648
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	2,276	2,300
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	689	710
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	5,432	5,897
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,296	2,556
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,332
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	2,012	2,058
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	1,850	1,967
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	9,475	10,357
AMR Corp. 9.00% 2016	1,500	1,575
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	1,039	1,016
AMR Corp. 10.20% 2020	1,345	1,389
AMR Corp. 10.00% 2021	1,200	1,230
Delta Air Lines, Inc. 8.00% 2007[3,5]	1,500	1,001
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	762	771
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	4,127	4,243
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	997
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	328	326
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	10,940
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,837	1,866
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	970
Northwest Airlines, Inc. 7.875% 2008[5]	1,000	945
Northwest Airlines, Inc. 10.00% 2009[5]	2,750	2,613
Northwest Airlines, Inc., Term Loan A, 7.116% 2018[1,2]	10,000	10,000
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	923	929
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,5]	3,633	4,042
UAL Corp., Term Loan B, 9.123% 2012[1,2]	6,272	6,319
UAL Corp., Term Loan B, 9.123% 2012[1,2]	898	905
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	750	754
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	1,331	1,350
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,5]	243	6
Allied Waste North America, Inc. 8.50% 2008	4,750	5,017
Allied Waste North America, Inc., Series B, 6.50% 2010	2,250	2,267
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	972
Allied Waste North America, Inc., Series B, 6.125% 2014	2,000	1,910
Allied Waste North America, Inc. 7.25% 2015	2,000	2,013
General Electric Capital Corp., Series A, 5.375% 2007	1,250	1,250
General Electric Capital Corp., Series A, 6.00% 2012	1,000	1,036
General Electric Co. 5.00% 2013	2,750	2,723
General Electric Capital Corp., Series A, 5.645% 2018[2]	2,000	2,003
General Electric Capital Corp., Series A, 5.748% 2026[2]	3,000	3,007
Hutchison Whampoa International Ltd. 7.00% 2011[3]	500	530
Hutchison Whampoa International Ltd. 6.50% 2013[3]	6,750	7,075
Terex Corp. 9.25% 2011	1,250	1,309
Terex Corp. 7.375% 2014	6,000	6,120
Ashtead Group PLC 8.625% 2015[3]	1,000	1,045
Ashtead Capital, Inc. 9.00% 2016[3]	4,500	4,838
Tyco International Group SA 6.125% 2008	2,375	2,405
Tyco International Group SA 7.00% 2028	620	714
Tyco International Group SA 6.875% 2029	2,380	2,714
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[1]	982	973
BNSF Funding Trust I 6.613% 2055[2]	3,900	3,888
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,942
Kansas City Southern Railway Co. 7.50% 2009	2,750	2,788
Nielsen Finance LLC, Term Loan B, 8.125% 2013[1,2]	2,993	3,030
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[3]	1,500	1,633
American Standard Inc. 8.25% 2009	1,700	1,796
American Standard Inc. 7.625% 2010	2,300	2,412
John Deere Capital Corp., Series D, 4.375% 2008	1,500	1,483
John Deere Capital Corp. 5.40% 2011	2,000	2,006
TFM, SA de CV 9.375% 2012	3,150	3,378
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	1,112	1,150
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,998	2,093
THL Buildco, Inc. 8.50% 2014	3,225	3,177
Standard Aero Holdings, Inc. 8.25% 2014	2,575	2,614
H-Lines Finance Holding Corp. 0%/11.00% 2013[6]	2,600	2,431
USG Corp. 6.30% 2016[3]	2,000	1,986
Bombardier Inc. 6.30% 2014[3]	2,100	1,985
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[1]	480	500
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[1]	1,467	1,400
Williams Scotsman, Inc. 8.50% 2015	1,500	1,573
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	1,369	1,458
K&F Industries, Inc. 7.75% 2014	1,400	1,449
Argo-Tech Corp. 9.25% 2011	1,188	1,289
Waste Management, Inc. 7.375% 2010	650	692
WMX Technologies, Inc. 7.10% 2026	500	545
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[1,2]	875	884
Qantas Airways Ltd. 6.05% 2016[3]	900	802
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	563	558
		197,555

TELECOMMUNICATION SERVICES — 5.43%
Nextel Communications, Inc., Series E, 6.875% 2013	6,410	6,483
Nextel Communications, Inc., Series D, 7.375% 2015	30,490	31,295
Sprint Capital Corp. 6.875% 2028	1,250	1,255
U S WEST Capital Funding, Inc. 6.375% 2008	100	101
Qwest Capital Funding, Inc. 7.90% 2010	3,820	3,997
Qwest Capital Funding, Inc. 7.25% 2011	5,950	6,106
Qwest Communications International Inc. 7.25% 2011	4,000	4,110
Qwest Corp. 8.875% 2012	1,250	1,398
Qwest Capital Funding, Inc. 7.625% 2021	350	346
U S WEST Capital Funding, Inc. 6.875% 2028	700	643
SBC Communications Inc. 4.125% 2009	2,500	2,430
AT&T Corp. 7.30% 2011[2]	6,580	7,131
SBC Communications Inc. 5.10% 2014	2,700	2,626
SBC Communications Inc. 5.625% 2016	1,750	1,745
SBC Communications Inc. 6.45% 2034	2,130	2,169
American Tower Corp. 7.25% 2011	1,825	1,898
American Tower Corp. 7.125% 2012	5,250	5,421
American Tower Corp. 7.50% 2012	4,500	4,680
BellSouth Corp. 4.75% 2012	7,500	7,247
BellSouth Capital Funding Corp. 7.875% 2030	2,500	2,911
Intelsat (Bermuda), Ltd. 10.484% 2012[2]	3,325	3,371
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,810
Intelsat PanAmSat Opco 9.00% 2016[3]	2,500	2,659
Intelsat (Bermuda), Ltd. 9.25% 2016[3]	2,000	2,160
Dobson Cellular Systems, Inc. 8.375% 2011[3]	2,500	2,647
American Cellular Corp., Series B, 10.00% 2011	4,750	5,047
Dobson Cellular Systems, Inc. 9.875% 2012	500	547
Dobson Communications Corp. 8.875% 2013	1,688	1,728
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,095
Telefónica Emisiones, SAU 7.045% 2036	3,000	3,197
France Télécom 7.75% 2011[2]	6,500	7,087
Rogers Wireless Inc. 7.25% 2012	3,825	4,074
Rogers Wireless Inc. 7.50% 2015	1,975	2,153
Rogers Cantel Inc. 9.75% 2016	500	630
Cricket Communications, Inc. 9.375% 2014[3]	6,025	6,387
Windstream Corp. 8.625% 2016[3]	5,800	6,380
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	2,892
Hawaiian Telcom Communications, Inc. 10.889% 2013[2]	2,195	2,206
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	1,184
Telecom Italia SpA 6.25% 2012	€920	1,286
Telecom Italia Capital SA, Series B, 5.25% 2013	$2,750	2,626
Telecom Italia Capital SA 7.20% 2036	2,000	2,096
Cincinnati Bell Inc. 7.25% 2013	5,250	5,460
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,063
AT&T Wireless Services, Inc. 8.125% 2012	2,850	3,211
Embarq Corp. 6.738% 2013	5,000	5,124
Centennial Cellular Corp. 10.75% 2008	279	281
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,000	1,082
Centennial Communications Corp. 11.122% 2013[2]	500	531
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,784
Triton PCS, Inc. 8.50% 2013	3,250	3,128
Deutsche Telekom International Finance BV 8.125% 2012[2]	€835	1,286
Deutsche Telekom International Finance BV 8.25% 2030[2]	$1,250	1,541
Level 3 Financing, Inc. 9.25% 2014[3]	2,500	2,562
NTELOS Inc., Term Loan B, 7.60% 2011[1,2]	2,481	2,496
Verizon Global Funding Corp. 7.75% 2030	1,900	2,235
Singapore Telecommunications Ltd. 6.375% 2011[3]	750	787
		195,825

MATERIALS — 2.95%
Abitibi-Consolidated Co. of Canada 5.25% 2008	1,500	1,448
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,756
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,670
Abitibi-Consolidated Co. of Canada 8.86% 2011[2]	1,650	1,576
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	370
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	6,277
JSG Funding PLC 9.625% 2012	575	612
JSG Funding PLC 7.75% 2015	€3,000	4,018
JSG Funding PLC 7.75% 2015	$2,000	1,930
JSG Holdings PLC 11.50% 2015[7]	€3,617	4,851
C5 Capital (SPV) Ltd. 6.196% (undated)[2,3]	$5,000	4,993
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	4,500	4,509
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	8,275	8,047
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,960
Stone Container Corp. 8.375% 2012	2,250	2,216
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,646
Owens-Brockway Glass Container Inc. 8.875% 2009	2,197	2,257
Owens-Brockway Glass Container Inc. 8.75% 2012	2,250	2,396
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,662
Norske Skogindustrier ASA 7.625% 2011[3]	$4,000	4,218
Norske Skogindustrier ASA 6.125% 2015[3]	1,500	1,412
Stora Enso Oyj 6.404% 2016[3]	700	719
Stora Enso Oyj 7.25% 2036[3]	3,875	4,074
UPM-Kymmene Corp. 5.625% 2014[3]	4,500	4,386
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,614
Graphic Packaging International, Inc. 9.50% 2013	500	530
Rhodia 10.25% 2010	1,625	1,861
Rhodia SA 9.25% 2011	€1,172	1,644
United States Steel Corp. 9.75% 2010	$2,103	2,248
Neenah Paper, Inc. 7.375% 2014	2,325	2,232
Ainsworth Lumber Co. Ltd. 7.25% 2012	375	297
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,000	1,500
Ainsworth Lumber Co. Ltd. 6.75% 2014	500	382
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,113
Weyerhaeuser Co. 5.95% 2008	$533	537
Weyerhaeuser Co. 7.375% 2032	1,500	1,570
Plastipak Holdings, Inc. 8.50% 2015[3]	2,000	2,090
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	2,030
Airgas, Inc. 6.25% 2014	2,000	1,940
Associated Materials Inc. 9.75% 2012	1,750	1,811
Steel Dynamics, Inc. 9.50% 2009	1,750	1,805
Building Materials Corp. of America 7.75% 2014	1,850	1,684
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[6]	1,044	903
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	650	721
Domtar Inc. 7.125% 2015	1,500	1,478
Georgia-Pacific Corp., First Lien Term Loan B, 7.353% 2012[1,2]	1,015	1,022
International Paper Co. 5.85% 2012	885	904
Allegheny Technologies, Inc. 8.375% 2011	500	537
		106,456

ENERGY — 2.90%
Energy Transfer Partners, LP 5.95% 2015	8,555	8,617
Energy Transfer Partners, LP 6.125% 2017	1,300	1,321
Energy Transfer Partners, LP 6.625% 2036	4,000	4,132
Williams Companies, Inc. 6.375% 2010[3]	1,000	1,011
Williams Companies, Inc. 7.125% 2011	500	522
Williams Partners LP 7.50% 2011[3]	2,950	3,090
Williams Companies, Inc. 8.125% 2012	6,180	6,721
Williams Partners LP 7.25% 2017[3]	2,500	2,562
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]	3,927	3,829
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	54	53
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	755
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]	360	403
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]	7,500	7,203
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]	6,250	6,266
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	3,000	3,008
Pogo Producing Co. 7.875% 2013	2,325	2,371
Pogo Producing Co. 6.625% 2015	100	96
Pogo Producing Co. 6.875% 2017	4,000	3,840
Qatar Petroleum 5.579% 2011[3]	5,500	5,514
Premcor Refining Group Inc. 9.25% 2010	3,275	3,425
Premcor Refining Group Inc. 6.75% 2011	1,250	1,299
Premcor Refining Group Inc. 9.50% 2013	400	432
El Paso Corp. 6.375% 2009	150	152
El Paso Corp. 7.75% 2010	1,500	1,594
El Paso Energy Corp. 7.375% 2012	100	106
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,122
Southern Natural Gas Co. 8.00% 2032	750	880
Newfield Exploration Co. 6.625% 2014	1,000	1,005
Newfield Exploration Co. 6.625% 2016	3,250	3,250
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]	3,908	3,809
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	996
Enterprise Products Operating LP 8.375% 2066[2]	2,500	2,713
Teekay Shipping Corp. 8.875% 2011	3,350	3,614
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,3]	3,691	3,594
OPTI Canada Inc. 8.25% 2014[3]	2,500	2,581
Drummond Co., Inc. 7.375% 2016[3]	2,545	2,507
Encore Acquisition Co. 6.00% 2015	2,500	2,294
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,083
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,048
Gulfstream Natural Gas 6.19% 2025[3]	1,220	1,229
Reliance Industries Ltd., Series B, 10.25% 2097	500	703
Overseas Shipholding Group, Inc. 8.25% 2013	525	555
		104,305

UTILITIES — 2.12%
AES Corp. 9.50% 2009	695	747
AES Corp. 9.375% 2010	4,769	5,204
AES Corp. 8.75% 2013[3]	6,350	6,834
AES Red Oak, LLC, Series A, 8.54% 2019[1]	884	965
AES Ironwood, LLC 8.857% 2025[1]	1,139	1,285
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,831
Mission Energy Holding Co. 13.50% 2008	1,525	1,689
Edison Mission Energy 7.73% 2009	500	520
Edison Mission Energy 7.75% 2016	6,000	6,390
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,750
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	3,250	3,543
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	3,562	3,865
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	150
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,454
NRG Energy, Inc. 7.25% 2014	725	732
NRG Energy, Inc. 7.375% 2016	4,675	4,710
American Electric Power Co., Inc. 4.709% 2007[2]	5,000	4,976
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	3,750	3,881
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	2,750	2,750
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	1,000	994
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,122
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,517
Constellation Energy Group, Inc. 6.125% 2009	1,800	1,833
Constellation Energy Group, Inc. 4.55% 2015	1,080	1,002
Cilcorp Inc. 8.70% 2009	1,000	1,076
Union Electric Co. 5.25% 2012	1,495	1,457
Mirant Americas Generation, Inc. 8.30% 2011	2,300	2,369
SP PowerAssets Ltd. 3.80% 2008[3]	2,000	1,951
Veolia Environnement 4.875% 2013	€1,170	1,572
Exelon Generation Co., LLC 6.95% 2011	$1,300	1,371
National Grid PLC 6.30% 2016	1,315	1,364
Scottish Power PLC 5.375% 2015	1,230	1,216
Israel Electric Corp. Ltd. 7.70% 2018[3]	1,000	1,102
Oncor Electric Delivery Co. 6.375% 2012	800	824
PSEG Energy Holdings Inc. 8.625% 2008	408	420
		76,466

INFORMATION TECHNOLOGY — 1.92%
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	10,025	10,106
Electronic Data Systems Corp. 7.45% 2029	1,250	1,372
NXP BV and NXP Funding LLC 8.118% 2013[2,3]	2,800	2,856
NXP BV and NXP Funding LLC 7.875% 2014[3]	2,000	2,078
NXP BV and NXP Funding LLC 9.50% 2015[3]	6,250	6,438
Celestica Inc. 7.875% 2011	6,750	6,716
Celestica Inc. 7.625% 2013	3,450	3,381
Western Union Co. 5.26% 2008[2,3]	4,000	4,003
Western Union Co. 5.93% 2016[3]	6,000	5,953
Sanmina-SCI Corp., Term Loan B, 7.938% 2008[1,2]	625	627
Sanmina-SCI Corp. 8.125% 2016	7,425	7,221
Xerox Corp. 7.125% 2010	5,000	5,275
SunGard Data Systems Inc. 9.125% 2013	3,000	3,165
Firestone Acquisition Corp. 8.875% 2014[3]	1,050	1,051
Firestone Acquisition Corp. 10.125% 2016[3]	2,075	2,088
Jabil Circuit, Inc. 5.875% 2010	3,060	3,041
Motorola, Inc. 8.00% 2011	2,000	2,215
Cisco Systems, Inc. 5.25% 2011	1,500	1,505
Exodus Communications, Inc. 11.625% 2010[4,5]	377	0
		69,091

ASSET-BACKED OBLIGATIONS[1]— 1.74%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	3,000	2,958
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	3,250	3,169
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	5,000	4,958
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,161
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,661
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 4.302% 2009[3]	4,410	4,381
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	4,041
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,754
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,519
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,331
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	3,000	2,998
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	2,934
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,797
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,697
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016	183	183
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	2,278	2,326
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,210
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[3]	2,000	1,988
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[5]	1,686	1,635
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	1,500	1,512
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.58% 2035[2]	928	929
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	796	787
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.05% 2010[2,3]	750	751
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.66% 2035[2]	481	481
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[3]	252	248
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.63% 2033[2]	186	186
		62,595

HEALTH CARE — 1.38%
HCA Inc., Term Loan B, 8.114% 2013[1,2]	13,000	13,195
HCA INC 9.125% 11-15-14[3]	580	621
HCA INC 9.25% 11-15-16[3]	680	730
HCA INC 9.625% 11-15-16[3,7]	680	733
Concentra Operating Corp. 9.50% 2010	4,000	4,220
Concentra Operating Corp. 9.125% 2012	3,250	3,429
HealthSouth Corp. 11.354% 2014[2,3]	3,875	4,146
HealthSouth Corp. 10.75% 2016[3]	1,375	1,487
Tenet Healthcare Corp. 6.375% 2011	1,000	920
Tenet Healthcare Corp. 9.875% 2014	1,600	1,636
Tenet Healthcare Corp. 9.25% 2015	1,850	1,859
Aetna Inc. 5.75% 2011	3,000	3,049
Mylan Laboratories Inc. 5.75% 2010	3,000	3,007
Amgen Inc. 4.00% 2009	2,500	2,427
Triad Hospitals, Inc. 7.00% 2012	2,250	2,301
Humana Inc. 6.45% 2016	1,500	1,544
Cardinal Health, Inc. 5.85% 2017	1,235	1,231
Wyeth 5.50% 2016	1,000	1,003
UnitedHealth Group Inc. 5.20% 2007	1,000	1,000
Warner Chilcott Corp. 8.75% 2015	650	669
WellPoint, Inc. 5.25% 2016	625	614
		49,821

CONSUMER STAPLES — 1.12%
Tyson Foods, Inc. 6.85% 2016[2]	11,250	11,608
SUPERVALU INC., Term Loan B, 7.10% 2012[1,2]	1,991	2,001
SUPERVALU INC. 7.50% 2012	765	792
Albertson’s, Inc. 7.25% 2013	2,410	2,464
Albertson’s, Inc. 8.00% 2031	2,000	2,039
Spectrum Brands, Inc. 7.375% 2015	7,375	6,416
Jean Coutu Group (PJC) Inc. 7.625% 2012	800	846
Jean Coutu Group (PJC) Inc. 8.50% 2014	4,200	4,247
Stater Bros. Holdings Inc. 8.86% 2010[2]	2,550	2,595
Stater Bros. Holdings Inc. 8.125% 2012	2,000	2,040
CVS Corp. 6.036% 2028[1,3]	2,400	2,397
Ahold Finance U.S.A., Inc. 6.25% 2009	1,225	1,254
Duane Reade Inc. 9.86% 2010[2]	1,000	1,040
Tesco PLC 5.50% 2033	£330	675
		40,414

MUNICIPALS — 0.23%
State of Winsonsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	$2,895	3,128
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	1,500	1,677
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Federally Taxable, Series 2003-E, 5.55% 2014	1,625	1,589
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	1,515	1,511
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	401	401
		8,306

Total bonds & notes (cost: $2,849,054,000)		2,897,402

Convertible securities — 0.36%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.23%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	163,600	$5,595
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,038
Amazon.com, Inc. 4.75% convertible debentures 2009	$648,000	639
		8,272

INFORMATION TECHNOLOGY — 0.07%
Conexant Systems, Inc. 4.00% convertible notes 2007	$1,500,000	1,502
SCI Systems, Inc. 3.00% convertible debentures 2007	$1,000,000	999
		2,501

TELECOMMUNICATION SERVICES — 0.06%
American Tower Corp. 5.00% convertible debentures 2010	$2,000,000	2,002

Total convertible securities (cost: $11,780,000)		12,775

Preferred stocks — 2.85%	Shares

FINANCIALS — 2.85%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[2]	22,716,000	23,114
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,3]	4,650,000	4,933
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	13,990,000	14,252
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	6,430,000	6,816
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,3]	6,075,000	6,357
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,3]	10,090,000	9,653
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[2,3]	6,030,000	6,799
Fannie Mae, Series O, 7.00%[2,3]	100,000	5,356
ING Capital Funding Trust III 8.439% noncumulative preferred[2]	4,000,000	4,419
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[2,3]	3,750,000	3,948
RBS Capital Trust I 4.709% noncumulative trust preferred[2]	3,500,000	3,332
Deutsche Bank Capital Funding Trust I 7.872%[2,3]	2,500,000	2,639
Wachovia Capital Trust III 5.80%[2]	2,450,000	2,473
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,3]	1,175,000	1,196
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,3]	850,000	951
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	65,000	1,871
HVB Funding Trust VIII 7.055%[2]	900,000	1,319
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3]	1,000,000	1,045
First Republic Capital Corp., Series A, 10.50% preferred[3]	750	808
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	750,000	807
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	20,000	526
		102,614

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[4,9]	5,000	0

Total preferred stocks (cost: $100,637,000)		102,614

Common stocks — 0.17%	Shares	Market value (000)

UTILITIES — 0.09%
Drax Group PLC	209,474	$3,347

TELECOMMUNICATION SERVICES — 0.02%
Sprint Nextel Corp., Series 1	33,726	637
Embarq Corp.	1,686	89
XO Holdings, Inc.[9]	1,134	5
		731

INDUSTRIALS — 0.01%
DigitalGlobe Inc.[3,4,9]	306,464	306
Delta Air Lines, Inc.[9]	60,887	79
		385

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[9]	32,500	142

HEALTH CARE — 0.00%
Clarent Hospital Corp.[4,9]	16,114	4

MISCELLANEOUS — 0.04%
Other common stocks in initial period of acquisition		1,646

Total common stocks (cost: $3,176,000)		6,255

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[9]	2,273	2
XO Holdings, Inc., Series B, warrants, expire 2010[9]	1,704	1
XO Holdings, Inc., Series C, warrants, expire 2010[9]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[3,4,9]	1,000	0

Total rights & warrants (cost: $52,000)		3

Short-term securities — 14.59%	Principal amount (000)

Abbott Laboratories 5.19%-5.24% due 1/25-3/6/2007[3]	$72,600	72,146
3M Co. 5.19% due 1/24-1/26/2007	70,481	70,227
Procter & Gamble International Funding S.C.A. 5.23% due 1/8-1/11/2007[3]	45,500	45,439
Ranger Funding Co. LLC 5.24%-5.28% due 1/2-1/3/2007[3]	43,236	43,218
Federal Home Loan Bank 5.105%-5.175% due 1/12-2/28/2007	42,900	42,653
International Lease Finance Corp. 5.22% due 2/7/2007	39,000	38,794
Atlantic Industries 5.23% due 2/28/2007[3,10]	15,800	15,668
Coca-Cola Co. 5.19% due 1/17-1/18/2007[3]	21,700	21,645
Clipper Receivables Co., LLC 5.275% due 2/6/2007[3]	36,500	36,302
Three Pillars Funding, LLC 5.28%-5.31% due 1/2-1/8/2007[3]	36,200	36,168
Illinois Tool Works Inc. 5.20% due 1/23/2007	25,000	24,917
CAFCO, LLC 5.23%-5.27% due 1/10-2/26/2007[3]	21,600	21,549
Harley-Davidson Funding Corp. 5.22% due 2/13/2007[3]	10,000	9,936
Harley-Davidson Funding Corp. 5.22% due 2/27/2007[3,10]	10,000	9,917
Triple-A One Funding Corp. 5.26%-5.27% due 1/11-1/12/2007[3]	17,500	17,470
Hershey Co. 5.20% due 1/5/2007[3]	14,100	14,090
Jupiter Securitization Co., LLC 5.27% due 1/4/2007[3]	5,500	5,497
AT&T Inc. 5.24% due 2/22/2007[3]	300	298

Total short-term securities (cost: $525,921,000)		525,934

Total investment securities (cost: $3,490,620,000)		3,544,983
Other assets less liabilities		58,794

Net assets		$3,603,777

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $927,729,000, which represented 25.74% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,622,000.
5Scheduled interest and/or principal payment was not received.
6Step bond; coupon rate will increase at a later date.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Index-linked bond whose principal amount moves with a government retail price index.
9Security did not produce income during the last 12 months.
10This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Global Bond Fund
Investment portfolio

December 31, 2006

Bonds & notes — 84.54%	Principal amount (000)		Market value (000)

EUROS — 17.27%
German Government 4.50% 2013		€525	$	US 713
German Government 4.25% 2014		420		565
German Government 4.00% 2016		425		563
German Government 6.25% 2024		150		250
German Government 4.00% 2037		125		163
Ireland (Republic of) Eurobond 5.00% 2013		400		559
Spanish Government 4.25% 2007		360		476
French Government O.A.T. Eurobond 5.25% 2008		40		54
French Government O.A.T. Eurobond 4.00% 2009		100		132
French Government O.A.T. Eurobond 4.75% 2035		110		160
Belgium (Kingdom of) 4.25% 2014		225		302
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012		120		151
Netherlands Government Eurobond 5.00% 2012		100		139
Rodamco Europe Finance BV 3.75% 2012		70		89
PLD International Finance LLC 4.375% 2011		50		65
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative preferred (undated)[1]		50		65
Resona Bank, Ltd 4.125% (undated)[1]		50		64
UniCredito Italiano SpA 3.95% 2016		50		62
National Grid PLC 4.375% 2020		50		62
				4,634

JAPANESE YEN — 5.49%
Japanese Government 0.50% 2007		¥37,800		318
Japanese Government 1.80% 2010		28,000		241
Japanese Government 1.30% 2011		20,400		172
Japanese Government 0.50% 2013		3,000		24
Japanese Government 1.50% 2014		63,450		532
Japanese Government 2.30% 2035		22,050		186
				1,473

SWEDISH KRONOR — 4.45%
Swedish Government 5.00% 2009		SKr2,230		334
Swedish Government 5.25% 2011		3,110		479
Swedish Government 6.75% 2014		2,200		381
				1,194

BRITISH POUNDS — 4.41%
United Kingdom 4.50% 2007		£50		98
United Kingdom 5.00% 2012		25		49
United Kingdom 5.00% 2014		75		148
United Kingdom 4.75% 2015		245		478
United Kingdom 4.75% 2038		75		162
Sumitomo Mitsui Banking Corp. 6.164% (undated)[1]		100		195
Abbey National PLC 7.50% (undated)[1]		25		52
				1,182

ISRAELI SHEKELS — 1.64%
Israeli Government 7.50% 2014		ILS1,238		326
Israeli Government 6.50% 2016		450		113
				439

MALAYSIAN RINGGIT — 1.57%
Malaysia 3.756% 2011		MYR700		199
Malaysia 4.262% 2016		750		221
				420

POLISH ZLOTY — 1.54%
Polish Government 5.75% 2010		PLN610		216
Polish Government 4.25% 2011		586		196
				412

MEXICAN PESOS — 1.18%
United Mexican States Government, Series MI10, 9.50% 2014		MXP2,500		260
United Mexican States Government, Series M20, 10.00% 2024		500		58
				318

SINGAPORE DOLLARS — 1.13%
Singapore (Republic of) 3.125% 2011		S$315		206
Singapore (Republic of) 3.75% 2016		140		97
				303

EGYPTIAN POUNDS — 1.10%
Egypt (Arab Republic of) Treasury Bill 0% 2007		EGP 350		61
Egypt (Arab Republic of) Treasury Bill 0% 2007		350		60
Egypt (Arab Republic of) Treasury Bill 0% 2007		1,075		173
				294

NEW TURKISH LIRE — 1.03%
Turkey (Republic of) Treasury Bill 0% 2008		TRY530		277

NORWEGIAN KRONER — 1.00%
Norwegian Government 6.50% 2013		NKr1,500		268

AUSTRALIAN DOLLARS — 0.86%
Queensland Treasury Corp. 6.00% 2015		A$175		137
New South Wales Treasury Corp. 5.50% 2014		125		95
				232

HUNGARIAN FORINT — 0.63%
Hungarian Government 6.00% 2011		HUF33,980		169

ARGENTINE PESOS — 0.55%
Argentina (Republic of) 5.83% 2033 [2,3,4]		ARS425		147

THAI BAHT — 0.48%
Thai Government 5.00% 2014		THB4,200	$	US117
Thai Government 5.40% 2016		405		11
				128

SOUTH KOREAN WON — 0.33%
Korean Government 5.25% 2015		KRW81,430		89

COLOMBIAN PESOS — 0.28%
Colombia (Republic of) Global 12.00% 2015		COP139,000		74

INDONESIA RUPIAH — 0.25%
Indonesia (Republic of) 11.00% 2020		IDR190,000		22
Indonesia (Republic of) 12.80% 2021		340,000		44
				66

CANADIAN DOLLARS — 0.23%
Canadian Government 5.50% 2010		C$70		63

U.S. DOLLARS — 39.12%
U.S. Treasury 3.625% 2007	$	US710		705
U.S. Treasury 4.875% 2012		440		444
U.S. Treasury 3.875% 2013		500		479
U.S. Treasury 4.25% 2014[5]		600		583
U.S. Treasury 4.50% 2016		968		953
U.S. Treasury 8.125% 2019		125		163
U.S. Treasury 8.50% 2020		325		439
U.S. Treasury 6.50% 2026[5]		450		540
U.S. Treasury 4.50% 2036		805		766
Fannie Mae 4.25% 2007		290		288
Fannie Mae 4.75% 2007		620		618
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012[3]		35		34
Fannie Mae 5.00% 2035[3]		146		141
Freddie Mac 5.50% 2034[3]		460		455
Freddie Mac 5.00% 2035[3]		101		98
Freddie Mac 5.50% 2036[3]		200		197
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]		100		74
Federal Home Loan Bank 4.625% 2007		270		269
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd.
6.686% noncumulative preferred (undated)[1,6]		110		111
Development Bank of Singapore Ltd. 7.125% 2011[6]		100		107
Standard Chartered PLC 6.409% (undated)[6]		100		99
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]		100		99
Resona Bank, Ltd. 5.85% (undated)[1,6]		100		98
SBC Communications Inc. 5.10% 2014		100		97
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]		100		94
Viacom Inc. 6.25% 2016		90		90
Nextel Communications, Inc., Series D, 7.375% 2015		75		77
CVS Corp. 6.036% 2028[3,6]		70		70
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		50		52
CCH I, LLC and CCH I Capital Corp. 11.00% 2015		10		10
Argentina (Republic of) 0% 2035		435		58
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[6]		50		54
Williams Companies, Inc. 8.125% 2012		50		54
Serena Software, Inc. 10.375% 2016		50		53
Cricket Communications, Inc. 9.375% 2014[6]		50		53
St. Paul Travelers Companies, Inc. 6.25% 2016		50		53
CanWest Media Inc., Series B, 8.00% 2012		50		52
Hughes Communications, Inc. 9.50% 2014		50		52
American Cellular Corp., Series B, 10.00% 2011		25		27
Dobson Communications Corp. 8.875% 2013		25		26
Dollarama Group LP and Dollarama Corp. 8.875% 2012		50		52
National Grid PLC 6.30% 2016		50		52
Lafarge 6.15% 2011		50		51
Energy Transfer Partners, LP 6.125% 2017		50		51
HCA Inc., Term Loan B, 8.114% 2013[1,3]		50		51
Elizabeth Arden, Inc. 7.75% 2014		50		51
Goodman Global Holdings, Inc., Series B, 7.875% 2012		50		49
THL Buildco, Inc. 8.50% 2014		50		49
Sonoco, Inc. 5.75% 2017		50		49
Burlington Coat Factory Warehouse Corp. 11.125% 2014[6]		50		49
Allied Waste North America, Inc., Series B, 6.125% 2014		50		48
General Motors Corp. 7.125% 2013		50		47
Radio One, Inc. 6.375% 2013		50		47
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]		48		46
Neiman Marcus Group, Inc. 9.00% 2015[4]		35		38
Tenet Healthcare Corp. 7.375% 2013		30		28
Intelsat (Bermuda), Ltd. 11.25% 2016[6]		25		28
Argo-Tech Corp. 9.25% 2011		25		27
LBI Media, Inc. 10.125% 2012		25		27
Cinemark USA, Inc. 9.00% 2013		25		27
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		25		27
Fisher Communications, Inc. 8.625% 2014		25		27
Concentra Operating Corp. 9.125% 2012		25		26
Michaels Stores, Inc. 10.00% 2014[6]		25		26
Accellent Inc. 10.50% 2013		25		26
K&F Industries, Inc. 7.75% 2014		25		26
TransDigm Inc. 7.75% 2014		25		26
DRS Technologies, Inc. 7.625% 2018		25		26
Rural Cellular Corp. 9.75% 2010		25		26
Bon-Ton Department Stores, Inc. 10.25% 2014		25		26
Qwest Capital Funding, Inc. 7.25% 2011		25		26
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[6]		25		26
Seneca Gaming Corp. 7.25% 2012		25		26
Stater Bros. Holdings Inc. 8.125% 2012		25		26
Albertson’s, Inc. 8.00% 2031		25		25
Momentive Performance Materials Inc. 9.75% 2014[6]		25		25
AMC Entertainment Inc. 8.00% 2014		25		25
Technical Olympic USA, Inc. 9.00% 2010		25		25
Scottish Power PLC 5.375% 2015		25		25
Accuride Corp. 8.50% 2015		25		24
Pogo Producing Co. 6.625% 2015		25		24
Young Broadcasting Inc. 10.00% 2011		25		24
Meritage Homes Corp. 6.25% 2015		25		24
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		25		24
Midwest Generation, LLC, Series B, 8.56% 2016[3]		21		23
Building Materials Corp. of America 7.75% 2014		25		23
William Lyon Homes, Inc. 7.50% 2014		25		21
Owens-Brockway Glass Container Inc. 7.75% 2011		20		21
NRG Energy, Inc. 7.25% 2014		20		20
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[1,3]		10		10
Northwest Airlines, Inc., Term Loan A, 7.116% 2018[1,3]		10		10
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		20		19
Sensata Technologies BV 8.00% 2014[1,6]		20		19
Sanmina-SCI Corp. 6.75% 2013		20		18
SunGard Data Systems Inc. 9.125% 2013		10		11
Goodyear Tire & Rubber Co. 8.625% 2011[6]		10		10
Warner Chilcott Corp. 8.75% 2015		10		10
Tenneco Automotive Inc. 8.625% 2014		10		10
K. Hovnanian Enterprises, Inc. 8.875% 2012		10		10
Rouse Co. 6.75% 2013[6]		10		10
Entercom Radio, LLC 7.625% 2014		10		10
Warner Music Group 7.375% 2014		10		10
Riddell Bell Holdings Inc. 8.375% 2012		10		10
Georgia Gulf Corp. 9.50% 2014[6]		10		10
				10,495

Total bonds & notes (cost: $22,572,000)				22,677

Preferred stocks — 0.38%		Shares

U.S. DOLLARS — 0.38%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[1]		100,000		102

Total preferred stocks (cost: $102,000)				102

Short-term securities — 11.64%		Principal amount (000)

Federal Farm Credit Banks 5.14% due 2/8/2007	$	US 1,800		1,789
Federal Home Loan Bank 5.17% due 2/23/2007		700		695
Barton Capital Corp. 5.31% due 1/2/2007[6]		640		640

Total short-term securities (cost: $3,124,000)				3,124

Total investment securities (cost: $25,798,000)				25,903
Other assets less liabilities				924

Net assets			$	US26,827

1 Coupon rate may change periodically.
2 Index-linked bond whose principal amount moves with a government retail price index.
3 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
5 This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
6 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,435,000, which represented 5.35% of the net assets of the fund.

High-Income Bond Fund
Investment portfolio

December 31, 2006

Bonds & notes — 83.44%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 24.38%
General Motors Corp. 7.20% 2011	$2,765	$2,689
General Motors Corp. 7.125% 2013	7,785	7,357
General Motors Corp. 7.25% 2013	€400	523
General Motors Corp. 7.70% 2016	$10,425	9,852
General Motors Corp. 8.80% 2021	6,157	5,849
General Motors Corp. 8.25% 2023	250	234
General Motors Corp. 8.375% 2033	700	651
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	167	176
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	1,045
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/12.125% 2012[1]	1,000	937
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[2]	2,375	2,479
Charter Communications Operating, LLC, Term Loan Facilities B, 8.005% 2013[3,4]	2,000	2,015
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	6,808	7,106
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[2]	1,750	1,835
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	3,700	3,816
Cinemark USA, Inc., Term Loan B, 7.32% 2013[3,4]	3,167	3,191
Cinemark USA, Inc. 9.00% 2013	4,895	5,213
Cinemark, Inc. 0%/9.75% 2014[1]	2,000	1,727
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	2,887
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	1,051
K. Hovnanian Enterprises, Inc. 6.25% 2015	400	382
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,500	1,425
K. Hovnanian Enterprises, Inc. 7.50% 2016	2,535	2,560
K. Hovnanian Enterprises, Inc. 8.625% 2017	1,000	1,070
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009	500	525
R.H. Donnelley Inc. 10.875% 2012[2]	2,500	2,737
Dex Media, Inc., Series B, 0%/9.00% 2013[1]	250	224
Dex Media, Inc., Series B, 0%/9.00% 2013[1]	250	224
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	1,229
R.H. Donnelley Corp., Series A-1, 6.875% 2013	400	385
Dex Media, Inc., Series B, 8.00% 2013	2,575	2,665
R.H. Donnelley Corp., Series A-3, 8.875% 2016	675	712
Mirage Resorts, Inc. 6.75% 2007	550	555
Mirage Resorts, Inc. 6.75% 2008	500	506
MGM MIRAGE 6.00% 2009	2,375	2,381
MGM MIRAGE 6.75% 2012	1,050	1,039
MGM MIRAGE 6.75% 2013	2,580	2,535
MGM MIRAGE 6.625% 2015	1,550	1,484
Michaels Stores, Inc., Term Loan B, 8.375% 2013[3,4]	1,297	1,310
Michaels Stores, Inc. 10.00% 2014[2]	6,100	6,374
NTL Cable PLC 8.75% 2014	3,150	3,311
NTL Cable PLC 8.75% 2014	€500	710
NTL Cable PLC 9.75% 2014	£300	625
NTL Cable PLC 9.125% 2016	$2,450	2,600
Young Broadcasting Inc. 10.00% 2011	7,467	7,131
American Media Operations, Inc., Series B, 10.25% 2009	3,415	3,317
American Media Operations, Inc. 8.875% 2011	3,480	3,193
Linens ’n Things, Inc. 10.999% 2014[3]	6,650	6,484
CSC Holdings, Inc., Series B, 8.125% 2009	3,650	3,801
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,656
Burlington Coat Factory Warehouse Corp. 11.125% 2014[2]	6,350	6,223
CanWest Media Inc., Series B, 8.00% 2012	5,866	6,152
Bon-Ton Department Stores, Inc. 10.25% 2014	5,550	5,703
Delphi Automotive Systems Corp. 6.55% 2006[5]	250	279
Delphi Automotive Systems Corp. 6.50% 2009[5]	3,500	3,937
Delphi Corp. 6.50% 2013[5]	555	605
Delphi Automotive Systems Corp. 7.125% 2029[5]	750	832
Radio One, Inc., Series B, 8.875% 2011[6]	4,000	4,150
Radio One, Inc. 6.375% 2013	900	846
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	4,905	4,899
Tenneco Automotive Inc., Series B, 10.25% 2013	1,500	1,650
Tenneco Automotive Inc. 8.625% 2014	3,060	3,136
Sun Media Corp. 7.625% 2013	1,500	1,528
Quebecor Media Inc. 7.75% 2016	2,725	2,797
J.C. Penney Co., Inc. 8.00% 2010	750	799
J.C. Penney Co., Inc. 9.00% 2012	495	567
J.C. Penney Co., Inc. 7.65% 2016	1,650	1,817
J.C. Penney Co., Inc. 7.625% 2097	1,000	1,024
Technical Olympic USA, Inc. 9.00% 2010	450	445
Technical Olympic USA, Inc. 10.375% 2012	3,775	3,416
Mohegan Tribal Gaming Authority 6.375% 2009	2,575	2,588
Mohegan Tribal Gaming Authority 6.125% 2013	250	249
Mohegan Tribal Gaming Authority 7.125% 2014	950	968
Education Management LLC and Education Management Finance Corp. 10.25% 2016[2]	3,475	3,692
Grupo Posadas, SA de CV 8.75% 2011[2]	3,450	3,631
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,775	3,596
Neiman Marcus Group, Inc. 9.00% 2015[7]	3,095	3,393
Sealy Mattress Co. 8.25% 2014	3,200	3,360
Toys “R” Us, Inc. 7.625% 2011	2,130	1,970
Toys “R” Us-Delaware, Inc., Term Loan B, 9.625% 2012[3,4]	1,250	1,291
Vidéotron Ltée 6.875% 2014	1,995	2,017
Vidéotron Ltée 6.375% 2015	1,220	1,199
Viacom Inc. 5.75% 2011	3,000	3,004
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,901
Dollarama Group LP and Dollarama Corp. 8.875% 2012	2,750	2,860
Telenet Communications NV 9.00% 2013	€1,195	1,739
Telenet Group Holding NV 0%/11.50% 2014[1,2]	$1,184	1,073
Goodyear Tire & Rubber Co. 9.14% 2009[2,3]	675	681
Goodyear Tire & Rubber Co. 8.625% 2011[2]	2,025	2,101
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	2,650	2,663
Iesy Repository GmbH 10.125% 2015	€500	684
Iesy Repository GmbH 10.375% 2015[2]	$2,000	1,953
William Lyon Homes, Inc. 10.75% 2013	1,750	1,676
William Lyon Homes, Inc. 7.50% 2014	1,125	942
Kabel Deutschland GmbH 10.625% 2014	2,350	2,617
Idearc Inc. 8.00% 2016[2]	2,525	2,576
Boyd Gaming Corp. 7.75% 2012	1,300	1,350
Boyd Gaming Corp. 8.75% 2012	500	525
Boyd Gaming Corp. 6.75% 2014	500	501
Seneca Gaming Corp. 7.25% 2012	2,125	2,173
Riddell Bell Holdings Inc. 8.375% 2012	2,200	2,162
Meritage Corp. 7.00% 2014	500	495
Meritage Homes Corp. 6.25% 2015	1,725	1,647
LBI Media, Inc. 10.125% 2012	2,000	2,133
Liberty Media Corp. 7.875% 2009	1,000	1,048
Liberty Media Corp. 8.25% 2030	1,050	1,034
Gaylord Entertainment Co. 8.00% 2013	1,445	1,506
Gaylord Entertainment Co. 6.75% 2014	500	499
Warner Music Group 7.375% 2014	2,000	1,990
Fisher Communications, Inc. 8.625% 2014	1,860	1,981
Royal Caribbean Cruises Ltd. 7.00% 2007	725	735
Royal Caribbean Cruises Ltd. 8.00% 2010	875	933
Royal Caribbean Cruises Ltd. 8.75% 2011	275	302
Visteon Corp. 8.25% 2010	2,000	1,960
Aztar Corp. 7.875% 2014	1,750	1,910
WDAC Intermediate Corp. 8.375% 2014[2]	1,450	1,499
WDAC Intermediate Corp. 8.50% 2014	€250	350
AMC Entertainment Inc. 9.50% 2011	$767	774
AMC Entertainment Inc. 9.875% 2012	375	396
AMC Entertainment Inc. 8.00% 2014	500	499
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	1,575	1,601
Beazer Homes USA, Inc. 8.125% 2016	1,500	1,598
Mediacom Broadband LLC and Medicom Broadband Corp. 8.50% 2015[2]	1,500	1,526
Ford Motor Co. 6.50% 2018	2,000	1,520
Century Communications Corp. 0% 2003[5]	1,000	1,068
Adelphia Communications Corp. 10.25% 2011[5]	450	430
Standard Pacific Corp. 5.125% 2009	1,000	973
Standard Pacific Corp. 7.00% 2015	500	484
D.R. Horton, Inc. 8.00% 2009	875	917
D.R. Horton, Inc. 7.875% 2011	300	323
D.R. Horton, Inc. 6.875% 2013	200	207
Hanesbrands Inc. 8.734% 2014[2,3]	1,120	1,145
Clear Channel Communications, Inc. 5.75% 2013	695	619
Clear Channel Communications, Inc. 5.50% 2014	605	511
Dillard’s, Inc. 6.625% 2008	700	711
Dillard Department Stores, Inc. 9.125% 2011	350	378
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,067
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014[2]	1,025	1,049
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,049
Hilton Hotels Corp. 7.625% 2008	265	273
Hilton Hotels Corp. 7.20% 2009	610	639
KB Home 6.25% 2015	950	892
RBS-Zero Editora Jornalística SA 11.00% 2010[2]	758	821
WCI Communities, Inc. 9.125% 2012	700	670
TRW Automotive Acquisition Corp. 9.375% 2013	607	654
Harrah’s Operating Co., Inc. 7.125% 2007	250	251
Harrah’s Operating Co., Inc. 5.625% 2015	400	344
Warnaco, Inc. 8.875% 2013	500	534
Ryland Group, Inc. 5.375% 2008	500	497
Carmike Cinemas, Inc., Term Loan B, 8.60% 2012[3,4]	323	328
KAC Acquisition Corp. 8.00% 2026[2,7,8]	78	78
Stoneridge, Inc. 11.50% 2012	10	10
		282,581

INDUSTRIALS — 11.96%
Continental Airlines, Inc. 8.75% 2011	1,250	1,266
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	700	694
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	761	786
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	1,438	1,492
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	760	787
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	5,147	5,253
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	1,860	1,917
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	1,037	1,126
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	459	511
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	909	945
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[4]	1,855	1,892
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	2,000	2,033
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4,6]	3,370	3,684
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	3,790	3,707
AMR Corp. 10.00% 2021	1,000	1,025
Nielsen Finance LLC, Term Loan B, 8.125% 2013[3,4]	2,000	2,020
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[2]	5,600	6,097
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[1,2]	2,975	2,064
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	402	405
UAL Corp., Term Loan B, 9.123% 2012[3,4]	5,043	5,080
UAL Corp., Term Loan B, 9.123% 2012[3,4]	751	756
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	1,119	1,125
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	2,330	2,363
Allied Waste North America, Inc. 8.50% 2008	1,875	1,980
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,008
Allied Waste North America, Inc., Series B, 5.75% 2011	1,500	1,459
Allied Waste North America, Inc. 7.875% 2013	400	415
Allied Waste North America, Inc., Series B, 6.125% 2014	1,500	1,433
Allied Waste North America, Inc., Series B, 7.375% 2014	3,100	3,100
Allied Waste North America, Inc. 7.25% 2015	100	101
Northwest Airlines, Inc. 8.875% 2006[5]	500	470
Northwest Airlines, Inc. 9.875% 2007[5]	1,000	970
Northwest Airlines, Inc. 7.875% 2008[5]	665	628
Northwest Airlines, Inc. 10.00% 2009[5]	1,000	950
Northwest Airlines, Inc., Term Loan B, 8.866% 2013[3,4]	2,590	2,609
Northwest Airlines, Inc., Term Loan A, 7.112% 2018[3,4]	3,740	3,740
NTK Holdings Inc. 0%/10.75% 2014[1]	5,250	3,701
THL Buildco, Inc. 8.50% 2014	3,435	3,383
DRS Technologies, Inc. 6.875% 2013	2,675	2,708
DRS Technologies, Inc. 6.625% 2016	2,000	2,025
DRS Technologies, Inc. 7.625% 2018	875	906
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	4,388	4,673
Ashtead Group PLC 8.625% 2015[2]	1,675	1,750
Ashtead Capital, Inc. 9.00% 2016[2]	2,625	2,822
Argo-Tech Corp. 9.25% 2011[6]	4,135	4,486
Standard Aero Holdings, Inc. 8.25% 2014	4,255	4,319
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	3,901	4,116
Goodman Global Holdings, Inc., Series B, 7.875% 2012	3,530	3,486
Goodman Global Holdings, Inc., Series B, 8.36% 2012[3]	359	365
TFM, SA de CV 9.375% 2012	2,150	2,306
TFM, SA de CV 12.50% 2012	820	890
CCMG Acquisition Corp. 10.50% 2016[2]	2,850	3,149
K&F Industries, Inc. 7.75% 2014	3,040	3,146
United Rentals (North America), Inc., Series B, 6.50% 2012	2,250	2,233
United Rentals (North America), Inc. 7.75% 2013	500	504
Terex Corp. 9.25% 2011	1,500	1,570
Terex Corp. 7.375% 2014	1,000	1,020
Quebecor World Inc. 8.75% 2016[2]	2,635	2,536
American Standard Inc. 8.25% 2009	1,500	1,585
American Standard Inc. 7.625% 2010	500	524
Kansas City Southern Railway Co. 9.50% 2008	685	719
Kansas City Southern Railway Co. 7.50% 2009	1,365	1,384
RBS Global, Inc. and Rexnord Corp. 9.50% 2014[2]	625	653
RBS Global, Inc. and Rexnord Corp. 11.75% 2016[2]	900	945
RSC Equipment Rental, Second Lien Term Loan B, 8.87% 2013[3,4]	1,575	1,591
Williams Scotsman, Inc. 8.50% 2015	1,425	1,494
UCAR Finance Inc. 10.25% 2012	1,230	1,302
Accuride Corp. 8.50% 2015	1,340	1,296
FTI Consulting, Inc. 7.625% 2013	1,000	1,038
Bombardier Inc. 6.75% 2012[2]	900	887
ACIH, Inc. 0%/11.50% 2012[1,2]	1,225	851
Delta Air Lines, Inc. 8.00% 2007[2,5]	1,250	834
TransDigm Inc. 7.75% 2014	775	802
Mobile Storage Group, Inc. 9.75% 2014[2]	700	735
		138,625

TELECOMMUNICATION SERVICES — 9.50%
American Tower Corp. 7.25% 2011	3,675	3,822
American Tower Corp. 7.125% 2012	8,115	8,379
American Tower Corp. 7.50% 2012	1,925	2,002
U S WEST Capital Funding, Inc. 6.375% 2008	250	252
Qwest Capital Funding, Inc. 7.00% 2009	2,250	2,301
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,737
Qwest Capital Funding, Inc. 7.25% 2011	3,850	3,951
Qwest Communications International Inc. 7.25% 2011	600	617
Qwest Communications International Inc., Series B, 7.50% 2014	2,000	2,070
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	1,103
Intelsat (Bermuda), Ltd. 10.484% 2012[3]	1,550	1,571
Intelsat (Bermuda), Ltd. 8.25% 2013	3,215	3,279
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,761
Intelsat PanAmSat Opco 9.00% 2016[2]	2,200	2,340
Intelsat (Bermuda), Ltd. 9.25% 2016[2]	2,100	2,268
Intelsat (Bermuda), Ltd. 11.25% 2016[2]	500	551
Dobson Cellular Systems, Inc. 8.375% 2011[2]	1,000	1,059
American Cellular Corp., Series B, 10.00% 2011	2,425	2,577
Dobson Cellular Systems, Inc. 9.875% 2012	3,950	4,325
Dobson Communications Corp. 8.875% 2013	3,712	3,800
Windstream Corp. 8.125% 2013[2]	5,725	6,226
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,740	1,881
Windstream Corp. 8.625% 2016[2]	1,875	2,063
Centennial Cellular Corp. 10.75% 2008	607	612
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,835
Centennial Communications Corp. 11.122% 2013[3]	2,950	3,134
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	3,450	3,558
Nextel Communications, Inc., Series E, 6.875% 2013	1,055	1,067
Nextel Communications, Inc., Series D, 7.375% 2015	6,750	6,928
Triton PCS, Inc. 8.50% 2013	6,625	6,377
Cricket Communications, Inc. 9.375% 2014[2]	5,150	5,459
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,260	2,277
Hawaiian Telcom Communications, Inc. 10.889% 2013[3]	1,725	1,734
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	447
Rogers Wireless Inc. 7.25% 2012	600	639
Rogers Wireless Inc. 7.50% 2015	3,175	3,461
Cincinnati Bell Inc. 7.25% 2013	3,325	3,458
SBC Communications Inc. 4.125% 2009[6]	2,500	2,430
Rural Cellular Corp. 9.75% 2010	1,250	1,291
Rural Cellular Corp. 11.121% 2012[3]	850	890
Millicom International Cellular SA 10.00% 2013	1,320	1,445
France Télécom 7.75% 2011[3]	1,000	1,090
Level 3 Financing, Inc. 9.25% 2014[2]	1,000	1,025
NTELOS Inc., Term Loan B, 7.60% 2011[3,4]	992	998
		110,090

MATERIALS — 8.42%
JSG Funding PLC 9.625% 2012	1,526	1,625
JSG Funding PLC 7.75% 2015	€750	1,004
JSG Funding PLC 7.75% 2015	$1,000	965
JSG Holdings PLC 11.50% 2015[7]	€5,588	7,495
Owens-Illinois, Inc. 8.10% 2007	$500	504
Owens-Brockway Glass Container Inc. 8.875% 2009	391	402
Owens-Illinois, Inc. 7.50% 2010	1,275	1,286
Owens-Brockway Glass Container Inc. 7.75% 2011	3,350	3,459
Owens-Brockway Glass Container Inc. 8.75% 2012	1,525	1,624
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	498
Nalco Co. 7.75% 2011	$3,740	3,843
Nalco Co. 8.875% 2013	500	532
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[1]	1,900	1,549
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	676
Abitibi-Consolidated Finance LP 7.875% 2009	767	752
Abitibi-Consolidated Inc. 8.55% 2010	680	649
Abitibi-Consolidated Inc. 7.75% 2011	525	474
Abitibi-Consolidated Co. of Canada 8.86% 2011[3]	475	454
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	370
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	2,362
Georgia Gulf Corp. 9.50% 2014[2]	4,200	4,116
Georgia Gulf Corp. 10.75% 2016[2]	1,600	1,544
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	515
Stone Container Corp. 8.375% 2012	1,430	1,409
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,449
Building Materials Corp. of America 8.00% 2008	1,200	1,257
Building Materials Corp. of America 7.75% 2014	4,275	3,890
Plastipak Holdings, Inc. 8.50% 2015[2]	4,585	4,791
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	4,900	4,765
Equistar Chemicals, LP 10.125% 2008	525	560
Lyondell Chemical Co. 10.50% 2013	2,000	2,210
Lyondell Chemical Co. 8.25% 2016	1,550	1,635
Associated Materials Inc. 9.75% 2012	3,160	3,271
AMH Holdings, Inc. 0%/11.25% 2014[1]	1,650	1,122
Momentive Performance Materials Inc. 9.75% 2014[2]	2,750	2,764
Momentive Performance Materials Inc. 11.50% 2016[2]	1,000	985
Graphic Packaging International, Inc. 8.50% 2011	3,500	3,640
Domtar Inc. 7.125% 2015	2,550	2,512
Ainsworth Lumber Co. Ltd. 7.25% 2012	500	396
Ainsworth Lumber Co. Ltd. 6.75% 2014	2,725	2,085
FMG Finance Pty Ltd. 10.625% 2016[2]	2,250	2,424
Rockwood Specialties Group, Inc. 7.50% 2014	1,400	1,418
Rockwood Specialties Group, Inc. 7.625% 2014	€700	986
United States Steel Corp. 9.75% 2010	$2,103	2,248
Covalence Specialty Materials Corp. 10.25% 2016[2]	2,075	1,909
AEP Industries Inc. 7.875% 2013	1,525	1,548
C10 Capital (SPV) Ltd. 6.722% (undated)[2,3]	1,275	1,277
Rhodia 10.25% 2010	1,072	1,227
Neenah Paper, Inc. 7.375% 2014	1,200	1,152
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	1,015
Vale Overseas Ltd. 6.25% 2017	1,000	1,010
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[1]	500	433
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	390	433
Allegheny Technologies, Inc. 8.375% 2011	750	806
Airgas, Inc. 6.25% 2014	750	728
Georgia-Pacific Corp., First Lien Term Loan B, 7.353% 2012[3,4]	594	598
Steel Dynamics, Inc. 9.50% 2009	500	516
Chemtura Corp. 6.875% 2016	435	421
		97,588

INFORMATION TECHNOLOGY — 5.54%
Hughes Communications, Inc. 9.50% 2014	9,150	9,596
Sanmina-SCI Corp., Term Loan B, 7.938% 2008[3,4]	125	125
Sanmina-SCI Corp. 8.125% 2016	9,150	8,898
NXP BV and NXP Funding LLC 7.875% 2014[2]	2,150	2,233
NXP BV and NXP Funding LLC 9.50% 2015[2]	4,825	4,970
Celestica Inc. 7.875% 2011	4,600	4,577
Celestica Inc. 7.625% 2013	2,250	2,205
SunGard Data Systems Inc. 9.125% 2013	4,250	4,484
SunGard Data Systems Inc. 10.25% 2015	1,000	1,073
Serena Software, Inc. 10.375% 2016	5,050	5,385
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	4,470	4,506
Electronic Data Systems Corp. 7.45% 2029	500	549
Xerox Corp. 7.125% 2010	3,565	3,761
Xerox Corp. 7.625% 2013	1,000	1,055
Sensata Technologies BV 8.25% 2014[2,3]	4,870	4,700
Solectron Global Finance, LTD 8.00% 2016	1,500	1,526
Nortel Networks Ltd. 9.624% 2011[2,3]	1,250	1,323
Iron Mountain Inc. 7.75% 2015	1,060	1,087
Jabil Circuit, Inc. 5.875% 2010	875	869
Motorola, Inc. 8.00% 2011	625	692
Firestone Acquisition Corp. 8.875% 2014[2]	425	426
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.61% 2011[3]	175	151
		64,191

FINANCIALS — 5.16%
Ford Motor Credit Co. 5.80% 2009	1,000	982
Ford Motor Credit Co. 7.875% 2010	2,125	2,144
Ford Motor Credit Co. 9.75% 2010[2]	750	798
Ford Motor Credit Co. 7.375% 2011	1,425	1,412
Ford Motor Credit Co. 9.875% 2011[6]	2,000	2,141
Ford Motor Credit Co. 8.11% 2012[3]	3,300	3,274
Providian Financial Corp., Series A, 9.525% 2027[2]	3,500	3,675
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	6,000	5,952
General Motors Acceptance Corp. 7.25% 2011	2,197	2,287
General Motors Acceptance Corp. 6.875% 2012	300	308
General Motors Acceptance Corp. 7.00% 2012	1,450	1,498
General Motors Acceptance Corp. 7.569% 2014[3]	1,650	1,729
E*TRADE Financial Corp. 8.00% 2011	400	420
E*TRADE Financial Corp. 7.375% 2013	225	235
E*TRADE Financial Corp. 7.875% 2015	3,935	4,201
Host Marriott, LP, Series M, 7.00% 2012	2,470	2,519
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,156
Host Hotels & Resorts LP 6.875% 2014[2]	1,150	1,170
TuranAlem Finance BV 7.875% 2010	1,500	1,560
TuranAlem Finance BV 7.75% 2013[2]	2,000	2,043
TuranAlem Finance BV 8.50% 2015	500	521
TuranAlem Finance BV 8.50% 2015[2]	260	271
Rouse Co. 3.625% 2009	615	585
Rouse Co. 7.20% 2012	695	714
Rouse Co. 5.375% 2013	390	364
Rouse Co. 6.75% 2013[2]	2,225	2,246
HSBC Finance Corp. 5.00% 2015	2,265	2,206
ILFC E-Capital Trust II 6.25% 2065[2,3,6]	2,000	2,035
Lazard Group LLC 7.125% 2015	1,685	1,748
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	1,250	1,224
Sumitomo Mitsui Banking Corp. 6.078% (undated)[2,3]	500	498
Downey Financial Corp. 6.50% 2014	1,250	1,255
Standard Chartered PLC 6.409% (undated)[2]	1,200	1,193
PNC Funding Corp., Series I, 6.517% (undated)[2,3]	1,000	1,018
Resona Bank, Ltd. 5.85% (undated)[2,3]	1,000	978
UnumProvident Finance Co. PLC 6.85% 2015[2]	800	833
Kazkommerts International BV 8.50% 2013	500	539
Sovereign Capital Trust I 9.00% 2027	500	518
Chevy Chase Bank, FSB 6.875% 2013	500	503
Capital One Financial Corp. 8.75% 2007	500	501
iStar Financial, Inc., Series B, 4.875% 2009	500	495
		59,749

ENERGY — 4.88%
Williams Companies, Inc. 6.375% 2010[2]	1,000	1,011
Williams Companies, Inc. 7.372% 2010[2,3]	1,500	1,538
Northwest Pipeline Corp. 8.125% 2010	1,375	1,439
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	175	181
Williams Partners LP 7.50% 2011[2]	3,825	4,007
Williams Companies, Inc. 8.125% 2012	1,900	2,066
Transcontinental Gas Pipe Line Corp. 6.40% 2016	100	102
Williams Partners LP 7.25% 2017[2]	1,525	1,563
Williams Companies, Inc. 7.875% 2021	250	269
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,010
Williams Companies, Inc. 8.75% 2032	1,800	2,043
Pogo Producing Co. 7.875% 2013	3,950	4,029
Pogo Producing Co. 6.625% 2015	450	431
Pogo Producing Co. 6.875% 2017	3,100	2,976
Newfield Exploration Co., Series B, 7.45% 2007	250	254
Newfield Exploration Co. 7.625% 2011	500	526
Newfield Exploration Co. 6.625% 2014	1,325	1,332
Newfield Exploration Co. 6.625% 2016	4,250	4,250
Drummond Co., Inc. 7.375% 2016[2]	5,070	4,994
El Paso Corp. 6.375% 2009	550	558
El Paso Corp. 7.75% 2010	1,445	1,535
El Paso Energy Corp. 7.375% 2012	445	471
El Paso Corp. 7.875% 2012	675	727
El Paso Corp. 6.95% 2028	1,000	1,000
OPTI Canada Inc. 8.25% 2014[2]	2,700	2,788
Premcor Refining Group Inc. 9.25% 2010	850	889
Premcor Refining Group Inc. 6.75% 2011	1,150	1,195
Premcor Refining Group Inc. 9.50% 2013	625	675
Teekay Shipping Corp. 8.875% 2011	2,075	2,238
Encore Acquisition Co. 6.00% 2015	2,350	2,156
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015	1,816	2,027
Massey Energy Co. 6.875% 2013	1,500	1,418
Enterprise Products Operating LP 8.375% 2066[3]	1,300	1,411
Sabine Pass LNG, L.P. 7.25% 2013[2]	1,000	996
International Coal Group, Inc. 10.25% 2014	750	754
Overseas Shipholding Group, Inc. 8.25% 2013	650	687
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014	575	561
Peabody Energy Corp. 5.875% 2016	500	490
		56,597

UTILITIES — 3.78%
Mission Energy Holding Co. 13.50% 2008	2,100	2,326
Edison Mission Energy 7.73% 2009	6,325	6,578
Edison Mission Energy 7.50% 2013	4,700	4,935
Edison Mission Energy 7.75% 2016	1,300	1,385
Midwest Generation, LLC, Series B, 8.56% 2016[4]	2,108	2,325
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	2,200	2,398
AES Corp. 9.50% 2009	396	426
AES Corp. 9.375% 2010	1,497	1,634
AES Corp. 8.75% 2013[2]	5,100	5,489
AES Gener SA 7.50% 2014	750	796
AES Red Oak, LLC, Series A, 8.54% 2019[4]	442	483
NRG Energy, Inc. 7.25% 2014	2,125	2,146
NRG Energy, Inc. 7.375% 2016	3,775	3,803
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	150	165
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	2,638	2,862
Sierra Pacific Resources 8.625% 2014	875	944
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	275
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	501
FPL Energy National Wind Portfolio, LLC 6.125% 2019[2,4]	1,423	1,381
PSEG Energy Holdings Inc. 8.625% 2008	1,176	1,211
Mirant Americas Generation, Inc. 8.30% 2011	950	979
Electricidad de Caracas Finance BV 10.25% 2014[2]	735	766
		43,808

HEALTH CARE — 3.60%
HCA Inc., Term Loan B, 8.114% 2013[3,4]	7,650	7,765
HCA Inc. 9.125% 2014[2]	495	530
HCA Inc. 9.25% 2016[2]	1,640	1,761
HCA Inc. 9.625% 2016[2,7]	890	959
HealthSouth Corp. 11.354% 2014[2,3]	425	455
HealthSouth Corp. 10.75% 2016[2]	5,100	5,514
Warner Chilcott Corp. 8.75% 2015	5,187	5,343
Tenet Healthcare Corp. 6.375% 2011	2,975	2,737
Tenet Healthcare Corp. 7.375% 2013	1,825	1,686
Tenet Healthcare Corp. 9.875% 2014	675	690
Tenet Healthcare Corp. 9.25% 2015	175	176
Concentra Operating Corp. 9.50% 2010	4,155	4,384
Concentra Operating Corp. 9.125% 2012	825	870
Accellent Inc. 10.50% 2013	2,650	2,763
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,544
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	1,410	1,533
Mylan Laboratories Inc. 5.75% 2010	1,150	1,153
Triad Hospitals, Inc. 7.00% 2012	925	946
Select Medical Corp. 7.625% 2015	1,120	935
		41,744

CONSUMER STAPLES — 3.05%
SUPERVALU INC., Term Loan B, 7.10% 2012[3,4]	$1,494	$1,501
SUPERVALU INC. 7.50% 2012	540	559
Albertson’s, Inc. 7.25% 2013	1,260	1,288
Albertson’s, Inc. 8.00% 2031	3,575	3,644
Dole Food Co., Inc. 7.25% 2010	1,050	1,005
Dole Food Co., Inc. 8.875% 2011	4,888	4,839
Stater Bros. Holdings Inc. 8.86% 2010[3]	1,100	1,119
Stater Bros. Holdings Inc. 8.125% 2012	3,850	3,927
Vitamin Shoppe 12.874% 2012[3]	3,030	3,182
Spectrum Brands, Inc. 7.375% 2015	3,000	2,610
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012	2,235	2,324
Jean Coutu Group (PJC) Inc. 7.625% 2012	125	132
Jean Coutu Group (PJC) Inc. 8.50% 2014	2,160	2,184
Rite Aid Corp. 6.125% 2008[2]	750	743
Rite Aid Corp. 9.50% 2011	1,000	1,051
Rite Aid Corp. 7.50% 2015	300	299
Duane Reade Inc. 9.86% 2010[3]	2,000	2,080
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,180
Tyson Foods, Inc. 6.85% 2016[3]	1,000	1,032
Ahold Finance U.S.A., Inc. 6.25% 2009	410	420
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017[2,4,5,8]	247	185
		35,304

NON-U.S. GOVERNMENT BONDS & NOTES — 1.54%
Argentina (Republic of) 4.193% 2012[3,4]	1,625	1,153
Argentina (Republic of) 5.83% 2033[4,7,9]	ARS6,377	2,197
Argentina (Republic of) 0% 2035	$13,800	1,842
Argentina (Republic of) GDP-Linked 2035	ARS5,935	231
United Mexican States Government Global 11.375% 2016	$1,015	1,464
United Mexican States Government, Series M20, 10.00% 2024	MXP15,000	1,724
Panama (Republic of) Global 7.125% 2026	$310	336
Panama (Republic of) Global 9.375% 2029	130	174
Panama (Republic of) Global 6.70% 2036[4]	1,522	1,590
Egypt (Arab Republic of) Treasury Bill 0% 2007	EGP11,400	1,837
Colombia (Republic of) Global 10.75% 2013	$500	621
Colombia (Republic of) Global 12.00% 2015	COP2,180,000	1,159
Russian Federation 8.25% 2010[4]	$778	815
Russian Federation 8.25% 2010[2,4]	583	611
Brazil (Federal Republic of) Global 7.875% 2015	250	279
Brazil (Federal Republic of) Global 11.00% 2040	550	729
Dominican Republic 9.04% 2018[2,4]	683	786
Turkey (Republic of) 12.375% 2009	250	289
		17,837

MORTGAGE-BACKED OBLIGATIONS[4]— 1.32%
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[2]	5,970	6,077
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[2]	235	235
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[2]	2,235	2,235
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[2]	1,235	1,235
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[2]	1,235	1,235
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2]	3,600	3,591
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[2]	700	698
		15,306

ASSET-BACKED OBLIGATIONS[4]— 0.24%
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[2]	2,750	2,772

MUNICIPALS — 0.07%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	745	805

Total bonds & notes (cost: $941,635,000)		966,997

Convertible securities — 1.64%	Shares or principal amount	Market value (000)

CONSUMER DISCRETIONARY — 0.75%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	$3,481
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred 2012[2,7,8]	300	2,648
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	75,000	2,565
		8,694

INFORMATION TECHNOLOGY — 0.48%
Conexant Systems, Inc. 4.00% convertible notes 2007	$3,600,000	3,604
SCI Systems, Inc. 3.00% convertible debentures 2007	$2,000,000	1,998
		5,602

TELECOMMUNICATION SERVICES — 0.24%
American Tower Corp. 5.00% convertible debentures 2010	$2,750,000	2,753

UTILITIES — 0.17%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,980

Total convertible securities (cost: $17,421,000)		19,029

Preferred stocks — 2.57%	Shares

FINANCIALS — 2.57%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	5,500,000	5,830
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[2,3]	2,000,000	2,093
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[2,3]	6,114,000	6,486
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	5,370,000	5,471
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	160,000	4,605
First Republic Capital Corp., Series A, 10.50% preferred[2]	2,000	2,155
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[2,3]	2,000,000	2,106
Fannie Mae, Series O, 7.00% preferred[2,3]	20,000	1,071
		29,817

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[8,10]	10,000	—

Total preferred stocks (cost: $26,555,000)		29,817

Common stocks — 1.37%

UTILITIES — 0.48%
Drax Group PLC	350,248	5,596

TELECOMMUNICATION SERVICES — 0.40%
Sprint Nextel Corp., Series 1	127,382	2,406
Dobson Communications Corp., Class A10	237,211	2,066
American Tower Corp., Class A10	3,522	131
XO Holdings, Inc.[10]	651	3
		4,606

INDUSTRIALS — 0.33%
DigitalGlobe Inc.[2,8,10]	3,677,578	3,678
Delta Air Lines, Inc.[10]	93,360	121
		3,799

INFORMATION TECHNOLOGY — 0.06%
ZiLOG, Inc.[10]	153,000	$670

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.	58,100	482

CONSUMER DISCRETIONARY — 0.03%
Radio One, Inc., Class D, nonvoting[10]	34,000	229
Radio One, Inc., Class A10	17,000	115
ACME Communications, Inc.[10]	13,100	66
		410

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,10]	80,522	20

MISCELLANEOUS — 0.03%
Other common stocks in initial period of acquisition		370

Total common stocks (cost: $11,634,000)		15,953

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[10]	1,305	1
XO Holdings, Inc., Series B, warrants, expire 2010[10]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[10]	978	—
KMC Telecom Holdings, Inc., warrants, expire 2008[2,8,10]	9,500	0
GT Group Telecom Inc., warrants, expire 2010[2,8,10]	4,000	0

Total rights & warrants (cost: $428,000)		1

Short-term securities — 8.95%	Principal amount (000)

Abbott Laboratories 5.24% due 1/25/2007[2]	$13,400	13,351
Citigroup Funding Inc. 5.25% due 1/10/2007	12,100	12,082
Triple-A One Funding Corp. 5.28% due 1/3/2007[2]	12,000	11,995
IBM Corp. 5.24% due 1/30/2007[2]	11,900	11,845
AIG Funding, Inc. 5.24% due 1/9/2007	11,300	11,285
Bank of New York Co., Inc. 5.20% due 1/5/2007	10,000	9,993
Jupiter Securitization Co., LLC 5.27% due 1/11/2007[2]	10,000	9,984
Bank of America Corp. 5.24% due 1/2/2007	5,000	4,998
Ranger Funding Co. LLC 5.26% due 1/31/2007[2]	5,000	4,977
Concentrate Manufacturing Co. of Ireland 5.19% due 1/12/2007[2]	8,300	8,286
Pfizer Investment Capital PLC 5.25% due 1/8/2007[2]	5,000	4,994

Total short-term securities (cost: $103,790,000)		103,790

Total investment securities (cost: $1,101,463,000)		1,135,587
Other assets less liabilities		23,494

Net assets		$1,159,081

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Step bond; coupon rate will increase at a later date.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $298,913,000, which represented 25.79% of the net assets of the fund.
3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Scheduled interest and/or principal payment was not received.
6This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $7,658,000.
9Index-linked bond whose principal amount moves with a government retail price index.
10Security did not produce income during the last 12 months.

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

December 31, 2006

Bonds & notes — 94.38%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1]— 47.82%
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	$366	$371
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,144
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	7,250	7,022
Fannie Mae, Series 2002-T11, Class A, 4.769% 2012	1,338	1,329
Fannie Mae 12.00% 2015	71	80
Fannie Mae 5.00% 2017	5,114	5,044
Fannie Mae 5.50% 2017	2,915	2,923
Fannie Mae 9.00% 2018	30	33
Fannie Mae 10.00% 2018	128	142
Fannie Mae, Series 2001-4, Class GB, 10.333% 2018[2]	433	479
Fannie Mae 6.00% 2021	961	975
Fannie Mae 6.00% 2021	453	459
Fannie Mae, Series 2001-4, Class GA, 10.269% 2025[2]	175	194
Fannie Mae, Series 2001-4, Class NA, 11.905% 2025[2]	487	541
Fannie Mae, Series 1997-M6, Class ZA, 6.85% 2026	10,159	10,293
Fannie Mae 7.00% 2026	149	155
Fannie Mae 8.50% 2027	114	123
Fannie Mae 8.50% 2027	90	97
Fannie Mae 7.00% 2028	152	157
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	712	738
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	523	546
Fannie Mae 7.50% 2029	48	50
Fannie Mae 7.50% 2029	45	47
Fannie Mae 7.00% 2031	101	104
Fannie Mae 7.50% 2031	285	295
Fannie Mae 7.50% 2031	79	82
Fannie Mae 7.50% 2031	27	28
Fannie Mae 7.50% 2031	13	14
Fannie Mae, Series 2001-20, Class C, 12.046% 2031[2]	350	391
Fannie Mae 7.00% 2032	481	496
Fannie Mae 7.00% 2032	64	66
Fannie Mae 5.50% 2034	2,376	2,352
Fannie Mae 4.476% 2035[2]	2,057	2,024
Fannie Mae 4.50% 2035	13,871	12,990
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,774	1,711
Fannie Mae 5.00% 2035	6,109	5,901
Fannie Mae 5.50% 2035	13,989	13,845
Fannie Mae 6.50% 2035	1,453	1,486
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	2,072	1,575
Fannie Mae 5.50% 2036	16,200	16,012
Fannie Mae 5.50% 2036	5,783	5,716
Fannie Mae 5.58% 2036[2]	3,655	3,656
Fannie Mae 6.00% 2036	8,859	8,920
Fannie Mae 6.00% 2036	6,846	6,893
Fannie Mae 6.00% 2036	48	48
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	570	596
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	541	556
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	508	522
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	95	99
Freddie Mac 7.00% 2008	42	42
Freddie Mac 8.25% 2008	50	50
Freddie Mac 8.25% 2008	3	3
Freddie Mac 8.25% 2009	4	4
Freddie Mac 8.00% 2012	21	22
Freddie Mac 6.00% 2014	99	101
Freddie Mac 4.00% 2015	718	679
Freddie Mac 7.00% 2015	88	91
Freddie Mac, Series 2356, Class GD, 6.00% 2016	2,531	2,569
Freddie Mac 8.00% 2017	127	133
Freddie Mac 8.50% 2018	8	8
Freddie Mac 11.00% 2018	50	55
Freddie Mac, Series 1567, Class A, 4.579% 2023[2]	430	395
Freddie Mac 8.50% 2027	42	45
Freddie Mac 9.00% 2030	290	315
Freddie Mac 4.646% 2035[2]	3,903	3,838
Freddie Mac 5.00% 2035	3,797	3,666
Freddie Mac 5.00% 2035	1,944	1,876
Freddie Mac 5.00% 2035	1,847	1,783
Freddie Mac 5.50% 2035	934	923
Freddie Mac 5.50% 2035	927	917
Freddie Mac, Series 3061, Class PN, 5.50% 2035	688	689
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,989	1,479
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,963	1,465
Freddie Mac 5.50% 2036	1,994	1,972
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,950	1,940
Freddie Mac 6.00% 2036	25,835	26,025
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,977	2,006
Government National Mortgage Assn. 9.50% 2009	168	173
Government National Mortgage Assn., Series 2004-84, Class A, 3.624% 2017	813	789
Government National Mortgage Assn. 9.50% 2020	201	224
Government National Mortgage Assn. 8.50% 2021	118	128
Government National Mortgage Assn. 8.50% 2022	126	136
Government National Mortgage Assn. 8.50% 2022	22	24
Government National Mortgage Assn. 8.50% 2022	14	15
Government National Mortgage Assn. 8.50% 2023	166	179
Government National Mortgage Assn. 3.75% 2035[2]	703	688
Government National Mortgage Assn. 4.00% 2035[2]	2,131	2,089
Government National Mortgage Assn. 4.00% 2035[2]	1,264	1,242
Government National Mortgage Assn. 5.00% 2036	4,748	4,604
Government National Mortgage Assn. 5.00% 2036	3,645	3,534
Government National Mortgage Assn. 5.50% 2036	18,182	18,052
Government National Mortgage Assn. 5.50% 2036	4,164	4,134
Government National Mortgage Assn. 5.50% 2036	1,118	1,110
Government National Mortgage Assn. 6.00% 2036	3,940	3,987
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,721	1,681
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	843	829
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	780	779
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.758% 2035[2]	2,311	2,313
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	1,151	1,147
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,677	1,675
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	915	915
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	1,073	1,048
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	971
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	992
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1,294	1,255
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,962
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	985
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042	1,000	971
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	1,000	983
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.326% 2033[2]	200	198
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	172	175
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	2,974	2,053
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,043
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038	1,000	988
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	1,000	993
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	5,005	5,067
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,759	2,866
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.229% 2045[2]	1,500	1,500
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]	825	816
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.337% 2033[2]	657	649
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[2]	557	547
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.843% 2037[2]	1,194	1,188
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.61% 2045[2]	746	749
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,988	3,032
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	555	567
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.023% 2035[2]	1,022	1,025
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,473	2,477
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	283	284
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	3,050	3,169
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	973
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,250	1,234
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	1,007
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	2,223	2,171
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.675% 2035[2]	801	795
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,874
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	969
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[2]	2,805	2,710
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,887	1,842
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	731	733
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	611	591
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.52% 2027[2,3]	567	569
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.729% 2027[2,3]	897	899
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.851% 2028[2,3]	475	485
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043	2,500	2,440
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030	226	226
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	410	415
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,691
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	515	519
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	500	535
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	1,250	1,230
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,736	1,687
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	558	547
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	2,044	1,999
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	2,000	1,961
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,951
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029	542	544
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,250	1,301
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	1,239	1,254
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	500	510
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3]	1,650	1,653
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,500	1,527
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.487% 2040[2,3]	1,359	1,309
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	1,299	1,273
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	1,250	1,236
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.878% 2036[2]	1,171	1,166
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037	1,000	999
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	841	829
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	789	793
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	769	770
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	600	603
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.582% 2034[2]	593	587
Banc of America Mortgage Securities Trust, Series 2003-E, Class 2-A-2, 4.35% 2033[2]	579	576
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.61% 2035[2]	391	391
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	211	213
		311,998

U.S. TREASURY BONDS & NOTES — 26.53%
U.S. Treasury 5.75% 2010	21,300	22,039
U.S. Treasury 4.875% 2011	5,000	5,036
U.S. Treasury 3.875% 2013	10,725	10,266
U.S. Treasury 4.25% 2013	41,250	40,225
U.S. Treasury 4.25% 2014	4,000	3,884
U.S. Treasury 11.25% 2015	3,000	4,311
U.S. Treasury 7.50% 2016	10,250	12,459
U.S. Treasury 8.875% 2017	3,690	4,938
U.S. Treasury 8.125% 2019	3,500	4,574
U.S. Treasury 8.875% 2019	11,695	15,995
U.S. Treasury Principal Strip 0% 2019	1,000	555
U.S. Treasury 8.50% 2020	10,500	14,185
U.S. Treasury 7.875% 2021	3,500	4,557
U.S. Treasury 7.125% 2023	1,000	1,244
U.S. Treasury 6.50% 2026	1,325	1,591
U.S. Treasury 5.375% 2031	10,639	11,404
U.S. Treasury 4.50% 2036	16,650	15,841
		173,104

FEDERAL AGENCY BONDS & NOTES — 10.40%
Freddie Mac 5.125% 2008	2,000	2,000
Freddie Mac 6.625% 2009	3,075	3,202
Freddie Mac 5.50% 2011	11,250	11,517
Freddie Mac 4.50% 2014	8,000	7,779
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	5,804	5,844
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	972	982
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	750	765
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	2,173	2,257
Small Business Administration, Series 2002-20J, 4.75% 2022[1]	1,796	1,763
Small Business Administration, Series 2002-20K, 5.08% 2022[1]	1,735	1,730
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,892	2,850
Small Business Administration, Series 2003-20J, 4.92% 2023[1]	2,234	2,206
Fannie Mae 5.25% 2007	4,000	3,999
Fannie Mae 6.00% 2008	5,000	5,057
Federal Home Loan Bank 3.75% 2007	5,410	5,359
United States Agency for International Development, Republic of Egypt 4.45% 2015	3,250	3,146
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,086
Federal Agricultural Mortgage Corp. 4.25% 2008	1,000	987
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	2,000	1,993
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	2,250	2,284
		67,806

ASSET-BACKED OBLIGATIONS[1]— 8.66%
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[3]	148	146
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	62	62
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[3]	6,125	6,137
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	978
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,000	4,999
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	5,094	5,008
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	4,000	3,984
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.15% 2012	1,000	998
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	750	740
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	4,000	4,041
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[2]	1,530	1,500
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,960
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3]	2,650	2,590
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	2,334	2,282
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3]	2,346	2,257
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,066
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	2,000	1,994
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,777
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[3]	1,000	992
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	750	731
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	1,550	1,541
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,475
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,434
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[3]	1,212	1,212
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,005
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	1,000	999
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	950	953
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	604	602
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 5.99% 2031	555	554
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.63% 2033[2]	297	297
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.66% 2035[2]	192	192
		56,506

INDUSTRIALS — 0.68%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	2,418	2,533
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	1,267	1,256
General Electric Capital Corp., Series A, 6.75% 2032	550	632
		4,421

UTILITIES — 0.23%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[3]	1,500	1,518

ENERGY — 0.06%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	389	383

Total bonds & notes (cost: $614,780,000)		615,736

	Principal amount	Market value
Short-term securities — 4.76%	(000)	(000)

Ciesco LLC 5.26%-5.27% due 1/4-2/7/2007[3]	$11,900	$11,859
CAFCO, LLC 5.30% due 1/2/2007[3]	5,200	5,197
AIG Funding, Inc. 5.24% due 1/9/2007	9,000	8,988
Concentrate Manufacturing Co. of Ireland 5.22% due 1/12/2007[3]	5,000	4,991

Total short-term securities (cost: $31,035,000)		31,035

Total investment securities (cost: $645,815,000)		646,771
Other assets less liabilities		5,633

Net assets		$652,404

1 Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2 Coupon rate may change periodically.
3 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $66,997,000, which represented 10.27% of the net assets of the fund.

Cash Management Fund
Investment portfolio

December 31, 2006

Short-term securities — 99.66%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 85.42%
Private Export Funding Corp. 5.22% due 1/8/2007[1]	$10,000	$9,988
Amsterdam Funding Corp. 5.26% due 1/11/2007[1]	10,000	9,984
KfW International Finance Inc. 5.22% due 1/12/2007[1]	10,000	9,983
Jupiter Securitization Co. LLC 5.25% due 1/17/2007[1]	10,000	9,975
American Express Credit Corp. 5.27% due 1/18/2007	10,000	9,974
Stadshypotek Delaware Inc. 5.25% due 1/30/2007[1]	10,000	9,957
Bank of Montreal 5.22% due 2/2/2007	10,000	9,954
Pfizer Investment Capital PLC 5.20% due 2/7/2007[1]	10,000	9,945
International Lease Finance Corp 5.21% due 2/12/2007	10,000	9,938
Kimberly-Clark Worldwide Inc. 5.22% due 2/21/2007[1]	10,000	9,929
CAFCO, LLC 5.26%-5.28% due 1/11-2/13/2007[1]	9,700	9,681
FCAR Owner Trust I 5.27% due 1/4/2007	9,300	9,295
Clipper Receivables Co., LLC 5.27% due 1/8/2007[1]	9,000	8,989
Nestle Capital Corp 5.205% due 1/9/2007[1]	9,000	8,988
Three Pillars Funding LLC 5.29% due 1/16/2007[1]	9,000	8,979
Dexia Delaware LLC 5.255% due 1/18/2007	9,000	8,976
Johnson & Johnson 5.18% due 1/19/2007[1]	9,000	8,975
3M Co. 5.18% due 1/30/2007	9,000	8,961
General Electric Co. 5.24% due 2/7/2007	9,000	8,953
Harvard University 5.18% due 2/6/2007	9,000	8,950
UnionBanCal Commercial Funding Corp. 5.21% due 2/12/2007	8,800	8,745
NetJets Inc. 5.22% due 2/15/2007[1]	8,800	8,741
HSBC Finance Corp. 5.20% due 2/2/2007	8,100	8,061
Thunder Bay Funding, LLC 5.27% due 1/5/2007[1]	8,000	7,994
BASF AG 5.25% due 1/11/2007[1]	8,000	7,987
Hershey Co. 5.21% due 1/12/2007[1]	8,000	7,986
Swedish Export Credit Corp. 5.25% due 1/16/2007	8,000	7,981
Caterpillar Financial Services Corp. 5.23% due 1/5/2007	7,800	7,794
Triple-A One Funding Corp. 5.26%-5.32% due 1/12-1/19/2007[1]	7,700	7,681
Procter & Gamble International Funding S.C.A 5.24% due 1/10/2007[1]	7,400	7,389
Barton Capital LLC 5.26% due 1/11/2007[1]	7,100	7,089
CIT Group, Inc. 5.25% due 1/12/2007[1]	7,000	6,988
American Honda Finance Corp. 5.23% due 1/23/2007	7,000	6,977
Bank of America Corp. 5.25% due 2/20/2007	6,800	6,750
Danske Corp. 5.24% due 1/16/2007[1]	6,600	6,585
BMW U.S. Capital LLC 5.24% due 1/22/2007[1]	6,500	6,479
Export Development Canada 5.16% due 2/21/2007	5,600	5,560
ING (US) Funding LLC 5.23% due 2/6/2007	5,400	5,371
Variable Funding Capital Corp. 5.26% due 2/13/2007[1]	5,000	4,968
Allied Irish Banks N.A. Inc. 5.28% due 1/29/2007[1]	4,100	4,083
Swedbank Mortgage AB 5.25% due 1/4/2007	3,200	3,198
Lloyds Bank PLC 5.25% due 1/29/2007	3,175	3,162
Harley-Davidson Funding Corp. 5.20% due 2/1/2007[1]	2,000	1,991
		339,934

FEDERAL AGENCY DISCOUNT NOTES — 14.24%
Freddie Mac 5.155%-5.17% due 1/2-1/26/2007	17,250	17,209
Federal Home Loan Bank 5.145%-5.15% due 1/10-2/15/2007	12,100	12,031
Federal Farm Credit Banks 5.13% due 2/8/2007	10,400	10,342
International Bank for Reconstruction and Development 5.19% due 1/22/2007	9,000	8,972
Fannie Mae 5.17% due 1/5/2007	8,100	8,094
		56,648

Total investment securities (cost: $396,571,000)		396,582
Other assets less liabilities		1,368

Net assets		$397,950

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $201,334,000, which represented 50.59% of the net assets of the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of American Funds Insurance Series and the American Funds. This and other important information is contained in the prospectus for the insurance series and the funds, which can be obtained from a financial adviser and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-0207-S6866

Financial statements

Statement of assets and liabilities
at December 31, 2006						(dollars and shares in thousands, except per-share amounts			)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund
Assets:

Investment securities at market
Unaffiliated issuers	$179,296	$4,292,390	$3,082,501	$26,797,898	$9,014,867	$1,296,697	$4,072,697	$680,425
Affiliated issuers	-	9,396	94,306	326,082	-	-	-	-
Cash denominated in non-U.S. currencies	157	3,507	3,916	25,216	7,897	2,250	-	169
Cash	93	99	215	512	98	3,150	207	184
Receivables for:
Sales of investments	-	1,071	2,744	27,293	58,802	36	16,877	983
Sales of fund's shares	327	7,227	2,130	24,779	6,465	2,522	4,941	7,531
Open forward currency contracts	-	-	-	-	-	-	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-
Dividends and interest	63	5,045	5,728	17,264	13,660	4,444	4,028	670
Other assets	-	-	-	-	-	-	-	-
	179,936	4,318,735	3,191,540	27,219,044	9,101,789	1,309,099	4,098,750	689,962
Liabilities:
Payables for:
Purchases of investments	1,085	16,094	10,312	104,472	52,351	6,180	-	6,881
Repurchases of fund's shares	-	5,596	2,358	24,550	11,597	63	239	29
Open forward currency contracts	-	-	-	-	-	-	-	-
Closed forward currency contracts	-	-	-	-	-	-	-	-
Investment advisory services	78	1,725	1,710	6,660	3,357	764	1,296	328
Distribution services	31	829	614	4,982	1,529	243	828	124
Deferred trustees' compensation	1	46	25	712	316	8	25	-*
Other	2	1,229	2,073	1,211	4,407	1,074	1	7
	1,197	25,519	17,092	142,587	73,557	8,332	2,389	7,369
Net assets at December 31, 2006 (total: $90,093,172)	$178,739	$4,293,216	$3,174,448	$27,076,457	$9,028,232	$1,300,767	$4,096,361	$682,593
Investment securities at cost
Unaffiliated issuers	$149,079	$3,392,417	$2,352,457	$21,147,458	$6,636,049	$951,880	$3,337,007	$629,932
Affiliated issuers	$-	$7,686	$67,613	$291,097	$-	$-	$-	$-
Cash denominated in non-U.S. currencies at cost	$156	$3,458	$3,898	$25,130	$7,852	$2,238	$-	$167

Net assets consist of:
Capital paid in on shares of beneficial interest	$146,705	$3,135,161	$2,128,764	$19,373,962	$6,148,345	$844,359	$3,173,819	$628,732
Undistributed (distributions in excess of) net investment income	(168)	58,293	1,723	43,246	15,449	10,927	53,310	(408)
Undistributed (accumulated) net realized gain (loss)	1,978	199,204	289,187	1,974,771	489,825	101,668	133,542	3,761
Net unrealized appreciation	30,224	900,558	754,774	5,684,478	2,374,613	343,813	735,690	50,508
Net assets at December 31, 2006	$178,739	$4,293,216	$3,174,448	$27,076,457	$9,028,232	$1,300,767	$4,096,361	$682,593

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $11,722,773)	$28,365	$278,028	$246,792	$3,503,646	$1,648,326	$125,743	$159,097	$45,036
Shares outstanding	2,174	11,863	9,923	54,309	74,899	5,833	13,296	4,101
Net asset value per share	$13.05	$23.44	$24.87	$64.51	$22.01	$21.56	$11.97	$10.98
Class 2:
Net assets (total: $77,181,384)	$150,374	$4,015,188	$2,927,656	$23,121,735	$7,259,480	$1,175,024	$3,937,264	$637,557
Shares outstanding	11,571	172,403	118,834	360,847	330,853	54,916	331,714	58,121
Net asset value per share	$13.00	$23.29	$24.64	$64.08	$21.94	$21.40	$11.87	$10.97
Class 3:
Net assets (total: $1,189,015)	$-	$-	$-	$451,076	$120,426	$-	$-	$-
Shares outstanding	-	-	-	6,993	5,474	-	-	-
Net asset value per share	$-	$-	$-	$64.50	$22.00	$-	$-	$-

* Amount less than one thousand.

See Notes to Financial Statements

Statement of assets and liabilities
at December 31, 2006					(dollars and shares in thousands, except per-share amounts			)

	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/AAA-Rated Securities Fund	Cash Management Fund
Assets:

Investment securities at market
Unaffiliated issuers	$26,848,276	$7,437,038	$3,544,983	$25,903	$1,135,587	$646,771	$396,582
Affiliated issuers	-	55,450	-	-	-	-	-
Cash denominated in non-U.S. currencies	7,538	105	747	13	83	-	-
Cash	229	4,859	6,762	103	5,264	124	179
Receivables for:
Sales of investments	81,097	2,309	4,244	-	7,074	44	-
Sales of fund's shares	12,977	3,725	17,197	416	2,004	827	1,982
Open forward currency contracts	-	-	89	4	15	-	-
Closed forward currency contracts	-	-	-	19	-	-	-
Dividends and interest	24,201	25,324	49,743	436	20,115	5,774	-
Other assets	-	176	41	3	145	-	-
	26,974,318	7,528,986	3,623,806	26,897	1,170,287	653,540	398,743
Liabilities:
Payables for:
Purchases of investments	44,109	6,298	16,693	20	9,867	-	-
Repurchases of fund's shares	14,203	1,692	1,483	-*	289	755	603
Open forward currency contracts	-	171	-	20	126	-	-
Closed forward currency contracts	-	-	-	17	-	-	-
Investment advisory services	5,426	1,806	1,102	10	419	227	97
Distribution services	4,867	1,355	706	2	179	90	61
Deferred trustees' compensation	820	189	39	-*	78	64	32
Other	39	9	6	1	248	-*	-
	69,464	11,520	20,029	70	11,206	1,136	793
Net assets at December 31, 2006 (total: $90,093,172)	$26,904,854	$7,517,466	$3,603,777	$26,827	$1,159,081	$652,404	$397,950
Investment securities at cost
Unaffiliated issuers	$21,450,489	$6,158,780	$3,490,620	$25,798	$1,101,463	$645,815	$396,571
Affiliated issuers	$-	$48,481	$-	$-	$-	$-	$-
Cash denominated in non-U.S. currencies at cost	$7,312	$105	$747	$13	$83	$-	$-

Net assets consist of:
Capital paid in on shares of beneficial interest	$20,517,943	$5,931,675	$3,400,811	$26,743	$1,185,698	$632,353	$382,738
Undistributed (distributions in excess of) net investment income	77,000	29,378	154,269	(6)	71,733	28,343	15,205
Undistributed (accumulated) net realized gain (loss)	911,823	271,350	(6,002)	(4)	(132,380)	(9,248)	(4)
Net unrealized appreciation	5,398,088	1,285,063	54,699	94	34,030	956	11
Net assets at December 31, 2006	$26,904,854	$7,517,466	$3,603,777	$26,827	$1,159,081	$652,404	$397,950

Shares of beneficial interest issued and outstanding - unlimited shares authorized:

Class 1:
Net assets (total: $11,722,773)	$3,758,627	$1,079,632	$229,446	$11,443	$293,071	$217,732	$97,789
Shares outstanding	88,583	58,862	19,708	1,124	22,726	18,343	8,418
Net asset value per share	$42.43	$18.34	$11.64	$10.18	$12.90	$11.87	$11.62
Class 2:							.
Net assets (total: $77,181,384)	$22,688,426	$6,361,798	$3,374,331	$15,384	$832,490	$402,719	$281,958
Shares outstanding	537,788	348,967	292,619	1,512	65,102	34,167	24,391
Net asset value per share	$42.19	$18.23	$11.53	$10.17	$12.79	$11.79	$11.56
Class 3:
Net assets (total: $1,189,015)	$457,801	$76,036	$-	$-	$33,520	$31,953	$18,203
Shares outstanding	10,791	4,147	-	-	2,602	2,695	1,569
Net asset value per share	$42.42	$18.34	$-	$-	$12.88	$11.86	$11.60

* Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2006								(dollars in thousands)

	Global Discovery Fund		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund	Global Growth and Income Fund (1)
Investment income:
Income (net of non-U.S. taxes):
Dividends	$1,454		$58,529	$27,000	$230,145	$137,909	$18,894	$62,712	$2,483
Interest	972		27,187	15,401	126,275	52,759	11,452	13,567	2,311
	2,426		85,716	42,401	356,420	190,668	30,346	76,279	4,794
Fees and expenses:
Investment advisory services	807		19,040	19,734	79,939	38,670	8,208	15,099	1,296
Distribution services - Class 2	286		8,033	6,245	51,547	15,008	2,283	8,554	429
Distribution services - Class 3	-		-	-	847	209	-	-	-
Transfer agent services	-	(3)	2	2	17	5	1	3	-	(3)
Reports to shareholders	3		79	63	578	179	23	83	3
Registration statement and prospectus	3		77	63	583	177	23	83	1
Postage, stationery and supplies	2		41	32	289	92	12	43	4
Trustees' compensation	1		32	23	300	109	8	29	1
Auditing and legal	7		31	25	139	54	27	20	2
Custodian	27		715	996	1,270	2,401	609	18	34
State and local taxes	1		29	24	220	66	9	31	-
Other	5		23	34	57	40	23	8	8
Total fees and expenses before waiver	1,142		28,102	27,241	135,786	57,010	11,226	23,971	1,778
Less waiver of fees and expenses:
Investment advisory services	81		1,904	1,973	7,994	3,867	821	1,510	132
Total fees and expenses after waiver	1,061		26,198	25,268	127,792	53,143	10,405	22,461	1,646
Net investment income	1,365		59,518	17,133	228,628	137,525	19,941	53,818	3,148

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	7,734		267,207	299,908	1,980,859	502,456	102,402	136,955	3,761
Non-U.S. currency transactions	(33)		(121)	(801)	(231)	(2,088)	(423)	-	(45)
	7,701		267,086	299,107	1,980,628	500,368	101,979	136,955	3,716
Net unrealized appreciation (depreciation) on:
Investments	14,772		325,447	253,822	226,679	722,359	162,980	388,512	50,493
Non-U.S. currency translations	8		75	(34)	344	138	31	-	15
	14,780		325,522	253,788	227,023	722,497	163,011	388,512	50,508
Net realized gain (loss) and
unrealized appreciation (depreciation)
on investments and non-U.S. currency	22,481		592,608	552,895	2,207,651	1,222,865	264,990	525,467	54,224
Net increase in net assets resulting
from operations	$23,846		$652,126	$570,028	$2,436,279	$1,360,390	$284,931	$579,285	$57,372

(1)For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2)For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of operations
for the year ended December 31, 2006									(dollars in thousands	)

	Growth-Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund (2)		High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
Investment income:
Income (net of non-U.S. taxes):
Dividends	$360,476	$82,134	$1,196	$-		$1,997	$-		$-
Interest	162,840	117,450	175,572	173		78,083	31,969		16,881
	523,316	199,584	176,768	173		80,080	31,969		16,881
Fees and expenses:
Investment advisory services	64,732	21,637	12,346	21		4,946	2,884		1,068
Distribution services - Class 2	49,632	14,220	6,967	3		1,734	919		563
Distribution services - Class 3	822	138	-	-		63	60		32
Transfer agent services	17	5	2	-	(3)	1	-	(3)	-	(3)
Reports to shareholders	563	156	69	-	(3)	24	15		8
Registration statement and prospectus	564	159	67	-	(3)	24	16		6
Postage, stationery and supplies	285	79	36	-	(3)	12	7		4
Trustees' compensation	313	80	27	-	(3)	21	16		8
Auditing and legal	136	39	17	-	(3)	6	3		2
Custodian	611	166	126	-	(3)	15	4		2
State and local taxes	212	60	25	-		9	6		2
Other	50	16	7	1		7	1		1
Total fees and expenses before waiver	117,937	36,755	19,689	25		6,862	3,931		1,696
Less waiver of fees and expenses:
Investment advisory services	6,473	2,164	1,235	2		495	288		107
Total fees and expenses after waiver	111,464	34,591	18,454	23		6,367	3,643		1,589
Net investment income	411,852	164,993	158,314	150		73,713	28,326		15,292

Net realized gain (loss) and unrealized
appreciation (depreciation) on investments
and non-U.S. currency:
Net realized gain (loss) on:
Investments	925,659	275,874	(275)	(7)		4,545	(3,537)		-	(3)
Non-U.S. currency transactions	586	(539)	(4,141)	(3)		(837)	-		-
	926,245	275,335	(4,416)	(10)		3,708	(3,537)		-	(3)
Net unrealized appreciation (depreciation) on:
Investments	2,133,401	488,983	56,745	105		27,858	(923)		8
Non-U.S. currency translations	67	(188)	616	(11)		(85)	-		-
	2,133,468	488,795	57,361	94		27,773	(923)		8
Net realized gain (loss) and
unrealized appreciation (depreciation)
on investments and non-U.S. currency	3,059,713	764,130	52,945	84		31,481	(4,460)		8
Net increase in net assets resulting
from operations	$3,471,565	$929,123	$211,259	$234		$105,194	$23,866		$15,300

(1)For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2)For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets						(dollars and shares in thousands)

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006	2005
Operations:
Net investment income	$1,365	$925	$59,518	$30,708	$17,133	$8,958	$228,628	$128,993
Net realized gain (loss) on investments and
non-U.S. currency transactions	7,701	2,683	267,086	83,182	299,107	206,084	1,980,628	637,504
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	14,780	6,933	325,522	222,184	253,788	195,259	227,023	2,278,471
Net increase in net assets
resulting from operations	23,846	10,541	652,126	336,074	570,028	410,301	2,436,279	3,044,968

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gain:
Class 1	(271)	(212)	(2,252)	(1,641)	(1,490)	(2,301)	(34,631)	(31,560)
Class 2	(1,137)	(650)	(27,641)	(14,177)	(11,446)	(14,454)	(174,167)	(112,734)
Class 3	-	-	-	-	-	-	(3,616)	(3,387)
Total dividends from net investment income
and non-U.S. currency gain	(1,408)	(862)	(29,893)	(15,818)	(12,936)	(16,755)	(212,414)	(147,681)
Distributions from net realized gain on investments:
Short-term net realized gain:
Class 1	(558)	(9)	-	-	(538)	-	-	-
Class 2	(2,896)	(36)	-	-	(5,511)	-	-	-
Class 3	-	-	-	-	-	-	-	-
Long-term net realized gain:
Class 1	(465)	(444)	-	-	(11,953)	-	(21,900)	-
Class 2	(2,418)	(1,687)	-	-	(122,408)	-	(127,584)	-
Class 3	-	-	-	-	-	-	(2,908)	-
Total distributions from net realized gain on investments	(6,337)	(2,176)	-	-	(140,410)	-	(152,392)	-
Total dividends and distributions paid to shareholders	(7,745)	(3,038)	(29,893)	(15,818)	(153,346)	(16,755)	(364,806)	(147,681)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	-	-
Proceeds from shares sold	3,836	3,046	53,477	4,184	24,884	16,402	75,477	5,159
Proceeds from reinvestment of dividends and distributions	1,294	665	2,252	1,641	13,981	2,301	56,531	31,560
Cost of shares repurchased	(2,250)	(2,810)	(25,878)	(26,337)	(61,177)	(26,425)	(634,730)	(588,755)
Net increase (decrease) from Class 1 transactions	2,880	901	29,851	(20,512)	(22,312)	(7,722)	(502,722)	(552,036)
Class 2:
Proceeds from shares sold	46,346	32,398	844,863	541,733	605,175	464,270	3,219,737	4,085,834
Proceeds from reinvestment of dividends and distributions	6,451	2,373	27,641	14,177	139,365	14,454	301,751	112,734
Cost of shares repurchased	(4,507)	(2,945)	(54,850)	(30,170)	(172,814)	(47,394)	(477,546)	(220,641)
Net increase from Class 2 transactions	48,290	31,826	817,654	525,740	571,726	431,330	3,043,942	3,977,927
Class 3:
Proceeds from shares sold	-	-	-	-	-	-	6,187	16,188
Proceeds from reinvestment of dividends and distributions	-	-	-	-	-	-	6,524	3,387
Cost of shares repurchased	-	-	-	-	-	-	(99,810)	(106,454)
Net increase (decrease) from Class 3 transactions	-	-	-	-	-	-	(87,099)	(86,879)
Net increase in net assets resulting from
capital share transactions	51,170	32,727	847,505	505,228	549,414	423,608	2,454,121	3,339,012

Total increase in net assets	67,271	40,230	1,469,738	825,484	966,096	817,154	4,525,594	6,236,299

Net assets:
Beginning of period	111,468	71,238	2,823,478	1,997,994	2,208,352	1,391,198	22,550,863	16,314,564
End of period	$178,739	$111,468	$4,293,216	$2,823,478	$3,174,448	$2,208,352	$27,076,457	$22,550,863

Undistributed (distributions in excess of) net investment income	$(168)	$(92)	$58,293	$28,842	$1,723	$(11,977)	$43,246	$27,278

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	-	-
Shares sold	309	283	2,469	233	1,070	884	1,227	94
Shares issued on reinvestment of dividends and distributions	101	58	113	95	668	129	924	549
Shares repurchased	(186)	(259)	(1,224)	(1,486)	(2,682)	(1,431)	(10,324)	(11,005)
Net increase (decrease) in shares outstanding	224	82	1,358	(1,158)	(944)	(418)	(8,173)	(10,362)
Class 2:
Shares sold	3,786	2,979	39,535	30,710	26,182	25,005	52,766	77,199
Shares issued on reinvestment of dividends and distributions	502	207	1,402	824	6,710	816	4,975	1,976
Shares repurchased	(376)	(276)	(2,587)	(1,695)	(7,671)	(2,568)	(7,881)	(4,104)
Net increase in shares outstanding	3,912	2,910	38,350	29,839	25,221	23,253	49,860	75,071
Class 3:
Shares sold	-	-	-	-	-	-	100	320
Shares issued on reinvestment of dividends and distributions	-	-	-	-	-	-	107	60
Shares repurchased	-	-	-	-	-	-	(1,629)	(2,009)
Net increase (decrease) in shares outstanding	-	-	-	-	-	-	(1,422)	(1,629)

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets					(dollars and shares in thousands)

	International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006 (1)
Operations:
Net investment income	$137,525	$88,268	$19,941	$11,401	$53,818	$41,376	$3,148
Net realized gain (loss) on investments and
non-U.S. currency transactions	500,368	337,026	101,979	25,512	136,955	188,414	3,716
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	722,497	672,176	163,011	78,562	388,512	(18,550)	50,508
Net increase in net assets
resulting from operations	1,360,390	1,097,470	284,931	115,475	579,285	211,240	57,372

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gain:
Class 1	(28,625)	(24,409)	(1,693)	(975)	(1,925)	(1,538)	(271)
Class 2	(108,664)	(61,960)	(13,873)	(5,908)	(39,240)	(26,306)	(3,240)
Class 3	(1,878)	(1,577)	-	-	-	-	-
Total dividends from net investment income
and non-U.S. currency gain	(139,167)	(87,946)	(15,566)	(6,883)	(41,165)	(27,844)	(3,511)
Distributions from net realized gain on investments:
Short-term net realized gain:
Class 1	-	-	-	-	(613)	-	-
Class 2	-	-	-	-	(14,642)	-	-
Class 3	-	-	-	-	-	-	-
Long-term net realized gain:
Class 1	(14,699)	-	(777)	-	(6,818)	-	-
Class 2	(54,210)	-	(6,937)	-	(162,814)	-	-
Class 3	(1,054)	-	-	-	-	-	-
Total distributions from net realized gain on investments	(69,963)	-	(7,714)	-	(184,887)	-	-
Total dividends and distributions paid to shareholders	(209,130)	(87,946)	(23,280)	(6,883)	(226,052)	(27,844)	(3,511)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	10,000
Proceeds from shares sold	6,333	4,402	29,547	21,021	15,459	12,123	30,969
Proceeds from reinvestment of dividends and distributions	43,324	24,409	2,470	975	9,356	1,538	271
Cost of shares repurchased	(240,979)	(195,519)	(21,658)	(9,673)	(14,648)	(16,350)	(74)
Net increase (decrease) from Class 1 transactions	(191,322)	(166,708)	10,359	12,323	10,167	(2,689)	41,166
Class 2:
Proceeds from shares sold	1,576,966	1,320,757	293,407	221,690	482,725	528,383	585,540
Proceeds from reinvestment of dividends and distributions	162,874	61,960	20,810	5,908	216,696	26,306	3,240
Cost of shares repurchased	(163,789)	(63,602)	(50,811)	(19,028)	(130,490)	(49,060)	(1,214)
Net increase from Class 2 transactions	1,576,051	1,319,115	263,406	208,570	568,931	505,629	587,566
Class 3:
Proceeds from shares sold	7,615	3,267	-	-	-	-	-
Proceeds from reinvestment of dividends and distributions	2,931	1,577	-	-	-	-	-
Cost of shares repurchased	(23,044)	(24,295)	-	-	-	-	-
Net increase (decrease) from Class 3 transactions	(12,498)	(19,451)	-	-	-	-	-
Net increase in net assets resulting from
capital share transactions	1,372,231	1,132,956	273,765	220,893	579,098	502,940	628,732

Total increase in net assets	2,523,491	2,142,480	535,416	329,485	932,331	686,336	682,593

Net assets:
Beginning of period	6,504,741	4,362,261	765,351	435,866	3,164,030	2,477,694	-
End of period	$9,028,232	$6,504,741	$1,300,767	$765,351	$4,096,361	$3,164,030	$682,593

Undistributed (distributions in excess of) net investment income	$15,449	$12,424	$10,927	$6,321	$53,310	$40,657	$(408)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	1,000
Shares sold	313	261	1,569	1,409	1,362	1,181	3,083
Shares issued on reinvestment of dividends and distributions	2,124	1,338	146	68	895	148	25
Shares repurchased	(11,857)	(11,794)	(1,184)	(655)	(1,308)	(1,577)	(7)
Net increase (decrease) in shares outstanding	(9,420)	(10,195)	531	822	949	(248)	4,101
Class 2:
Shares sold	77,838	79,263	15,627	14,879	42,906	51,501	57,949
Shares issued on reinvestment of dividends and distributions	7,986	3,390	1,238	412	20,876	2,549	298
Shares repurchased	(8,194)	(3,679)	(2,831)	(1,288)	(11,663)	(4,760)	(126)
Net increase in shares outstanding	77,630	78,974	14,034	14,003	52,119	49,290	58,121
Class 3:
Shares sold	375	196	-	-	-	-	-
Shares issued on reinvestment of dividends and distributions	144	87	-	-	-	-	-
Shares repurchased	(1,144)	(1,460)	-	-	-	-	-
Net increase (decrease) in shares outstanding	(625)	(1,177)	-	-	-	-	-

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets						(dollars and shares in thousands)

	Growth-Income Fund		Asset Allocation Fund		Bond Fund		Global Bond Fund
	Year ended	Year ended	Year ended	Year ended	Year ended	Year ended	Period ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2006	2005	2006	2005	2006	2005	2006 (2)
Operations:
Net investment income	$411,852	$292,034	$164,993	$126,432	$158,314	$110,408	$150
Net realized gain (loss) on investments and
non-U.S. currency transactions	926,245	562,628	275,335	133,120	(4,416)	2,178	(10)
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	2,133,468	364,066	488,795	234,416	57,361	(77,663)	94
Net increase in net assets
resulting from operations	3,471,565	1,218,728	929,123	493,968	211,259	34,923	234

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gain:
Class 1	(63,674)	(58,162)	(24,341)	(20,656)	(7,578)	(7,502)	(79)
Class 2	(327,704)	(221,139)	(132,041)	(106,102)	(106,551)	(73,453)	(76)
Class 3	(6,935)	(6,306)	(1,651)	(1,653)	-	-	-
Total dividends from net investment income
and non-U.S. currency gain	(398,313)	(285,607)	(158,033)	(128,411)	(114,129)	(80,955)	(155)
Distributions from net realized gain on investments:
Short-term net realized gain:
Class 1	-	-	-	-	-	-	-
Class 2	-	-	-	-	-	-	-
Class 3	-	-	-	-	-	-	-
Long-term net realized gain:
Class 1	(88,403)	(15,967)	(11,851)	-	-	-	-
Class 2	(467,528)	(62,034)	(72,811)	-	-	-	-
Class 3	(10,810)	(2,000)	(1,004)	-	-	-	-
Total distributions from net realized gain on investments	(566,741)	(80,001)	(85,666)	-	-	-	-
Total dividends and distributions paid to shareholders	(965,054)	(365,608)	(243,699)	(128,411)	(114,129)	(80,955)	(155)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-	-	10,000
Proceeds from shares sold	3,828	2,448	169,379	6,110	52,576	10,970	1,200
Proceeds from reinvestment of dividends and distributions	152,077	74,129	36,192	20,656	7,578	7,502	79
Cost of shares repurchased	(608,513)	(614,621)	(102,082)	(104,648)	(19,886)	(26,416)	-	(3)
Net increase (decrease) from Class 1 transactions	(452,608)	(538,044)	103,489	(77,882)	40,268	(7,944)	11,279
Class 2:
Proceeds from shares sold	2,849,467	3,676,296	777,608	970,962	923,008	561,561	15,491
Proceeds from reinvestment of dividends and distributions	795,232	283,173	204,852	106,102	106,551	73,453	76
Cost of shares repurchased	(636,700)	(141,546)	(321,253)	(56,161)	(57,649)	(40,314)	(98)
Net increase from Class 2 transactions	3,007,999	3,817,923	661,207	1,020,903	971,910	594,700	15,469
Class 3:
Proceeds from shares sold	1,254	12,416	3,176	2,351	-	-	-
Proceeds from reinvestment of dividends and distributions	17,745	8,306	2,655	1,653	-	-	-
Cost of shares repurchased	(80,096)	(105,080)	(13,663)	(14,040)	-	-	-
Net increase (decrease) from Class 3 transactions	(61,097)	(84,358)	(7,832)	(10,036)	-	-	-
Net increase in net assets resulting from
capital share transactions	2,494,294	3,195,521	756,864	932,985	1,012,178	586,756	26,748

Total increase in net assets	5,000,805	4,048,641	1,442,288	1,298,542	1,109,308	540,724	26,827

Net assets:
Beginning of period	21,904,049	17,855,408	6,075,178	4,776,636	2,494,469	1,953,745	-
End of period	$26,904,854	$21,904,049	$7,517,466	$6,075,178	$3,603,777	$2,494,469	$26,827

Undistributed (distributions in excess of) net investment income	$77,000	$62,875	$29,378	$22,702	$154,269	$113,002	$(6)

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-	-	1,000
Shares sold	93	67	9,512	385	4,625	962	116
Shares issued on reinvestment of dividends and distributions	3,862	1,958	2,052	1,258	691	670	8
Shares repurchased	(15,201)	(16,647)	(5,805)	(6,585)	(1,746)	(2,323)	-	(3)
Net increase (decrease) in shares outstanding	(11,246)	(14,622)	5,759	(4,942)	3,570	(691)	1,124
Class 2:
Shares sold	71,465	100,592	44,538	61,664	81,863	49,855	1,514
Shares issued on reinvestment of dividends and distributions	20,312	7,515	11,718	6,492	9,793	6,611	7
Shares repurchased	(15,943)	(3,852)	(18,153)	(3,564)	(5,122)	(3,572)	(9)
Net increase in shares outstanding	75,834	104,255	38,103	64,592	86,534	52,894	1,512
Class 3:
Shares sold	31	350	183	148	-	-	-
Shares issued on reinvestment of dividends and distributions	452	220	151	101	-	-	-
Shares repurchased	(2,004)	(2,863)	(776)	(887)	-	-	-
Net increase (decrease) in shares outstanding	(1,521)	(2,293)	(442)	(638)	-	-	-

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets					(dollars and shares in thousands)

	High-Income Bond Fund		U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund
	Year ended	Year ended	Year ended	Year ended	Year ended		Year ended
	December 31,	December 31,	December 31,	December 31,	December 31,		December 31,
	2006	2005	2006	2005	2006		2005
Operations:
Net investment income	$73,713	$58,237	$28,326	$23,930	$15,292		$6,739
Net realized gain (loss) on investments and
non-U.S. currency transactions	3,708	11,521	(3,537)	2,137	-	(3)	(1)
Net unrealized appreciation (depreciation)
on investments and non-U.S. currency translations	27,773	(49,267)	(923)	(10,709)	8		1
Net increase in net assets
resulting from operations	105,194	20,491	23,866	15,358	15,300		6,739

Dividends and distributions paid to shareholders:
Dividends from net investment income
and non-U.S. currency gain:
Class 1	(18,213)	(20,075)	(9,348)	(10,544)	(1,903)		(737)
Class 2	(41,173)	(29,252)	(14,236)	(11,720)	(4,485)		(1,087)
Class 3	(2,049)	(2,392)	(1,245)	(1,507)	(378)		(129)
Total dividends from net investment income
and non-U.S. currency gain	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)		(1,953)
Distributions from net realized gain on investments:
Short-term net realized gain:
Class 1	-	-	-	-	-		-
Class 2	-	-	-	-	-		-
Class 3	-	-	-	-	-		-
Long-term net realized gain:
Class 1	-	-	-	-	-		-
Class 2	-	-	-	-	-		-
Class 3	-	-	-	-	-		-
Total distributions from net realized gain on investments	-	-	-	-	-		-
Total dividends and distributions paid to shareholders	(61,435)	(51,719)	(24,829)	(23,771)	(6,766)		(1,953)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	-	-	-	-	-		-
Proceeds from shares sold	6,186	12,164	4,334	5,194	78,397		49,253
Proceeds from reinvestment of dividends and distributions	18,213	20,075	9,348	10,544	1,903		737
Cost of shares repurchased	(52,667)	(74,615)	(47,068)	(46,452)	(59,631)		(54,892)
Net increase (decrease) from Class 1 transactions	(28,268)	(42,376)	(33,386)	(30,714)	20,669	-	(4,902)
Class 2:
Proceeds from shares sold	199,599	157,889	74,330	70,062	260,270		136,997
Proceeds from reinvestment of dividends and distributions	41,173	29,252	14,236	11,720	4,485		1,087
Cost of shares repurchased	(28,107)	(24,514)	(27,041)	(20,644)	(141,648)		(98,299)
Net increase from Class 2 transactions	212,665	162,627	61,525	61,138	123,107		39,785
Class 3:
Proceeds from shares sold	2,705	4,903	2,168	4,576	23,065		18,484
Proceeds from reinvestment of dividends and distributions	2,049	2,392	1,245	1,507	378		129
Cost of shares repurchased	(10,123)	(14,020)	(10,244)	(9,755)	(21,422)		(23,149)
Net increase (decrease) from Class 3 transactions	(5,369)	(6,725)	(6,831)	(3,672)	2,021		(4,536)
Net increase in net assets resulting from
capital share transactions	179,028	113,526	21,308	26,752	145,797		30,347

Total increase in net assets	222,787	82,298	20,345	18,339	154,331		35,133

Net assets:
Beginning of period	936,294	853,996	632,059	613,720	243,619		208,486
End of period	$1,159,081	$936,294	$652,404	$632,059	$397,950		$243,619

Undistributed (distributions in excess of) net investment income	$71,733	$59,984	$28,343	$24,675	$15,205		$6,679

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	-	-	-	-	-		-
Shares sold	498	969	370	435	6,852		4,414
Shares issued on reinvestment of dividends and distributions	1,518	1,660	826	891	168		66
Shares repurchased	(4,196)	(5,955)	(4,006)	(3,873)	(5,209)		(4,905)
Net increase (decrease) in shares outstanding	(2,180)	(3,326)	(2,810)	(2,547)	1,811		(425)
Class 2:
Shares sold	16,013	12,715	6,368	5,882	22,823		12,309
Shares issued on reinvestment of dividends and distributions	3,457	2,431	1,264	996	398		98
Shares repurchased	(2,248)	(1,965)	(2,323)	(1,739)	(12,425)		(8,815)
Net increase in shares outstanding	17,222	13,181	5,309	5,139	10,796		3,592
Class 3:
Shares sold	219	392	185	381	2,015		1,658
Shares issued on reinvestment of dividends and distributions	171	197	110	127	34		12
Shares repurchased	(804)	(1,121)	(869)	(812)	(1,876)		(2,074)
Net increase (decrease) in shares outstanding	(414)	(532)	(574)	(304)	173		(404)

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization - American Funds Insurance Series (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 15 different funds. The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

Global Discovery Fund	Long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund	Long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund	Long-term growth of capital by investing primarily in common stocks of companies that offer opportunities for growth of capital.
International Fund	Long-term growth of capital by investing primarily in common stocks of companies located outside the United States.
New World Fund	Long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund	To produce income exceeding the average yield on U.S. stocks and to provide an opportunity for growth of principal.
Global Growth and Income Fund	Long-term growth of capital and current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund	Growth of capital and income by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.
Asset Allocation Fund	High total return (including income and capital gains) consistent with long-term preservation of capital.
Bond Fund	As high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.
Global Bond Fund
A high level of total return consistent with prudent management by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.

High-Income Bond Fund
High current income and, secondarily, capital appreciation by investing primarily in intermediate and long-term corporate obligations, with emphasis on higher yielding, higher risk, lower rated or unrated securities.

U.S. Government/AAA-Rated Securities Fund
A high level of current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities guaranteed by the U.S. government and other debt securities rated AAA or Aaa.

Cash Management Fund	High current yield while preserving capital by investing in a diversified selection of high-quality money market instruments.

Each fund offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the series:

Security valuation - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices. Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the series’ board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued.

Security transactions and related investment income - Security transactions are recorded by the series as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the series will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations -Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.

Dividends and distributions to shareholders -Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Non-U.S. currency translation - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

Forward currency contracts - The series may enter into forward currency contracts, which represent agreements to exchange non-U.S. currencies on specific future dates at predetermined rates. The series enters into these contracts to manage its exposure to changes in non-U.S. exchange rates arising from investments denominated in non-U.S. currencies. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates. Due to these risks, the series could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the series values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The series records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Mortgage dollar rolls - The series may enter into mortgage dollar roll transactions in which a fund in the series sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions - The series may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or the borrower to meet the obligations of the loan.

2.	Non-U.S. investments

Investment risk - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation - Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

3. Federal income taxation and distributions

The series complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The series is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Distributions - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the table on the following two pages, four funds in the series had capital loss carryforwards available at December 31, 2006. These will be used to offset any capital gains realized by the funds in future years through the expiration dates. The funds will not make distributions from capital gains while capital loss carryforwards remain.

Additional tax basis disclosures are as follows:

					(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

As of December 31, 2006:
Undistributed (Distribution in excess of) ordinary income	$1,302	$74,162	$138,438	$187,246	$99,193	$44,694	$82,082
Post-October non-U.S. currency loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	(4)	(278)	(161)	-	(1,429)	(85)	-
Undistributed long-term capital gain	694	185,782	218,971	1,840,600	408,417	79,839	106,861
Post-October capital loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	-	-	-	-	-	-	-
Capital loss carryforwards	-	-	-	-	-	-	-

Gross unrealized appreciation on investment securities	31,725	937,340	820,968	6,032,719	2,479,198	345,097	763,758
Gross unrealized depreciation on investment securities	(1,689)	(37,779)	(130,543)	(356,411)	(100,971)	(12,125)	(30,134)
Net unrealized appreciation on investment securities	30,036	899,561	690,425	5,676,308	2,378,227	332,972	733,624
Cost of investment securities	149,260	3,402,225	2,486,382	21,447,672	6,636,640	963,725	3,339,073

Reclassification to (from) undistributed net investment
income from (to) undistributed net realized gain	(33)	(174)	10,373	(246)	4,667	231
Reclassification to (from) undistributed net investment income
from (to) capital paid in on shares of beneficial interest	-	-	(870)	-	-	-	-
Reclassification to undistributed net realized gain
from capital paid in on shares of beneficial interest	-	-	906	-	-	-	-

Utilized capital loss carryforward	-	-	-	-	-	-	-
Expired capital loss carryforward	-	-	-	-	-	-	-

Capital loss carryforwards:
Expiring 2007	-	-	-	-	-	-	-
Expiring 2008	-	-	-	-	-	-	-
Expiring 2009	-	-	-	-	-	-	-
Expiring 2010	-	-	-	-	-	-	-
Expiring 2011	-	-	-	-	-	-	-
Expiring 2012	-	-	-	-	-	-	-
Expiring 2013	-	-	-	-	-	-	-
Expiring 2014	-	-	-	-	-	-	-
-		-	-	-	-	-	-

*These deferrals are considered incurred in the subsequent year.

† Amount less than one thousand.

							(dollars in thousands)

	Global Growth and Income Fund	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

As of December 31, 2006:
Undistributed (Distribution in excess of) ordinary income	$3,953	$164,940	$61,928	$154,731	$-	$73,341	$28,407	$15,237
Post-October non-U.S. currency loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	(101)	(158)	(165)	-	(24)	(298)	-	-
Undistributed long-term capital gain	-	847,610	242,044	-	-	-	-	-
Post-October capital loss deferrals (realized during the period
November 1, 2006, through December 31, 2006)*	-	-	-	-	-	(2,249)	(18)	-
Capital loss carryforwards	-	-	-	(4,425)	-	(130,131)	(9,230)	(4)

Gross unrealized appreciation on investment securities	55,259	5,609,143	1,348,121	74,062	211	44,540	4,581	13
Gross unrealized depreciation on investment securities	(5,265)	(234,104)	(66,106)	(21,339)	(108)	(11,667)	(3,625)	(2)
Net unrealized appreciation on investment securities	49,994	5,375,039	1,282,015	52,723	103	32,873	956	11
Cost of investment securities	630,431	21,473,237	6,210,473	3,492,260	25,800	1,102,714	645,815	396,571

Reclassification to (from) undistributed net investment
income from (to) undistributed net realized gain	(45)	586	(284)	(2,918)	(5)	(529)	171	-
Reclassification to (from) undistributed net investment income
from (to) capital paid in on shares of beneficial interest	-	-	-	-	5	-	-	-
Reclassification to undistributed net realized gain
from capital paid in on shares of beneficial interest	-	-	-	-	-	-	1,293	-

Utilized capital loss carryforward	-	-	-	-	-	6,486	-	-
Expired capital loss carryforward	-	-	-	-	-	-	1,293	-

Capital loss carryforwards:
Expiring 2007	-	-	-	$-	-	$-	$737	$-
Expiring 2008	-	-	-	-	-	-	4,040	-
Expiring 2009	-	-	-	-	-	43,714	-	-
Expiring 2010	-	-	-	-	-	50,900	-	-†
Expiring 2011	-	-	-	3,029	-	35,517	-	-
Expiring 2012	-	-	-	-	-	-	-	3
Expiring 2013	-	-	-	588	-	-	-	1
Expiring 2014	-	-	-	808	-	-	4,453	-†
-		-	-	$4,425	-	$130,131	$9,230	$4

*These deferrals are considered incurred in the subsequent year.

† Amount less than one thousand.

4. Fees and transactions with related parties
Capital Research and Management Company ("CRMC"), the series’ investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the series’ transfer agent, and American Funds Distributors, Inc. SM ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.

The board of trustees approved an amended agreement for Global Small Capitalization Fund, New World Fund and Growth-Income Fund that provided for reduced annual rates as reflected in the table below. During the year ended December 31, 2006, CRMC voluntarily reduced investment advisory services fees to the rates provided by the amended agreement for Global Small Capitalization Fund and to proposed amended rates for Global Growth and Income Fund. In addition, CRMC is currently waiving 10% of investment advisory services fees for all funds in the series. During the year ended December 31, 2006, total aggregate investment advisory services fees waived by CRMC were $29,046,000. As a result, the aggregate fees shown on the accompanying financial statements of $290,427,000 were reduced to $261,381,000. The amended range of rates and asset levels and the current annualized rates of average net assets for the series, before and after the expense waivers, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31, 2006,		For the year ended December 31, 2006,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver		after waiver
Global Discovery	.580%	.440%	$.5	$1.0	.58%		.52%
Global Growth	.690	.480	.6	3.0	.55		.50
Global Small Capitalization	.800	.650	.6	3.0	.72		.65
Growth	.500	.285	.6	27.0	.32		.29
International	.690	.430	.5	21.0	.50		.45
New World	.850	.660	.5	1.5	.81		.73
Blue Chip Income and Growth	.500	.370	.6	4.0	.42		.38
Global Growth and Income	.690		all		.69	*	.62	*
Growth-Income	.500	.222	.6	27.0	.27		.24
Asset Allocation	.500	.250	.6	8.0	.32		.29
Bond	.480	.360	.6	3.0	.41		.37
Global Bond	.570		all		.14	†	.12	†
High-Income Bond	.500	.420	.6	2.0	.48		.43
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.46		.41
Cash Management	.320		all		.32		.29

*Annualized ratios based on activity during the period May 1, 2006, commencement of operations, through December 31, 2006.
†Ratios based on activity during the period October 4, 2006, commencement of operations, through December 31, 2006.

Transfer agent services - The aggregate fee of $55,000 was incurred during the year ended December 31, 2006, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.

Deferred trustees’ compensation - Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the series, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the series and vary according to the total returns of the selected funds. Trustees’ compensation of $968,000, shown on the accompanying financial statements, includes $564,000 in current fees (either paid in cash or deferred) and a net increase of $404,000 in the value of the deferred amounts.

Affiliated officers and trustees - Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

5.	Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the year ended December 31, 2006, distribution expenses under the plans for the series aggregated $166,423,000 for Class 2 and $2,171,000 for Class 3. Class 1 shares have not adopted a plan of distribution.

6. Investment transactions and other disclosures

As of December 31, 2006, Asset Allocation Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase or sell
non-U.S. currencies as follows:

				(amounts in thousands)

		Contract amount		U.S. valuations at December 31, 2006

Fund	Non-U.S. currency sale contracts	Non-U.S.	U.S.	Amount	Unrealized appreciation(depreciation)

Purchases:
Bond	Euro, expiring 2/13/2007	€15,666	$20,651	$20,718	$67
Global Bond	Euro, expiring 2/13 to 3/19/2007	€891	1,177	1,179	2
Global Bond	Japanese yen, expiring 3/5 to 3/12/2007	¥38,548	338	327	(11)
Sales:
Asset Allocation	Euro, expiring 1/19 to 3/30/2007	€4,619	5,937	6,108	(171)
Bond	Euro, expiring 3/14/2007	€5,585	7,416	7,394	22
Global Bond	Australian dollars, expiring 1/9 to 2/16/2007	A$193	145	152	(7)
High-Income Bond	Euro, expiring 1/19 to 3/30/2007	€ 7,697	10,075	10,186	(111)

The following table presents additional information for the year ended December 31, 2006:

					(dollars in thousands)

	Global Discovery Fund	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund

Purchases of investment securities (3)	$74,132	$1,474,545	$1,597,228	$10,130,504	$3,450,833	$539,610	$965,021
Sales of investment securities (3)	37,095	893,260	1,222,179	7,752,374	1,927,899	292,365	686,760
Non-U.S taxes paid on dividend income	132	4,879	2,943	6,991	15,077	1,897	184
Non-U.S taxes paid on interest income	-	-	-	-	-	-	-
Non-U.S taxes paid on realized gains	-	132	238	-	612	1,118	-
Non-U.S taxes provided on unrealized gains as of December 31, 2006	-	1,192	1,990	1,147	4,271	1,042	-
Dividends from affiliated issuers	-	-	756	-	-	-	-
Net realized gain from affiliated issuers	-	-	5,213	-	-	-	-

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Excludes short-term securities, except for Cash Management Fund.

						(dollars in thousands)

	Global Growth and Income Fund (1)	Growth- Income Fund	Asset Allocation Fund	Bond Fund	Global Bond Fund (2)	High-Income Bond Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund

Purchases of investment securities (3)	$535,672	$6,469,654	$2,557,482	$2,067,940	$21,021	$519,991	$476,038	$3,009,216
Sales of investment securities (3)	18,860	5,342,432	2,328,866	1,331,037	1,020	316,755	458,345	2,870,977
Non-U.S taxes paid on dividend income	155	5,223	1,442	-	-	-	-	-
Non-U.S taxes paid on interest income	-	-	9	117	1	-	-	-
Non-U.S taxes paid on realized gains	-	-	-	-	-	-	-	-
Non-U.S taxes provided on unrealized gains as of December 31, 2006	-	-	-	-	-	-	-	-
Dividends from affiliated issuers	-	-	-	-	-	-	-	-
Net realized gain from affiliated issuers	-	-	31,438	-	-	-	-	-

(1) For the period May 1, 2006, commencement of operations, through December 31, 2006.
(2) For the period October 4, 2006, commencement of operations, through December 31, 2006.
(3) Excludes short-term securities, except for Cash Management Fund.

Financial Highlights(1)

		Income (loss) from investment operations (2)					Dividends and distributions

Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver (3)		Ratio of net income (loss) to average net assets

Global Discovery Fund
Class 1
12/31/06	$11.63	$.15		$ 1.89		$ 2.04	$ (.13)	$ (.49)	$ (.62)	$13.05	17.66%	$ 28.62%			.56%		1.19%
12/31/05	10.79	.14		1.05		1.19	(.11)	(.24)	(.35)	11.63	11.07	22.61			.56		1.27
12/31/04	9.94	.08		.98		1.06	(.09)	(.12)	(.21)	10.79	10.72	20.61			.60		.81
12/31/03	7.26	.05		2.67		2.72	(.04)	-	(.04)	9.94	37.41	17.61			.61		.55
12/31/02	9.30	.06		(2.05)		(1.99)	(.05)	-	(.05)	7.26	(21.41)	10.61			.61		.69
Class 2
12/31/06	11.59	.11		1.89		2.00	(.10)	(.49)	(.59)	13.00	17.41	151.87			.81		.94
12/31/05	10.76	.11		1.05		1.16	(.09)	(.24)	(.33)	11.59	10.80	89.86			.81		1.04
12/31/04	9.92	.06		.97		1.03	(.07)	(.12)	(.19)	10.76	10.43	51.86			.85		.60
12/31/03	7.25	.02		2.67		2.69	(.02)	-	(.02)	9.92	37.11	24.86			.86		.28
12/31/02	9.30	.04		(2.05)		(2.01)	(.04)	-	(.04)	7.25	(21.67)	9.86			.86		.48
Global Growth Fund
Class 1
12/31/06	$19.63	$.41		$ 3.62		$ 4.03	$ (.22)	-	$ (.22)	$23.44	20.73%	$ 278.58%			.53%		1.95%
12/31/05	17.31	.28		2.19		2.47	(.15)	-	(.15)	19.63	14.37	206.62			.57		1.56
12/31/04	15.30	.18		1.92		2.10	(.09)	-	(.09)	17.31	13.80	202.65			.64		1.15
12/31/03	11.35	.12		3.91		4.03	(.08)	-	(.08)	15.30	35.63	188.70			.70		.94
12/31/02	13.42	.09		(2.02)		(1.93)	(.14)	-	(.14)	11.35	(14.46)	152.71			.71		.73
Class 2
12/31/06	19.52	.36		3.59		3.95	(.18)	-	(.18)	23.29	20.43	4,015.83			.78		1.71
12/31/05	17.23	.23		2.18		2.41	(.12)	-	(.12)	19.52	14.07	2,617.87			.82		1.30
12/31/04	15.25	.14		1.91		2.05	(.07)	-	(.07)	17.23	13.49	1,796.90			.89		.92
12/31/03	11.32	.09		3.89		3.98	(.05)	-	(.05)	15.25	35.27	1,082.95			.95		.68
12/31/02	13.38	.06		(2.01)		(1.95)	(.11)	-	(.11)	11.32	(14.64)	592.96			.96		.48
Global Small Capitalization Fund
Class 1
12/31/06	$21.29	$.19		$ 4.74		$ 4.93	$ (.14)	$ (1.21)	$ (1.35)	$24.87	24.35%	$ 247.77%			.69%		.82%
12/31/05	17.14	.13		4.23		4.36	(.21)	-	(.21)	21.29	25.66	231.79			.73		.72
12/31/04	14.15	.02		2.97		2.99	-	-	-	17.14	21.13	193.81			.80		.15
12/31/03	9.27	-	(4)	4.97		4.97	(.09)	-	(.09)	14.15	53.92	163.83			.83		(.03)
12/31/02	11.52	-	(4)	(2.15)		(2.15)	(.10)	-	(.10)	9.27	(18.83)	108.84			.84		.04
Class 2
12/31/06	21.12	.14		4.70		4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02		.94		.61
12/31/05	17.02	.09		4.19		4.28	(.18)	-	(.18)	21.12	25.35	1,977	1.04		.97		.49
12/31/04	14.08	(.01)		2.95		2.94	-	-	-	17.02	20.88	1,198	1.06		1.05		(.07)
12/31/03	9.23	(.03)		4.95		4.92	(.07)	-	(.07)	14.08	53.53	665	1.08		1.08		(.28)
12/31/02	11.48	(.02)		(2.15)		(2.17)	(.08)	-	(.08)	9.23	(19.05)	290	1.09		1.09		(.20)
Growth Fund
Class 1
12/31/06	$59.36	$.70		$ 5.46		$ 6.16	$ (.63)	$ (.38)	$ (1.01)	$64.51	10.48%	$ 3,503.34%			.31%		1.14%
12/31/05	51.39	.46		8.00		8.46	(.49)	-	(.49)	59.36	16.50	3,709.35			.32		.87
12/31/04	45.74	.32		5.51		5.83	(.18)	-	(.18)	51.39	12.75	3,744.36			.36		.68
12/31/03	33.47	.16		12.26		12.42	(.15)	-	(.15)	45.74	37.15	3,877.39			.39		.41
12/31/02	44.30	.12		(10.87)		(10.75)	(.08)	-	(.08)	33.47	(24.27)	3,195.40			.40		.30
Class 2
12/31/06	58.98	.54		5.43		5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122.59			.56		.89
12/31/05	51.10	.34		7.92		8.26	(.38)	-	(.38)	58.98	16.19	18,343.60			.57		.64
12/31/04	45.50	.23		5.45		5.68	(.08)	-	(.08)	51.10	12.50	12,055.61			.61		.50
12/31/03	33.29	.06		12.19		12.25	(.04)	-	(.04)	45.50	36.80	7,107.64			.64		.16
12/31/02	44.09	.03		(10.82)		(10.79)	(.01)	-	(.01)	33.29	(24.46)	3,009.65			.65		.07
Class 3
12/31/06	59.34	.59		5.46		6.05	(.51)	(.38)	(.89)	64.50	10.29	451.52			.49		.95
12/31/05	51.38	.37		7.98		8.35	(.39)	-	(.39)	59.34	16.28	499.53			.50		.69
12/31/04 (5)	47.74	.24		3.50		3.74	(.10)	-	(.10)	51.38	7.85	516.54		(6)	.53	(6)	.54	(6)
International Fund
Class 1
12/31/06	$18.96	$.41		$ 3.21		$ 3.62	$ (.38)	$ (.19)	$ (.57)	$22.01	19.33%	$ 1,648.54%			.49%		1.99%
12/31/05	15.82	.32		3.11		3.43	(.29)	-	(.29)	18.96	21.75	1,599.57			.52		1.92
12/31/04	13.41	.22		2.41		2.63	(.22)	-	(.22)	15.82	19.66	1,495.60			.59		1.54
12/31/03	10.07	.15		3.38		3.53	(.19)	-	(.19)	13.41	35.12	1,431.63			.63		1.40
12/31/02	12.02	.15		(1.90)		(1.75)	(.20)	-	(.20)	10.07	(14.58)	1,236.63			.63		1.35
Class 2
12/31/06	18.92	.35		3.20		3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260.79			.74		1.72
12/31/05	15.79	.28		3.11		3.39	(.26)	-	(.26)	18.92	21.50	4,790.82			.77		1.64
12/31/04	13.39	.18		2.41		2.59	(.19)	-	(.19)	15.79	19.32	2,752.84			.83		1.27
12/31/03	10.05	.12		3.37		3.49	(.15)	-	(.15)	13.39	34.85	1,385.88			.88		1.08
12/31/02	11.97	.12		(1.89)		(1.77)	(.15)	-	(.15)	10.05	(14.84)	636.88			.88		1.05
Class 3
12/31/06	18.96	.37		3.20		3.57	(.34)	(.19)	(.53)	22.00	19.07	120.72			.67		1.81
12/31/05	15.82	.29		3.11		3.40	(.26)	-	(.26)	18.96	21.54	116.75			.70		1.74
12/31/04 (5)	13.76	.20		2.05		2.25	(.19)	-	(.19)	15.82	16.45	115.77		(6)	.77	(6)	1.45	(6)
New World Fund
Class 1
12/31/06	$16.67	$.41		$ 4.95		$ 5.36	$ (.32)	$ (.15)	$ (.47)	$21.56	32.88%	$ 126.88%			.80%		2.19%
12/31/05	13.96	.33		2.58		2.91	(.20)	-	(.20)	16.67	21.10	88.92			.85		2.22
12/31/04	11.99	.23		2.01		2.24	(.27)	-	(.27)	13.96	19.07	63.93			.92		1.81
12/31/03	8.76	.21		3.21		3.42	(.19)	-	(.19)	11.99	39.56	47.92			.92		2.15
12/31/02	9.44	.20		(.70)		(.50)	(.18)	-	(.18)	8.76	(5.45)	35.91			.91		2.14
Class 2
12/31/06	16.56	.36		4.92		5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29		2.56		2.85	(.18)	-	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19		2.01		2.20	(.25)	-	(.25)	13.89	18.80	373	1.18		1.17		1.57
12/31/03	8.73	.19		3.19		3.38	(.17)	-	(.17)	11.94	39.18	224	1.17		1.17		1.90
12/31/02	9.41	.18		(.70)		(.52)	(.16)	-	(.16)	8.73	(5.66)	124	1.16		1.16		1.89
Blue Chip Income and Growth Fund
Class 1
12/31/06	$10.91	$.20		$ 1.63		$ 1.83	$ (.16)	$ (.61)	$ (.77)	$11.97	17.73%	$ 159.43%			.39%		1.75%
12/31/05	10.26	.18		.59		.77	(.12)	-	(.12)	10.91	7.57	135.45			.41		1.73
12/31/04	9.41	.15		.78		.93	(.08)	-	(.08)	10.26	9.94	129.46			.46		1.60
12/31/03	7.17	.13		2.11		2.24	-	-	-	9.41	31.24	107.52			.50		1.67
12/31/02	9.43	.16		(2.32)		(2.16)	(.10)	-	(.10)	7.17	(22.93)	54.52			.52		1.89
Class 2
12/31/06	10.83	.17		1.61		1.78	(0.13)	(.61)	(.74)	11.87	17.42	3,937.68			.64		1.50
12/31/05	10.20	.15		.58		.73	(.10)	-	(.10)	10.83	7.24	3,029.70			.66		1.48
12/31/04	9.36	.13		.78		.91	(.07)	-	(.07)	10.20	9.74	2,349.71			.70		1.37
12/31/03	7.16	.11		2.09		2.20	-	-	-	9.36	30.73	1,490.76			.74		1.41
12/31/02	9.41	.14		(2.30)		(2.16)	(.09)	-	(.09)	7.16	(23.07)	426.77			.77		1.76
Global Growth and Income (7)
Class 1
12/31/06	$10.00	$.14		$ .91		$ 1.05	$ (.07)	-	$ (.07)	$10.98	10.49%	$ 45.72		% (6)	.65	% (6)	2.10	% (6)
Class 2
12/31/06	10.00	.11		.92		1.03	(.06)	-	(.06)	10.97	10.30	638.97		(6)	.90	(6)	1.64	(6)
Growth-Income Fund
Class 1
12/31/06	$38.31	$.77		$ 5.03		$ 5.80	$ (.72)	$ (.96)	$ (1.68)	$42.43	15.51%	$ 3,759.28%			.25%		1.92%
12/31/05	36.81	.62		1.61		2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825.29			.27		1.68
12/31/04	33.61	.48		3.09		3.57	(.37)	-	(.37)	36.81	10.66	4,213.31			.30		1.39
12/31/03	25.63	.42		7.96		8.38	(.40)	-	(.40)	33.61	32.76	4,402.34			.34		1.45
12/31/02	31.70	.41		(6.16)		(5.75)	(.32)	-	(.32)	25.63	(18.15)	3,741.35			.35		1.43
Class 2
12/31/06	38.12	.67		4.99		5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688.53			.50		1.67
12/31/05	36.64	.53		1.60		2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608.54			.52		1.44
12/31/04	33.48	.41		3.06		3.47	(.31)	-	(.31)	36.64	10.37	13,105.56			.55		1.19
12/31/03	25.52	.34		7.92		8.26	(.30)	-	(.30)	33.48	32.43	7,824.59			.59		1.18
12/31/02	31.58	.35		(6.14)		(5.79)	(.27)	-	(.27)	25.52	(18.34)	3,632.60			.60		1.22
Class 3
12/31/06	38.31	.70		5.01		5.71	(.64)	(.96)	(1.60)	42.42	15.30	458.46			.43		1.74
12/31/05	36.80	.56		1.61		2.17	(.51)	(.15)	(.66)	38.31	5.88	471.47			.45		1.50
12/31/04 (5)	34.64	.41		2.07		2.48	(.32)	-	(.32)	36.80	7.18	537.49		(6)	.48	(6)	1.24	(6)
Asset Allocation Fund
Class 1
12/31/06	$16.56	$.47		$ 1.97		$ 2.44	$ (.43)	$ (.23)	$ (.66)	$18.34	14.96%	$ 1,079.33%			.30%		2.67%
12/31/05	15.49	.41		1.05		1.46	(.39)	-	(.39)	16.56	9.45	879.35			.32		2.57
12/31/04	14.58	.39		.84		1.23	(.32)	-	(.32)	15.49	8.50	899.38			.37		2.64
12/31/03	12.23	.41		2.29		2.70	(.35)	-	(.35)	14.58	22.14	911.42			.42		3.12
12/31/02	14.30	.45		(2.19)		(1.74)	(.33)	-	(.33)	12.23	(12.19)	797.45			.45		3.31
Class 2
12/31/06	16.47	.42		1.96		2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362.58			.55		2.42
12/31/05	15.42	.37		1.04		1.41	(.36)	-	(.36)	16.47	9.14	5,120.60			.57		2.31
12/31/04	14.51	.36		.84		1.20	(.29)	-	(.29)	15.42	8.34	3,797.62			.62		2.42
12/31/03	12.18	.37		2.27		2.64	(.31)	-	(.31)	14.51	21.74	2,314.67			.67		2.81
12/31/02	14.25	.42		(2.18)		(1.76)	(.31)	-	(.31)	12.18	(12.38)	1,056.70			.70		3.11
Class 3
12/31/06	16.56	.44		1.97		2.41	(.40)	(.23)	(.63)	18.34	14.75	76.51			.48		2.49
12/31/05	15.49	.38		1.05		1.43	(.36)	-	(.36)	16.56	9.26	76.53			.50		2.39
12/31/04 (5)	14.85	.36		.58		.94	(.30)	-	(.30)	15.49	6.38	81.55		(6)	.55	(6)	2.50	(6)
Bond Fund
Class 1
12/31/06	$11.31	$.63		$ .17		$ .80	$ (.47)	-	$ (.47)	$11.64	7.31%	$ 230.43%			.39%		5.54%
12/31/05	11.57	.60		(.40)		.20	(.46)	-	(.46)	11.31	1.77	182.44			.40		5.30
12/31/04	11.34	.56		.10		.66	(.43)	-	(.43)	11.57	6.04	195.45			.44		4.94
12/31/03	10.41	.57		.78		1.35	(.42)	-	(.42)	11.34	13.07	213.47			.47		5.19
12/31/02	10.44	.67		(.24)		.43	(.46)	-	(.46)	10.41	4.26	218.49			.49		6.60
Class 2
12/31/06	11.22	.60		.16		.76	(.45)	-	(.45)	11.53	6.99	3,374.68			.64		5.29
12/31/05	11.48	.57		(.39)		.18	(.44)	-	(.44)	11.22	1.59	2,312.69			.65		5.06
12/31/04	11.27	.53		.09		.62	(.41)	-	(.41)	11.48	5.72	1,759.70			.69		4.68
12/31/03	10.36	.53		.78		1.31	(.40)	-	(.40)	11.27	12.80	1,280.72			.72		4.88
12/31/02	10.40	.64		(.24)		.40	(.44)	-	(.44)	10.36	4.05	697.74			.74		6.34
Global Bond Fund
Class 1 (8)
12/31/06	$10.00	$.10		$ .15		$ .25	$ (.07)	-	$ (.07)	$10.18	2.52%	$ 12.15%			.13%		1.00%
Class 2 (9)
12/31/06	10.00	.06		.18		.24	(.07)	-	(.07)	10.17	1.99	15.13			.12		.60
High-Income Bond Fund
Class 1
12/31/06	$12.41	$.92		$ .37		$ 1.29	$ (.80)	-	$ (.80)	$12.90	10.89%	$ 293.49%			.45%		7.36%
12/31/05	12.89	.85		(.55)		.30	(.78)	-	(.78)	12.41	2.46	309.50			.46		6.76
12/31/04	12.54	.84		.32		1.16	(.81)	-	(.81)	12.89	9.83	364.50			.50		6.74
12/31/03	10.44	.90		2.12		3.02	(.92)	-	(.92)	12.54	29.79	411.51			.51		7.74
12/31/02	11.78	1.01		(1.25)		(.24)	(1.10)	-	(1.10)	10.44	(1.51)	335.52			.52		9.55
Class 2
12/31/06	12.32	.89		.36		1.25	(.78)	-	(.78)	12.79	10.59	832.74			.70		7.12
12/31/05	12.81	.81		(.55)		.26	(.75)	-	(.75)	12.32	2.20	590.75			.71		6.55
12/31/04	12.47	.81		.32		1.13	(.79)	-	(.79)	12.81	9.59	444.75			.74		6.48
12/31/03	10.39	.86		2.12		2.98	(.90)	-	(.90)	12.47	29.51	319.76			.76		7.41
12/31/02	11.74	.97		(1.25)		(.28)	(1.07)	-	(1.07)	10.39	(1.83)	183.77			.77		9.28
Class 3
12/31/06	12.39	.90		.36		1.26	(.77)	-	(.77)	12.88	10.66	34.67			.63		7.19
12/31/05	12.87	.82		(.55)		.27	(.75)	-	(.75)	12.39	2.25	37.68			.64		6.58
12/31/04 (5)	12.79	.78		.11		.89	(.81)	-	(.81)	12.87	7.52	46.68		(6)	.68	(6)	6.57	(6)
U.S. Government/AAA-Rated Securities Fund
Class 1
12/31/06	$11.91	$.55		$ (.10)		$ .45	$ (.49)	-	$ (.49)	$11.87	3.95%	$ 218.47%			.42%		4.64%
12/31/05	12.07	.48		(.16)		.32	(.48)	-	(.48)	11.91	2.70	252.47			.43		3.99
12/31/04	12.24	.45		(.03)		.42	(.59)	-	(.59)	12.07	3.58	286.47			.46		3.68
12/31/03	12.37	.46		(.15)		.31	(.44)	-	(.44)	12.24	2.51	373.46			.46		3.71
12/31/02	11.87	.54		.55		1.09	(.59)	-	(.59)	12.37	9.45	517.47			.47		4.45
Class 2
12/31/06	11.83	.51		(.09)		.42	(.46)	-	(.46)	11.79	3.75	402.72			.67		4.40
12/31/05	12.00	.45		(.16)		.29	(.46)	-	(.46)	11.83	2.41	341.72			.68		3.75
12/31/04	12.17	.41		(.03)		.38	(.55)	-	(.55)	12.00	3.30	285.72			.71		3.42
12/31/03	12.31	.42		(.14)		.28	(.42)	-	(.42)	12.17	2.28	273.71			.71		3.43
12/31/02	11.83	.50		.55		1.05	(.57)	-	(.57)	12.31	9.15	288.72			.72		4.14
Class 3
12/31/06	11.89	.52		(.09)		.43	(.46)	-	(.46)	11.86	3.80	32.65			.60		4.45
12/31/05	12.05	.46		(.16)		.30	(.46)	-	(.46)	11.89	2.50	39.65			.61		3.81
12/31/04 (5)	12.34	.41		(.11)		.30	(.59)	-	(.59)	12.05	2.58	43.65		(6)	.65	(6)	3.51	(6)
Cash Management Fund
Class 1
12/31/06	$11.31	$.54		$ -	(4)	$ .54	$ (.23)	-	$ (.23)	$11.62	4.81%	$ 98.33%			.30%		4.74%
12/31/05	11.09	.33		-	(4)	.33	(.11)	-	(.11)	11.31	2.97	75.33			.30		2.91
12/31/04	11.07	.11		-	(4)	.11	(.09)	-	(.09)	11.09	.96	78.37			.36		.96
12/31/03	11.17	.07		-	(4)	.07	(.17)	-	(.17)	11.07	.67	103.47			.47		.68
12/31/02	11.41	.14		-	(4)	.14	(.38)	-	(.38)	11.17	1.24	203.46			.46		1.25
Class 2
12/31/06	11.26	.51		-	(4)	.51	(.21)	-	(.21)	11.56	4.59	282.58			.55		4.52
12/31/05	11.05	.30		-	(4)	.30	(.09)	-	(.09)	11.26	2.68	153.58			.55		2.71
12/31/04	11.03	.08		-	(4)	.08	(.06)	-	(.06)	11.05	.70	110.61			.61		.76
12/31/03	11.12	.05		-	(4)	.05	(.14)	-	(.14)	11.03	.47	99.72			.72		.42
12/31/02	11.37	.11		-	(4)	.11	(.36)	-	(.36)	11.12	1.00	133.71			.71		1.00
Class 3
12/31/06	11.29	.52		-	(4)	.52	(.21)	-	(.21)	11.60	4.64	18.51			.48		4.53
12/31/05	11.07	.30		-	(4)	.30	(.08)	-	(.08)	11.29	2.74	16.51			.48		2.70
12/31/04 (5)	11.07	.09		-	(4)	.09	(.09)	-	(.09)	11.07	.78	20.54		(6)	.54	(6)	.80	(6)

Portfolio turnover rate for all classes of shares
	Year Ended December 31
	2006	2005	2004	2003	2002
Global Discovery Fund	31%	53%	28%	30	25%
Global Growth Fund	31	26	24	27	30
Global Small Capitalization Fund	50	47	49	51	66
Growth Fund	35	29	30	34	34
International Fund	29	40	37	40	30
New World Fund	32	26	18	19	22
Blue Chip Income and Growth Fund	21	33	13	12	8
Global Growth and Income Fund (7)	8	-	-	-	-
Growth-Income Fund	25	20	21	21	26
Asset Allocation Fund	38	23	20	20	25
Bond Fund	57	46	34	20	29
Global Bond Fund (8)	7	-	-	-	-
High-Income Bond Fund	35	35	38	48	45
U.S. Government/AAA-Rated Securities Fund	76	86	68	63	53
Cash Management Fund	-	-	-	-	-

(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services for all share classes.
(4) Amount less than $.01.
(5) From January 16, 2004, when Class 3 shares were first issued.
(6) Annualized.
(7) From May 1, 2006, commencement of operations.
(8) From October 4, 2006, commencement of operations.
(9) From November 6, 2006, when Class 2 shares were first issued.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Insurance Series:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios (investment portfolio for Cash Management Fund), and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Global Discovery Fund, Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Blue Chip Income and Growth Fund, Global Growth and Income Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund, Global Bond Fund, High-Income Bond Fund, U.S. Government/AAA-Rated Securities Fund and Cash Management Fund (constituting the American Funds Insurance Series, hereafter referred to as the "Series") at December 31, 2006, the results of each of their operations for the period then ended, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2006, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
February 7, 2007